UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Alexander Kymn

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: February 28

Registrant is making a filing for 11 of its series:

Wells Fargo Bloomberg Barclays Aggregate-ex Corporate Portfolio, Wells Fargo Emerging Markets Bond Portfolio, Wells Fargo Factor Enhanced Emerging Markets Portfolio, Wells Fargo Factor Enhanced International Portfolio, Wells Fargo Factor Enhanced Large Cap Portfolio, Wells Fargo Factor Enhanced Small Cap Portfolio, Wells Fargo High Yield Corporate Bond Portfolio, Wells Fargo International Government Bond Portfolio, Wells Fargo Investment Grade Corporate Bond Portfolio, Wells Fargo Strategic Retirement Bond Portfolio, and Wells Fargo U.S. REIT Portfolio.

Date of reporting period: August 31, 2018

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Report

August 31, 2018

◾	Wells Fargo Emerging Markets Bond Fund

◾	Wells Fargo Factor Enhanced Emerging Markets Fund

◾	Wells Fargo Factor Enhanced International Fund

◾	Wells Fargo Factor Enhanced Large Cap Fund

◾	Wells Fargo Factor Enhanced Small Cap Fund

◾	Wells Fargo High Yield Corporate Bond Fund

◾	Wells Fargo International Government Bond Fund

◾	Wells Fargo U.S. Core Bond Fund

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The views expressed and any forward-looking statements are as of August 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Funds	Performance highlights (unaudited)

Wells Fargo Emerging Markets Bond Fund1

Investment objective

The Fund seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio

Wells Fargo Asset Management (International), LLC

Portfolio managers

Michael Lee

Tony Norris

Alex Perrin

Average annual total returns (%) as of August 31, 2018

					Expense ratios[2] (%)
	Inception date	1 year	Since inception		Gross	Net[3]
Wells Fargo Emerging Markets Bond Fund (WBEMX)	8-3-2017	(3.22)	(2.01)		752.83	0.00
JP Morgan EMBI Global Diversified Index[4]	–	(3.37)	(2.04	)*	–	–
*	Return is based on the inception date of the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The Fund is exposed to foreign investment risk and focused portfolio risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 3.

Performance highlights (unaudited)	Wells Fargo Funds	3

Wells Fargo Emerging Markets Bond Fund (continued)

Ten largest holdings (%) as of August 31, 2018[5]
Dominican Republic, 5.95%, 1-25-2017	2.79
Republic of Colombia, 3.88%, 4-25-2027	2.28
Russian Federation, 12.75%, 6-24-2028	1.89
Petronas Capital Limited, 3.50%, 3-18-2025	1.64
United Mexican States, 6.75%, 9-27-2034	1.59
Republic of Argentina, 5.63%, 1-26-2022	1.46
Romania, 6.75%, 2-7-2022	1.37
Republic of Indonesia, 5.88%, 1-15-2024	1.35
Petroleos Mexicanos Company, 4.88%, 1-24-2022	1.34
Republic of Panama, 4.00%, 9-22-2024	1.30

Portfolio allocation (%) as of August 31, 2018[6]

[1]

The Fund is a feeder fund that invests substantially all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with an identical investment objective. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]

Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through June 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amount shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses from unaffiliated funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolio are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectus.

[4]

The JP Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index is a composite index representing an unleveraged investment in emerging market bonds that is broadly based across the spectrum of emerging market bonds and includes reinvestment of income (to represent real assets). You cannot invest directly in an index.

[5]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]

Amounts represent the portfolio allocation of the affiliated master portfolio and are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

4	Wells Fargo Funds	Performance highlights (unaudited)

Wells Fargo Factor Enhanced Emerging Markets Fund1

Investment objective

The Fund seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio

Wells Capital Management Incorporated‡

Portfolio managers

Dennis Bein, CFA®

Harindra de Silva, Ph.D., CFA®

Monisha Jayakumar

David Krider, CFA®

Average annual total returns (%) as of August 31, 2018

					Expense ratios[2] (%)
	Inception date	1 year	Since inception		Gross	Net[3]
Wells Fargo Factor Enhanced Emerging Markets Fund (WEEMX)	8-3-2017	(3.28)	(1.79)		728.50	0.00
Wells Fargo Factor Enhanced Emerging Markets Index (Net)[4]	–	(2.98)	(1.33	)*	–	–
*	Return is based on the inception date of the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to focused portfolio risk, index tracking risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Funds	5

Wells Fargo Factor Enhanced Emerging Markets Fund (continued)

Ten largest holdings (%) as of August 31, 2018[5]
SK Hynix Incorporated	1.39
Hon Hai Precision Industry Company Limited	1.34
Infosys Limited ADR	1.32
Itau Unibanco Holding SA	1.00
Tata Consultancy Services Limited	0.96
POSCO	0.89
China Petroleum & Chemical Corporation H Shares	0.85
Hindustan Unilever Limited	0.77
Naver Corporation	0.74
Banco Bradesco SA	0.71

Country allocation (%) as of August 31, 2018[6]

Sector distribution (%) as of August 31, 2018[6]

‡	Wells Capital Management Incorporated became the subadviser of the affiliated master portfolio on November 1, 2018.

[1]

The Fund is a feeder fund that invests substantially all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with an identical investment objective. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]

Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through June 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amount shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses from unaffiliated funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolio are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectus.

[4]

The Wells Fargo Factor Enhanced Emerging Markets Index (Net) is an index of equity securities that is derived from a universe of companies domiciled in various emerging markets countries and that possess, in aggregate, diversified exposure to investment factors (or characteristics) that are commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. You cannot invest directly in an index.

[5]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]

Amounts represent the composition of the affiliated master portfolio and are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Funds	Performance highlights (unaudited)

Wells Fargo Factor Enhanced International Fund1

Investment objective

The Fund seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio

Wells Capital Management Incorporated‡

Portfolio managers

Dennis Bein, CFA®

Harindra de Silva, Ph.D., CFA®

Monisha Jayakumar

David Krider, CFA®

Average annual total returns (%) as of August 31, 2018

					Expense ratios[2] (%)
	Inception date	1 year	Since inception		Gross	Net[3]
Wells Fargo Factor Enhanced International Fund (WINTX)	8-3-2017	6.01	5.37		730.62	0.00
Wells Fargo Factor Enhanced International Index (Net)[4]	–	6.07	5.31	*	–	–
*	Return is based on the inception date of the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to focused portfolio risk, index tracking risk, and smaller company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Funds	7

Wells Fargo Factor Enhanced International Fund (continued)

Ten largest holdings (%) as of August 31, 2018[5]
Roche Holding AG	1.42
Royal Dutch Shell plc Class A	1.29
BP plc	1.27
Royal Bank of Canada	0.95
The Toronto-Dominion Bank	0.95
British American Tobacco plc	0.94
AIA Group Limited	0.87
GlaxoSmithKline plc	0.84
AstraZeneca plc	0.78
Unilever NV	0.74

Country allocation (%) as of August 31, 2018[6]

Sector distribution (%) as of August 31, 2018[6]

‡	Wells Capital Management Incorporated became the subadviser of the affiliated master portfolio on November 1, 2018.

[1]

The Fund is a feeder fund that invests substantially all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with an identical investment objective. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]

Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through June 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amount shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses from unaffiliated funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolio are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectus.

[4]

The Wells Fargo Factor Enhanced International Index (Net) is an index of equity securities that is derived from a universe of companies domiciled in various developed markets outside the U.S. and that possess, in aggregate, diversified exposure to investment factors (or characteristics) that are commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. You cannot invest directly in an index.

[5]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]

Amounts represent the composition of the affiliated master portfolio and are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

8	Wells Fargo Funds	Performance highlights (unaudited)

Wells Fargo Factor Enhanced Large Cap Fund1

Investment objective

The Fund seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio

Wells Capital Management Incorporated‡

Portfolio managers

Dennis Bein, CFA®

Ryan Brown, CFA®

Harindra de Silva, Ph.D., CFA®

Monisha Jayakumar

Average annual total returns (%) as of August 31, 2018

					Expense ratios[2] (%)
	Inception date	1 year	Since inception		Gross	Net[3]
Wells Fargo Factor Enhanced Large Cap Fund (WLECX)	8-3-2017	16.38	15.24		718.70	0.00
Wells Fargo Factor Enhanced Large Cap Index[4]	–	16.19	15.21	*	–	–
*	Return is based on the inception date of the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to focused portfolio risk and index tracking risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 9.

Performance highlights (unaudited)	Wells Fargo Funds	9

Wells Fargo Factor Enhanced Large Cap Fund (continued)

Ten largest holdings (%) as of August 31, 2018[5]
Johnson & Johnson	2.04
Exxon Mobil Corporation	1.93
Berkshire Hathaway Incorporated Class B	1.52
UnitedHealth Group Incorporated	1.45
Pfizer Incorporated	1.40
The Home Depot Incorporated	1.32
AT&T Incorporated	1.30
Chevron Corporation	1.29
Verizon Communications Incorporated	1.27
The Procter & Gamble Company	1.18

Sector distribution (%) as of August 31, 2018[6]

‡	Wells Capital Management Incorporated became the subadviser of the affiliated master portfolio on November 1, 2018.

[1]

The Fund is a feeder fund that invests substantially all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with an identical investment objective. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]

Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through June 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amount shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses from unaffiliated funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolio are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectus.

[4]

The Wells Fargo Factor Enhanced Large Cap Index is an index of equity securities that is derived from a universe of the largest 1,000 companies in the U.S. market and that possess, in aggregate, diversified exposure to investment factors (or characteristics) that are commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. You cannot invest directly in an index.

[5]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]

Amounts represent the sector distribution of the affiliated master portfolio and are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

10	Wells Fargo Funds	Performance highlights (unaudited)

Wells Fargo Factor Enhanced Small Cap Fund1

Investment objective

The Fund seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio

Wells Capital Management Incorporated‡

Portfolio managers

Dennis Bein, CFA®

Ryan Brown, CFA®

Monisha Jayakumar

Harindra de Silva, Ph.D., CFA®

Average annual total returns (%) as of August 31, 2018

					Expense ratios[2] (%)
	Inception date	1 year	Since inception		Gross	Net[3]
Wells Fargo Factor Enhanced Small Cap Fund (WFESX)	8-3-2017	26.62	23.47		717.31	0.00
Wells Fargo Factor Enhanced Small Cap Index[4]	–	25.76	23.01	*	–	–
*	Return is based on the inception date of the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to focused portfolio risk, and index tracking risk. Consult the Fund’s prospectus for additional information on these and other risks. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 11.

Performance highlights (unaudited)	Wells Fargo Funds	11

Wells Fargo Factor Enhanced Small Cap Fund (continued)

Ten largest holdings (%) as of August 31, 2018[5]
Etsy Incorporated	0.32
Inogen Incorporated	0.29
Insperity Incorporated	0.28
Green Dot Corporation Class A	0.25
Tetra Tech Incorporated	0.24
Two Harbors Investment Corporation	0.24
Deckers Outdoor Corporation	0.23
Kemper Corporation	0.23
SiteOne Landscape Supply Incorporated	0.22
NuVasive Incorporated	0.22

Sector distribution (%) as of August 31, 2018[6]

‡	Wells Capital Management Incorporated became the subadviser of the affiliated master portfolio on November 1, 2018.

[1]

The Fund is a feeder fund that invests substantially all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with an identical investment objective. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]

Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through June 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amount shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses from unaffiliated funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolio are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectus.

[4]

The Wells Fargo Factor Enhanced Small Cap Index is an index of equity securities that is derived from a universe of the smallest 2,000 companies in the U.S. market and that possess, in aggregate, diversified exposure to investment factors (or characteristics) that are commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. You cannot invest directly in an index.

[5]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]

Amounts represent the sector distribution of the affiliated master portfolio and are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

12	Wells Fargo Funds	Performance highlights (unaudited)

Wells Fargo High Yield Corporate Bond Fund1

Investment objective

The Fund seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio

Wells Capital Management Incorporated

Portfolio managers

Thomas M. Price, CFA®

Janet S. Rilling, CFA®, CPA

Michael J. Schueller, CFA®

Average annual total returns (%) as of August 31, 2018

					Expense ratios[2] (%)
	Inception date	1 year	Since inception		Gross	Net[3]
Wells Fargo High Yield Corporate Bond Fund (WYCBX)	8-3-2017	2.57	2.19		761.12	0.00
Wells Fargo U.S. High Yield Bond Index[4]	–	3.29	2.95	*	–	–
*	Return is based on the inception date of the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The Fund is exposed to focus portfolio risk, index tracking risk, and foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 13.

Performance highlights (unaudited)	Wells Fargo Funds	13

Wells Fargo High Yield Corporate Bond Fund (continued)

Ten largest holdings (%) as of August 31, 2018[5]
Ardagh Packaging Finance plc 7.25%, 5-15-2024	0.65
Tenet Healthcare Corporation 4.63%, 7-15-2024	0.60
Iron Mountain Incorporated 5.75%, 8-15-2024	0.52
Hexion Incorporated 6.63%, 4-15-2020	0.50
DISH DBS Corporation 5.88%, 11-15-2024	0.46
Alcoa Incorporated 6.75%, 1-15-2028	0.45
BMC Software Finance Incorporated 8.13%, 7-15-2021	0.45
United Rentals North America Incorporated 5.50%, 7-15-2025	0.45
Bombardier Incorporated 6.00%, 10-15-2022	0.44
Crown Americas Capital Corporation IV 4.50%, 1-15-2023	0.44

Credit quality (%) as of August 31, 2018[6]

[1]

The Fund is a feeder fund that invests substantially all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with an identical investment objective. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]

Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through June 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amount shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses from unaffiliated funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolio are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectus.

[4]

The Wells Fargo U.S. High Yield Bond Index is a rules-based index designed to measure the performance of U.S. dollar denominated below investment-grade corporate debt issued by U.S. or foreign issuers that have a remaining maturity of at least one year, regardless of optionality; it is constructed to provide increased diversification and liquidity versus traditional passive high yield bond indices. You cannot invest directly in an index.

[5]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]

The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the affiliated master portfolio and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the affiliated master portfolio. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

14	Wells Fargo Funds	Performance highlights (unaudited)

Wells Fargo International Government Bond Fund1

Investment objective

The Fund seeks to replicate the total return of the Wells Fargo International Government Bond Index, before fees and expenses.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio

Wells Fargo Asset Management (International), LLC

Portfolio managers

Michael Lee

Tony Norris

Alex Perrin

Average annual total returns (%) as of August 31, 2018

				Expense ratios[2] (%)
	Inception date	Since inception		Gross	Net[3]
Wells Fargo International Government Bond Fund (WIGBX)	10-31-2017	(0.04)		1,007.15	0.00
Wells Fargo International Government Bond Index[4]	–	0.02	*	–	–
*	Return is based on the inception date of the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The Fund is exposed to foreign investment risk and focused portfolio risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 15.

Performance highlights (unaudited)	Wells Fargo Funds	15

Wells Fargo International Government Bond Fund (continued)

Ten largest holdings (%) as of August 31, 2018[5]
Japan 0.10%, 12-15-2019	17.94
United Kingdom Gilt 4.25%, 12-7-2027	8.08
France Government Bond 1.00%, 5-25-2027	8.06
Italy Buoni Poliennali del Tesoro 2.15%, 12-15-2021	6.43
Finland 0.50%, 9-15-2027	4.03
Netherlands 2.50%, 1-15-2033	3.92
Belgium Government Bond Series 61 4.00%, 3-28-2032	3.91
Mexico 6.50%, 6-9-2022	3.83
Korea 2.00%, 3-10-2021	3.73
Republic of Austria 0.75%, 10-20-2026	3.70

Country allocation (%) as of August 31, 2018[6]

[1]

The Fund is a feeder fund that invests substantially all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with an identical investment objective. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]

Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through June 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amount shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses from unaffiliated funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolio are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectus.

[4]

The Wells Fargo International Government Bond Index is a rules-based index designed to track the performance of local currency government debt of both developed and emerging market countries excluding the United States. The Index is composed of fixed rate government bonds, issued by countries other than the U.S., having an investment grade rating or classified as investment grade by Bloomberg Index Services Limited. You cannot invest directly in an index.

[5]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]

Amounts represent the composition of the affiliated master portfolio and are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

16	Wells Fargo Funds	Performance highlights (unaudited)

Wells Fargo U.S. Core Bond Fund

Investment objective

The Fund seeks to replicate the total return of the Wells Fargo U.S. Core Bond Index, before fees and expenses.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Mark Clegg, CFA®

Christopher Y. Kauffman, CFA®

Janet S. Rilling, CFA®, CPA

Michael J. Schueller, CFA®

Michael Stanczyk

Noah M. Wise, CFA®

Average annual total returns (%) as of August 31, 2018

					Expense ratios[2] (%)
	Inception date	1 year	Since inception		Gross	Net[3]
Wells Fargo U.S. Core Bond Fund (WUSBX)	8-3-2017	(1.09)	(0.64)		762.71	0.00
Wells Fargo U.S. Core Bond Index[4]	–	(1.07)	(0.52	)*	–	–
*	Return is based on the inception date of the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. The Fund is exposed to focused portfolio risk, index tracking risk, and mortage- and asset-backed secities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 17.

Performance highlights (unaudited)	Wells Fargo Funds	17

Wells Fargo U.S. Core Bond Fund (continued)

Ten largest holdings (%) as of August 31, 2018[5]
U.S. Treasury Bond, 3.00%, 5-15-2047	2.27
U.S. Treasury Note, 1.50%, 6-15-2020	2.01
FNMA, 3.00%, 7-1-2047	1.96
FNMA, 3.50%, 9-1-2043	1.73
U.S. Treasury Note, 1.75%, 6-30-2022	1.70
GNMA, 3.50%, 2-20-2045	1.62
FHLMC, 3.00%, 2-1-2047	1.60
FNMA, 4.00%, 9-13-2048	1.52
FHLMC, 3.50%, 2-1-2044	1.38
GNMA, 3.00%, 3-20-2046	1.17

Credit quality (%) as of August 31, 2018[6]

[1]

The Fund is a fund-of-funds that invests substantially all of its assets in two affiliated master portfolios of the Wells Fargo Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolios in which it invests.

[2]

Reflects the expense ratios as stated in the most recent prospectus, which include the impact of 0.06% of acquired fund fees and expenses from affiliated master portfolio(s). The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses from the affiliated master portfolio(s).

[3]

The manager has contractually committed through June 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amount shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses from unaffiliated funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolio are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectus.

[4]

The Wells Fargo U.S. Core Bond Index is a rules-based index designed to track the performance of fixed-rate, taxable, U.S. dollar denominated bonds, with an investment grade rating or classified as investment grade. The corporate bond component of the index is constructed to provide increased diversification and liquidity versus traditional passive corporate credit indexes. You cannot invest directly in an index.

[5]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the securities of the affiliated master portfolios allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]

The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the affiliated master portfolio(s) and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the affiliated master portfolio(s). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

18	Wells Fargo Funds	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from March 1, 2018 to August 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

Emerging Markets Bond Fund	Beginning account value 3-1-2018	Ending account value 8-31-2018	Expenses paid during the period¹	Annualized net expense ratio[2]
Actual	$1,000.00	$975.61	$0.00	0.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,025.21	$0.00	0.00%
Factor Enhanced Emerging Markets Fund
Actual	$1,000.00	$906.05	$0.00	0.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,025.21	$0.00	0.00%
Factor Enhanced International Fund
Actual	$1,000.00	$1,006.69	$0.00	0.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,025.21	$0.00	0.00%
Factor Enhanced Large Cap Fund
Actual	$1,000.00	$1,069.19	$0.00	0.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,025.21	$0.00	0.00%
Factor Enhanced Small Cap Fund
Actual	$1,000.00	$1,172.61	$0.00	0.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,025.21	$0.00	0.00%
High Yield Corporate Bond Fund
Actual	$1,000.00	$1,018.34	$0.00	0.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,025.21	$0.00	0.00%
International Government Bond Fund
Actual	$1,000.00	$957.87	$0.00	0.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,025.21	$0.00	0.00%
U.S. Core Bond Fund
Actual	$1,000.00	$1,010.67	$0.00	0.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,025.21	$0.00	0.00%

[1]

Expenses paid is equal to the annualized net expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

[2]	Amounts reflect net expenses allocated from the affiliated Master Portfolio(s) in which the Fund invests.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	19

EMERGING MARKETS BOND FUND

Security name	Value

Investment Companies: 99.99%

Affiliated Master Portfolio: 99.99%
Wells Fargo Emerging Markets Bond Portfolio	$1,007,768

Total Investment Companies (Cost $1,010,093)	1,007,768

Total investments in securities (Cost $1,010,093)	99.99%	1,007,768
Other assets and liabilities, net	0.01	114

Total net assets	100.00%	$1,007,882

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Affiliated income allocated from affiliated Master Portfolio	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo Emerging Markets Bond Portfolio	0.01%	1.58%	$(369)	$(2,120)	$754	$10	$1,007,768	99.99%

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED EMERGING MARKETS FUND

Security name	Value

Investment Companies: 99.99%

Affiliated Master Portfolio: 99.99%
Wells Fargo Factor Enhanced Emerging Markets Portfolio	$1,012,566

Total Investment Companies (Cost $1,009,101)	1,012,566

Total investments in securities (Cost $1,009,101)	99.99%	1,012,566
Other assets and liabilities, net	0.01	112

Total net assets	100.00%	$1,012,678

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period		% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Affiliated income allocated from affiliated Master Portfolio	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.00	%*	0.33%	$(1,440)	$3,034	$303	$11	$1,012,566	99.99%

*	The amount owned is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	21

FACTOR ENHANCED INTERNATIONAL FUND

Security name	Value

Investment Companies: 100.00%

Affiliated Master Portfolio: 100.00%
Wells Fargo Factor Enhanced International Portfolio	$1,000,841

Total Investment Companies (Cost $1,010,403)	1,000,841

Total investments in securities (Cost $1,010,403)	100.00%	1,000,841
Other assets and liabilities, net	0.00	45

Total net assets	100.00%	$1,000,886

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period		% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Affiliated income allocated from affiliated Master Portfolio	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo Factor Enhanced International Portfolio	0.00	%*	0.10%	$(59)	$(9,820)	$288	$11	$1,000,841	100.00%

*	The amount owned is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED LARGE CAP FUND

Security name	Value

Investment Companies: 100.00%

Affiliated Master Portfolio: 100.00%
Wells Fargo Factor Enhanced Large Cap Portfolio	$1,012,147

Total Investment Companies (Cost $1,020,915)	1,012,147

Total investments in securities (Cost $1,020,915)	100.00%	1,012,147
Other assets and liabilities, net	0.00	25

Total net assets	100.00%	$1,012,172

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period		% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Affiliated income allocated from affiliated Master Portfolio	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo Factor Enhanced Large Cap Portfolio	0.00	%*	0.06%	$10,123	$(9,079)	$287	$4	$1,012,147	100.00%

*	The amount owned is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	23

FACTOR ENHANCED SMALL CAP FUND

Security name	Value

Investment Companies: 100.00%

Affiliated Master Portfolio: 100.00%
Wells Fargo Factor Enhanced Small Cap Portfolio	$1,017,105

Total Investment Companies (Cost $1,018,631)	1,017,105

Total investments in securities (Cost $1,018,631)	100.00%	1,017,105
Other assets and liabilities, net	0.00	41

Total net assets	100.00%	$1,017,146

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period		% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Affiliated income allocated from affiliated Master Portfolio	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo Factor Enhanced Small Cap Portfolio	0.00	%*	0.25%	$8,259	$(2,011)	$226	$9	$1,017,105	100.00%

*	The amount owned is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

HIGH YIELD CORPORATE BOND FUND

Security name	Value

Investment Companies: 100.04%

Affiliated Master Portfolio: 100.04%
Wells Fargo High Yield Corporate Bond Portfolio	$1,010,034

Total Investment Companies (Cost $1,010,164)	1,010,034

Total investments in securities (Cost $1,010,164)	100.04%	1,010,034
Other assets and liabilities, net	(0.04)	(441)

Total net assets	100.00%	$1,009,593

Transactions with the Affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Income from affiliated securities allocated from affiliated Master Portfolio	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo High Yield Corporate Bond Portfolio	0.01%	0.89%	$(268)	$73	$899	$6	$1,010,034	100.04%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	25

INTERNATIONAL GOVERNMENT BOND FUND

Security name	Value

Investment Companies: 99.98%

Affiliated Master Portfolio: 99.98%
Wells Fargo International Government Bond Portfolio	$1,006,514

Total Investment Companies (Cost $995,212)	1,006,514

Total investments in securities (Cost $995,212)	99.98%	1,006,514
Other assets and liabilities, net	0.02	213

Total net assets	100.00%	$1,006,727

Transactions with the Affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Income from affiliated securities allocated from affiliated Master Portfolio	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo International Government Bond Portfolio	0.10%	9.43%	$14,705	$10,888	$226	$15	$1,006,514	99.98%

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

U.S. CORE BOND FUND

Security name	Value

Investment Companies: 100.03%

Affiliated Master Portfolios: 100.03%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$756,236
Wells Fargo Investment Grade Corporate Bond Portfolio	253,525

Total Investment Companies (Cost $1,009,497)	1,009,761

Total investments in securities (Cost $1,009,497)	100.03%	1,009,761
Other assets and liabilities, net	(0.03)	(301)

Total net assets	100.00%	$1,009,460

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period		% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.00	%*	0.09%	$(599)	$802	$173	$8	$756,236
Wells Fargo Investment Grade Corporate Bond Portfolio	0.00	%*	0.07%	(4)	(251)	148	0	253,525

				$(603)	$551	$321	$8	$1,009,761	100.03%

*	The amount owned is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

28	Wells Fargo Funds	Statements of assets and liabilities—August 31, 2018 (unaudited)

	Emerging Markets Bond Fund	Factor Enhanced Emerging Markets Fund

Assets
Investments in affiliated Master Portfolio(s), at value (see cost below)	$1,007,768	$1,012,566
Cash	6,729	3,217
Receivable from manager	4,669	4,672
Prepaid expenses and other assets	0	2,498

Total assets	1,019,166	1,022,953

Liabilities
Professional fees payable	4,677	4,678
Shareholder report expenses payable	3,378	3,378
Trustees’ fees and expenses payable	1,134	1,134
Custodian and accounting fees payable	1,084	1,085
Dividends payable	0	0
Accrued expenses and other liabilities	1,011	0

Total liabilities	11,284	10,275

Total net assets	$1,007,882	$1,012,678

NET ASSETS CONSIST OF
Paid-in capital	$1,009,999	$1,009,961
Undistributed (overdistributed) net investment income	632	379
Accumulated net realized gains (losses) on investments	(424)	(1,127)
Net unrealized gains (losses) on investments	(2,325)	3,465

Total net assets	$1,007,882	$1,012,678

COMPUTATION OF NET ASSET VALUE
Net assets	$1,007,882	$1,012,678
Shares outstanding[1]	107,610	103,987
Net asset value per share	$9.37	$9.74

Investments in affiliated Master Portfolio(s), at cost	$1,010,093	$1,009,101

[1]	Each Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—August 31, 2018 (unaudited)	Wells Fargo Funds	29

Factor Enhanced International Fund	Factor Enhanced Large Cap Fund	Factor Enhanced Small Cap Fund	High Yield Corporate Bond Fund	International Government Bond Fund	U.S. Core Bond Fund

$1,000,841	$1,012,147	$1,017,105	$1,010,034	$1,006,514	$1,009,761
6,714	6,705	6,713	6,519	11,638	6,700
4,643	4,632	4,641	4,658	4,700	4,627
0	0	0	0	0	0

1,012,198	1,023,484	1,028,459	1,021,211	1,022,852	1,021,088

4,678	4,678	4,678	4,678	9,645	4,677
3,378	3,378	3,378	3,378	3,682	3,378
1,134	1,134	1,134	1,134	1,407	1,134
1,085	1,085	1,085	1,085	841	1,085
0	0	0	510	0	0
1,037	1,037	1,038	833	550	1,354

11,312	11,312	11,313	11,618	16,125	11,628

$1,000,886	$1,012,172	$1,017,146	$1,009,593	$1,006,727	$1,009,460

$1,010,092	$1,010,083	$1,009,888	$1,009,986	$1,010,000	$1,010,015
375	360	279	71	131	(124)
(19)	10,497	8,505	(334)	(14,706)	(695)
(9,562)	(8,768)	(1,526)	(130)	11,302	264

$1,000,886	$1,012,172	$1,017,146	$1,009,593	$1,006,727	$1,009,460

$1,000,886	$1,012,172	$1,017,146	$1,009,593	$1,006,727	$1,009,460
95,073	87,356	81,386	106,042	102,112	105,058
$10.53	$11.59	$12.50	$9.52	$9.86	$9.61

$1,010,403	$1,020,915	$1,018,631	$1,010,164	$995,212	$1,009,497

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Funds	Statements of operations—six months ended August 31, 2018 (unaudited)

	Emerging Markets Bond Fund	Factor Enhanced Emerging Markets Fund

Investment income
Interest allocated from affiliated Master Portfolio(s)	$754	$0
Dividends allocated from affiliated Master Portfolio(s)*	0	303
Affiliated income allocated from affiliated Master Portfolio(s)	10	11
Expenses allocated from affiliated Master Portfolio(s)	(68)	(90)
Waivers allocated from affiliated Master Portfolio(s)	1	17

Total investment income	697	241

Expenses
Custody and accounting fees	512	512
Professional fees	14,864	14,864
Registration fees	512	512
Shareholder report expenses	4,516	4,516
Trustees’ fees and expenses	10,246	10,246
Other fees and expenses	1,538	1,538

Total expenses	32,188	32,188
Less: Fee waivers and/or expense reimbursements	(32,256)	(32,278)

Net expenses	(68)	(90)

Net investment income	765	331

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio(s)	(369)	(1,440)
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio(s)	(2,120)	3,034

Net realized and unrealized gains (losses) on investments	(2,489)	1,594

Net increase (decrease) in net assets resulting from operations	$(1,724)	$1,925

* Net of foreign dividend withholding taxes in the amount of	$0	$33

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended August 31, 2018 (unaudited)	Wells Fargo Funds	31

Factor Enhanced International Fund	Factor Enhanced Large Cap Fund	Factor Enhanced Small Cap Fund	High Yield Corporate Bond Fund	International Government Bond Fund	U.S. Core Bond Fund

$0	$0	$0	$899	$226	$321
288	287	226	0	0	0
11	4	9	6	15	8
(37)	(20)	(33)	(52)	(154)	(11)
3	1	2	1	0	1

265	272	204	854	87	319

512	512	512	512	512	512
14,864	14,864	14,864	14,865	15,325	14,864
512	512	512	512	512	512
4,516	4,516	4,516	4,516	4,516	4,516
10,246	10,246	10,246	10,246	10,246	10,246
1,538	1,537	1,538	1,537	1,537	1,538

32,188	32,187	32,188	32,188	32,648	32,188
(32,225)	(32,207)	(32,221)	(32,240)	(32,802)	(32,199)

(37)	(20)	(33)	(52)	(154)	(11)

302	292	237	906	241	330

(59)	10,123	8,259	(268)	(14,705)	(603)
(9,820)	(9,079)	(2,011)	73	10,888	551

(9,879)	1,044	6,248	(195)	(3,817)	(52)

$(9,577)	$1,336	$6,485	$711	$(3,576)	$278

$9	$0	$0	$0	$0	$0

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Funds	Statements of changes in net assets

	Emerging Markets Bond Fund
	Six months ended August 31, 2018 (unaudited)		Year ended February 28, 2018[1]

Operations
Net investment income		$765		$261
Net realized losses on investments		(369)		(26)
Net change in unrealized gains (losses) on investments		(2,120)		(206)

Net increase (decrease) in net assets resulting from operations		(1,724)		29

Distributions to shareholders from
Net investment income		(190)		(233)

Capital share transactions	Shares		Shares
Proceeds from shares sold	106,610	1,000,000	1,000	10,000

Net increase in net assets resulting from capital share transactions		1,000,000		10,000

Total increase in net assets		998,086		9,796

Net assets
Beginning of period		9,796		0

End of period		$1,007,882		$9,796

Undistributed net investment income		$632		$57

[1]	For the period from August 3, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Funds	33

	Factor Enhanced Emerging Markets Fund
	Six months ended August 31, 2018 (unaudited)		Year ended February 28, 2018[1]

Operations
Net investment income		$331		$107
Net realized gains (losses) on investments		(1,440)		326
Net change in unrealized gains (losses) on investments		3,034		392

Net increase in net assets resulting from operations		1,925		825

Distributions to shareholders from
Net investment income		0		(72)

Capital share transactions	Shares		Shares
Proceeds from shares sold	102,987	1,000,000	1,000	10,000

Net increase in net assets resulting from capital share transactions		1,000,000		10,000

Total increase in net assets		1,001,925		10,753

Net assets
Beginning of period		10,753		0

End of period		$1,012,678		$10,753

Undistributed net investment income		$379		$48

[1]	For the period from August 3, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Funds	Statements of changes in net assets

	Factor Enhanced International Fund
	Six months ended August 31, 2018 (unaudited)		Year ended February 28, 2018[1]

Operations
Net investment income		$302		$115
Net realized gains (losses) on investments		(59)		47
Net change in unrealized gains (losses) on investments		(9,820)		350

Net increase (decrease) in net assets resulting from operations		(9,577)		512

Distributions to shareholders from
Net investment income		0		(49)

Capital share transactions	Shares		Shares
Proceeds from shares sold	94,073	1,000,000	1,000	10,000

Net increase in net assets resulting from capital share transactions		1,000,000		10,000

Total increase in net assets		990,423		10,463

Net assets
Beginning of period		10,463		0

End of period		$1,000,886		$10,463

Undistributed net investment income		$375		$73

[1]	For the period from August 3, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Funds	35

	Factor Enhanced Large Cap Fund
	Six months ended August 31, 2018 (unaudited)		Year ended February 28, 2018[1]

Operations
Net investment income		$292		$124
Net realized gains on investments		10,123		374
Net change in unrealized gains (losses) on investments		(9,079)		394

Net increase in net assets resulting from operations		1,336		892

Distributions to shareholders from
Net investment income		0		(56)

Capital share transactions	Shares		Shares
Proceeds from shares sold	86,356	1,000,000	1,000	10,000

Net increase in net assets resulting from capital share transactions		1,000,000		10,000

Total increase in net assets		1,001,336		10,836

Net assets
Beginning of period		10,836		0

End of period		$1,012,172		$10,836

Undistributed net investment income		$360		$68

[1]	For the period from August 3, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Funds	Statements of changes in net assets

	Factor Enhanced Small Cap Fund
	Six months ended August 31, 2018 (unaudited)		Year ended February 28, 2018[1]

Operations
Net investment income		$237		$84
Net realized gains on investments		8,259		246
Net change in unrealized gains (losses) on investments		(2,011)		373

Net increase in net assets resulting from operations		6,485		703

Distributions to shareholders from
Net investment income		0		(42)

Capital share transactions	Shares		Shares
Proceeds from shares sold	80,386	1,000,000	1,000	10,000

Net increase in net assets resulting from capital share transactions		1,000,000		10,000

Total increase in net assets		1,006,485		10,661

Net assets
Beginning of period		10,661		0

End of period		$1,017,146		$10,661

Undistributed net investment income		$279		$42

[1]	For the period from August 3, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Funds	37

	High Yield Corporate Bond Fund
	Six months ended August 31, 2018 (unaudited)		Year ended February 28, 2018[1]

Operations
Net investment income		$906		$326
Net realized losses on investments		(268)		(66)
Net change in unrealized gains (losses) on investments		73		(209)

Net increase in net assets resulting from operations		711		51

Distributions to shareholders from
Net investment income		(776)		(385)
Tax basis return of capital		0		(8)

Total distributions to shareholders		(776)		(393)

Capital share transactions	Shares		Shares
Proceeds from shares sold	105,042	1,000,000	1,000	10,000

Net increase in net assets resulting from capital share transactions		1,000,000		10,000

Total increase in net assets		999,935		9,658

Net assets
Beginning of period		9,658		0

End of period		$1,009,593		$9,658

Undistributed (overdistributed) net investment income		$71		$(59)

[1]	For the period from August 3, 2017 (commencement of operations) to February 28, 2018.

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Funds	Statements of changes in net assets

	International Government Bond Fund
	Six months ended August 31, 2018 (unaudited)		Year ended February 28, 2018[1]

Operations
Net investment income		$241		$54
Net realized losses on investments		(14,705)		(27)
Net change in unrealized gains (losses) on investments		10,888		414

Net increase (decrease) in net assets resulting from operations		(3,576)		441

Distributions to shareholders from
Net investment income		(103)		(35)

Capital share transactions	Shares		Shares
Proceeds from shares sold	101,112	1,000,000	1,000	10,000

Net increase in net assets resulting from capital share transactions		1,000,000		10,000

Total increase in net assets		996,321		10,406

Net assets
Beginning of period		10,406		0

End of period		$1,006,727		$10,406

Undistributed (overdistributed) net investment income		$131		$(7)

[1]	For the period from October 31, 2017 (commencement of operations) to February 28, 2018.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Funds	39

	U.S. Core Bond Fund
	Six months ended August 31, 2018 (unaudited)		Year ended February 28, 2018[1]

Operations
Net investment income		$330		$137
Net realized losses on investments		(603)		(63)
Net change in unrealized gains (losses) on investments		551		(250)

Net increase (decrease) in net assets resulting from operations		278		(176)

Distributions to shareholders from
Net investment income		(454)		(166)
Tax basis return of capital		0		(22)

Total distributions to shareholders		(454)		(188)

Capital share transactions	Shares		Shares
Proceeds from shares sold	104,058	1,000,000	1,000	10,000

Net increase in net assets resulting from capital share transactions		1,000,000		10,000

Total increase in net assets		999,824		9,636

Net assets
Beginning of period		9,636		0

End of period		$1,009,460		$9,636

Undistributed (overdistributed) net investment income		$(124)		$0

[1]	For the period from August 3, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Funds	Financial highlights

	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Tax basis return of capital	Ending net asset value per share

Emerging Markets Bond Fund
Six months ended August 31, 2018 (unaudited)	$9.80	0.20		(0.44)	(0.19)	0.00	$9.37
Year ended February 28, 2018[5]	$10.00	0.26		(0.23)	(0.23)	0.00	$9.80

Factor Enhanced Emerging Markets Fund
Six months ended August 31, 2018 (unaudited)	$10.75	0.20		(1.21)	0.00	0.00	$9.74
Year ended February 28, 2018[5]	$10.00	0.11		0.70	(0.06)	0.00	$10.75

Factor Enhanced International Fund
Six months ended August 31, 2018 (unaudited)	$10.46	0.20	[7]	(0.13)	0.00	0.00	$10.53
Year ended February 28, 2018[5]	$10.00	0.12		0.39	(0.05)	0.00	$10.46

Factor Enhanced Large Cap Fund
Six months ended August 31, 2018 (unaudited)	$10.84	0.20	[7]	0.55	0.00	0.00	$11.59
Year ended February 28, 2018[5]	$10.00	0.12		0.78	(0.06)	0.00	$10.84

Factor Enhanced Small Cap Fund
Six months ended August 31, 2018 (unaudited)	$10.66	0.16		1.68	0.00	0.00	$12.50
Year ended February 28, 2018[5]	$10.00	0.08		0.62	(0.04)	0.00	$10.66

High Yield Corporate Bond Fund
Six months ended August 31, 2018 (unaudited)	$9.66	0.37		(0.19)	(0.32)	0.00	$9.52
Year ended February 28, 2018[5]	$10.00	0.33		(0.28)	(0.38)	(0.01)	$9.66

International Government Bond Fund
Six months ended August 31, 2018 (unaudited)	$10.41	0.11		(0.56)	(0.10)	0.00	$9.86
Year ended February 28, 2018[6]	$10.00	0.05		0.40	(0.04)	0.00	$10.41

U.S. Core Bond Fund
Six months ended August 31, 2018 (unaudited)	$9.64	0.13		(0.03)	(0.13)	0.00	$9.61
Year ended February 28, 2018[5]	$10.00	0.14		(0.31)	(0.17)	(0.02)	$9.64

[1]

The Funds incurred expenses typical of funds with similar structures and strategies. Since the Funds were not open to public investment during the period since each Fund’s commencement of operations and the only investments have been the initial seed capital investments, the gross expenses are higher than the typical operation of a fund. These expenses were waived by the manager.

[2]	Ratios include net expenses allocated from the affiliated Master Portfolio(s), which are waived by the manager. These amounts were as follows:

	Six months ended August 31, 2018 (unaudited)	Year ended February 28, 2018
Emerging Markets Bond Fund	0.43%	0.39%[5]
Factor Enhanced Emerging Markets Fund	0.55	0.46	[5]
Factor Enhanced International Fund	0.22	0.20	[5]
Factor Enhanced Large Cap Fund	0.35	0.11	[5]
Factor Enhanced Small Cap Fund	0.20	0.18	[5]
High Yield Corporate Bond Fund	0.33	0.33	[5]
International Government Bond Fund	0.95	1.76	[6]
U.S. Core Bond Fund	0.21	0.06	[5]

[3]	Returns for periods of less than one year are not annualized.

[4]

Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio(s) by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[5]	For the period from August 3, 2017 (commencement of operations) to February 28, 2018

[6]	For the period from October 31, 2017 (commencement of operations) to February 28, 2018

[7]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Funds	41

Ratio to average net assets (annualized)			Total Return[3]	Portfolio turnover rate[4]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1,2]	Net expenses[2]

4.82%	203.24%	0.00%	(2.44)%	17%	$1,008
4.55%	752.83%	0.00%	0.29%	18%	$10

1.95%	199.60%	0.00%	(9.40)%	33%	$1,013
1.80%	728.50%	0.00%	8.25%	79%	$11

1.85%	196.94%	0.00%	0.67%	21%	$1,001
1.94%	730.62%	0.00%	5.09%	44%	$10

5.19%	572.51%	0.00%	6.92%	14%	$1,012
2.06%	718.70%	0.00%	8.96%	36%	$11

1.39%	190.78%	0.00%	17.26%	53%	$1,017
1.39%	717.33%	0.00%	7.01%	44%	$11

5.72%	203.46%	0.00%	1.83%	16%	$1,010
5.73%	761.12%	0.00%	0.52%	51%	$10

1.49%	203.14%	0.00%	(4.21)%	141%	$1,007
1.62%	1,007.15%	0.00%	4.46%	127%	$10

2.08%	203.03%	0.00%	1.07%	34%	$1,009
2.43%	762.71%	0.00%	(1.74)%	62%	$10

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Funds	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: Wells Fargo Emerging Markets Bond Fund (“Emerging Markets Bond Fund”), Wells Fargo Factor Enhanced Emerging Markets Fund (“Factor Enhanced Emerging Markets Fund”), Wells Fargo Factor Enhanced International Fund (“Factor Enhanced International Fund”), Wells Fargo Factor Enhanced Large Cap Fund (“Factor Enhanced Large Cap Fund”), Wells Fargo Factor Enhanced Small Cap Fund (“Factor Enhanced Small Cap Fund”), Wells Fargo High Yield Corporate Bond Fund (“High Yield Corporate Bond Fund”), Wells Fargo International Government Bond Fund (“International Government Bond Fund”), and Wells Fargo U.S. Core Bond Fund (“U.S. Core Bond Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund, except International Government Bond Fund, is a diversified series of the Trust. International Government Bond Fund is a non-diversified series of the Trust.

Each Fund seeks to achieve its investment objective by investing all investable assets in separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Fund, except U. S. Core Bond Fund, is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio with a substantially identical investment objective and substantially similar investment strategies. U. S. Core Bond Fund is a fund-of-funds that invests in substantially all of its assets in two affiliated Master Portfolios. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios for the six months ended August 31, 2018 are included in this report and should be read in conjunction with each Fund’s financial statements. As of August 31, 2018, each Fund in a master-feeder structure own the following percentages of the respective affiliated Master Portfolio:

	Emerging Markets Bond Fund	Factor Enhanced Emerging Markets Fund	Factor Enhanced International Fund	Factor Enhanced Large Cap Fund	Factor Enhanced Small Cap Fund	High Yield Corporate Bond Fund	International Government Bond Fund
Wells Fargo Emerging Markets Bond Portfolio	1.58%	N/A	N/A	N/A	N/A	N/A	N/A
Wells Fargo Factor Enhanced Emerging Markets Portfolio	N/A	0.33%	N/A	N/A	N/A	N/A	N/A
Wells Fargo Factor Enhanced International Portfolio	N/A	N/A	0.10%	N/A	N/A	N/A	N/A
Wells Fargo Factor Enhanced Large Cap Portfolio	N/A	N/A	N/A	0.06%	N/A	N/A	N/A
Wells Fargo Factor Enhanced Small Cap Portfolio	N/A	N/A	N/A	N/A	0.25%	N/A	N/A
Wells Fargo High Yield Corporate Bond Portfolio	N/A	N/A	N/A	N/A	N/A	0.89%	N/A
Wells Fargo International Government Bond Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	9.43%

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Notes to financial statements (unaudited)	Wells Fargo Funds	43

Investment transactions, income and expenses

Investments in affiliated Master Portfolios are recorded on a trade basis.

Each Fund records daily its proportionate share of each affiliated Master Portfolio’s interest and dividend income, expenses and realized and unrealized gains or losses. Each Fund also accrues its own expenses.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date for each Fund as follows:

	Net investment income	Net realized gains
Emerging Markets Bond Fund	Semi-annually	Annually
Factor Enhanced Emerging Markets Fund	Annually	Annually
Factor Enhanced International Fund	Annually	Annually
Factor Enhanced Large Cap Fund	Annually	Annually
Factor Enhanced Small Cap Fund	Annually	Annually
High Yield Corporate Bond Fund	Monthly	Annually
International Government Bond Fund	Semi-annually	Annually
U.S. Core Bond Fund	Monthly	Annually

Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Funds’ fiscal year end. Therefore, a portion of each Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal periods since commencement of operations are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of August 31, 2018, the aggregate cost of all investments for federal income tax purposes and the unrealized gains (losses) were as follows:

	Tax cost	Gross unrealized gains	Gross unrealized losses	Net unrealized gains (losses)
Emerging Markets Bond Fund	$1,009,168	$0	$(1,400)	$(1,400)
Factor Enhanced Emerging Markets Fund	1,009,097	3,469	0	3,469
Factor Enhanced International Fund	1,005,327	0	(4,486)	(4,486)
Factor Enhanced Large Cap Fund	1,019,176	0	(7,029)	(7,029)
Factor Enhanced Small Cap Fund	1,009,362	0	7,743	7,743
High Yield Corporate Bond Fund	1,009,519	515	0	515
International Government Bond Fund	994,349	12,165	0	12,165
U.S. Core Bond Fund	1,009,445	599	(283)	316

44	Wells Fargo Funds	Notes to financial statements (unaudited)

As of February 28, 2018, capital loss carryforwards available to offset future net realized capital gains were as follows:

	No expiration
	Short-term	Long-term
Emerging Markets Bond Fund	$55	$0
High Yield Corporate Bond Fund	32	0
U.S. Core Bond Fund	33	20

At February 28, 2018, current year deferred post-October capital losses and late-year ordinary losses, which were recognized on the first day of the current fiscal year were as follows:

	Deferred post-October capital losses
	Short-term	Long-term
High Yield Corporate Bond Fund	$60	$0
International Government Bond Fund	14	0
U.S. Core Bond Fund	27	11

3. FAIR VALUATION MEASUREMENTS

At August 31, 2018, each Fund’s investment in the affiliated Master Portfolio(s) was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The aggregate value of the affiliated Master Portfolio(s) of each Fund was as follows:

Aggregate value of affiliated Master Portfolio(s)
Emerging Markets Bond Fund	$1,007,768
Factor Enhanced Emerging Markets Fund	1,012,566
Factor Enhanced International Fund	1,000,841
Factor Enhanced Large Cap Fund	1,012,147
Factor Enhanced Small Cap Fund	1,017,105
High Yield Corporate Bond Fund	1,010,034
International Government Bond Fund	1,006,514
U.S. Core Bond Fund	1,009,761

Notes to financial statements (unaudited)	Wells Fargo Funds	45

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays US ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Dividend Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo International Government Bond Portfolio	Seeks to replicate the total return of the Wells Fargo International Government Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of each Fund and provides advisory and administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of each Fund, supervising the applicable subadvisers and providing administrative services in connection with each Fund’s operations. Funds Management does not receive an investment management or administration fee from each Fund. However, Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Funds Management has retained the services of a subadviser to provide daily portfolio management to U.S. Core Bond Fund. Funds Management has engaged Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, as subadviser. WellsCap does not receive an annual fee for its services.

Funds Management has committed through June 30, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses at 0.00%. Net expenses from affiliated Master Portfolios are included in the expense caps. After the expiration date, each expense cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

46	Wells Fargo Funds	Notes to financial statements (unaudited)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended August 31, 2018 were as follows:

	Purchases at cost*		Sales proceeds*
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Emerging Markets Bond Fund	$0	$180,649	$0	$351,016
Factor Enhanced Emerging Markets Fund	0	349,219	0	452,788
Factor Enhanced International Fund	0	221,636	0	424,614
Factor Enhanced Large Cap Fund	0	148,982	0	400,399
Factor Enhanced Small Cap Fund	0	544,932	0	826,734
High Yield Corporate Bond Fund	0	170,575	0	316,939
International Government Bond Fund	0	1,428,636	0	1,319,474
U.S. Core Bond Fund	349,574	28,748	480,728	97,071

*

The Funds seek to achieve their investment objectives by investing substantially all of their investable assets in affiliated Master Portfolio(s). Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby each Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended August 31, 2018, there were no borrowings by the Funds under the agreement.

7. CONCENTRATION OF OWNERSHIP

At August 31, 2018, Wells Fargo owned 100% of each Fund. Investment and/or voting activities of Wells Fargo with respect to their holdings in each Fund could have a material impact on each Fund.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY CHANGES

On August 17, 2018, the Securities and Exchange Commission (“SEC”) adopted Disclosure Update and Simplification, which amends certain disclosure requirements. The amendments are effective for filings subsequent to November 5, 2018. Management expects these amendments will impact the classification of disclosures in the financial statements.

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management is currently evaluating the potential impact of this new guidance to the financial statements.

In March 2017, FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium. The amendments require the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years. Management is currently evaluating the potential impact of this new guidance to the financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	47

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 38.50%
FFCB	1.95%	1-10-2020	$670,000	$664,215
FHLB	1.00	9-26-2019	120,000	118,139
FHLB	2.00	9-13-2019	330,000	328,116
FHLB	2.13	2-11-2020	1,740,000	1,728,152
FHLB	3.00	3-1-2048	199,384	192,840
FHLB	5.63	3-14-2036	60,000	78,247
FHLMC	1.13	7-14-2021	120,000	114,788
FHLMC	1.25	10-2-2019	1,680,000	1,657,263
FHLMC	2.13	6-9-2023	520,000	505,091
FHLMC	2.38	12-13-2019	280,000	279,394
FHLMC	2.38	1-13-2022	2,040,000	2,014,323
FHLMC	2.50	3-1-2032	6,760,625	6,570,381
FHLMC	2.75	12-13-2024	1,560,000	1,539,789
FHLMC	3.00	2-1-2047	18,595,736	17,995,283
FHLMC ±±	3.31	5-25-2023	50,000	50,537
FHLMC	3.50	2-1-2044	15,466,754	15,491,619
FHLMC	3.50	4-1-2045	657,885	656,556
FHLMC	3.50	8-1-2047	10,214,993	10,161,496
FHLMC	4.50	9-13-2019	360,000	367,233
FHLMC	6.00	7-1-2040	2,967,944	3,277,925
FHLMC Multifamily Structured Pass-Through Certificate Series K070 Class A2 ±±	3.30	11-25-2027	540,000	535,715
FHLMC Series K005 Class A2	4.32	11-25-2019	875,000	885,525
FHLMC Series K015 Class A2	3.23	7-25-2021	60,000	60,326
FHLMC Series K028 Class A1	2.18	11-25-2022	525,998	518,011
FHLMC Series K029 Class A2 ±±	3.32	2-25-2023	545,000	550,908
FHLMC Series K030 Class A2 ±±	3.25	4-25-2023	760,000	767,444
FHLMC Series K034 Class A2 ±±	3.53	7-25-2023	60,000	61,192
FHLMC Series K035 Class A2 ±±	3.46	8-25-2023	55,000	55,972
FHLMC Series K048 Class A2 ±±	3.28	6-25-2025	215,000	216,252
FHLMC Series K062 Class A2	3.41	12-25-2026	750,000	754,093
FHLMC Series K063 Class A2 ±±	3.43	1-25-2027	45,000	45,300
FHLMC Series K152 Class A2	3.08	1-25-2031	125,000	118,745
FHLMC Series K717 Class A2	2.99	9-25-2021	900,000	900,525
FNMA ¤	0.00	10-9-2019	790,000	767,656
FNMA	1.00	10-24-2019	650,000	638,906
FNMA	1.38	2-26-2021	120,000	116,153
FNMA	1.50	11-30-2020	120,000	116,921
FNMA	1.90	10-27-2020	1,050,000	1,030,213
FNMA	2.13	4-24-2026	910,000	857,590
FNMA	2.50	12-1-2027	923,524	905,251
FNMA	2.50	9-1-2031	7,431,084	7,237,116
FNMA ±±	2.99	9-25-2027	167,319	159,865
FNMA	3.00	12-1-2026	4,337,073	4,335,501
FNMA	3.00	12-1-2030	614,750	611,254
FNMA	3.00	7-1-2032	6,737,836	6,699,513
FNMA	3.00	9-18-2033	3,085,000	3,065,546
FNMA	3.00	8-1-2036	296,189	291,788
FNMA	3.00	2-1-2037	5,798,185	5,711,823
FNMA	3.00	11-1-2046	864,241	836,350
FNMA	3.00	7-1-2047	22,667,238	21,935,454

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	3.00%	3-1-2048	$3,192,676	$3,089,434
FNMA	3.50	6-1-2031	3,309,440	3,351,374
FNMA	3.50	9-18-2033	3,900,000	3,941,156
FNMA	3.50	1-1-2035	226,540	229,576
FNMA	3.50	3-1-2036	3,353,159	3,383,723
FNMA	3.50	4-1-2037	2,352,376	2,375,694
FNMA	3.50	6-1-2042	3,097,153	3,102,491
FNMA	3.50	7-1-2042	1,275,939	1,279,489
FNMA	3.50	10-1-2042	6,545,743	6,557,023
FNMA	3.50	9-1-2043	19,303,678	19,378,764
FNMA	3.50	3-1-2048	3,410,831	3,391,399
FNMA	4.00	6-1-2042	1,146,651	1,175,838
FNMA	4.00	6-1-2042	11,587,407	11,882,350
FNMA	4.00	8-1-2043	8,484,614	8,677,507
FNMA	4.00	9-13-2048	16,780,000	17,081,761
FNMA	4.50	5-1-2040	489,753	512,846
FNMA	4.50	9-1-2040	12,100,959	12,628,866
FNMA	4.50	2-1-2047	3,762,115	3,906,735
FNMA	4.50	9-13-2048	4,770,000	4,952,159
FNMA	5.00	1-1-2042	439,073	470,230
FNMA	5.00	6-1-2045	1,631,645	1,748,706
FNMA	5.00	7-1-2045	5,561,217	5,933,090
FNMA	5.50	9-1-2040	4,427,282	4,778,300
FNMA	6.00	5-1-2041	167,762	185,442
FNMA	7.13	1-15-2030	1,340,000	1,836,521
FNMA	7.25	5-15-2030	80,000	111,397
FNMA Series 2016-M6 Class A2	2.49	5-25-2026	430,000	405,052
FNMA Series 2016-M7 Class A2	2.50	9-25-2026	495,000	466,401
FNMA Series 2017-M1 Class A2 ±±	2.50	10-25-2026	275,000	256,947
FNMA Series 2017-M11 Class A2	2.98	8-25-2029	320,000	302,611
FNMA Series 2017-M3 Class A2 ±±	2.57	12-25-2026	995,000	933,558
FNMA Series 2017-M5 Class A2 ±±	3.30	4-25-2029	70,000	67,606
GNMA	3.00	4-20-2045	9,273,008	9,102,370
GNMA	3.00	11-20-2045	679,474	666,480
GNMA	3.00	3-20-2046	13,429,576	13,165,121
GNMA	3.00	5-20-2046	670,682	658,097
GNMA	3.00	8-20-2046	1,360,585	1,332,740
GNMA	3.50	2-20-2045	18,023,449	18,124,655
GNMA	3.50	6-20-2045	2,933,599	2,950,073
GNMA	3.50	11-20-2045	3,346,350	3,369,269
GNMA	3.50	7-20-2047	10,313,224	10,353,452
GNMA	3.50	12-20-2047	2,271,217	2,280,076
GNMA	3.50	5-20-2048	282,874	283,977
GNMA	4.00	7-20-2044	3,206,150	3,307,286
GNMA	4.00	8-20-2044	1,572,060	1,621,730
GNMA	4.00	9-20-2044	3,163,822	3,263,657
GNMA	4.00	12-20-2047	8,870,744	9,089,384
TVA	2.88	2-1-2027	35,000	34,182
TVA	3.50	12-15-2042	120,000	118,561
TVA	3.88	2-15-2021	800,000	820,531

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	49

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
TVA	4.63%	9-15-2060	$35,000	$42,017
TVA	5.38	4-1-2056	100,000	133,834
TVA	6.75	11-1-2025	190,000	234,100

Total Agency Securities (Cost $343,085,492)				333,923,933

Asset-Backed Securities: 0.73%
Bank of America Credit Card Trust Series 2017-A1 Class A1	1.95	8-15-2022	15,000	14,793
Capital One Multi Asset Execution Trust Series 2017-A1 Class A1	2.00	1-17-2023	15,000	14,805
Capital One Multi Asset Execution Trust Series 2017-A3 Class A3	2.43	1-15-2025	225,000	220,285
Capital One Multi Asset Execution Trust Series 2017-A4 Class A4	1.99	7-17-2023	230,000	225,755
Capital One Multi Asset Execution Trust Series 2017-A6 Class A6	2.29	7-15-2025	85,000	82,391
CarMax Auto Owner Trust Series 2016-2 Class A4	1.68	9-15-2021	335,000	328,437
CarMax Auto Owner Trust Series 2016-3 Class A3	1.97	4-15-2022	375,000	370,019
CarMax Auto Owner Trust Series 2016-3 Class A4	1.60	1-18-2022	17,000	16,583
CarMax Auto Owner Trust Series 2016-4 Class A4	1.60	6-15-2022	10,000	9,702
CarMax Auto Owner Trust Series 2017-2 Class A4	2.25	9-15-2022	195,000	191,306
CarMax Auto Owner Trust Series 2017-3 Class A4	2.22	11-15-2022	89,000	87,190
Chase Issuance Trust Series 2012-A7 Class A7	2.16	9-15-2024	205,000	198,075
Chase Issuance Trust Series 2016-A4 Class A4	1.49	7-15-2022	330,000	321,526
Citibank Credit Card Issuance Trust Series 2014-A5 Class A5	2.68	6-7-2023	110,000	108,981
Citibank Credit Card Issuance Trust Series 2017-A3 Class A3	1.92	4-7-2022	590,000	581,081
Discover Card Execution Note Trust Series 2017-A2 Class A2	2.39	7-15-2024	335,000	327,777
Ford Credit Floorplan Master Owner Trust Series 2016-5 Class A1	1.95	11-15-2021	40,000	39,557
Ford Credit Floorplan Master Owner Trust Series 2017-3 Class A	2.48	9-15-2024	50,000	48,586
Hyundai Auto Receivables Trust Series 2016-B Class D	2.68	9-15-2023	130,000	127,606
Mercedes-Benz Auto Lease Trust Series 2017-A Class A4	2.01	1-17-2023	60,000	59,558
Nissan Auto Lease Trust Series 2017-A Class A4	2.04	9-15-2022	160,000	158,462
Nissan Auto Receivables Owner Trust Series 2017-A Class A4	2.11	5-15-2023	15,000	14,716
Nissan Auto Receivables Owner Trust Series 2017-C Class A3	2.12	4-18-2022	290,000	285,881
Nissan Auto Receivables Owner Trust Series 2017-C Class A4	2.28	2-15-2024	95,000	93,089
Synchrony Credit Card Master Note Trust Series 2012-7 Class A	1.76	9-15-2022	130,000	128,517
Synchrony Credit Card Master Note Trust Series 2015-1 Class A	2.37	3-15-2023	425,000	421,013
Synchrony Credit Card Master Note Trust Series 2016-2 Class A	2.21	5-15-2024	175,000	170,662
Synchrony Credit Card Master Note Trust Series 2018-2 Class A	3.47	5-15-2026	105,000	105,771
Toyota Auto Receivables Owner Trust Series 2017-B Class A3	1.76	7-15-2021	425,000	420,083
World Financial Network Credit Card Master Trust Series 2016-A Class A	2.03	4-15-2025	487,000	471,750
World Omni Auto Receivables Trust Series 2016-B Class A4	1.48	11-15-2022	192,000	186,388
World Omni Auto Receivables Trust Series 2017-A Class A3	1.93	9-15-2022	95,000	93,964
World Omni Auto Receivables Trust Series 2017-A Class A4	2.24	6-15-2023	210,000	206,315
World Omni Auto Receivables Trust Series 2017-B Class A4	2.25	10-16-2023	205,000	199,988

Total Asset-Backed Securities (Cost $6,420,684)				6,330,612

Municipal Obligations: 0.82%

California: 0.27%

Education Revenue: 0.01%
California Series B	3.90	11-1-2047	15,000	14,772
University of California Series AD	4.86	5-15-2112	70,000	73,361

				88,133

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

GO Revenue: 0.18%
California Build America Bonds	5.70%	11-1-2021	$90,000	$97,404
California Build America Bonds	6.20	10-1-2019	80,000	82,965
California Build America Bonds	7.55	4-1-2039	110,000	163,133
California Build America Bonds	7.60	11-1-2040	15,000	22,665
California Build America Bonds	7.63	3-1-2040	450,000	666,369
California Build America Bonds Taxable Various Purpose	7.50	4-1-2034	160,000	224,830
Los Angeles CA Community College District Build America Bonds	6.75	8-1-2049	5,000	7,312
Los Angeles CA Unified School District Build America Bonds	5.75	7-1-2034	15,000	18,262
Los Angeles CA Unified School District Build America Bonds	5.76	7-1-2029	60,000	69,712
Los Angeles CA Unified School District Build America Bonds	6.76	7-1-2034	160,000	211,469

				1,564,121

Transportation Revenue: 0.06%
Bay Area CA Toll Authority Series 1	6.26	4-1-2049	100,000	138,697
Bay Area CA Toll Authority Series 1	6.92	4-1-2040	15,000	20,398
Bay Area CA Toll Authority Series 1	7.04	4-1-2050	260,000	383,050

				542,145

Utilities Revenue: 0.02%
California Department of Water Resources Series P	2.00	5-1-2022	55,000	53,458
Los Angeles CA DW&P Build America Bonds	6.57	7-1-2045	55,000	78,017

				131,475

				2,325,874

Florida: 0.03%

Miscellaneous Revenue: 0.03%
Florida Board of Administrative Finance Series A	2.64	7-1-2021	240,000	237,223

Georgia: 0.03%

Utilities Revenue: 0.03%
Municipal Electric Authority of Georgia Build America Bonds	6.66	4-1-2057	209,000	250,574
Municipal Electric Authority of Georgia Build America Bonds	7.06	4-1-2057	10,000	11,951

				262,525

Illinois: 0.11%

GO Revenue: 0.07%
Chicago IL Series B	6.31	1-1-2044	50,000	51,242
Illinois Taxable Pension	5.10	6-1-2033	640,000	617,664

				668,906

Miscellaneous Revenue: 0.01%
Illinois Build America Bonds Series 3	6.73	4-1-2035	45,000	48,286

Tax Revenue: 0.03%
Chicago IL Transit Authority Series B	6.90	12-1-2040	210,000	270,509

				987,701

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	51

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Kansas: 0.00%

Miscellaneous Revenue: 0.00%
Kansas Development Finance Authority Series H	4.93%	4-15-2045	$5,000	$5,452

Massachusetts: 0.03%

GO Revenue: 0.03%
Massachusetts Build America Bonds Series A	4.91	5-1-2029	130,000	144,112
Massachusetts Build America Bonds Series D	4.50	8-1-2031	85,000	91,488
Massachusetts Build America Bonds Series E	4.20	12-1-2021	10,000	10,281

				245,881

New Jersey: 0.07%

Miscellaneous Revenue: 0.05%
New Jersey EDA Series A (National Insured)	7.43	2-15-2029	395,000	480,186

Transportation Revenue: 0.02%
New Jersey Turnpike Authority Build America Bonds Series A	7.10	1-1-2041	120,000	168,600

				648,786

New York: 0.13%

Airport Revenue: 0.03%
Port Authority of New York & New Jersey Consolidated Bonds Series 174	4.46	10-1-2062	270,000	287,064

Tax Revenue: 0.05%
New York Metropolitan Transportation Authority Dedicated Tax Fund Build America Bonds	7.34	11-15-2039	210,000	307,245
New York NY Transitional Finance Authority Build America Bonds Subseries C-2	5.77	8-1-2036	100,000	118,772

				426,017

Water & Sewer Revenue: 0.05%
New York NY Municipal Water Finance Authority	5.44	6-15-2043	10,000	12,241
New York NY Municipal Water Finance Authority Series CC	5.88	6-15-2044	280,000	364,487

				376,728

				1,089,809

Ohio: 0.02%

Education Revenue: 0.00%
Ohio State University Build America Bonds	4.91	6-1-2040	5,000	5,726

Utilities Revenue: 0.02%
American Municipal Power Ohio Incorporated Build America Bonds	5.94	2-15-2047	150,000	188,403
American Municipal Power Ohio Incorporated Build America Bonds Series E	6.27	2-15-2050	10,000	12,592

				200,995

				206,721

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Oregon: 0.03%

Tax Revenue: 0.03%
Oregon	5.76%	6-1-2023	$159,867	$171,251
Oregon Department of Transportation Build America Bonds Series A	5.83	11-15-2034	50,000	61,618

				232,869

Pennsylvania: 0.00%

Transportation Revenue: 0.00%
Pennsylvania Turnpike Commission Series B	5.51	12-1-2045	5,000	6,116

Texas: 0.09%

Miscellaneous Revenue: 0.06%
Texas Build America Bonds	5.52	4-1-2039	400,000	498,220

Utilities Revenue: 0.03%
San Antonio TX	4.43	2-1-2042	250,000	270,113

				768,333

Wisconsin: 0.01%

Tax Revenue: 0.01%
Wisconsin General Fund Annual Appropriations Series C	3.15	5-1-2027	80,000	77,822

Total Municipal Obligations (Cost $7,269,144)				7,095,112

Non-Agency Mortgage-Backed Securities: 1.54%
Benchmark Mortgage Trust Series 2018-B1 Class A2	3.57	1-15-2051	480,000	485,423
Benchmark Mortgage Trust Series 2018-B1 Class A4	3.40	1-15-2051	695,000	684,330
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A3	3.84	12-10-2054	20,000	20,177
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A5	3.14	2-10-2048	55,000	53,798
Citigroup Commercial Mortgage Trust Series 2016 GC37 Class B	4.23	4-10-2049	535,000	540,551
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.62	2-10-2049	1,465,000	1,466,079
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class B ±±	4.92	2-10-2049	40,000	41,688
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class C ±±	4.92	2-10-2049	95,000	95,392
Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4	2.90	7-10-2049	135,000	128,543
Citigroup Commercial Mortgage Trust Series 2016-P5 Class A2	2.40	10-10-2049	141,000	137,721
Commercial Mortgage Pass-Through Certificate Series 2012-CR3 Class A3	2.82	10-15-2045	54,483	53,551
Commercial Mortgage Pass-Through Certificate Series 2013-CR9 Class A4 ±±	4.37	7-10-2045	505,000	526,613
Commercial Mortgage Trust Series 2012-LC4 Class A4	3.29	12-10-2044	1,025,000	1,024,187
Commercial Mortgage Trust Series 2013-CR6 Class A4	3.10	3-10-2046	60,000	59,569
Commercial Mortgage Trust Series 2014 UBS5 Class C ±±	4.76	9-10-2047	390,000	389,913
Commercial Mortgage Trust Series 2014-UBS6 Class C ±±	4.61	12-10-2047	60,000	58,471
Commercial Mortgage Trust Series 2015-CR23 Class A3	3.23	5-10-2048	60,000	59,130
Commercial Mortgage Trust Series 2016-COR1 Class C ±±	4.54	10-10-2049	65,000	64,352
Commercial Mortgage Trust Series 2016-CR28 Class A4	3.76	2-10-2049	1,055,000	1,065,579
Goldman Sachs Mortgage Securities Trust Series 2012-GC6 Class A3	3.48	1-10-2045	722,272	727,918
Goldman Sachs Mortgage Securities Trust Series 2012-GCJ9 Class AS	3.12	11-10-2045	40,000	39,057
Goldman Sachs Mortgage Securities Trust Series 2014-GC18 Class B ±±	4.89	1-10-2047	80,000	82,802
Goldman Sachs Mortgage Securities Trust Series 2017-GS5 Class A3	3.41	3-10-2050	600,000	590,049
GS Mortgage Securities Trust Series 2013-GC14 Class A5	4.24	8-10-2046	1,150,000	1,195,609

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	53

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C15 Class A4	4.10%	11-15-2045	$20,000	$20,664
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C28 Class A4	3.23	10-15-2048	100,000	98,274
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C30 Class A5	3.82	7-15-2048	1,450,000	1,473,836
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C31 Class A3	3.80	8-15-2048	195,000	197,867
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A2	2.77	10-15-2048	20,000	19,926
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class A4	3.18	8-15-2045	60,000	59,802
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 Class AS ±±	4.50	8-15-2046	360,000	371,264
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8 Class A4	3.13	12-15-2048	50,000	49,690
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class A4	3.31	4-15-2048	60,000	59,158
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class B ±±	3.88	4-15-2048	1,030,000	1,015,140
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24 Class A4	3.73	5-15-2048	400,000	403,679

Total Non-Agency Mortgage-Backed Securities (Cost $13,767,980)				13,359,802

U.S. Treasury Securities: 48.07%
U.S. Treasury Bond	2.13	11-30-2024	4,755,000	4,572,415
U.S. Treasury Bond	2.50	2-15-2046	915,000	825,001
U.S. Treasury Bond	2.75	8-15-2042	6,035,000	5,760,596
U.S. Treasury Bond	2.75	11-15-2042	6,085,000	5,804,995
U.S. Treasury Bond	2.75	11-15-2047	1,255,000	1,187,740
U.S. Treasury Bond	2.88	5-15-2028	2,295,000	2,295,359
U.S. Treasury Bond	2.88	5-15-2043	5,955,000	5,803,799
U.S. Treasury Bond	2.88	8-15-2045	735,000	714,673
U.S. Treasury Bond	3.00	5-15-2042	5,800,000	5,789,578
U.S. Treasury Bond	3.00	11-15-2044	585,000	582,509
U.S. Treasury Bond	3.00	5-15-2045	105,000	104,569
U.S. Treasury Bond	3.00	11-15-2045	55,000	54,766
U.S. Treasury Bond	3.00	2-15-2047	70,000	69,702
U.S. Treasury Bond	3.00	5-15-2047	25,556,000	25,431,215
U.S. Treasury Bond	3.00	2-15-2048	435,000	432,808
U.S. Treasury Bond	3.13	11-15-2041	2,125,000	2,167,251
U.S. Treasury Bond	3.13	2-15-2042	1,555,000	1,585,614
U.S. Treasury Bond	3.38	5-15-2044	1,565,000	1,663,302
U.S. Treasury Bond	3.63	8-15-2043	1,100,000	1,216,059
U.S. Treasury Bond	3.63	2-15-2044	35,000	38,735
U.S. Treasury Bond	3.75	8-15-2041	1,740,000	1,954,917
U.S. Treasury Bond	4.25	11-15-2040	1,410,000	1,696,627
U.S. Treasury Bond	4.75	2-15-2041	390,000	501,622
U.S. Treasury Bond	5.00	5-15-2037	3,264,000	4,237,207
U.S. Treasury Bond	5.25	2-15-2029	760,000	922,034
U.S. Treasury Bond	5.38	2-15-2031	2,017,000	2,537,481
U.S. Treasury Bond	5.50	8-15-2028	1,805,000	2,212,958
U.S. Treasury Bond	6.13	11-15-2027	2,285,000	2,884,991
U.S. Treasury Bond	6.38	8-15-2027	730,000	932,461
U.S. Treasury Bond	6.88	8-15-2025	2,430,000	3,051,738
U.S. Treasury Note	1.00	11-15-2019	2,360,000	2,317,686
U.S. Treasury Note	1.00	11-30-2019	6,015,000	5,902,924

The accompanying notes are an integral part of these financial statements.

54	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	1.13%	12-31-2019	$6,010,000	$5,899,660
U.S. Treasury Note	1.13	4-30-2020	4,905,000	4,787,931
U.S. Treasury Note	1.13	2-28-2021	1,855,000	1,785,945
U.S. Treasury Note	1.13	6-30-2021	2,555,000	2,446,612
U.S. Treasury Note	1.13	9-30-2021	3,655,000	3,485,242
U.S. Treasury Note	1.25	1-31-2020	4,605,000	4,521,894
U.S. Treasury Note	1.25	3-31-2021	6,035,000	5,821,889
U.S. Treasury Note	1.25	10-31-2021	6,010,000	5,745,419
U.S. Treasury Note	1.38	12-15-2019	5,970,000	5,882,082
U.S. Treasury Note	1.38	2-15-2020	2,925,000	2,875,184
U.S. Treasury Note	1.38	2-29-2020	435,000	427,354
U.S. Treasury Note	1.38	5-31-2020	3,325,000	3,254,863
U.S. Treasury Note	1.38	8-31-2020	5,190,000	5,063,291
U.S. Treasury Note	1.38	9-30-2020	5,030,000	4,901,696
U.S. Treasury Note	1.38	10-31-2020	3,365,000	3,274,960
U.S. Treasury Note	1.38	1-31-2021	1,750,000	1,697,227
U.S. Treasury Note	1.38	4-30-2021	6,025,000	5,823,304
U.S. Treasury Note	1.38	6-30-2023	6,170,000	5,789,195
U.S. Treasury Note	1.38	8-31-2023	435,000	407,116
U.S. Treasury Note	1.38	9-30-2023	6,135,000	5,734,308
U.S. Treasury Note	1.50	11-30-2019	1,125,000	1,110,850
U.S. Treasury Note	1.50	6-15-2020	23,000,000	22,553,477
U.S. Treasury Note	1.50	8-15-2020	5,170,000	5,059,330
U.S. Treasury Note	1.50	3-31-2023	6,085,000	5,760,308
U.S. Treasury Note	1.50	8-15-2026	1,680,000	1,520,663
U.S. Treasury Note	1.63	12-31-2019	5,935,000	5,862,899
U.S. Treasury Note	1.63	3-15-2020	10,000	9,856
U.S. Treasury Note	1.63	8-15-2022	5,765,000	5,526,293
U.S. Treasury Note	1.63	11-15-2022	2,035,000	1,945,015
U.S. Treasury Note	1.63	4-30-2023	3,940,000	3,747,617
U.S. Treasury Note	1.63	5-31-2023	6,085,000	5,782,652
U.S. Treasury Note	1.63	10-31-2023	6,080,000	5,748,925
U.S. Treasury Note	1.63	2-15-2026	6,240,000	5,736,656
U.S. Treasury Note	1.63	5-15-2026	6,285,000	5,762,068
U.S. Treasury Note	1.75	10-31-2020	3,080,000	3,021,889
U.S. Treasury Note	1.75	12-31-2020	10,000	9,795
U.S. Treasury Note	1.75	11-30-2021	1,975,000	1,915,981
U.S. Treasury Note	1.75	2-28-2022	1,030,000	996,766
U.S. Treasury Note	1.75	6-30-2022	19,763,000	19,057,399
U.S. Treasury Note	1.75	9-30-2022	10,000	9,619
U.S. Treasury Note	1.75	5-15-2023	775,000	741,063
U.S. Treasury Note	1.88	11-30-2021	5,925,000	5,770,857
U.S. Treasury Note	1.88	7-31-2022	1,670,000	1,616,704
U.S. Treasury Note	1.88	9-30-2022	3,245,000	3,137,002
U.S. Treasury Note	2.00	5-31-2021	5,890,000	5,783,014
U.S. Treasury Note	2.00	10-31-2021	1,160,000	1,135,033
U.S. Treasury Note	2.00	12-31-2021	3,630,000	3,547,049
U.S. Treasury Note	2.00	10-31-2022	1,990,000	1,932,010
U.S. Treasury Note	2.00	2-15-2023	30,000	29,068
U.S. Treasury Note	2.00	6-30-2024	9,501,000	9,101,290

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	55

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	2.00%	2-15-2025	$340,000	$323,744
U.S. Treasury Note	2.00	8-15-2025	3,385,000	3,209,403
U.S. Treasury Note	2.13	12-31-2021	3,880,000	3,806,795
U.S. Treasury Note	2.13	12-31-2022	3,190,000	3,109,129
U.S. Treasury Note	2.13	11-30-2023	4,850,000	4,699,385
U.S. Treasury Note	2.13	7-31-2024	2,455,000	2,366,198
U.S. Treasury Note	2.13	5-15-2025	160,000	153,269
U.S. Treasury Note	2.25	3-31-2021	5,810,000	5,747,588
U.S. Treasury Note	2.25	4-30-2021	5,825,000	5,759,924
U.S. Treasury Note	2.25	7-31-2021	5,580,000	5,510,250
U.S. Treasury Note	2.25	10-31-2024	4,675,000	4,530,915
U.S. Treasury Note	2.25	11-15-2024	4,275,000	4,141,072
U.S. Treasury Note	2.25	12-31-2024	3,550,000	3,437,121
U.S. Treasury Note	2.25	11-15-2025	4,360,000	4,197,011
U.S. Treasury Note	2.25	2-15-2027	400,000	382,047
U.S. Treasury Note	2.25	8-15-2027	2,870,000	2,731,881
U.S. Treasury Note	2.38	4-15-2021	2,895,000	2,872,270
U.S. Treasury Note	2.38	8-15-2024	3,705,000	3,619,611
U.S. Treasury Note	2.38	5-15-2027	8,628,000	8,314,224
U.S. Treasury Note	2.50	8-15-2023	5,540,000	5,475,727
U.S. Treasury Note	2.75	5-31-2023	1,895,000	1,895,370
U.S. Treasury Note	2.75	11-15-2023	2,040,000	2,039,123
U.S. Treasury Note	2.75	2-28-2025	3,500,000	3,489,746
U.S. Treasury Note	2.75	6-30-2025	1,270,000	1,264,841
U.S. Treasury Note	2.75	2-15-2028	3,935,000	3,896,111
U.S. Treasury Note	2.88	8-15-2028	1,675,000	1,680,627
U.S. Treasury Note	3.13	5-15-2021	2,430,000	2,457,053
U.S. Treasury Note	3.38	11-15-2019	3,910,000	3,948,489
U.S. Treasury Note	6.00	2-15-2026	2,955,000	3,587,439
U.S. Treasury Note	7.25	8-15-2022	3,150,000	3,679,102
U.S. Treasury Note	8.00	11-15-2021	760,000	882,342
U.S. Treasury Note	8.13	5-15-2021	2,490,000	2,839,281
U.S. Treasury Note	8.75	5-15-2020	1,865,000	2,055,580

Total U.S. Treasury Securities (Cost $426,898,391)				416,912,320

Yankee Corporate Bonds and Notes: 0.87%

Energy: 0.46%

Oil, Gas & Consumable Fuels: 0.46%
Ecopetrol SA	5.88	9-18-2023	520,000	552,760
Ecopetrol SA	7.38	9-18-2043	40,000	45,000
Nexen Incorporated	7.50	7-30-2039	150,000	208,759
Nexen Incorporated	7.88	3-15-2032	200,000	271,000
Petroleos Mexicanos Company	4.50	1-23-2026	140,000	129,500
Petroleos Mexicanos Company	5.50	6-27-2044	1,490,000	1,231,783
Petroleos Mexicanos Company	6.38	2-4-2021	430,000	449,350
Petroleos Mexicanos Company	6.50	3-13-2027	530,000	536,572
Petroleos Mexicanos Company	6.50	6-2-2041	110,000	100,722
Petroleos Mexicanos Company	6.63	6-15-2038	10,000	9,519

The accompanying notes are an integral part of these financial statements.

56	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Statoil ASA	2.90%	11-8-2020	$110,000	$109,687
Statoil ASA	4.80	11-8-2043	310,000	339,110

				3,983,762

Financials: 0.41%

Banks: 0.41%
Corporacion Andina de Fomento	2.13	9-27-2021	10,000	9,623
Corporación Andina de Fomento	4.38	6-15-2022	270,000	278,348
Export-Import Bank of Korea	2.88	1-21-2025	400,000	377,578
Export-Import Bank of Korea	5.13	6-29-2020	510,000	526,523
Japan Bank for International Cooperation	1.88	4-20-2021	1,480,000	1,437,109
Japan Bank for International Cooperation	2.75	11-16-2027	360,000	344,287
Nordic Investment Bank	1.25	8-2-2021	400,000	381,992
Oesterreichische Kontrollbank AG	2.88	3-13-2023	260,000	259,169

				3,614,629

Total Yankee Corporate Bonds and Notes (Cost $7,865,831)				7,598,391

Yankee Government Bonds: 4.48%
African Development Bank	1.13	9-20-2019	570,000	561,376
Asian Development Bank	1.63	5-5-2020	140,000	137,485
Asian Development Bank	2.00	2-16-2022	1,290,000	1,252,189
Asian Development Bank	2.00	4-24-2026	160,000	149,164
Asian Development Bank	2.63	1-12-2027	900,000	873,791
Asian Development Bank	5.82	6-16-2028	10,000	11,994
Asian Development Bank	6.22	8-15-2027	160,000	195,021
Canada	2.00	11-15-2022	70,000	67,612
Council of Europe	1.88	1-27-2020	370,000	365,711
European Bank for Reconstruction and Development	2.13	3-7-2022	780,000	759,473
European Investment Bank	1.25	12-16-2019	370,000	363,361
European Investment Bank	1.38	6-15-2020	970,000	946,937
European Investment Bank	1.63	8-14-2020	570,000	557,809
European Investment Bank	1.63	12-15-2020	280,000	272,798
European Investment Bank	1.88	2-10-2025	110,000	102,737
European Investment Bank	2.13	10-15-2021	750,000	733,415
European Investment Bank	2.38	6-15-2022	1,540,000	1,505,858
European Investment Bank	2.88	8-15-2023	120,000	119,606
European Investment Bank	3.25	1-29-2024	100,000	101,408
Export Development Canada	1.63	1-17-2020	530,000	522,293
Export Development Canada	2.00	11-30-2020	170,000	166,984
FMS Wertmanagement	1.75	3-17-2020	550,000	541,903
Hydro-Quebec	9.40	2-1-2021	865,000	988,244
Inter-American Development Bank	1.75	4-14-2022	580,000	557,685
Inter-American Development Bank	2.13	1-18-2022	60,000	58,566
Inter-American Development Bank	2.13	1-15-2025	690,000	656,681
Inter-American Development Bank	3.20	8-7-2042	50,000	49,633
Inter-American Development Bank	3.88	2-14-2020	140,000	142,345
Inter-American Development Bank	4.38	1-24-2044	30,000	35,835
International Bank for Reconstruction & Development	1.13	8-10-2020	190,000	184,377

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	57

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Yankee Government Bonds (continued)
International Bank for Reconstruction & Development	1.38%	3-30-2020	$1,070,000	$1,048,356
International Bank for Reconstruction & Development	1.38	5-24-2021	890,000	856,214
International Bank for Reconstruction & Development	1.75	9-14-2022	1,180,000	1,129,018
International Bank for Reconstruction & Development	1.88	4-21-2020	1,040,000	1,026,320
International Bank for Reconstruction & Development	2.00	1-26-2022	240,000	233,208
International Bank for Reconstruction & Development	2.50	7-29-2025	250,000	243,270
International Bank for Reconstruction & Development	4.75	2-15-2035	110,000	133,543
International Finance Corporation	1.75	9-16-2019	590,000	584,854
Italy	5.38	6-15-2033	200,000	211,703
Italy	6.88	9-27-2023	100,000	109,387
KfW ¤	0.00	4-18-2036	340,000	197,492
KfW	1.25	9-30-2019	10,000	9,860
KfW	1.50	6-15-2021	890,000	858,387
KfW	2.00	5-2-2025	40,000	37,708
KfW	2.13	3-7-2022	1,820,000	1,773,599
KfW	2.13	6-15-2022	130,000	126,367
KfW	2.13	1-17-2023	1,500,000	1,451,236
KfW	2.75	9-8-2020	1,080,000	1,079,164
Korea Development Bank	2.25	5-18-2020	650,000	638,928
Landwirtschaftliche Rentenbank	1.75	7-27-2026	10,000	9,122
Landwirtschaftliche Rentenbank	2.25	10-1-2021	700,000	687,497
Oriental Republic of Uruguay	5.10	6-18-2050	650,000	661,050
Province of Alberta	1.90	12-6-2019	230,000	227,549
Province of Alberta	2.20	7-26-2022	90,000	86,895
Province of British Columbia	2.00	10-23-2022	15,000	14,416
Province of British Columbia	2.25	6-2-2026	230,000	215,392
Province of Manitoba	2.10	9-6-2022	240,000	230,345
Province of Manitoba	2.13	6-22-2026	20,000	18,375
Province of Ontario	1.88	5-21-2020	60,000	59,001
Province of Ontario	2.50	4-27-2026	660,000	627,155
Province of Ontario	3.20	5-16-2024	5,000	5,000
Province of Ontario	4.40	4-14-2020	440,000	450,943
Province of Quebec	2.50	4-20-2026	75,000	71,750
Province of Quebec	2.63	2-13-2023	60,000	58,840
Republic of Chile	2.25	10-30-2022	200,000	191,120
Republic of Chile	3.63	10-30-2042	285,000	266,048
Republic of Colombia	4.38	7-12-2021	330,000	337,920
Republic of Colombia	6.13	1-18-2041	335,000	382,738
Republic of Colombia	7.38	9-18-2037	510,000	652,163
Republic of Hungary	5.38	3-25-2024	315,000	337,390
Republic of Hungary	6.38	3-29-2021	30,000	32,123
Republic of Hungary	7.63	3-29-2041	245,000	343,613
Republic of Indonesia	2.95	1-11-2023	200,000	192,124
Republic of Korea	3.88	9-11-2023	210,000	214,578
Republic of Panama	6.70	1-26-2036	60,000	74,850
Republic of Panama	9.38	4-1-2029	475,000	674,500
Republic of Peru	5.63	11-18-2050	390,000	466,440
Republic of Peru	6.55	3-14-2037	45,000	57,263
Republic of Peru	7.35	7-21-2025	130,000	160,225
Republic of Poland	3.00	3-17-2023	660,000	648,490

The accompanying notes are an integral part of these financial statements.

58	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Yankee Government Bonds (continued)
Republic of Poland	3.25%	4-6-2026	$10,000	$9,725
Republic of Poland	5.13	4-21-2021	10,000	10,479
Republic of the Philippines	4.00	1-15-2021	105,000	106,544
Republic of the Philippines	5.50	3-30-2026	705,000	786,711
Republic of the Philippines	6.38	10-23-2034	415,000	519,679
State of Israel	4.00	6-30-2022	365,000	373,450
State of Israel	5.50	12-4-2023	240,000	269,822
State of Israel	5.50	4-26-2024	60,000	67,897
State of Israel	5.50	9-18-2033	176,000	219,430
Swedish Export Credit ¤	0.00	5-11-2037	175,000	90,850
Swedish Export Credit	1.88	6-23-2020	590,000	580,094
United Mexican States	4.00	10-2-2023	445,000	446,113
United Mexican States	4.15	3-28-2027	420,000	414,330
United Mexican States	4.35	1-15-2047	225,000	204,188
United Mexican States	5.75	10-12-2099	275,000	275,688
United Mexican States	6.05	1-11-2040	60,000	67,050
United Mexican States	7.50	4-8-2033	715,000	900,900
United Mexican States	8.13	12-30-2019	205,000	220,888
United Mexican States	8.30	8-15-2031	60,000	83,250

Total Yankee Government Bonds (Cost $39,847,145)				38,832,908

	Yield		Shares
Short-Term Investments: 3.93%

Investment Companies: 3.93%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.87		34,114,908	34,114,908

Total Short-Term Investments (Cost $34,114,908)				34,114,908

Total investments in securities (Cost $879,269,575)	98.94%	858,167,986
Other assets and liabilities, net	1.06	9,191,467

Total net assets	100.00%	$867,359,453

±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

¤	The security is issued in zero coupon form with no periodic interest payments.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

DW&P	Department of Water & Power

EDA	Economic Development Authority

FFCB	Federal Farm Credit Banks

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General obligation

National	National Public Finance Guarantee Corporation

TVA	Tennessee Valley Authority

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	59

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	72,834,127	144,728,208	183,447,427	34,114,908	$0	$0	$273,020	$34,114,908	3.93%

The accompanying notes are an integral part of these financial statements.

60	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

EMERGING MARKETS BOND PORTFOLIO

Security name	Interest rate	Expiration date	Principal	Value

Participation Notes: 0.48%

United Kingdom: 0.48%
Biz Finance plc (State Export-Import Ukreximbank) (Financials, Banks)	9.63%	4-27-2022	$300,000	$303,767

Total Participation Notes (Cost $313,748)				303,767

		Maturity date
Yankee Corporate Bonds and Notes: 13.27%

Azerbaijan: 0.62%
State Oil Company of the Azerbaijan Republic (Energy, Oil, Gas & Consumable Fuels)	4.75	3-13-2023	400,000	393,240

Cayman Islands: 0.28%
Lamar Funding Limited (Utilities, Electric Utilities)	3.96	5-7-2025	200,000	179,125

Chile: 1.20%
Banco del Estado de Chile (Financials, Banks)	4.13	10-7-2020	300,000	303,426
Codelco Incorporated (Materials, Metals & Mining)	4.50	8-13-2023	200,000	204,471
Codelco Incorporated (Materials, Metals & Mining)	4.88	11-4-2044	250,000	253,078

				760,975

China: 0.68%
Export-Import Bank of China (Financials, Banks)	2.00	4-26-2021	450,000	433,079

Hong Kong: 0.32%
CNAC Hong Kong Finbridge Company Limited (Materials, Chemicals)	4.63	3-14-2023	200,000	202,028

Indonesia: 0.63%
PT Pertamina Persero (Energy, Oil, Gas & Consumable Fuels)	5.63	5-20-2043	400,000	398,010

Kazakhstan: 0.99%
KazMunayGas National Company JSC (Energy, Oil, Gas & Consumable Fuels)	5.75	4-19-2047	450,000	439,875
KaztransGas Company JSC (Energy, Oil, Gas & Consumable Fuels)	4.38	9-26-2027	200,000	190,000

				629,875

Malaysia: 1.64%
Petronas Capital Limited (Energy, Oil, Gas & Consumable Fuels)	3.50	3-18-2025	1,066,000	1,046,486

Mexico: 3.42%
Comision Federal de Electricidad (Utilities, Electric Utilities)	5.75	2-14-2042	200,000	197,250
Mexico City Airport Trust (Industrials, Airlines)	5.50	7-31-2047	200,000	177,486
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels)	3.50	1-30-2023	225,000	212,029
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels)	4.88	1-24-2022	850,000	854,888
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels)	5.38	3-13-2022	225,000	229,950
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels)	5.63	1-23-2046	400,000	329,560
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels)	6.35	2-12-2048	200,000	177,500

				2,178,663

Peru: 0.46%
Petroleos del Peru SA (Energy, Oil, Gas & Consumable Fuels)	4.75	6-19-2032	300,000	292,725

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	61

EMERGING MARKETS BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Russia: 0.42%
Vnesheconombank (Financials, Banks)	5.94%	11-21-2023	$275,000	$264,184

South Africa: 0.71%
Eskom Holdings SOC Limited (Utilities, Electric Utilities)	5.75	1-26-2021	275,000	262,973
Eskom Holdings SOC Limited (Utilities, Electric Utilities)	6.75	8-6-2023	200,000	190,516

				453,489

Venezuela: 0.37%
Petroleos de Venezuela SA (Energy, Oil, Gas & Consumable Fuels) ††	5.38	4-12-2027	550,000	112,750
Petroleos de Venezuela SA (Energy, Oil, Gas & Consumable Fuels) ††	5.50	4-12-2037	200,000	41,000
Petroleos de Venezuela SA (Energy, Oil, Gas & Consumable Fuels) ††	9.00	11-17-2021	400,000	81,200

				234,950

Virgin Islands (British): 1.53%
CCTI 2017 Limited (Financials, Capital Markets)	3.63	8-8-2022	200,000	189,981
Charming Light Investments Limited (Financials, Diversified Financial Services)	2.38	8-30-2021	200,000	189,749
Chinalco Capital Holdings Limited (Materials, Metals & Mining)	4.25	4-21-2022	200,000	190,052
Sinochem Capital Company Limited (5 Year Treasury Constant Maturity +4.30%) (Materials, Chemicals) ±	5.00	12-29-2049	25,000	25,038
Sinopec Group Overseas Development (2015) Limited (Energy, Oil, Gas & Consumable Fuels)	3.00	4-12-2022	200,000	195,113
State Grid Overseas Investment (2016) Limited (Utilities, Electric Utilities)	2.88	5-18-2026	200,000	185,235

				975,168

Total Yankee Corporate Bonds and Notes (Cost $8,832,628)				8,441,997

Yankee Government Bonds: 79.01%
Arab Republic of Egypt	5.75	4-29-2020	200,000	202,489
Arab Republic of Egypt	5.88	6-11-2025	387,000	363,893
Arab Republic of Egypt	6.13	1-31-2022	200,000	198,850
Arab Republic of Egypt	8.50	1-31-2047	750,000	732,867
China Development Bank	4.00	1-24-2037	600,000	583,261
Dominican Republic	5.95	1-25-2027	1,750,000	1,782,813
Export Credit Bank of Turkey	5.00	9-23-2021	200,000	162,064
Export-Import Bank of India	4.00	1-14-2023	475,000	472,639
Federal Republic of Brazil	2.63	1-5-2023	200,000	180,700
Federal Republic of Brazil	5.63	1-7-2041	450,000	388,580
Federation of Malaysia	3.18	4-27-2026	650,000	624,813
Federative Republic of Brazil	5.63	2-21-2047	200,000	167,000
Federative Republic of Brazil	6.00	4-7-2026	423,000	424,058
Federative Republic of Brazil	10.13	5-15-2027	425,000	548,250
Government of Jamaica	6.75	4-28-2028	325,000	353,438
Government of Jamaica	7.88	7-28-2045	300,000	345,000
Islamic Republic of Pakistan	8.25	4-15-2024	550,000	552,836
Kingdom of Jordan	5.75	1-31-2027	300,000	279,390
Kingdom of Morocco	5.50	12-11-2042	200,000	212,000
Lebanese Republic	6.00	1-27-2023	500,000	428,660
Lebanese Republic	6.38	3-9-2020	200,000	192,479
Lebanese Republic	6.60	11-27-2026	500,000	395,569
Lebanese Republic	7.05	11-2-2035	200,000	151,330

The accompanying notes are an integral part of these financial statements.

62	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

EMERGING MARKETS BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Yankee Government Bonds (continued)
Lebanese Republic	8.25%	4-12-2021	$350,000	$338,513
Mongolia Government	5.63	5-1-2023	450,000	435,532
Oman Government International Bond	4.75	6-15-2026	375,000	347,594
Oriental Republic of Uruguay	4.13	11-20-2045	850,000	790,075
Oriental Republic of Uruguay	4.50	8-14-2024	500,000	509,975
Oriental Republic of Uruguay	7.88	1-15-2033	250,000	338,500
Republic of Angola	8.25	5-9-2028	400,000	397,599
Republic of Angola	9.50	11-12-2025	250,000	275,368
Republic of Argentina	5.63	1-26-2022	1,100,000	929,500
Republic of Argentina	7.63	4-22-2046	1,000,000	736,010
Republic of Armenia	6.00	9-30-2020	200,000	203,604
Republic of Azerbaijan	3.50	9-1-2032	200,000	165,000
Republic of Belarus	7.63	6-29-2027	200,000	208,320
Republic of Chile	3.86	6-21-2047	550,000	524,425
Republic of Colombia	3.88	4-25-2027	1,493,000	1,453,436
Republic of Colombia	5.00	6-15-2045	586,000	589,663
Republic of Costa Rica	7.00	4-4-2044	350,000	333,375
Republic of Croatia	6.00	1-26-2024	425,000	460,156
Republic of Croatia	6.63	7-14-2020	628,000	661,568
Republic of Ecuador	7.95	6-20-2024	550,000	499,813
Republic of Ecuador	9.63	6-2-2027	500,000	476,250
Republic of Ecuador	9.65	12-13-2026	200,000	191,500
Republic of Ecuador	10.50	3-24-2020	725,000	743,125
Republic of El Salvador	7.65	6-15-2035	547,000	534,654
Republic of Gabon	6.38	12-12-2024	350,000	318,011
Republic of Ghana	7.63	5-16-2029	300,000	293,271
Republic of Ghana	8.13	1-18-2026	225,000	230,241
Republic of Guatemala	4.38	6-5-2027	400,000	376,400
Republic of Hungary	5.38	2-21-2023	450,000	479,250
Republic of Hungary	5.38	3-25-2024	200,000	214,216
Republic of Hungary	6.25	1-29-2020	450,000	469,211
Republic of Hungary	7.63	3-29-2041	200,000	280,500
Republic of Indonesia	4.55	3-29-2026	500,000	500,375
Republic of Indonesia	4.63	4-15-2043	200,000	193,827
Republic of Indonesia	5.88	1-15-2024	800,000	862,985
Republic of Indonesia	7.75	1-17-2038	475,000	630,653
Republic of Iraq	5.80	1-15-2028	500,000	458,377
Republic of Ivory Coast	5.38	7-23-2024	375,000	350,970
Republic of Ivory Coast	6.13	6-15-2033	250,000	216,165
Republic of Kazakhstan	3.88	10-14-2024	594,000	601,098
Republic of Kazakhstan	4.88	10-14-2044	300,000	306,799
Republic of Kenya	6.88	6-24-2024	400,000	392,256
Republic of Kenya	8.25	2-28-2048	200,000	186,627
Republic of Lithuania	6.63	2-1-2022	450,000	497,588
Republic of Nigeria	6.38	7-12-2023	300,000	298,836
Republic of Nigeria	6.50	11-28-2027	550,000	510,681
Republic of Nigeria	7.88	2-16-2032	300,000	292,344
Republic of Panama	4.00	9-22-2024	813,000	829,260
Republic of Panama	4.50	5-15-2047	600,000	604,500
Republic of Panama	5.20	1-30-2020	200,000	206,200

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	63

EMERGING MARKETS BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Yankee Government Bonds (continued)
Republic of Paraguay	4.63%	1-25-2023	$225,000	$230,175
Republic of Paraguay	5.00	4-15-2026	250,000	258,125
Republic of Peru	6.55	3-14-2037	565,000	718,963
Republic of Peru	7.35	7-21-2025	200,000	246,500
Republic of Peru	8.75	11-21-2033	325,000	482,300
Republic of Poland	3.25	4-6-2026	750,000	729,375
Republic of Poland	5.13	4-21-2021	625,000	654,938
Republic of Senegal	6.75	3-13-2048	250,000	213,575
Republic of Serbia	4.88	2-25-2020	425,000	430,896
Republic of South Africa	4.85	9-27-2027	200,000	186,513
Republic of South Africa	4.88	4-14-2026	400,000	379,574
Republic of South Africa	5.00	10-12-2046	200,000	167,820
Republic of South Africa	6.25	3-8-2041	200,000	195,600
Republic of Sri Lanka	6.25	7-27-2021	600,000	609,802
Republic of Sri Lanka	6.75	4-18-2028	300,000	290,286
Republic of Sri Lanka	6.85	11-3-2025	400,000	398,202
Republic of the Philippines	3.70	2-2-2042	700,000	661,514
Republic of the Philippines	4.00	1-15-2021	450,000	456,618
Republic of the Philippines	5.50	3-30-2026	379,000	422,927
Republic of the Philippines	6.38	1-15-2032	300,000	367,177
Republic of Turkey	3.25	3-23-2023	250,000	200,625
Republic of Turkey	5.63	3-30-2021	561,000	513,539
Republic of Turkey	6.63	2-17-2045	1,050,000	804,279
Republic of Turkey	8.00	2-14-2034	200,000	181,411
Republic of Venezuela †	6.00	12-9-2020	225,000	54,563
Republic of Venezuela †	7.00	3-31-2038	200,000	49,000
Republic of Venezuela †	9.00	5-7-2023	1,010,000	242,400
Republic of Zambia	8.50	4-14-2024	200,000	144,420
Republic of Zambia	8.97	7-30-2027	200,000	145,564
Romania	4.88	1-22-2024	250,000	258,764
Romania	6.75	2-7-2022	802,000	877,027
Russian Federation	4.50	4-4-2022	400,000	403,654
Russian Federation	5.25	6-23-2047	200,000	189,804
Russian Federation	7.50	3-31-2030	222,500	243,533
Russian Federation	12.75	6-24-2028	750,000	1,207,500
Socialist Republic of Vietnam	4.80	11-19-2024	250,000	255,616
Sultanate of Oman	5.38	3-8-2027	697,000	664,077
Sultanate of Oman	6.50	3-8-2047	400,000	366,420
Trinidad & Tobago Government	4.38	1-16-2024	300,000	295,284
Ukraine Government	7.75	9-1-2020	225,000	223,657
Ukraine Government	7.75	9-1-2023	550,000	533,280
Ukraine Government	7.75	9-1-2025	400,000	375,542
Ukraine Government	7.75	9-1-2026	250,000	229,855
United Mexican States	6.75	9-27-2034	850,000	1,011,500
ZAR Sovereign Capital Fund Proprietary Limited	3.90	6-24-2020	200,000	198,596

Total Yankee Government Bonds (Cost $53,891,397)				50,257,965

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

EMERGING MARKETS BOND PORTFOLIO

Security name	Yield	Shares	Value

Short-Term Investments: 4.41%

Investment Companies: 4.41%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.87%	2,807,900	$2,807,900

Total Short-Term Investments (Cost $2,807,900)			2,807,900

Total investments in securities (Cost $65,845,673)	97.17%	61,811,629
Other assets and liabilities, net	2.83	1,797,331

Total net assets	100.00%	$63,608,960

††	On the last interest date, partial interest was paid.

±	Variable rate investment. The rate shown is the rate in effect at period end.

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	0	12,881,740	10,073,840	2,807,900	$0	$0	$9,735	$2,807,900	4.41%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	65

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

Common Stocks: 88.68%

Brazil: 3.23%
Arezzo Industria E Comercio SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5,500	$53,432
Atacadao Distribuicao Comercio e Industria Limitada (Consumer Staples, Food & Staples Retailing)	61,700	220,254
B2W Companhia Digital (Consumer Discretionary, Internet & Direct Marketing Retail) †	18,235	118,281
Banco de Brasil SA (Financials, Banks)	108,200	799,592
Banco Santander (Brasil) SA (Financials, Banks)	13,000	60,993
BK Brasil Operacao e Assessoria a Restaurantes SA (Consumer Discretionary, Hotels, Restaurants & Leisure) †	26,400	93,982
BRF SA (Consumer Staples, Food Products) †	51,400	254,028
CCR SA (Industrials, Transportation Infrastructure)	126,882	291,575
Centrais Electricas Brasileiras SA (Utilities, Electric Utilities) †	25,200	97,877
Companhia de Saneamento Basico do Estado de Sao Paulo SA (Utilities, Water Utilities)	32,741	196,136
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	5,959	61,271
Companhia Hering SA (Consumer Discretionary, Specialty Retail)	17,310	69,740
CPFL Energias Renovaveis SA (Utilities, Independent Power & Renewable Electricity Producers)	9,100	36,976
CVC Brasil Operadora e Agencia de Viagens SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	15,064	157,367
Duratex SA (Materials, Paper & Forest Products)	35,700	84,668
Ecorodovias Infraestrutura Logistica SA (Industrials, Transportation Infrastructure)	21,800	38,001
EDP Energias do Brasil SA (Utilities, Electric Utilities)	27,247	89,706
Embraer SA (Industrials, Aerospace & Defense)	77,630	373,560
Eneva SA (Utilities, Independent Power & Renewable Electricity Producers) †	34,200	108,567
Engie Brasil Energia SA (Utilities, Independent Power & Renewable Electricity Producers)	11,300	102,372
Equatorial Energia SA (Utilities, Electric Utilities)	18,614	260,489
Estacio Participacoes SA (Consumer Discretionary, Diversified Consumer Services)	30,233	167,305
Ez Tec Empreendimentos e Participacoes SA (Consumer Discretionary, Household Durables)	16,200	63,836
Fibria Celulose SA (Materials, Paper & Forest Products)	23,966	465,893
Fleury SA (Health Care, Health Care Providers & Services)	22,505	142,000
Grendene SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	36,720	64,549
Hypermarcas SA (Health Care, Pharmaceuticals)	44,236	297,578
Iguatemi Empresa de Shopping Centers SA (Real Estate, Real Estate Management & Development)	10,980	82,597
Iochpe Maxion SA (Industrials, Machinery)	13,800	76,232
IRB-Brasil Resseguros SA (Financials, Insurance)	14,400	210,144
JBS SA (Consumer Staples, Food Products)	105,529	243,542
Kroton Educacional SA (Consumer Discretionary, Diversified Consumer Services)	139,569	350,199
Linx SA (Information Technology, Software)	14,400	60,809
Localiza Rent A Car SA (Industrials, Road & Rail)	53,721	283,964
Lojas Renner SA (Consumer Discretionary, Multiline Retail)	75,733	525,823
M Dias Branco SA (Consumer Staples, Food Products)	14,455	150,154
Magazine Luiza SA (Consumer Discretionary, Multiline Retail)	8,300	265,418
MRV Engenharia e Participacoes SA (Consumer Discretionary, Household Durables)	33,200	105,964
Natura Cosmeticos SA (Consumer Staples, Personal Products)	26,276	187,082
Odontoprev SA (Health Care, Health Care Providers & Services)	29,162	93,792
Petrobras Distribuidora SA (Consumer Discretionary, Specialty Retail)	33,800	164,141
Porto Seguro SA (Financials, Insurance)	9,668	130,264
Qualicorp SA (Health Care, Health Care Providers & Services)	23,301	90,158
Raia Drogasil SA (Consumer Staples, Food & Staples Retailing)	20,533	388,167
Sao Martinho SA (Consumer Staples, Food Products)	18,611	86,587
Smiles Fidelidade SA (Consumer Discretionary, Media)	6,400	81,565
Suzano Papel E Celulose SA (Materials, Paper & Forest Products)	44,000	511,070
Tim Participacoes SA (Telecommunication Services, Wireless Telecommunication Services)	91,514	276,130

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

Brazil (continued)
Totvs SA (Information Technology, Software)	10,700	$69,983
Ultrapar Participacoes SA (Energy, Oil, Gas & Consumable Fuels)	43,998	444,722
WEG SA (Industrials, Machinery)	72,733	341,781

		9,990,316

Chile: 2.32%
AES Gener SA (Utilities, Independent Power & Renewable Electricity Producers)	196,985	49,418
Aguas Andinas SA Class A (Utilities, Water Utilities)	166,200	89,483
Almendral SA (Telecommunication Services, Wireless Telecommunication Services)	760,717	50,378
Antarchile SA (Industrials, Industrial Conglomerates)	15,471	242,860
Banco de Chile (Financials, Banks)	3,507,069	502,168
Banco de Credito e Inversiones (Financials, Banks)	5,937	379,759
Banco Santander Chile (Financials, Banks)	3,197,725	242,870
CAP SA (Materials, Metals & Mining)	7,286	65,471
Cencosud SA (Consumer Staples, Food & Staples Retailing)	140,053	329,984
Colbun SA (Utilities, Independent Power & Renewable Electricity Producers)	591,494	124,351
Compania Cervecerias Unidas SA (Consumer Staples, Beverages)	16,174	213,076
Empresa Nacional de Telecomunicaciones SA (Telecommunication Services, Wireless Telecommunication Services)	16,944	139,204
Empresas CMPC SA (Materials, Paper & Forest Products)	131,275	512,485
Empresas Copec SA (Energy, Oil, Gas & Consumable Fuels)	54,555	824,378
Enel Americas SA (Utilities, Electric Utilities)	2,159,386	320,918
Enel Chile SA (Utilities, Electric Utilities)	1,504,637	147,015
Engie Energia Chile SA (Utilities, Electric Utilities)	39,708	72,533
Grupo Security SA (Financials, Diversified Financial Services)	265,105	113,793
Inversiones Aguas Metropolitanas SA (Utilities, Water Utilities)	24,491	35,679
Itau CorpBanca SA (Financials, Banks)	21,575,733	204,164
LANTAM Airlines Group SA (Industrials, Airlines)	44,045	410,652
Molibdenos Y Metales SA (Materials, Metals & Mining)	2,467	29,899
Parque Arauco SA (Real Estate, Real Estate Management & Development)	65,742	165,217
Quinenco SA (Industrials, Industrial Conglomerates)	43,322	122,964
Ripley Corporation SA (Consumer Discretionary, Multiline Retail)	118,775	101,067
SACI Falabella (Consumer Discretionary, Multiline Retail)	129,367	1,029,622
Salfacorp SA (Industrials, Construction & Engineering)	47,798	72,578
Sigdo Koppers SA (Industrials, Industrial Conglomerates)	59,450	94,195
SMU SA (Consumer Staples, Food & Staples Retailing) †	273,610	76,669
Sociedad Matriz del Banco de Chile SA Class B (Financials, Banks)	399,807	183,297
Sociedad Matriz SAAM SA (Industrials, Transportation Infrastructure)	603,811	54,736
Sonda SA (Information Technology, IT Services)	27,589	36,630
Vina Concha y Toro SA (Consumer Staples, Beverages)	66,930	132,559

		7,170,072

China: 8.34%
Agricultural Bank of China H Shares (Financials, Banks)	2,877,000	1,392,910
Air China H Shares (Industrials, Airlines)	224,000	210,051
Aluminum Corporation of China Limited H Shares (Materials, Metals & Mining) †	430,000	181,889
Anhui Conch Cement Company Limited H Shares (Materials, Construction Materials)	122,000	742,997
Anhui Gujing Distillery Company Class B (Consumer Staples, Beverages)	11,000	68,617
BAIC Motor Corporation Limited H Shares (Consumer Discretionary, Auto Components) 144A	173,500	145,896
Bank of Communications Limited H Shares (Financials, Banks)	846,000	611,157

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	67

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

China (continued)
Bank of Jinzhou Company Limited H Shares (Financials, Banks)	59,000	$50,290
BBMG Corporation (Materials, Construction Materials)	248,000	92,264
Beijing Capital International Airport Company Limited H Shares (Industrials, Transportation Infrastructure)	158,000	168,292
Boe Technology Group Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	97,300	37,934
CGN Power Company Limited H Shares (Utilities, Independent Power & Renewable Electricity Producers)	949,000	224,894
China Cinda Asset Management Company Limited H Shares (Financials, Capital Markets)	944,000	244,156
China CITIC Bank H Shares (Financials, Banks)	999,351	623,898
China Communications Construction Company Limited H Shares (Industrials, Construction & Engineering)	491,000	487,325
China Communications Services Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	260,000	215,321
China Cosco Holdings Company Limited (Industrials, Marine)	276,000	114,989
China Eastern Airlines Company H Shares (Industrials, Airlines)	184,000	117,685
China Energy Engineering Corporation Limited H Shares (Industrials, Construction & Engineering)	802,000	98,095
China Everbright Bank Company Limited H Shares (Financials, Banks)	530,000	221,488
China International Capital Corporation Limited H Shares (Financials, Diversified Financial Services)	112,800	206,378
China Longyuan Power Group Corporation H Shares (Utilities, Independent Power & Renewable Electricity Producers)	296,000	249,283
China Mengniu Dairy Company Limited (Consumer Staples, Food Products)	274,000	790,712
China Merchants Bank Company Limited H Shares (Financials, Banks)	397,500	1,524,415
China Merchants Securities H Shares (Financials, Capital Markets)	55,200	63,930
China Minsheng Banking Corporation Limited H Shares (Financials, Banks)	670,700	480,246
China National Building Material Company Limited H Shares (Materials, Construction Materials)	404,000	377,813
China Oilfield Services Limited H Shares (Energy, Energy Equipment & Services)	212,000	187,994
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	2,616,000	2,629,749
China Railway Construction Corporation Limited H Shares (Industrials, Construction & Engineering)	210,000	253,913
China Railway Group Limited H Shares (Industrials, Construction & Engineering)	410,000	354,171
China Railway Signal & Communication Corporation Limited H Shares (Information Technology, Electronic Equipment, Instruments & Components) 144A	155,000	109,603
China Reinsurance Group Corporation H Shares (Financials, Insurance)	749,000	147,915
China Resources Cement Holdings Limited (Materials, Construction Materials)	178,000	207,738
China Resources Gas Group Limited (Utilities, Gas Utilities)	76,000	346,170
China Southern Airlines Company H Shares (Industrials, Airlines)	202,000	133,573
China Telecom Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	1,426,000	670,418
China Vanke Company Limited H Shares (Real Estate, Real Estate Management & Development)	142,300	493,143
Chongqing Changchun Automobile Class B (Consumer Discretionary, Automobiles)	78,600	68,899
Chongqing Rural Commercial Bank (Financials, Banks)	277,000	149,286
CITIC Securities Company Limited H Shares (Financials, Capital Markets)	221,500	396,788
COSCO Shipping Development Company Limited H Shares (Industrials, Marine) †	363,000	52,724
COSCO Shipping Ports Limited (Industrials, Transportation Infrastructure)	178,000	188,461
CRRC Corporation Limited H Shares (Industrials, Machinery)	469,000	388,406
CSC Financial Company Limited H Shares (Financials, Capital Markets)	147,500	89,454
CSG Holding Company Limited Class B (Materials, Construction Materials)	156,200	60,102
Datang International Power Generation Company Limited (Utilities, Independent Power & Renewable Electricity Producers)	288,000	73,754
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	284,000	317,335
Fuyao Glass Industry Group Company Limited H Shares (Consumer Discretionary, Auto Components)	50,400	185,900
Great Wall Motor Company Limited H Shares (Consumer Discretionary, Automobiles)	314,500	193,538
Guangzhou Automobile Group Company Limited H Shares (Consumer Discretionary, Automobiles)	296,400	321,749
Guangzhou R&F Properties Company Limited H Shares (Real Estate, Real Estate Management & Development)	108,800	219,575
Guotai Junan Securities Company Limited H Shares (Financials, Capital Markets)	62,800	129,621
Huaneng Power International Incorporated H Shares (Utilities, Independent Power & Renewable Electricity Producers)	404,000	259,425

The accompanying notes are an integral part of these financial statements.

68	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

China (continued)
Huaneng Renewables Corporation Limited H Shares (Utilities, Independent Power & Renewable Electricity Producers)	468,000	$149,665
Inner Mongolia Yitai Coal Company Limited Class B (Energy, Oil, Gas & Consumable Fuels)	141,400	170,104
Jiangsu Express Company Limited H Shares (Industrials, Transportation Infrastructure)	130,000	164,306
Jiangxi Copper Company Limited H Shares (Materials, Metals & Mining)	135,000	159,962
Lao Feng Xiang Company Limited Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	30,412	93,791
Legend Holdings Corporation H Shares (Financials, Diversified Financial Services)	34,700	107,432
Metallurgical Corporation of China Limited H Shares (Industrials, Construction & Engineering)	335,000	91,766
Orient Securities Company Limited of China H Shares (Financials, Diversified Financial Services)	86,800	58,503
PetroChina Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	2,272,692	1,691,036
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	686,000	772,638
Postal Savings Bank of China Company Limited H Shares (Financials, Banks)	658,000	387,318
Shandong Weigao Group Medical Polymer Company Limited H Shares (Health Care, Health Care Equipment & Supplies)	172,000	162,823
Shanghai Electric Group Company Limited H Shares (Industrials, Electrical Equipment)	328,000	102,804
Shanghai Fosun Pharmaceutical Company Limited H Shares (Health Care, Pharmaceuticals)	48,500	195,885
Shanghai Lujiazui Finance & Trade Zone Development Company Limited (Real Estate, Real Estate Management & Development)	113,800	153,516
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	81,600	214,169
Shanghai Zhenhua Heavy Industry Company Limited Class B (Industrials, Machinery)	9,360	3,688
Shenzhen International Holdings Limited H Shares (Industrials, Transportation Infrastructure)	109,500	205,363
Sinopec Engineering Group H Shares (Industrials, Construction & Engineering)	158,000	164,668
Sinopec Shanghai Petrochemical Company Limited (Materials, Chemicals)	338,000	198,526
Sinopharm Group Company Limited H Shares (Health Care, Health Care Providers & Services)	114,400	569,176
Sinotrans Limited H Shares (Industrials, Air Freight & Logistics)	234,000	98,087
Tong Ren Tang Technologies Company Limited H Shares (Health Care, Pharmaceuticals)	76,000	110,193
Tsingtao Brewery Company Limited H Shares (Consumer Staples, Beverages)	68,000	323,160
Weichai Power Company Limited (Industrials, Machinery)	214,000	226,849
Yantai Changyu Pioneer Wine Company Limited Class B (Consumer Staples, Beverages)	37,500	96,082
Yanzhou Coal Mining Company Limited (Energy, Oil, Gas & Consumable Fuels)	194,000	224,186
Zhaojin Mining Industry Company Limited (Materials, Metals & Mining)	136,500	106,435
Zhejiang Expressway Company Limited H Shares (Industrials, Transportation Infrastructure)	148,000	117,476
Zijin Mining Group Company Limited H Shares (Materials, Metals & Mining)	612,000	228,464
ZTE Corporation H Shares (Information Technology, Communications Equipment) †	55,800	108,347

		25,828,747

Colombia: 0.75%
Almacenes Exito SA (Consumer Staples, Food & Staples Retailing)	26,484	137,891
Banco De Bogota SA (Financials, Banks)	7,331	166,058
Cementos Argos SA (Materials, Construction Materials)	61,317	181,567
Corporacion Financiera Colombiana SA (Financials, Diversified Financial Services)	13,167	104,518
Empresa de Energia de Bogota SA (Utilities, Gas Utilities)	225,222	151,200
Grupo Argos SA (Materials, Construction Materials)	42,901	268,998
Grupo de Inversiones Suramericana SA (Financials, Diversified Financial Services)	36,998	437,250
Grupo Nutresa SA (Consumer Staples, Food Products)	34,073	298,432
Interconexion Electrica SA (Utilities, Electric Utilities)	55,544	246,526
Nexteer Automotive Group Limited (Consumer Discretionary, Auto Components)	85,000	143,169
Silergy Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	9,000	177,275

		2,312,884

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	69

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

Egypt: 0.26%
Commercial International Bank ADR (Financials, Banks)	173,158	$810,726

Greece: 0.20%
FF Group (Consumer Discretionary, Specialty Retail) †‡	3,820	21,284
Hellenic Petroleum SA (Energy, Oil, Gas & Consumable Fuels)	13,385	113,417
Motor Oil (Hellas) Corinth Refineries SA (Energy, Oil, Gas & Consumable Fuels)	8,607	202,809
Mytilineos Holdings SA (Industrials, Industrial Conglomerates)	13,838	138,619
Titan Cement Company SA (Materials, Construction Materials)	5,874	135,001

		611,130

Hong Kong: 1.05%
Beijing Enterprises Holdings Limited (Utilities, Gas Utilities)	45,000	215,862
China Agri-Industries Holdings Limited (Consumer Staples, Food Products)	299,000	118,857
China Resources Beer Holdings Company Limited (Consumer Staples, Beverages)	166,000	706,405
China Resources Pharmaceutical Group Limited (Health Care, Pharmaceuticals)	192,000	307,249
China Resources Power Holdings Company (Utilities, Independent Power & Renewable Electricity Producers)	170,000	306,265
China Travel International Investment Hong Kong Limited (Holding & Other Investment Offices, Hotels, Restaurants & Leisure)	238,000	77,324
Far East Horizon Limited (Financials, Diversified Financial Services)	274,000	259,381
Guangdong Investment Limited (Utilities, Water Utilities)	258,000	457,571
Lenovo Group Limited (Information Technology, Technology Hardware, Storage & Peripherals)	746,000	486,641
Poly Property Group Company Limited (Real Estate, Real Estate Management & Development)	227,000	86,476
Sinotruk Hong Kong Limited (Industrials, Machinery)	73,500	109,753
Yuexiu Property Company Limited (Real Estate, Real Estate Management & Development)	730,000	132,072

		3,263,856

India: 14.68%
3M India Limited (Industrials, Industrial Conglomerates) †	335	122,544
Aarti Industries Limited (Materials, Chemicals)	8,064	156,331
Aia Engineering Limited (Industrials, Machinery)	4,640	115,058
Ajanta Pharma Limited (Health Care, Pharmaceuticals) †	5,398	96,713
Alkem Laboratories Limited (Health Care, Pharmaceuticals)	6,657	198,482
Amara Raja Batteries Limited (Information Technology, Electrical Equipment)	9,622	114,757
Apollo Hospitals Enterprise Limited (Health Care, Health Care Providers & Services)	11,813	196,983
Apollo Tyres Limited (Consumer Discretionary, Auto Components)	47,110	166,983
Arvind Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	18,142	102,123
Asahi India Glass Limited (Consumer Discretionary, Auto Components)	14,905	71,671
Ashok Leyland Limited (Industrials, Machinery)	198,089	360,422
Associated Cement Companies Limited (Materials, Construction Materials)	8,531	197,109
Astral Poly Technik Limited (Industrials, Building Products)	6,398	99,804
Atul Limited (Materials, Chemicals)	2,152	98,072
Aurobindo Pharma Limited (Health Care, Pharmaceuticals)	43,488	437,018
Bajaj Auto Limited (Financials, Diversified Financial Services)	6,319	277,724
Bajaj Finserv Limited (Financials, Insurance)	7,149	680,143
Balkrishna Industries Limited (Consumer Discretionary, Auto Components)	8,692	166,680
Bata India Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	7,165	109,345
Bayer Cropscience Limited (Materials, Chemicals)	1,798	111,629
Berger Paints India Limited (Materials, Chemicals)	34,191	161,347
Bharat Financial Inclusion Limited (Financials, Consumer Finance) †	15,151	248,350

The accompanying notes are an integral part of these financial statements.

70	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

India (continued)
Bharat Petroleum Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	80,627	$411,625
Biocon Limited (Health Care, Biotechnology)	27,452	241,519
Blue Star Limited (Industrials, Building Products)	9,307	88,666
Britannia Industries Limited (Consumer Staples, Food Products)	6,745	640,657
Cadila Healthcare Limited (Health Care, Pharmaceuticals)	29,806	169,251
Capital First Limited (Financials, Consumer Finance)	9,653	87,689
Carborundum Universal Limited (Industrials, Machinery)	18,231	95,388
Care Ratings Limited (Financials, Capital Markets)	3,396	62,063
Castrol India Limited (Materials, Chemicals)	75,206	168,382
Ceat Limited (Consumer Discretionary, Auto Components)	4,020	78,579
Century Plyboards India Limited (Materials, Paper & Forest Products) †	14,822	46,675
CESC Limited (Utilities, Electric Utilities)	13,475	189,207
Chambal Fertilisers and Chemicals Limited (Materials, Chemicals)	42,170	98,192
Cholamandalam Investment (Financials, Consumer Finance)	8,545	177,842
Cipla Limited India (Health Care, Pharmaceuticals)	63,592	593,679
City Union Bank Limited (Financials, Banks)	76,146	217,456
Colgate-Palmolive Company India Limited (Consumer Staples, Personal Products)	15,475	255,058
Container Corporation of India Limited (Industrials, Transportation Infrastructure)	22,805	209,590
Coromandel International Limited (Materials, Chemicals)	12,967	76,841
Crisil Limited (Financials, Capital Markets)	2,623	65,283
Crompton Greaves Consumer Electricals Limited (Consumer Discretionary, Household Durables)	44,835	158,318
Cyient Limited (Information Technology, Software)	10,575	108,678
Dabur India Limited (Consumer Staples, Personal Products)	77,354	522,137
DCB Bank Limited (Financials, Banks)	34,806	87,694
Dewan Housing Finance Corporation (Financials, Thrifts & Mortgage Finance)	21,358	201,049
Dish TV India Limited (Consumer Discretionary, Media) †	139,903	141,133
Divi’s Laboratories Limited (Health Care, Life Sciences Tools & Services)	13,797	254,032
Doctor Reddy’s Laboratories Limited ADR (Health Care, Pharmaceuticals)	11,840	416,058
Doctor Reddys Laboratories Limited (Health Care, Pharmaceuticals)	1,909	67,073
Edelweiss Financial Services Limited (Financials, Capital Markets)	78,146	308,777
Endurance Technologies Limited (Consumer Discretionary, Auto Components) 144A	3,074	65,774
Equitas Holdings Limited (Financials, Consumer Finance) †	35,488	79,306
Eris Lifesciences Limited (Health Care, Pharmaceuticals) 144A†	7,204	73,725
Escorts Limited (Industrials, Machinery)	8,150	99,941
Exide Industries Limited (Consumer Discretionary, Auto Components)	45,838	184,254
Fertilisers & Chemicals Travancore Limited (Materials, Chemicals) †	74,029	45,977
Finolex Cables Limited (Industrials, Electrical Equipment)	10,438	80,574
Finolex Industries Limited (Materials, Chemicals)	7,393	65,840
Fortis Healthcare Limited (Health Care, Health Care Providers & Services) †	36,662	75,778
Future Consumer Limited (Consumer Staples, Food Products) †	116,752	86,997
Future Retail Limited (Consumer Discretionary, Multiline Retail)	25,247	198,199
Gail India Limited (Utilities, Gas Utilities)	100,872	529,346
Gillette India Limited (Consumer Staples, Personal Products)	1,137	106,165
GlaxoSmithKline Consumer Healthcare Limited (Consumer Staples, Food Products)	1,332	144,709
GlaxoSmithKline Pharmaceuticals Limited (Health Care, Pharmaceuticals)	2,441	117,990
Glenmark Pharmaceuticals Limited (Health Care, Pharmaceuticals)	18,091	169,786
Godrej Properties Limited (Real Estate, Real Estate Management & Development)	9,264	89,824
Graphite India Limited (Industrials, Electrical Equipment)	8,230	117,544
Gruh Finance Limited (Financials, Thrifts & Mortgage Finance)	34,461	162,961
Gujarat Fluorochemicals Limited (Materials, Chemicals)	4,501	49,096

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	71

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

India (continued)
Gujarat Gas Limited (Utilities, Gas Utilities)	12,300	$134,305
Gujarat Narmada Valley Fertilizers Company Limited (Materials, Chemicals)	10,105	55,813
Gujarat Piavav Port Limited (Industrials, Transportation Infrastructure)	29,453	46,136
Gujarat State Fertilizers & Chemicals Limited (Materials, Chemicals)	29,506	49,984
Hatsun Agro Products Limited (Consumer Staples, Food Products)	6,602	72,958
HCL Technologies Limited (Information Technology, IT Services)	55,862	824,191
HEG Limited (Industrials, Electrical Equipment)	2,569	153,592
Hero Honda Motors Limited (Consumer Discretionary, Automobiles)	13,500	619,324
Hexaware Technologies Limited (Information Technology, IT Services)	27,256	168,625
Hindustan Petroleum Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	81,349	291,096
Hindustan Unilever Limited (Consumer Staples, Household Products)	94,756	2,378,177
Honeywell Automation India Limited (Information Technology, Electronic Equipment, Instruments & Components)	256	81,071
India Cements Limited (Materials, Construction Materials)	27,590	49,169
India Infoline Limited (Financials, Capital Markets)	20,021	204,525
Indiabulls Housing Finance Limited (Financials, Thrifts & Mortgage Finance)	39,851	707,529
Indiabulls Real Estate Limited (Financials, Real Estate Management & Development) †	34,687	75,486
Indian Energy Exchange Limited (Financials, Capital Markets)	3,374	82,877
Indian Hotels Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	81,357	157,435
Indian Oil Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	294,534	645,949
Indraprastha Gas Limited (Utilities, Gas Utilities)	33,978	139,119
Info Edge India Limited (Information Technology, Internet Software & Services)	6,404	147,897
Infosys Limited (Information Technology, IT Services)	23,076	468,865
Infosys Limited ADR (Information Technology, IT Services)	196,542	4,082,177
Infrastructure Development Finance Company Limited (Financials, Diversified Financial Services)	137,555	102,110
Interglobe Aviation Limited (Industrials, Airlines)	11,550	151,259
Ipca Laboratories Limited (Health Care, Pharmaceuticals)	10,248	111,487
Jain Irrigation Systems Limited (Industrials, Machinery)	45,127	54,241
JM Financial Limited (Financials, Capital Markets)	78,077	132,539
JSW Energy Limited (Utilities, Independent Power & Renewable Electricity Producers) †	49,138	50,505
JSW Steel Limited (Materials, Metals & Mining)	146,737	819,996
Jubilant Foodworks Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	8,007	174,909
Jubilant Organosys Limited (Health Care, Pharmaceuticals)	11,197	114,012
Jyothy Laboratories Limited (Consumer Staples, Household Products)	24,502	75,241
Kajaria Ceramics Limited (Industrials, Building Products)	7,066	46,709
Karnataka Bank Limited (Financials, Banks)	38,155	64,312
Karur Vysya Bank Limited (Financials, Banks)	97,298	128,403
KEC International Limited (Industrials, Construction & Engineering)	29,297	124,745
KPIT Technologies Limited (Information Technology, Software)	13,837	59,112
KRBL Limited (Consumer Staples, Food Products)	10,342	56,022
L&T Finance Holdings Limited (Financials, Diversified Financial Services)	73,906	189,021
Lakshmi Machine Works Limited (Industrials, Machinery)	969	98,293
Larsen & Toubro Infotech Limited (Information Technology, IT Services) 144A	3,604	91,350
Laurus Labs Limited (Health Care, Pharmaceuticals) 144A	11,765	72,729
Lupin Limited (Health Care, Pharmaceuticals)	27,889	366,257
Madras Cements Limited (Materials, Construction Materials)	16,867	163,935
Mahindra & Mahindra Financial Services Limited (Financials, Consumer Finance)	29,683	204,712
Mahindra & Mahindra Limited (Consumer Discretionary, Automobiles)	101,326	1,379,038
Manappuram Finance Limited (Financials, Consumer Finance)	51,938	73,301
Marico Limited (Consumer Staples, Personal Products)	72,571	378,017
Minda Industries Limited (Consumer Discretionary, Auto Components)	12,230	74,155

The accompanying notes are an integral part of these financial statements.

72	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

India (continued)
Mindtree Limited (Information Technology, IT Services)	12,037	$189,177
Motherson Sumi Systems Limited (Consumer Discretionary, Auto Components)	88,275	378,484
Motilal Oswal Financial Services Limited (Financials, Capital Markets)	12,747	149,663
Mphasis Limited (Information Technology, IT Services)	6,393	113,571
MRF Limited (Consumer Discretionary, Auto Components)	344	359,038
Multi Commodity Exchange of India Limited (Financials, Capital Markets)	4,800	56,042
Muthoot Finance Limited (Financials, Consumer Finance)	39,442	227,667
Nagarjuna Construction Company (Industrials, Construction & Engineering)	60,636	84,337
Natco Pharma Limited (Health Care, Pharmaceuticals)	13,398	147,286
National Aluminum Company Limited (Materials, Metals & Mining)	85,217	89,931
Nestle India Limited (Consumer Staples, Food Products)	3,624	591,799
NIIT Technologies Limited (Information Technology, Software)	4,043	80,186
NTPC Limited (Utilities, Independent Power & Renewable Electricity Producers)	326,358	789,135
Oberoi Realty Limited (Real Estate, Real Estate Management & Development)	9,705	60,323
Oracle Financials Services (Information Technology, Software)	1,801	105,638
Page Industries Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	493	239,227
PC Jeweller Limited (Consumer Discretionary, Specialty Retail)	20,118	23,897
Persistent Systems Limited (Information Technology, IT Services)	6,509	75,950
Petronet LNG Limited (Energy, Oil, Gas & Consumable Fuels)	149,642	523,342
Pfizer Limited (Health Care, Pharmaceuticals)	2,380	121,516
Phoenix Mills Limited (Real Estate, Real Estate Management & Development)	7,720	68,268
Pidilite Industries Limited (Materials, Chemicals)	29,869	492,151
PNB Housing Finance Limited (Financials, Thrifts & Mortgage Finance) 144A	12,189	233,284
Prestige Estates Projects Limited (Real Estate, Real Estate Management & Development)	15,746	52,626
Procter & Gamble Hygiene & Healthcare Limited (Consumer Staples, Personal Products)	1,272	184,215
PVR Limited (Consumer Discretionary, Media)	3,790	73,354
Quess Corporation Limited (Industrials, Professional Services) 144A†	4,618	63,616
Rain Industries Limited (Materials, Chemicals)	24,750	66,074
Rajesh Exports Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	16,020	149,841
Redington India Limited (Information Technology, Electronic Equipment, Instruments & Components)	29,010	42,967
Reliance Capital Limited (Financials, Diversified Financial Services)	13,776	91,715
Reliance Energy Limited (Utilities, Electric Utilities)	12,944	87,226
Reliance Nippon Life Asset Management Limited (Financials, Diversified Financial Services)	66,154	219,888
Sadbhav Engineering Limited (Industrials, Construction & Engineering)	14,751	59,367
Sanofi India Limited (Health Care, Pharmaceuticals)	1,031	93,034
Schaeffler India Limited (Industrials, Machinery)	1,066	81,873
Shriram City Union Finance Limited (Financials, Consumer Finance)	2,569	72,597
Shriram Transport Finance Company Limited (Financials, Consumer Finance)	16,029	301,885
SKF India Limited (Industrials, Machinery)	3,207	81,086
Solar Industries India Limited (Materials, Chemicals)	4,688	77,228
South Indian Bank Limited (Financials, Banks)	234,384	57,996
SRF Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3,169	90,361
Star Cement Limited (Materials, Construction Materials)	32,250	47,971
Strides Shasun Limited (Health Care, Pharmaceuticals)	9,862	69,050
Sun TV Network Limited (Consumer Discretionary, Media)	10,131	109,443
Sundaram Finance Limited (Financials, Consumer Finance)	12,722	285,538
Sundram Fasteners Limited (Consumer Discretionary, Auto Components)	12,200	113,604
Supreme Industries Limited (Materials, Chemicals)	7,333	124,232
Suzlon Energy Limited (Industrials, Electrical Equipment) †	605,001	60,990
Tata Chemicals Limited (Materials, Chemicals)	18,823	201,602

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	73

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

India (continued)
Tata Consultancy Services Limited (Information Technology, IT Services)	101,436	$2,972,448
Tata Elxsi Limited (Information Technology, Software)	2,299	46,542
Tata Power Company Limited (Utilities, Electric Utilities)	178,435	192,961
Tata Tea Limited (Consumer Staples, Food Products)	48,037	158,687
Tech Mahindra Limited (Information Technology, IT Services)	63,431	684,873
Thermax India Limited (Industrials, Machinery)	5,549	80,618
TI Financial Holdings Limited (Financials, Diversified Financial Services)	13,801	114,142
Titan Industries Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	42,527	534,778
Torrent Pharmaceuticals Limited (Health Care, Pharmaceuticals)	6,057	154,811
Torrent Power Limited (Utilities, Electric Utilities)	17,134	63,679
TVS Motor Company Limited (Consumer Discretionary, Automobiles)	21,888	175,703
Ujjivan Financial Services Limited (Financials, Consumer Finance)	12,147	59,822
United Breweries Limited (Consumer Staples, Beverages)	9,889	195,769
United Spirits Limited (Consumer Staples, Beverages) †	37,778	335,695
Vardhman Textiles Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3,162	49,044
Varun Beverages Limited (Consumer Staples, Beverages)	6,313	72,924
VIP Industries Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	12,785	112,490
Wabco India Limited (Consumer Discretionary, Auto Components)	590	59,566
Whirlpool of India Limited (Consumer Discretionary, Household Durables)	3,931	98,300
Wipro Limited (Information Technology, IT Services)	105,452	447,894
Wockhardt Limited (Health Care, Pharmaceuticals)	6,167	57,726
Zee Entertainment Enterprises Limited (Consumer Discretionary, Media)	59,917	422,347
Zensar Technologies Limited (Information Technology, IT Services)	5,396	127,276

		45,441,761

Indonesia: 0.92%
PT Ace Hardware Incorporated Indonesia Tbk (Consumer Discretionary, Specialty Retail)	838,800	77,445
PT AKR Corporindo Tbk (Industrials, Trading Companies & Distributors)	162,800	39,899
PT Bank Danamon Indonesia Tbk (Financials, Banks)	249,900	115,365
PT Bank Negara Indonesia Persero Tbk (Financials, Banks)	707,600	374,697
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk (Financials, Banks)	491,300	64,373
PT Bank Tabungan Negara Persero Tbk (Financials, Banks)	441,500	82,425
PT Bumi Serpong Damai Tbk (Real Estate, Real Estate Management & Development)	899,900	73,312
PT Charoen Pokphand Indonesia Tbk (Consumer Staples, Food Products)	349,900	118,296
PT Gudang Garam Tbk (Consumer Staples, Tobacco)	49,200	243,829
PT Hanjaya Mandala Sampoerna Tbk (Consumer Staples, Tobacco)	849,700	220,934
PT Hanson International Tbk (Real Estate, Real Estate Management & Development) †	7,252,100	69,912
PT Indo Tambangraya Megah Tbk (Energy, Oil, Gas & Consumable Fuels)	38,100	73,200
PT Indofood CBP Sukses Makmur Tbk (Consumer Staples, Food Products)	243,900	143,641
PT Jasa Marga (Persero) Tbk (Industrials, Transportation Infrastructure)	179,700	55,264
PT Kalbe Farma Tbk (Health Care, Pharmaceuticals)	1,942,000	177,325
PT Lippo Karawaci Terbuka Tbk (Real Estate, Real Estate Management & Development)	1,884,300	45,540
PT Mayora Indah Tbk (Consumer Staples, Food Products)	370,287	72,398
PT Medco Energi Internasional Tbk (Energy, Oil, Gas & Consumable Fuels) †	1,436,700	84,856
PT Media Nusantara Citra Tbk (Consumer Discretionary, Media)	549,800	33,779
PT Mitra Keluarga Karyasehat Tbk (Health Care, Health Care Providers & Services) †	579,000	71,736
PT Perusahaan Gas Negara Persero Tbk (Utilities, Gas Utilities)	1,034,500	150,294
PT Sumber Alfaria Trijaya Tbk (Consumer Staples, Food & Staples Retailing)	1,764,700	101,833
PT Summarecon Agung Tbk (Real Estate, Real Estate Management & Development)	904,600	40,532

The accompanying notes are an integral part of these financial statements.

74	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

Indonesia (continued)
PT Surya Citra Media Tbk (Consumer Discretionary, Media)	598,400	$85,312
PT Tambang Batubara Bukit Asam Tbk (Energy, Oil, Gas & Consumable Fuels)	296,800	81,605
PT Trada Alam Minera Tbk (Industrials, Marine) †	2,912,200	44,286
PT Ultrajaya Milk Industry & Trading Company Tbk (Consumer Staples, Food Products)	844,000	74,201
PT Waskita Karya Persero Tbk (Industrials, Construction & Engineering)	384,800	49,504

		2,865,793

Luxembourg: 0.10%
Kernel Holding SA (Consumer Staples, Food Products)	17,565	234,330
PLAY Communications SA (Telecommunication Services, Wireless Telecommunication Services)	15,312	89,640

		323,970

Malaysia: 4.75%
Affin Holdings Bhd (Financials, Banks)	179,400	107,330
AirAsia Bhd (Industrials, Airlines)	242,700	202,815
Alliance Financial Group Bhd (Financials, Banks)	139,400	139,946
AMMB Holdings Bhd (Financials, Banks)	182,100	181,360
Astro Malaysia Holdings Bhd (Consumer Discretionary, Media)	246,800	104,497
Axiata Group Bhd (Telecommunication Services, Wireless Telecommunication Services)	397,600	463,071
Batu Kawan Bhd (Materials, Chemicals)	27,500	114,017
Bimb Holdings Bhd (Financials, Banks)	83,900	80,595
Boustead Holdings Bhd (Industrials, Industrial Conglomerates)	286,400	137,294
British American Tobacco Malaysia Bhd (Consumer Staples, Tobacco)	15,600	128,535
Bumi Armada Bhd (Energy, Energy Equipment & Services) †	419,900	56,586
Bursa Malaysia Bhd (Financials, Diversified Financial Services)	58,700	109,609
Carlsberg Brewery Malaysia Bhd (Consumer Staples, Beverages)	19,800	98,289
Dialog Group Bhd (Energy, Energy Equipment & Services)	482,200	407,510
Digi.com Bhd (Telecommunication Services, Wireless Telecommunication Services)	346,900	396,695
Felda Global Ventures Holdings Bhd (Consumer Staples, Food Products)	200,500	73,504
Fraser & Neave Holdings Bhd (Consumer Staples, Beverages)	15,000	138,703
Genting Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	244,300	512,033
HAP Seng Consolidated Bhd (Industrials, Industrial Conglomerates)	78,700	188,004
Hartalega Holdings Bhd (Health Care, Health Care Equipment & Supplies)	169,000	291,143
Heineken Malaysia Bhd (Consumer Staples, Beverages)	20,300	108,082
Hong Leong Bank Bhd (Financials, Banks)	88,300	441,179
Hong Leong Financial Group Bhd (Financials, Banks)	35,000	166,799
IGB REIT Bhd (Real Estate, Equity REITs)	235,700	99,302
IHH Healthcare Bhd (Health Care, Health Care Providers & Services)	363,100	492,167
IJM Corporation Bhd (Industrials, Construction & Engineering)	304,300	138,219
Inari Amertron Bhd (Information Technology, Electronic Equipment, Instruments & Components)	239,500	130,356
IOI Corporation Bhd (Consumer Staples, Food Products)	333,600	366,292
IOI Properties Group Bhd (Real Estate, Real Estate Management & Development)	229,600	97,763
KLCC Property Holdings Bhd (Real Estate, Equity REITs)	36,900	69,319
Kossan Rubber Industries Bhd (Health Care, Health Care Equipment & Supplies)	68,800	74,501
Kuala Lumpur Kepong Bhd (Consumer Staples, Food Products)	58,800	352,843
Lotte Chemical Titan Holding Bhd (Industrials, Chemicals) 144A	63,400	79,350
LPI Capital Bhd (Financials, Insurance)	28,300	117,773
Malakoff Corporation Bhd (Utilities, Independent Power & Renewable Electricity Producers)	170,700	39,831
Malaysia Airports Holdings Bhd (Industrials, Transportation Infrastructure)	93,300	212,278

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	75

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

Malaysia (continued)
Malaysian Resources Corporation Bhd (Industrials, Construction & Engineering)	331,400	$56,268
Maxis Bhd (Telecommunication Services, Wireless Telecommunication Services)	246,600	346,299
Nestle Malaysia Bhd (Consumer Staples, Food Products)	6,900	246,818
Oriental Holdings Bhd (Consumer Discretionary, Automobiles)	64,400	98,100
Petronas Chemicals Group Bhd (Materials, Chemicals)	279,900	643,401
Petronas Dagangan Bhd (Energy, Oil, Gas & Consumable Fuels)	29,100	192,117
PPB Group Bhd (Consumer Staples, Food Products)	84,440	345,198
Press Metal Bhd (Materials, Metals & Mining)	239,500	289,590
Public Bank Bhd (Financials, Banks)	321,100	1,961,026
Ql Resources Bhd (Consumer Staples, Food Products)	75,460	107,052
RHB Capital Bhd (Financials, Banks)	277,600	364,488
Scientex Bhd (Materials, Chemicals)	32,800	66,612
Sime Darby Bhd (Industrials, Industrial Conglomerates)	365,500	226,471
Sime Darby Property Bhd (Real Estate, Real Estate Management & Development)	370,200	113,318
SP Setia Bhd (Real Estate, Real Estate Management & Development)	223,700	142,982
Sunway REIT Bhd (Real Estate, Real Estate Management & Development)	191,300	72,545
Sunway REIT Bhd (Real Estate, Real Estate Management & Development)	211,400	88,541
Telecom Malaysia Bhd (Telecommunication Services, Diversified Telecommunication Services)	189,100	152,190
Tenaga Nasional Bhd (Utilities, Electric Utilities)	332,900	1,269,056
Time Dotcom Bhd (Telecommunication Services, Diversified Telecommunication Services)	53,000	105,755
Top Glove Corporation Bhd (Health Care, Health Care Equipment & Supplies)	89,600	242,767
TSH Resources Bhd (Consumer Staples, Food Products)	119,200	34,807
UMW Holdings Bhd (Consumer Discretionary, Automobiles)	56,400	81,739
United Plantations Bhd (Consumer Staples, Food Products)	7,300	48,459
VS Industry Bhd (Information Technology, Electronic Equipment, Instruments & Components)	143,375	55,076
Westports Holdings Bhd (Industrials, Transportation Infrastructure)	102,200	92,288
Yinson Holdings Bhd (Energy, Energy Equipment & Services)	99,200	111,040
YTL Corporation Bhd (Utilities, Multi-Utilities)	506,162	163,525
YTL Power International Bhd (Utilities, Multi-Utilities)	260,600	72,242

		14,707,360

Mexico: 3.73%
Alsea SAB de CV (Consumer Discretionary, Hotels, Restaurants & Leisure)	47,874	170,896
America Movil SAB de CV Series L (Telecommunication Services, Wireless Telecommunication Services)	2,478,323	2,084,592
Arca Continental SAB de CV (Consumer Staples, Beverages)	40,467	250,255
Banco del Bajio SA (Financials, Banks)	83,800	196,064
Banco Santander Mexico SA (Financials, Banks)	148,378	235,087
Coca-Cola Femsa SAB de CV Series L (Consumer Staples, Beverages)	48,828	293,859
Corporacion Inmobiliaria Vesta SAB de CV (Real Estate, Real Estate Management & Development)	52,000	73,624
El Puerto de Liverpool SAB de CV (Consumer Discretionary, Multiline Retail)	20,533	144,917
Fibra Uno Administracion SAB de CV (Real Estate, Equity REITs)	358,953	469,705
Fomento Economico Mexicano SAB de CV (Consumer Staples, Beverages)	205,228	1,965,780
Genomma Lab Internacional SAB de CV Class B (Health Care, Pharmaceuticals) †	97,293	84,280
Gentera SAB de CV (Financials, Consumer Finance)	99,348	100,829
GMexico Transportes SAB de CV (Industrials, Road & Rail) 144A	54,100	87,357
Gruma SAB de CV Class B (Consumer Staples, Food Products)	19,330	244,553
Grupo Aeromexico SAB de CV (Industrials, Airlines) †	61,170	85,230
Grupo Aeroportuario del Centro Norte SAB de CV (Industrials, Transportation Infrastructure)	28,210	185,441
Grupo Aeroportuario del Pacifico SAB de CV Class B (Industrials, Transportation Infrastructure)	37,415	386,600

The accompanying notes are an integral part of these financial statements.

76	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

Mexico (continued)
Grupo Aeroportuario del Sureste SAB de CV Class B (Industrials, Transportation Infrastructure)	18,425	$345,514
Grupo Carso SAB de CV (Industrials, Industrial Conglomerates)	50,001	185,686
Grupo Cementos de Chihuahua SAB de CV (Materials, Construction Materials)	16,700	109,193
Grupo Comercial Chedraui SAB de CV (Consumer Staples, Food & Staples Retailing)	29,944	70,514
Grupo Elektra SAB de CV (Financials, Banks)	6,104	285,947
Grupo Financiero Inbursa SAB de CV (Financials, Banks)	213,600	339,877
Grupo Lala SAB de CV (Consumer Staples, Food Products)	61,367	65,301
Grupo Sanborns SAB de CV (Consumer Discretionary, Multiline Retail)	94,200	95,160
Industrias Bachoco SAB de CV Series B (Consumer Staples, Food Products)	18,655	90,623
Industrias CH SAB de CV Series B (Materials, Metals & Mining) †	17,100	67,307
Industrias Penoles SAB de CV (Materials, Metals & Mining)	12,928	219,019
Macquarie Mexico Real Estate Management SA de CV (Real Estate, Equity REITs) 144A	88,205	96,999
Mexichem SAB de CV (Materials, Chemicals)	109,424	369,247
OHL Mexico SAB de CV (Industrials, Transportation Infrastructure)	75,291	113,457
PLA Administradora Industria S de RL de CV (Real Estate, Equity REITs)	81,504	122,222
Prologis Property Mexico SA de CV (Real Estate, Equity REITs)	40,994	80,678
Promotora Y Operadora de Infraestructura SAB de CV (Industrials, Transportation Infrastructure)	18,659	198,307
Regional SAB de CV (Financials, Banks)	21,900	134,207
Telesites SAB de CV (Telecommunication Services, Diversified Telecommunication Services) †	133,829	105,002
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	506,439	1,402,265

		11,555,594

Philippines: 1.47%
Aboitiz Power Corporation (Utilities, Independent Power & Renewable Electricity Producers)	166,500	115,218
Alliance Global Group Incorporated (Industrials, Industrial Conglomerates)	585,900	151,220
Ayala Corporation (Financials, Diversified Financial Services)	25,110	469,627
Bloomberry Resorts Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure)	334,600	59,763
China Banking Corporation (Financials, Banks)	249,208	148,682
D&L Industries Incorporated (Materials, Chemicals)	390,800	77,037
DMCI Holdings Incorporated (Industrials, Industrial Conglomerates)	531,800	127,311
Energy Development Corporation (Utilities, Independent Power & Renewable Electricity Producers)	955,600	125,821
Globe Telecom Incorporated (Telecommunication Services, Wireless Telecommunication Services)	3,400	134,555
Golden Bria Holdings Incorporated (Consumer Discretionary, Diversified Consumer Services) †	6,800	40,316
GT Capital Holdings Incorporated (Financials, Diversified Financial Services)	11,493	188,297
International Container Term Services Incorporated (Industrials, Transportation Infrastructure)	188,430	330,038
Jollibee Foods Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure)	79,810	429,889
LT Group Incorporated (Industrials, Industrial Conglomerates)	362,500	116,612
Manila Electric Company (Utilities, Electric Utilities)	22,920	160,064
Manila Water Company (Utilities, Water Utilities)	128,800	58,778
Megaworld Corporation (Real Estate, Real Estate Management & Development)	1,318,000	113,145
Metro Pacific Investments Corporation (Financials, Diversified Financial Services)	1,322,300	134,782
Metropolitan Bank & Trust Company (Financials, Banks)	283,660	388,608
Philippine National Bank (Financials, Banks) †	142,630	128,044
Philippine Seven Corporation (Consumer Staples, Food & Staples Retailing)	14,223	29,208
Pilipinas Shell Petroleum Corporation (Energy, Oil, Gas & Consumable Fuels)	83,330	89,614
PLDT Incorporated (Telecommunication Services, Wireless Telecommunication Services)	12,645	329,440
Puregold Price Club Incorporated (Consumer Staples, Food & Staples Retailing)	129,210	111,163
Rizal Commercial Banking (Financials, Banks)	27,280	14,541
Robinsons Land Company (Real Estate, Real Estate Management & Development)	273,300	108,874

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	77

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

Philippines (continued)
Robinsons Retail Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	81,700	$124,686
San Miguel Corporation (Industrials, Industrial Conglomerates)	53,630	169,512
Union Bank of Philippines (Financials, Banks)	7,650	10,888
Vista Land & Lifescapes Incorporated (Real Estate, Real Estate Management & Development)	637,200	76,271

		4,562,004

Poland: 1.21%
Alior Bank SA (Financials, Banks) †	9,919	182,099
Asseco Poland SA (Information Technology, Software)	7,253	89,814
Budimex SA (Industrials, Construction & Engineering)	1,468	45,149
CCC SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,993	174,088
CD Projekt SA (Information Technology, Software) †	5,479	304,496
Ciech SA (Materials, Chemicals)	3,416	48,475
Cyfrowy Polsat SA (Consumer Discretionary, Media) †	32,822	199,055
Dino Polska SA (Consumer Staples, Food & Staples Retailing) †	5,641	138,944
Enea SA (Utilities, Electric Utilities) †	21,895	50,445
Energa SA (Utilities, Electric Utilities)	20,069	45,480
Eurocash SA (Consumer Staples, Food & Staples Retailing)	9,264	50,885
Grupa Kety SA (Materials, Metals & Mining)	1,227	128,271
Grupa Lotos SA (Energy, Oil, Gas & Consumable Fuels)	9,880	186,315
ING Bank Slaski SA (Financials, Banks)	3,191	154,957
Inter Cars SA (Consumer Discretionary, Distributors)	1,474	114,128
Jastrzebska Spolka Weglowa SA (Materials, Metals & Mining) †	5,922	123,019
Kruk SA (Financials, Consumer Finance)	1,648	92,032
LPP SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	147	365,051
Orange Polska SA (Telecommunication Services, Diversified Telecommunication Services) †	92,510	121,293
Orbis SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,253	28,936
Polska Grupa Energetyczna SA (Utilities, Electric Utilities) †	74,931	181,935
Polski Koncern Naftowy Orlen SA (Energy, Oil, Gas & Consumable Fuels)	33,143	878,401
Tauron Polska Energia SA (Utilities, Electric Utilities) †	100,084	54,002

		3,757,270

Russia: 2.35%
Aeroflot PJSC (Industrials, Airlines)	60,458	103,370
Alrosa PJSC (Materials, Metals & Mining)	321,200	482,225
Bank Otkritie Financial Corporation PJSC (Financials, Banks) (a)†	3,758	0
Credit Bank of Moscow PJSC (Financials, Banks) †	1,306,800	96,848
Gazprom Neft PJSC (Energy, Oil, Gas & Consumable Fuels)	22,315	111,222
Inter Rao Ues PJSC (Utilities, Electric Utilities)	4,055,002	240,379
LSR Group PJSC (Real Estate, Real Estate Management & Development)	4,827	51,636
Lukoil PJSC (Energy, Oil, Gas & Consumable Fuels)	6,374	441,783
M.video PSJC (Consumer Discretionary, Specialty Retail) †	8,350	52,208
Magnit PJSC (Consumer Staples, Food & Staples Retailing)	7,642	459,129
Magnitogorsk Iron & Steel Works PJSC (Materials, Metals & Mining)	193,300	137,714
Megafon PJSC (Telecommunication Services, Wireless Telecommunication Services) †	24,520	184,262
MMC Norilsk Nickel PJSC (Materials, Metals & Mining)	8,590	1,427,981
Mobile TeleSystems PJSC (Telecommunication Services, Wireless Telecommunication Services)	116,754	451,923
Nizhnekamskneftekhim PJSC (Materials, Chemicals) †	9,600	8,107
Novolipetsk Steel PJSC (Materials, Metals & Mining)	103,510	252,342

The accompanying notes are an integral part of these financial statements.

78	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

Russia (continued)
PhosAgro PJSC (Materials, Chemicals)	4,345	$167,378
PIK Group PJSC (Real Estate, Real Estate Management & Development)	18,799	101,190
Polyus PJSC (Materials, Metals & Mining)	2,568	164,101
Rosgosstrakh PJSC (Financials, Insurance) †	563,000	3,078
Rostelecom PJSC (Telecommunication Services, Diversified Telecommunication Services)	118,730	119,146
RussNeft PJSC (Energy, Oil, Gas & Consumable Fuels) †	6,482	59,333
Safmar Financial Investment PJSC (Financials, Consumer Finance)	6,600	76,274
Severstal PJSC (Materials, Metals & Mining)	18,660	298,698
Sistema PJSC (Telecommunication Services, Wireless Telecommunication Services)	386,200	47,378
Tatneft PJSC (Energy, Oil, Gas & Consumable Fuels)	105,840	1,224,565
Unipro PJSC (Utilities, Independent Power & Renewable Electricity Producers)	1,140,000	44,641
United Wagon PJSC (Industrials, Road & Rail) †	13,180	105,723
Uralkali PJSC (Materials, Chemicals) †	37,200	44,176
VTB Bank PJSC (Financials, Banks)	512,000,000	314,056

		7,270,866

South Africa: 4.53%
Absa Group Limited (Financials, Banks)	69,157	764,986
ADvTECH Limited (Consumer Discretionary, Diversified Consumer Services)	57,748	59,929
AECI Limited (Materials, Chemicals)	10,163	71,974
Anglo American Platinum Limited (Materials, Metals & Mining)	5,908	172,878
Anglogold Ashanti Limited (Materials, Metals & Mining)	38,559	309,364
Aspen Pharmacare Holdings Limited (Health Care, Pharmaceuticals)	36,820	730,186
Astral Foods Limited (Consumer Staples, Food Products)	3,262	57,464
Attacq Limited (Real Estate, Real Estate Management & Development)	78,449	86,163
Avi Limited (Consumer Staples, Food Products)	29,591	233,607
Barloworld Limited (Industrials, Trading Companies & Distributors)	18,063	153,649
Blue Label Telecoms Limited (Industrials, Commercial Services & Supplies)	77,766	37,891
Capitec Bank Holdings Limited (Financials, Banks)	5,560	379,400
Cashbuild Limited (Consumer Discretionary, Specialty Retail)	2,711	57,190
Clicks Group Limited (Consumer Staples, Food & Staples Retailing)	21,763	300,639
Coronation Fund Managers Limited (Financials, Capital Markets)	15,754	61,697
Dis-Chem Pharmacies Limited (Consumer Staples, Food & Staples Retailing)	85,372	196,539
Equites Property Fund Limited (Real Estate, Equity REITs)	49,906	67,922
Fortress REIT Limited Class B (Real Estate, Equity REITs)	101,851	109,510
Foschini Limited (Consumer Discretionary, Specialty Retail)	22,815	271,063
Gold Fields Limited (Materials, Metals & Mining)	80,814	197,979
Growthpoint Properties Limited (Real Estate, Equity REITs)	255,488	442,301
Harmony Gold Mining Company Limited (Materials, Metals & Mining)	40,768	66,361
Hyprop Investments Limited (Real Estate, Real Estate Management & Development)	21,244	147,457
Imperial Holdings Limited (Consumer Discretionary, Distributors)	17,798	249,717
Investec Limited (Financials, Capital Markets)	22,687	148,473
Italtile Limited (Consumer Discretionary, Specialty Retail)	105,075	98,675
JSE Limited (Financials, Capital Markets)	7,675	84,590
KAP Industrial Holdings Limited (Industrials, Industrial Conglomerates)	201,195	102,001
Kumba Iron Ore Limited (Materials, Metals & Mining)	5,566	100,408
Liberty Holdings Limited (Financials, Insurance)	11,498	91,084
Life Healthcare Group Holdings Limited (Health Care, Health Care Providers & Services)	121,932	221,212
Massmart Holdings Limited (Consumer Staples, Food & Staples Retailing)	9,078	68,423

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	79

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

South Africa (continued)
MMI Holdings Limited (Financials, Insurance)	96,694	$112,848
Mondi Limited (Materials, Paper & Forest Products)	10,319	288,047
Montauk Holdings Limited (Utilities, Independent Power & Renewable Electricity Producers)	8,845	56,573
Mr. Price Group Limited (Consumer Discretionary, Specialty Retail)	24,667	378,255
Nampak Limited (Materials, Containers & Packaging) †	62,410	66,933
Nedbank Group Limited (Financials, Banks)	18,964	358,735
Netcare Limited (Health Care, Health Care Providers & Services)	119,502	238,679
Omnia Holdings Limited (Materials, Chemicals)	7,084	62,669
Pepkor Holdings Limited (Consumer Discretionary, Household Durables) †	106,555	130,520
Pick’n Pay Stores Limited (Consumer Staples, Food & Staples Retailing)	30,936	152,627
Pioneer Foods Group Limited (Consumer Staples, Food Products)	16,832	120,842
PPC Limited (Materials, Construction Materials)	134,035	56,004
PSG Group Limited (Financials, Diversified Financial Services)	16,592	254,091
Redefine Properties Limited (Real Estate, Equity REITs)	480,178	338,200
Resilient REIT Limited (Real Estate, Equity REITs)	37,321	144,738
Reunert Limited (Industrials, Industrial Conglomerates)	14,654	75,828
SA Corporate Real Estate Limited REIT (Real Estate, Equity REITs)	192,027	57,236
Santam Limited (Financials, Insurance)	4,384	90,446
Sappi Limited (Materials, Paper & Forest Products)	47,376	323,653
Shoprite Holdings Limited (Consumer Staples, Food & Staples Retailing)	43,109	598,451
Sibanye Gold Limited (Materials, Metals & Mining) †	227,342	132,275
SPAR Group Limited (Consumer Staples, Food & Staples Retailing)	16,429	229,190
Standard Bank Group Limited (Financials, Banks)	112,410	1,425,415
Super Group Limited (Consumer Staples, Food & Staples Retailing) †	39,969	107,164
Telkom South Africa Limited (Telecommunication Services, Diversified Telecommunication Services)	26,522	90,765
The Bidvest Group Limited (Industrials, Industrial Conglomerates)	30,215	444,127
Tiger Brands Limited (Consumer Staples, Food Products)	16,762	326,537
Tongaat-Hulett Limited (Consumer Staples, Food Products)	9,684	52,114
Truworths International Limited (Consumer Discretionary, Specialty Retail)	41,328	241,978
Tsogo Sun Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	55,437	79,298
Vodacom Group Proprietary Limited (Telecommunication Services, Wireless Telecommunication Services)	38,268	329,139
Vukile Property Fund Limited REIT (Real Estate, Equity REITs)	69,269	94,747
Wilson Bayly Holmes Ovcon Limited (Industrials, Construction & Engineering)	7,160	72,989
Woolworths Holdings Limited (Consumer Discretionary, Multiline Retail)	96,310	355,354

		14,027,199

South Korea: 17.87%
Amorepacific Group (Consumer Staples, Personal Products)	4,310	373,251
Asiana Airlines (Industrials, Airlines) †	17,377	65,877
BH Company Limited (Information Technology, Electronic Equipment, Instruments & Components) †	2,373	54,041
BNK Financial Group Incorporated (Financials, Banks)	34,360	257,434
Bukwang Pharmaceutical Company (Health Care, Pharmaceuticals)	3,808	88,260
Cafe24 Corporation (Information Technology, Internet Software & Services) †	546	79,363
Celltrion Incorporated (Health Care, Pharmaceuticals) †	7,362	1,785,689
Celltrion Pharm Incorporated (Health Care, Pharmaceuticals) †	1,713	123,264
Chabiotech Company Limited (Health Care, Health Care Providers & Services) †	5,530	95,632
Cheil Worldwide Incorporated (Consumer Discretionary, Media)	9,686	167,938
Chong Kun Dang Pharmaceutical Corporation (Health Care, Pharmaceuticals)	858	83,630
CJ CGV Company Limited (Consumer Discretionary, Media)	1,408	67,039

The accompanying notes are an integral part of these financial statements.

80	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

South Korea (continued)
CJ Cheiljedang Corporation (Consumer Staples, Food Products)	938	$288,609
CJ Corporation (Industrials, Industrial Conglomerates)	1,797	213,093
CJ Korea Express Corporation (Industrials, Road & Rail) †	1,478	204,476
CJ O Shopping Company Limited (Consumer Discretionary, Internet & Direct Marketing Retail)	456	103,231
Com2us Corporation (Information Technology, Software)	949	132,910
Cosmax Incorporated (Consumer Staples, Personal Products)	888	121,256
Coway Company Limited (Consumer Discretionary, Household Durables)	4,879	400,611
DAEA TI Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	7,239	54,497
Daelim Industrial Company Limited (Industrials, Construction & Engineering)	3,118	229,407
Daesang Corporation (Consumer Staples, Food Products)	2,776	66,336
Daewoo Engineering & Construction Company Limited (Industrials, Construction & Engineering) †	22,865	107,634
Daewoo International Corporation (Industrials, Trading Companies & Distributors)	5,057	82,909
Daewoo Securities Company Limited (Financials, Capital Markets)	65,053	480,381
Daewoo Shipbuilding & Marine Engineering Company Limited (Industrials, Machinery) †	4,431	113,248
Daewoong Company Limited (Health Care, Pharmaceuticals)	4,745	79,073
Daewoong Pharmaceutical Company (Health Care, Pharmaceuticals)	629	115,838
Daishin Securities Company Limited (Financials, Capital Markets)	5,573	61,079
Daou Technology Incorporated (Technology, Capital Markets)	3,134	63,910
DB HiTek Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	4,669	76,967
Dentium Company Limited (Health Care, Health Care Equipment & Supplies)	966	81,227
DGB Financial Group Incorporated (Financials, Banks)	18,946	174,457
Dongbu Insurance Company Limited (Financials, Insurance)	6,103	350,889
Dongkuk Steel Mill Company Limited (Materials, Metals & Mining)	7,567	63,628
Doosan Bobcat Incorporated (Industrials, Machinery)	4,249	135,889
Doosan Corporation (Industrials, Industrial Conglomerates)	2,024	212,737
Doosan Heavy Industries & Construction Company Limited (Industrials, Electrical Equipment) †	8,156	103,676
Doosan Infracore Company Limited (Industrials, Machinery) †	14,875	127,216
DoubleUGames Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	954	59,735
Douzone Bizon Company Limited (Information Technology, Software)	2,076	106,304
E-MART Incorporated (Consumer Staples, Food & Staples Retailing)	2,134	411,214
Ecopro Company Limited (Materials, Chemicals) †	1,850	65,398
EO Technics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	1,017	54,635
Fila Korea Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5,238	196,457
Genexine Company Limited (Health Care, Biotechnology) †	1,428	128,156
Grand Korea Leisure Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,292	71,421
Green Cross Corporation (Health Care, Biotechnology)	706	124,310
Green Cross Holdings Corporation (Health Care, Biotechnology)	4,397	121,069
GS Engineering & Construction Corporation (Industrials, Construction & Engineering)	6,531	281,036
GS Holdings Corporation (Energy, Oil, Gas & Consumable Fuels)	10,100	481,795
GS Home Shopping Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail)	559	104,202
GS Retail Company Limited (Consumer Staples, Food & Staples Retailing)	2,947	98,485
Hana Tour Service Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,091	68,901
Hanall Biopharma Company Limited (Health Care, Pharmaceuticals) †	3,355	95,543
Handsome Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,136	74,644
Hanil Cement Company Limited (Materials, Construction Materials)	274	19,569
Hanjin Kal Corporation (Industrials, Airlines)	5,945	96,667
Hankook Tire Company Limited (Consumer Discretionary, Auto Components)	8,334	349,262
Hanmi Pharm Company Limited (Health Care, Pharmaceuticals)	564	252,068
Hanmi Science Company Limited (Health Care, Pharmaceuticals)	2,975	232,249
Hanon Systems (Consumer Discretionary, Auto Components)	16,602	178,973

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	81

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

South Korea (continued)
Hansol Chemical Company Limited (Materials, Chemicals)	1,082	$80,872
Hanssem Company Limited (Consumer Discretionary, Household Durables)	2,051	152,008
Hanwha Chem Corporation (Materials, Chemicals)	10,729	195,178
Hanwha Corporation (Korea) (Industrials, Industrial Conglomerates)	5,952	170,302
Hanwha Life Insurance Company Limited (Financials, Insurance)	46,176	201,189
Hanwha Techwin Company Limited (Industrials, Aerospace & Defense) †	4,010	90,060
HDC Hyundai Development Co-Engineering & Construction (Industrials, Construction & Engineering) †	4,039	202,830
Hite Jinro Company Limited (Consumer Staples, Beverages)	4,475	67,538
Hotel Shilla Company Limited (Consumer Discretionary, Specialty Retail)	3,878	376,251
Huchems Fine Chemical Corporation (Materials, Chemicals)	2,585	58,869
Hugel Incorporated (Health Care, Biotechnology) †	258	99,339
Hyosung Corporation (Materials, Chemicals)	949	39,131
Hyundai Construction Equipment Corporation (Industrials, Machinery) †	724	76,748
Hyundai Department Store Company Limited (Consumer Discretionary, Multiline Retail)	2,011	179,936
Hyundai Development Company (Industrials, Construction & Engineering)	3,351	73,754
Hyundai Elevator Company (Industrials, Machinery)	2,624	215,219
Hyundai Engineering & Construction Company Limited (Industrials, Construction & Engineering)	8,191	441,504
Hyundai Glovis Company Limited (Industrials, Air Freight & Logistics)	2,108	229,141
Hyundai Greenfood Company Limited (Consumer Staples, Food & Staples Retailing)	7,233	84,796
Hyundai Home Shopping Network Corporation (Consumer Discretionary, Internet & Direct Marketing Retail)	1,096	111,751
Hyundai Marine & Fire Insurance Company Limited (Financials, Insurance)	7,708	257,591
Hyundai Merchant Marine Company Limited (Industrials, Marine) †	26,696	109,120
Hyundai Mipo Dockyard Company Limited (Industrials, Machinery) †	1,292	113,514
Hyundai Mobis Company (Consumer Discretionary, Auto Components)	6,936	1,395,736
Hyundai Motor Company (Consumer Discretionary, Automobiles)	17,044	1,913,938
Hyundai Robotics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment) †	1,154	391,353
Hyundai Rotem Company (Industrials, Machinery) †	4,478	109,622
Hyundai Steel Company (Materials, Metals & Mining)	8,649	414,133
Hyundai Wia Corporation (Consumer Discretionary, Auto Components)	1,998	76,553
Ilyang Pharmaceutical Company Limited (Health Care, Pharmaceuticals) †	2,397	72,783
Industrial Bank of Korea (Financials, Banks)	28,751	384,845
ING Life Insurance Korea Limited (Financials, Insurance)	3,658	114,359
Innocean Worldwide Incorporated (Consumer Discretionary, Media)	1,212	63,586
Inscobee Incorporated (Telecommunication Services, Diversified Telecommunication Services) †	9,737	86,335
JB Financial Group Company Limited (Financials, Banks)	18,342	102,326
JYP Entertainment Corporation (Consumer Discretionary, Media) †	3,045	88,219
Kakao Corporation (Information Technology, Internet Software & Services)	4,786	537,439
Kangwon Land Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	13,065	339,785
KCC Corporation (Industrials, Building Products)	766	223,301
KEPCO Plant Service & Engineering Company Limited (Industrials, Commercial Services & Supplies)	2,458	80,377
Kia Motors Corporation (Consumer Discretionary, Automobiles)	27,455	790,489
Kiwoom Securities Company (Financials, Capital Markets)	1,248	103,369
Koh Young Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	1,248	119,177
Kolon Industries Incorporated (Materials, Chemicals)	1,908	116,213
Kolon Life Science Incorporated (Health Care, Pharmaceuticals) †	965	69,439
Korea Electric Power Corporation (Utilities, Electric Utilities)	33,667	922,466
Korea Gas Corporation (Utilities, Gas Utilities) †	5,444	257,247
Korea Investment Holdings Company Limited (Financials, Capital Markets)	4,544	291,054
Korea Kolmar Company Limited (Consumer Staples, Personal Products)	1,585	105,795
Korea Petrochemical Industrial Company Limited (Materials, Chemicals)	435	84,214

The accompanying notes are an integral part of these financial statements.

82	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

South Korea (continued)
Korea Real Estate Investment & Trust Company Limited (Real Estate, Real Estate Management & Development)	20,326	$52,588
Korea Reinsurance Company (Financials, Insurance)	14,093	131,669
Korea Zinc Company Limited (Materials, Metals & Mining)	1,517	552,615
Korean Air Lines Company Limited (Industrials, Airlines)	7,888	198,768
KT&G Corporation (Consumer Staples, Tobacco)	14,520	1,317,450
Kumho Petrochemical Company Limited (Materials, Chemicals)	2,519	230,821
Kumho Tire Company Incorporated (Consumer Discretionary, Auto Components) †	15,865	77,675
L&F Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,110	91,648
LF Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,603	62,085
LG Chem Limited (Materials, Chemicals)	4,824	1,586,115
LG Corporation (Industrials, Industrial Conglomerates)	13,506	867,519
LG Display Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	21,112	403,027
LG Electronics Incorporated (Consumer Discretionary, Household Durables)	11,634	802,669
LG Household & Health Care Limited (Consumer Staples, Personal Products)	1,078	1,225,055
LG Innotek Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,242	160,110
LG International Corporation (Industrials, Trading Companies & Distributors)	3,538	67,699
LG Uplus Corporation (Telecommunication Services, Diversified Telecommunication Services)	28,756	405,578
Loen Entertainment Incorporated (Consumer Discretionary, Media) (a)	683	61,534
Lotte Chemical Corporation (Materials, Chemicals)	1,679	476,633
Lotte Chilsung Beverage Company Limited (Consumer Staples, Beverages)	68	82,469
Lotte Confectionery Company Limited (Industrials, Industrial Conglomerates)	10,547	456,691
Lotte Fine Chemical Company Limited (Materials, Chemicals)	1,933	105,580
Lotte Food Company Limited (Consumer Staples, Food Products)	116	85,451
LOTTE Himart Company Limited (Consumer Discretionary, Specialty Retail)	1,312	84,390
Lotte Shopping Company Limited (Consumer Discretionary, Multiline Retail)	501	81,013
LS Corporation (Industrials, Electrical Equipment)	3,588	216,605
LS Industrial Systems Company Limited (Industrials, Electrical Equipment)	1,665	107,096
Mando Corporation (Consumer Discretionary, Auto Components)	3,387	108,777
Medy-Tox Incorporated (Health Care, Biotechnology)	433	260,543
Meritz Financial Group Incorporated (Financials, Diversified Financial Services)	5,519	60,983
Meritz Fire & Marine Insurance Company Limited (Financials, Insurance)	5,552	91,025
Meritz Securities Company Limited (Financials, Capital Markets)	34,503	122,743
Mirae Asset Life Insurance Company Limited (Financials, Insurance)	17,170	80,054
Naver Corporation (Information Technology, Internet Software & Services)	3,399	2,296,230
NCsoft Corporation (Information Technology, Software)	1,666	579,953
NH Investment & Securities Company Class C (Financials, Capital Markets)	15,557	187,973
NHN Entertainment Corporation (Information Technology, Software) †	1,061	57,475
Nong Shim Company Limited (Consumer Staples, Food Products)	458	102,656
OIC Company Limited (Materials, Chemicals)	2,202	228,479
Orion Holdings Corporation (Consumer Staples, Food Products)	1	18
Osstem Implant Company Limited (Health Care, Health Care Equipment & Supplies) †	1,057	47,288
Ottogi Corporation (Consumer Staples, Food Products)	251	163,478
Pan Ocean Company Limited (Industrials, Marine) †	23,678	109,759
Paradise Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	5,991	108,986
Pharmicell Company Limited (Health Care, Biotechnology) †	5,264	85,593
Poongsan Corporation (Materials, Metals & Mining)	2,005	60,610
POSCO (Materials, Metals & Mining)	9,416	2,761,824
POSCO Chemtech Company Limited (Materials, Construction Materials)	2,058	111,853
S-Oil Corporation (Energy, Oil, Gas & Consumable Fuels)	4,244	455,606
S1 Corporation Incorporated (Industrials, Commercial Services & Supplies)	2,406	185,235

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	83

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

South Korea (continued)
Samsung Card Company Limited (Financials, Consumer Finance)	3,939	$124,736
Samsung Electro-Mechanics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	5,269	762,080
Samsung Engineering Company Limited (Industrials, Construction & Engineering) †	17,207	260,466
Samsung Fire & Marine Insurance Company Limited (Financials, Insurance)	4,311	1,026,290
Samsung SDS Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	3,938	857,894
Samsung Securities Company Limited (Financials, Capital Markets)	6,750	196,166
Samyang Holdings Corporation (Consumer Staples, Food Products)	893	81,827
Seegene Incorporated (Health Care, Biotechnology) †	2,835	65,326
Seoul Semiconductor Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	4,095	64,930
SFA Engineering Corporation (Information Technology, Electronic Equipment, Instruments & Components)	2,180	74,811
Shinsegae Company Limited (Consumer Discretionary, Multiline Retail)	821	239,334
SK Chemicals Company Limited (Materials, Chemicals)	1,342	38,820
SK Company Limited (Industrials, Industrial Conglomerates)	4,967	1,173,535
SK Hynix Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	57,600	4,294,839
SK Innovation Company Limited (Energy, Oil, Gas & Consumable Fuels)	6,708	1,163,045
SK Networks Company Limited (Industrials, Trading Companies & Distributors)	19,105	76,890
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	6,217	1,466,076
SKC Company Limited (Materials, Chemicals)	2,387	100,892
SM Entertainment Company (Consumer Discretionary, Media) †	2,021	88,146
Soulbrain Company Limited (Materials, Chemicals)	1,228	72,920
Ssangyong Cement Industrial Company Limited (Materials, Construction Materials)	12,988	71,174
Studio Dragon Corporation (Consumer Discretionary, Media) †	900	89,341
Taekwang Industrial Company Limited (Materials, Chemicals)	70	101,244
Wonik IPS Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	3,349	80,329
Young Poong Corporation (Materials, Metals & Mining)	111	72,395
Youngone Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,650	82,489
Yuhan Corporation (Health Care, Pharmaceuticals)	1,024	219,859
Yungjin Pharmaceutical Company (Health Care, Pharmaceuticals) †	10,334	74,361

		55,317,398

Spain: 0.03%
AmRest Holdings SE (Consumer Discretionary, Hotels, Restaurants & Leisure) †	812	88,939

Taiwan: 14.82%
Accton Technology Corporation (Information Technology, Communications Equipment)	41,000	146,166
Acer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	307,000	256,874
Advantech Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	41,000	278,984
Aerospace industrial Development Corporation (Industrials, Aerospace & Defense)	74,000	73,482
ASE Industrial Holding Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	349,000	855,598
Asia Cement Corporation (Materials, Construction Materials)	205,000	279,318
Asia Optical Company Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	27,000	71,027
Asustek Computer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	78,000	664,073
AU Optronics Corporation (Information Technology, Electronic Equipment, Instruments & Components)	865,000	374,556
BizLink Holding Incorporated (Industrials, Electrical Equipment)	11,000	57,122
Capital Securities Corporation (Financials, Capital Markets)	331,700	111,773
Career Technology Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	47,000	77,887
Cathay No.1 REIT (Real Estate, Equity REITs)	126,500	62,272
Chailease Holding Company Limited (Financials, Diversified Financial Services)	137,700	468,489
Chang Hwa Commercial Bank (Financials, Banks)	657,000	408,553

The accompanying notes are an integral part of these financial statements.

84	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

Taiwan (continued)
Cheng Loong Corporation (Materials, Containers & Packaging)	123,000	$85,898
Cheng Uei Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	39,000	35,616
Chicony Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	67,335	141,619
Chilisin Electronics Corporation (Information Technology, Electronic Equipment, Instruments & Components)	20,000	72,277
Chin Poon Industrial Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	35,000	43,244
China Airlines (Industrials, Airlines)	383,000	117,338
China Bills Finance Corporation (Financials, Capital Markets)	240,000	110,174
China Development Financial Holding Corporation (Financials, Banks)	1,556,000	562,318
China Life Insurance Company - Taiwan Exchange (Financials, Insurance)	329,660	327,889
China Motor Company Limited (Consumer Discretionary, Automobiles)	95,000	79,798
China Petrochemical Development Corporation (Materials, Chemicals) †	285,000	131,760
China Steel Chemical Corporation (Materials, Chemicals)	15,000	70,080
China Steel Corporation (Materials, Metals & Mining)	1,280,000	1,048,087
China Synthetic Rubber Corporation (Materials, Chemicals)	57,200	79,147
ChipMOS Technologies Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	84,000	57,568
Chong Hong Construction Company Limited (Real Estate, Real Estate Management & Development)	21,000	55,654
Chroma ATE Incorporated Chroma ATE Inc(Information Technology, Electronic Equipment, Instruments & Components)	39,000	215,221
Chunghwa Telecom Company Limited (Telecommunication Services, Diversified Telecommunication Services)	476,000	1,681,459
Cleanaway Company Limited (Industrials, Commercial Services & Supplies)	10,000	59,092
Clevo Company (Information Technology, Technology Hardware, Storage & Peripherals)	73,000	75,103
Compal Electronic Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	405,000	253,825
Compeq Manufacturing Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	122,000	116,777
Concraft Holding Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	6,600	59,092
CTBC Financial Holding Company Limited (Financials, Banks)	2,110,000	1,483,835
CTCI Corporation (Industrials, Construction & Engineering)	76,000	116,419
Cub Elecparts Incorporated (Consumer Discretionary, Auto Components)	7,777	67,098
E.SUN Financial Holding Company Limited (Financials, Banks)	1,213,077	892,578
Elan Microelectronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	53,000	93,697
Elite Material Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	26,000	75,168
Ennoconn Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	4,000	38,939
Epistar Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	116,000	133,694
Eternal Chemical Company Limited (Materials, Chemicals)	115,453	101,113
Eva Airways Corporation (Industrials, Airlines)	329,490	167,346
Evergreen Marine Corporation (Taiwan) Limited (Industrials, Marine)	311,850	132,497
Everlight Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	70,000	72,473
Far Eastern Department Stores Company Limited (Consumer Discretionary, Multiline Retail)	198,000	112,811
Far Eastern International Bank (Financials, Banks)	458,108	167,791
Far Eastern New Century Corporation (Industrials, Industrial Conglomerates)	388,000	451,603
Far EasTone Telecommunications Company Limited (Telecommunication Services, Wireless Telecommunication Services)	254,000	605,333
Feng Hsin Iron & Steel Company (Materials, Metals & Mining)	70,000	132,183
Feng Tay Enterprise Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	51,000	308,839
First Financial Holding Company Limited (Financials, Banks)	1,100,172	736,075
Flexium Interconnect Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	24,000	77,356
Formosa Chemicals & Fibre Corporation (Materials, Chemicals)	474,000	1,898,161
Formosa Petrochemical Corporation (Energy, Oil, Gas & Consumable Fuels)	198,000	812,242
Formosa Sumco Technology Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	13,000	46,557

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	85

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

Taiwan (continued)
Formosa Taffeta Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	117,000	$136,179
Foxconn Technology Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	89,000	226,013
Foxsemicon Integrated Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	8,400	44,304
Fubon Financial Holding Company Limited (Financials, Diversified Financial Services)	720,000	1,193,163
General Interface Solution Holding Limited (Information Technology, Electronic Equipment, Instruments & Components)	21,000	130,246
Getac Technology Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	33,000	45,071
Giant Manufacturing Company Limited (Consumer Discretionary, Leisure Products)	39,000	168,240
Gigabyte Technology Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	60,000	102,360
Global Unichip Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	8,000	81,524
Gourmet Master Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	11,936	85,493
Grand Pacific Petrochemical Corporation (Materials, Chemicals)	93,000	89,775
Grape King Bio Limited (Consumer Staples, Personal Products)	13,000	91,844
Great Wall Enterprises Company Limited (Consumer Staples, Food Products)	82,000	111,594
Greatek Electronic Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	56,000	95,354
Hannstar Display Corporation (Information Technology, Electronic Equipment, Instruments & Components)	287,000	76,714
Highwealth Construction Corporation (Real Estate, Real Estate Management & Development)	98,000	159,212
Hiwin Technologies Corporation (Industrials, Machinery)	29,870	269,379
Holy Stone Enterprise Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	15,000	87,417
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,584,000	4,151,457
Hota Industrial Manufacturing Company Limited (Consumer Discretionary, Auto Components)	28,000	113,951
Huaku Development Company Limited (Real Estate, Real Estate Management & Development)	34,000	72,173
Hung Sheng Construction Company Limited (Real Estate, Real Estate Management & Development)	73,200	76,262
Innolux Display Corporation (Information Technology, Electronic Equipment, Instruments & Components)	933,000	347,806
Inventec Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	315,000	282,541
Kenda Rubber Industrial Company Limited (Consumer Discretionary, Auto Components)	86,000	88,058
King Yuan Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	152,000	107,387
King’s Town Bank Company Limited (Financials, Banks)	112,000	112,675
Kinpo Electronics Incorporated (Consumer Discretionary, Household Durables)	258,000	86,098
Kinsus Interconnect Technology Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	33,000	52,968
Lee Chang Yung Chemical Industry Corporation (Materials, Chemicals)	52,000	87,697
Lien Hwa Industrial Corporation (Consumer Staples, Food Products)	106,260	126,100
Lite-On Technology Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	215,000	258,644
Long Chen Paper Company Limited (Materials, Paper & Forest Products)	65,000	48,250
Macronix International Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	202,536	217,603
Makalot Industrial Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	22,000	113,886
Mercuries Life Insurance Company (Financials, Insurance) †	167,302	86,878
Merida Industry Company Limited (Consumer Discretionary, Leisure Products)	28,000	134,462
Merry Electronics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	21,000	113,495
Micro-Star International Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	72,000	249,650
Mitac Holdings Corporation (Information Technology, Technology Hardware, Storage & Peripherals) †	61,000	70,503
Nan Kang Rubber Tire Company Limited (Consumer Discretionary, Auto Components)	82,000	67,277
Nan Ya Plastics Corporation (Materials, Chemicals)	605,000	1,682,142
Nanya Technology Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	108,000	245,079
Novatek Microelectronics Corporation Limited (Information Technology, Semiconductors & Semiconductor Equipment)	66,000	323,392
Oriental Union Chemical Corporation (Materials, Chemicals)	68,000	72,063
Pan Jit International Incorporated (Information Technology, Semiconductors & Semiconductor Equipment) †	42,000	56,953
Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	203,000	437,526

The accompanying notes are an integral part of these financial statements.

86	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

Taiwan (continued)
Pharmally International Holding Company Limited (Health Care, Pharmaceuticals)	5,882	$70,664
Pou Chen Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	264,000	290,946
Powertech Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	87,000	258,040
President Chain Store Corporation (Consumer Staples, Food & Staples Retailing)	57,000	621,683
Primax Electronics Limited (Information Technology, Technology Hardware, Storage & Peripherals)	43,000	79,798
Prince Housing & Development Corporation (Real Estate, Real Estate Management & Development)	223,000	79,863
Qisda Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	146,000	99,346
Quanta Computer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	285,000	489,923
Radiant Opto-Electronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	53,000	116,474
Realtek Semiconductor Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	48,000	232,850
Ruentex Development Company Limited (Real Estate, Real Estate Management & Development)	104,800	118,056
Ruentex Industries Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	75,000	153,834
Sanyang Industry Company Limited (Consumer Discretionary, Automobiles)	115,000	78,064
Sercomm Corporation (Information Technology, Communications Equipment)	36,000	63,292
Shihlin Electric & Engineering Corporation (Industrials, Electrical Equipment)	85,000	116,230
Shin Kong Financial Holding Company Limited (Financials, Insurance)	1,090,000	431,174
Shin Kong No.1 REIT (Real Estate, Equity REITs)	214,000	103,464
Shinkong Synthetic Fibers Corporation (Materials, Chemicals)	164,000	72,883
Sinbon Electronics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	18,000	51,102
Sinopac Financial Holdings Company Limited (Financials, Banks)	1,244,400	455,787
Synnex Technology International Corporation (Information Technology, Electronic Equipment, Instruments & Components)	145,000	194,026
Ta Chen Stainless Pipe Company (Materials, Metals & Mining)	99,840	150,825
Taichung Commercial Bank (Financials, Banks)	395,112	134,427
Tainan Spinning Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	200,000	87,579
Taishin Financial Holdings Company Limited (Financials, Banks)	1,160,876	546,139
Taiwan Acceptance Corporation (Financials, Consumer Finance)	16,000	53,655
Taiwan Business Bank (Financials, Banks) †	494,250	178,615
Taiwan Cement Corporation (Materials, Construction Materials)	509,300	702,225
Taiwan Cooperative Financial Holdings Company Limited (Financials, Banks)	1,032,801	613,662
Taiwan Fertilizer Company Limited (Materials, Chemicals)	79,000	108,926
Taiwan Glass Industrial Corporation (Industrials, Building Products)	138,000	73,459
Taiwan High Speed Rail Corporation (Industrials, Transportation Infrastructure)	301,000	253,814
Taiwan Hon Chuan Enterprise Company Limited (Materials, Containers & Packaging)	41,000	70,080
Taiwan Mobile Company Limited (Telecommunication Services, Wireless Telecommunication Services)	288,000	1,003,288
Taiwan Secom Company Limited (Industrials, Commercial Services & Supplies)	32,000	91,369
Tatung Company Limited (Consumer Discretionary, Household Durables) †	164,000	200,228
Tong Hsing Electronic Industries Limited (Information Technology, Electronic Equipment, Instruments & Components)	15,000	41,266
Tong Yang Industry Company Limited (Consumer Discretionary, Auto Components)	45,000	64,244
TPK Holding Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	34,000	63,650
Transcend Information Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	19,000	45,961
Tripod Technology Corporation (Information Technology, Electronic Equipment, Instruments & Components)	49,000	150,916
TSRC Corporation (Materials, Chemicals)	71,000	73,970
Tung Ho Steel Enterprise Corporation (Materials, Metals & Mining)	107,000	78,730
U-Ming Marine Transport Corporation (Industrials, Marine)	55,000	61,151
Uni-President Enterprises Corporation (Consumer Staples, Food Products)	580,000	1,465,343
Unimicron Technology Corporation (Information Technology, Electronic Equipment, Instruments & Components)	144,000	82,513
Union Bank of Taiwan (Financials, Banks)	477,920	158,710
United Microelectronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	1,286,000	726,424
Visual Photonics Epitaxy Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	20,000	61,468

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	87

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

Taiwan (continued)
Voltronic Power Technology Corporation (Industrials, Electrical Equipment)	7,000	$120,560
Walsin Lihwa Corporation (Industrials, Electrical Equipment)	281,000	198,525
Wan Hai Lines Limited (Industrials, Marine)	154,000	84,232
Waterland Financial Holdings (Financials, Capital Markets)	349,527	120,625
Windbond Electronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	314,000	176,347
Wistron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	285,607	202,245
Wistron Neweb Corporation (Information Technology, Communications Equipment)	38,599	86,208
WPG Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	143,000	181,107
WT Microelectronics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	44,000	62,673
Yageo Corporation (Information Technology, Electronic Equipment, Instruments & Components)	26,566	603,714
Yang Ming Marine Transport (Industrials, Marine) †	142,000	40,869
YFY Incorporated (Materials, Paper & Forest Products)	173,000	69,560
Yieh Phui Enterprise Company Limited (Materials, Metals & Mining)	211,150	69,432
Yuanta Financial Holding Company Limited (Financials, Capital Markets)	1,204,000	609,546
Yulon Motor Company Limited (Consumer Discretionary, Automobiles)	111,000	76,072
Yungtay Engineering Company Limited (Industrials, Machinery)	49,000	74,740
Zhen Ding Technology Holding (Information Technology, Electronic Equipment, Instruments & Components)	43,000	110,037

		45,872,504

Thailand: 5.20%
Advanced Info Service PCL (Telecommunication Services, Wireless Telecommunication Services)	109,200	673,950
Airports of Thailand PCL (Industrials, Transportation Infrastructure)	436,200	889,592
Amata Corporation PCL (Real Estate, Real Estate Management & Development)	94,200	61,303
AP Thailand PCL (Real Estate, Real Estate Management & Development)	310,600	89,204
B.Grimm PPCL (Utilities, Independent Power & Renewable Electricity Producers)	77,700	63,504
Bangchak Corporation PCL (Energy, Oil, Gas & Consumable Fuels)	152,000	167,186
Bangkok Bank PCL (Financials, Banks)	137,800	863,092
Bangkok Chain Hospital PCL (Health Care, Health Care Providers & Services)	138,200	80,648
Bangkok Dusit Medical Services PCL (Health Care, Health Care Providers & Services)	1,067,400	856,072
Bangkok Expressway and Metro PCL (Industrials, Transportation Infrastructure)	868,000	222,768
Bangkok Insurance PCL (Financials, Insurance)	12,400	132,221
Bangkokland PCL (Real Estate, Real Estate Management & Development)	2,081,500	117,653
Bank of Ayudhya PCL (Financials, Banks)	198,700	248,906
Banpu Power PCL (Utilities, Independent Power & Renewable Electricity Producers)	49,700	37,810
Beauty Community PCL (Consumer Discretionary, Specialty Retail)	291,400	100,606
BTS Group Holdings PCL (Industrials, Road & Rail)	889,100	251,273
Bumrungrad Hospital PCL (Health Care, Health Care Providers & Services)	46,700	258,969
Carabao Group PCL (Consumer Staples, Beverages)	54,000	76,306
Central Pattana PCL (Real Estate, Real Estate Management & Development)	326,500	822,983
Central Plaza Hotel PCL (Consumer Discretionary, Hotels, Restaurants & Leisure)	139,300	169,177
CH Karnchang PCL (Industrials, Construction & Engineering)	155,900	126,225
Charoen Pokphand Foods PCL (Consumer Staples, Food Products)	472,500	371,735
Cimb Thai Bank PCL (Financials, Banks) †	1,894,100	50,347
CP All PCL (Consumer Staples, Food & Staples Retailing)	628,000	1,295,142
Delta Electronics Thailand PCL (Information Technology, Electronic Equipment, Instruments & Components)	113,700	242,303
Electricity Genera PCL (Utilities, Independent Power & Renewable Electricity Producers)	23,300	160,886
GFPT PCL (Consumer Staples, Food Products)	170,900	77,278
Global Power Synergy PCL (Utilities, Independent Power & Renewable Electricity Producers)	35,100	78,018
Glow Energy PCL (Utilities, Independent Power & Renewable Electricity Producers)	37,700	108,274

The accompanying notes are an integral part of these financial statements.

88	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

Thailand (continued)
Hana Microelectronics PCL (Information Technology, Electronic Equipment, Instruments & Components)	56,800	$66,813
Home Product Center PCL (Consumer Discretionary, Specialty Retail)	727,800	324,653
Indorama Ventures PCL (Materials, Chemicals)	209,400	383,868
IRPC PCL (Energy, Oil, Gas & Consumable Fuels)	1,251,100	265,663
Italian Thai Development PCL (Industrials, Construction & Engineering) †	750,400	64,654
Jasmine International PCL (Telecommunication Services, Diversified Telecommunication Services)	348,400	56,949
Kaset Thailand International Sugar PCL (Consumer Staples, Food Products)	97,500	17,576
KCE Electronics PCL (Information Technology, Electronic Equipment, Instruments & Components)	75,200	103,966
Kiatnakin Bank PCL (Financials, Banks)	91,400	215,724
Krungthai Card PCL (Financials, Consumer Finance)	109,000	105,736
Land & Houses PCL (Real Estate, Real Estate Management & Development)	734,600	253,620
LPN Development PCL (Real Estate, Real Estate Management & Development)	195,500	59,134
Major Cineplex Group PCL (Consumer Discretionary, Media)	84,000	63,905
MBK PCL (Real Estate, Real Estate Management & Development)	109,700	84,630
MK Restaurants Group PCL (Consumer Discretionary, Hotels, Restaurants & Leisure)	38,400	85,060
Muangthai Leasing PCL (Financials, Consumer Finance)	67,800	86,485
Pruksa Holding PCL (Real Estate, Real Estate Management & Development)	119,300	73,628
PTG Energy PCL (Consumer Discretionary, Specialty Retail)	133,800	47,830
PTT Global Chemical PCL (Materials, Chemicals)	224,300	560,236
Quality Houses PCL (Real Estate, Real Estate Management & Development)	891,600	94,254
Ratchaburi Electricity Generating Holding PCL (Utilities, Independent Power & Renewable Electricity Producers)	68,900	109,992
Robinson PCL (Consumer Discretionary, Multiline Retail)	72,000	143,538
Saha Pathana Inter Holding PCL (Real Estate, Real Estate Management & Development)	29,800	68,514
Sansiri PCL (Real Estate, Real Estate Management & Development)	1,732,600	85,227
Siam City Cement PCL (Materials, Construction Materials)	12,400	89,410
Siam Global House PCL (Consumer Discretionary, Specialty Retail)	245,800	143,440
Sino Thai Engineering & Construction PCL (Industrials, Construction & Engineering) †	138,900	95,486
Srisawad Power 1979 PCL (Financials, Diversified Financial Services)	78,550	101,397
Star Petroleum Refining PCL (Energy, Oil, Gas & Consumable Fuels)	265,800	121,003
Supalai PCL (Real Estate, Real Estate Management & Development)	162,700	120,298
Thai Airways International PCL (Industrials, Airlines) †	181,600	72,684
Thai Oil PCL (Energy, Oil, Gas & Consumable Fuels)	117,200	301,683
Thai President Foods PCL (Consumer Staples, Food Products)	3,200	15,643
Thai Union Group PCL (Consumer Staples, Food Products)	479,600	256,431
Thai Vegetable Oil PCL (Consumer Staples, Food Products)	84,100	75,800
Thanachart Capital PCL (Financials, Banks)	124,500	204,457
The Siam Cement PCL (Materials, Construction Materials)	83,900	1,158,656
Tipco Asphalt PCL (Materials, Construction Materials)	138,000	64,510
Tisco Financial Group PCL (Financials, Banks)	82,100	205,689
TMB Bank PCL (Financials, Banks)	2,252,600	151,412
TOA Paint Thailand PCL (Materials, Chemicals)	73,500	80,282
Total Access Communication PCL (Telecommunication Services, Wireless Telecommunication Services)	76,000	106,233
True Corporation PCL (Telecommunication Services, Diversified Telecommunication Services)	1,995,700	408,530
TTW PCL (Utilities, Water Utilities)	100,700	38,151
Vibhavadi Medical Center PCL (Health Care, Health Care Providers & Services)	901,300	64,438
WHA Corporation PCL (Real Estate, Real Estate Management & Development)	817,300	100,383

		16,091,102

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	89

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name		Shares	Value

Turkey: 0.87%
Anadolu Efes Biracilik ve Malt Sanayii AS (Consumer Staples, Beverages)		22,366	$71,190
Arcelik AS (Consumer Discretionary, Household Durables)		24,323	49,156
Aselsan Elektronik Sanayi ve Ticaret AS (Industrials, Aerospace & Defense)		16,756	65,889
Bim Birlesik Magazalar AS (Consumer Staples, Food & Staples Retailing)		22,903	254,625
Coca-Cola Icecek Uretim AS (Consumer Staples, Beverages)		8,505	36,993
Emlak Konut Gayrimenkul Yati AS (Real Estate, Equity REITs)		173,324	48,569
Eregli Demir ve Celik Fabrikalari T AS (Materials, Metals & Mining)		141,346	254,871
Ford Otomotiv Sanayi AS (Consumer Discretionary, Automobiles)		8,066	82,242
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Materials, Metals & Mining) †		83,817	53,740
Koç Holding AS (Industrials, Industrial Conglomerates)		113,997	260,071
Petkim Petrokimya Holding SA (Materials, Chemicals)		86,906	72,927
TAV Havalimanlari Holding AS (Industrials, Transportation Infrastructure)		18,442	92,572
Tekfen Holding AS (Industrials, Construction & Engineering)		22,805	71,059
Tofas Turk Otomobil Fabrikasi AS (Consumer Discretionary, Automobiles)		10,886	37,966
Tupras Turkiye Petrol Rafinerileri AS (Energy, Oil, Gas & Consumable Fuels)		14,175	254,736
Turk Hava Yollari Anonim Ortakligi AS (Industrials, Airlines) †		78,549	194,752
Turk Sise ve Cam Fabrikalari AS (Industrials, Industrial Conglomerates)		64,004	60,045
Turk Telekomunikasyon AS (Telecommunication Services, Diversified Telecommunication Services) †		79,773	44,465
Turkcell Iletisim Hizmetleri AS (Telecommunication Services, Wireless Telecommunication Services)		116,367	187,854
Turkiye Garanti Bankasi AS (Financials, Banks)		214,189	194,089
Turkiye Halk Bankasi AS (Financials, Banks)		63,436	59,318
Turkiye Is Bankasi Class C AS (Financials, Banks)		147,763	89,789
Turkiye Vakiflar Bankasi TAO AS (Financials, Banks)		63,236	33,322
Ulker Biskuvi Sanayi AS (Consumer Staples, Food Products)		18,106	40,893
Yapi Ve Kredi Bankasi AS (Financials, Banks) †		170,556	43,638
Yazicilar Holding AS Class A (Industrials, Industrial Conglomerates)		14,709	40,568

			2,695,339

Total Common Stocks (Cost $281,839,137)			274,564,830

	Dividend yield
Preferred Stocks: 3.34%

Brazil: 2.98%
Alpargatas SA (Consumer Discretionary, Personal Products)	5.04%	20,872	62,005
Azul SA Preference (Industrials, Transportation Infrastructure) †	0.00	24,800	140,041
Banco Bradesco SA (Financials, Banks)	1.26	314,128	2,188,739
Banco do Estado do Rio Grande do Sul SA (Financials, Banks)	5.13	22,800	82,006
Bradespar SA (Materials, Metals & Mining)	9.55	22,800	173,921
Braskem SA Preference A (Materials, Chemicals)	3.66	18,310	266,170
Companhia Brasileira de Distribuicao (Consumer Staples, Food & Staples Retailing)	0.85	16,473	330,301
Companhia de Saneamento do Parana (Utilities, Water Utilities)	7.68	35,140	73,332
Companhia de Transmissao de Energia Electrica Paulista (Utilities, Electric Utilities)	9.67	4,080	57,347
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities)	7.71	78,869	144,451
Companhia Energetica de Sao Paulo Preference B (Utilities, Independent Power & Renewable Electricity Producers)	2.68	16,700	68,471
Companhia Paranaense de Energia-Copel Preference B (Utilities, Electric Utilities)	5.79	9,200	46,055
Energisa SA (Utilities, Electric Utilities)	6.68	500	614
Gerdau SA (Materials, Metals & Mining)	1.88	91,400	359,936
Itau Unibanco Holding SA (Financials, Banks)	2.25	297,580	3,088,239

The accompanying notes are an integral part of these financial statements.

90	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Dividend yield		Shares	Value

Brazil (continued)
Itausa Investimentos Itau SA (Financials, Banks)	3.04%		416,261	$980,075
Klabin SA (Materials, Containers & Packaging)	5.72		177,700	140,917
Lojas Americanas SA (Consumer Discretionary, Multiline Retail)	0.48		74,000	283,420
Marcopolo SA (Industrials, Machinery)	1.21		67,300	62,622
Metalurgica Gerdau SA (Materials, Metals & Mining)	1.46		56,100	108,258
Telefonica Brasil SA (Telecommunication Services, Diversified Telecommunication Services)	11.74		50,209	493,326
Usinas Siderurgicas de Minas Gerais SA Class A (Materials, Metals & Mining)	0.69		38,800	76,874
Via Varejo SA (Consumer Discretionary, Specialty Retail)	0.24		7,200	10,164

				9,237,284

Chile: 0.10%
Coca-Cola Embonor SA Class B (Consumer Staples, Food Products)	3.91		32,225	80,323
Embotelladora Andina SA Preference B (Consumer Discretionary, Food & Staples Retailing)	3.88		29,720	114,018
Sociedad Quimica y Minera de Chile SA Class B (Materials, Chemicals)	3.92		2,235	97,283

				291,624

Colombia: 0.22%
Banco Davivienda SA (Financials, Banks)	2.38		13,287	154,847
Bancolombia SA (Financials, Banks)	3.18		47,740	520,318

				675,165

Russia: 0.02%
Bashneft PAO (Energy, Oil, Gas & Consumable Fuels)	10.04		2,772	69,697

South Korea: 0.02%
Mirae Asset Daewoo Company Limited Class P (Financials, Capital Markets)	5.29		12,702	54,087

Total Preferred Stocks (Cost $12,073,081)				10,327,857

		Expiration date
Rights: 0.00%

Philippines: 0.00%
Union Bank of Philippines (Financials, Banks) (a)†		9-21-2018	1,148	282

Total Rights (Cost $0)				282

Warrants: 0.02%

Malaysia: 0.00%
Sunway Bhd (Real Estate, Real Estate Management & Development) †			122,430	10,278

Thailand: 0.02%
BTS Group Holdings PCL (Industrials, Transportation Infrastructure) (a)†			98,789	490
Supalai PCL (Real Estate, Real Estate Management & Development) †			81,050	49,279

				49,769

Total Warrants (Cost $38,857)				60,047

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	91

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Yield	Shares	Value

Short-Term Investments: 4.31%

Investment Companies: 4.31%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.87%	13,354,608	$13,354,608

Total Short-Term Investments (Cost $13,354,608)			13,354,608

Total investments in securities (Cost $307,305,683)	96.35%	298,307,624
Other assets and liabilities, net	3.65	11,301,723

Total net assets	100.00%	$309,609,347

†	Non-income-earning security

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

‡	Security is valued using significant unobservable inputs.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

REIT	Real estate investment trust

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI Emerging Markets Index	286	9-21-2018	$15,343,527	$15,085,070	$0	$(258,457)

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	7,994,492	73,898,222	68,538,106	13,354,608	$0	$0	$72,160	$13,354,608	4.31%

The accompanying notes are an integral part of these financial statements.

92	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Common Stocks: 90.82%

Australia: 8.75%
Adelaide Brighton Limited (Materials, Construction Materials)	28,296	$131,002
AGL Energy Limited (Utilities, Multi-Utilities)	55,405	827,681
ALS Limited (Industrials, Professional Services)	38,125	243,110
Alumina Limited (Materials, Metals & Mining)	212,701	440,383
Amcor Limited (Materials, Containers & Packaging)	95,919	986,073
AMP Limited (Financials, Diversified Financial Services)	238,898	573,624
Ansell Limited (Health Care, Health Care Equipment & Supplies)	10,460	188,744
APA Group (Utilities, Gas Utilities)	80,532	578,945
Aristocrat Leisure Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	51,271	1,164,367
ASX Limited (Financials, Capital Markets)	15,172	737,760
Atlas Arteria Stapled Securities (Industrials, Transportation Infrastructure)	53,665	265,429
AusNet Services (Utilities, Electric Utilities)	135,758	160,546
Australia & New Zealand Banking Group Limited (Financials, Banks)	237,601	5,038,935
Bank of Queensland Limited (Financials, Banks)	30,767	254,140
Bendigo Bank Limited (Financials, Banks)	38,211	318,376
BHP Billiton Limited (Materials, Metals & Mining)	271,826	6,489,756
BlueScope Steel Limited (Materials, Metals & Mining)	45,596	567,404
Boral Limited (Materials, Construction Materials)	96,256	484,389
Brambles Limited (Industrials, Commercial Services & Supplies)	122,111	963,008
Caltex Australia Limited (Energy, Oil, Gas & Consumable Fuels)	21,571	468,478
Carsales.com Limited (Information Technology, Internet Software & Services)	18,977	211,460
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	43,243	336,676
CIMIC Group Limited (Industrials, Construction & Engineering)	6,964	246,716
Cleanaway Waste Management Limited (Industrials, Commercial Services & Supplies)	145,621	201,522
Coca-Cola Amatil Limited (Consumer Staples, Beverages)	37,239	251,381
Cochlear Limited (Health Care, Health Care Equipment & Supplies)	4,552	706,224
Commonwealth Bank of Australia (Financials, Banks)	140,407	7,190,866
Computershare Limited (Information Technology, IT Services)	40,612	561,146
Crown Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	29,139	297,462
CSL Limited (Health Care, Biotechnology)	36,736	6,003,146
Dexus Property Group (Real Estate, Equity REITs)	82,897	638,855
Domino’s Pizza Enterprises Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,913	191,079
Downer EDI Limited (Industrials, Commercial Services & Supplies)	43,308	240,355
Duluxgroup Limited DuluxGroup Ltd(Materials, Chemicals)	29,826	168,533
Evolution Mining Limited (Materials, Metals & Mining)	117,118	223,120
Flight Centre Travel Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,169	175,090
Goodman Group (Real Estate, Equity REITs)	130,378	1,002,898
Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail)	56,402	145,971
Healthscope Limited (Health Care, Health Care Providers & Services)	136,783	215,350
Iluka Resources Limited (Materials, Metals & Mining)	34,214	228,255
Incitec Pivot Limited (Materials, Chemicals)	133,354	375,803
Insurance Australia Group Limited (Financials, Insurance)	202,014	1,121,159
IOOF Holdings Limited (Financials, Capital Markets)	24,501	147,956
JB Hi-Fi Limited (Consumer Discretionary, Specialty Retail)	8,545	162,175
Lendlease Corporation Limited (Real Estate, Real Estate Management & Development)	46,691	687,771
Link Administration Holdings Limited (Information Technology, IT Services)	38,165	213,733
Macquarie Group Limited (Financials, Capital Markets)	27,100	2,520,995
Magellan Financial Group Limited (Financials, Capital Markets)	9,986	201,154

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	93

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Australia (continued)
Medibank Private Limited (Financials, Insurance)	205,086	$448,206
Metcash Limited (Consumer Staples, Food & Staples Retailing)	75,377	149,560
Mineral Resources Limited (Materials, Metals & Mining)	12,886	140,624
Mirvac Group (Real Estate, Equity REITs)	298,742	521,880
National Australia Bank Limited (Financials, Banks)	225,336	4,595,771
Newcrest Mining Limited (Materials, Metals & Mining)	67,359	938,949
Northern Star Resources Limited (Materials, Metals & Mining) (a)	54,174	289,123
Oil Search Limited (Energy, Oil, Gas & Consumable Fuels)	105,995	682,750
Orica Limited (Materials, Chemicals)	30,399	384,409
Orora Limited (Materials, Containers & Packaging)	91,453	232,082
OZ Minerals Limited (Materials, Metals & Mining)	23,330	152,121
Qantas Airways Limited (Industrials, Airlines)	133,453	616,890
Qube Holdings Limited (Industrials, Transportation Infrastructure)	116,308	230,774
Ramsay Health Care Limited (Health Care, Health Care Providers & Services)	11,039	442,032
REA Group Limited (Information Technology, Internet Software & Services)	3,968	259,957
Reece Limited (Industrials, Trading Companies & Distributors)	25,799	233,135
Reliance Worldwide Corporation Limited (Industrials, Building Products)	46,193	176,335
Rio Tinto Limited (Materials, Metals & Mining)	35,624	1,862,878
Santos Limited (Energy, Oil, Gas & Consumable Fuels)	158,591	772,995
Scentre Group (Real Estate, Equity REITs)	446,295	1,318,659
SEEK Limited (Industrials, Professional Services)	27,434	441,780
Sonic Healthcare Limited (Health Care, Health Care Providers & Services)	31,711	597,054
South32 Limited - Athens Exchange (Materials, Metals & Mining)	432,510	1,082,041
Spark Infrastructure Group (Utilities, Electric Utilities)	124,556	214,904
Stockland Corporation Limited (Real Estate, Equity REITs)	199,655	592,787
Suncorp Group Limited (Financials, Insurance)	105,720	1,177,273
Sydney Airport Holdings Limited (Industrials, Transportation Infrastructure)	190,014	984,894
Tabcorp Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	153,003	527,971
Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	953,574	2,125,126
The GPT Group (Real Estate, Equity REITs)	126,645	470,703
The Star Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	74,848	290,026
Transurban Group (Industrials, Transportation Infrastructure)	189,982	1,647,131
Treasury Wine Estates Limited (Consumer Staples, Beverages)	58,482	818,572
Vicinity Centres (Real Estate, Equity REITs)	261,503	520,745
Wesfarmers Limited (Consumer Staples, Food & Staples Retailing)	94,735	3,504,002
Westpac Banking Corporation (Financials, Banks)	282,613	5,798,486
Whitehaven Coal Limited (Energy, Oil, Gas & Consumable Fuels)	49,197	177,900
Woodside Petroleum Limited (Energy, Oil, Gas & Consumable Fuels)	66,999	1,775,865
Woolworths Group Limited (Consumer Staples, Food & Staples Retailing)	107,892	2,195,049
WorleyParsons Limited (Energy, Energy Equipment & Services)	14,656	216,414

		85,156,854

Austria: 0.30%
Andritz AG (Industrials, Machinery)	5,613	332,280
Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Banks)	25,008	994,791
OMV AG (Energy, Oil, Gas & Consumable Fuels)	11,891	629,807
Raiffeisen Bank International AG (Financials, Banks)	10,349	294,309
Voestalpine AG (Materials, Metals & Mining)	8,668	388,772
Wienerberger AG (Materials, Construction Materials)	9,283	253,865

		2,893,824

The accompanying notes are an integral part of these financial statements.

94	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Belgium: 0.60%
Ablynx NV (Health Care, Biotechnology) (a)†	6,931	$362,032
Ackermans & Van Haaren NV (Financials, Diversified Financial Services)	1,523	271,537
Ageas NV (Financials, Insurance)	16,068	831,458
Cofinimmo SA (Real Estate, Equity REITs)	1,297	168,766
Colruyt SA (Consumer Staples, Food & Staples Retailing)	3,657	217,337
Galapagos NV (Health Care, Biotechnology) †	3,987	403,369
Groupe Bruxelles Lambert SA (Financials, Diversified Financial Services)	6,359	667,261
Proximus SA (Telecommunication Services, Diversified Telecommunication Services)	11,788	271,538
Solvay SA (Materials, Chemicals)	5,992	797,415
UCB SA (Health Care, Pharmaceuticals)	9,847	900,219
Umicore SA (Materials, Chemicals)	16,688	930,563

		5,821,495

Canada: 8.77%
Agnico-Eagle Mines Limited (Materials, Metals & Mining)	19,895	685,730
Alimentation Couche-Tard Incorporated Class B (Consumer Staples, Food & Staples Retailing)	32,835	1,572,054
Bank of Montreal (Financials, Banks)	52,191	4,278,062
Barrick Gold Corporation (Materials, Metals & Mining)	101,871	1,042,129
BCE Incorporated (Telecommunication Services, Diversified Telecommunication Services)	70,915	2,892,571
Brookfield Asset Management Incorporated Class A (Financials, Capital Markets)	74,219	3,171,227
Canadian Imperial Bank of Commerce (Financials, Banks)	36,174	3,390,100
Canadian National Railway Company (Industrials, Road & Rail)	51,837	4,610,117
Canadian Pacific Railway Limited (Industrials, Road & Rail)	11,982	2,520,260
Canadian Tire Corporation Limited Class A (Consumer Discretionary, Multiline Retail)	4,975	622,428
Cenovus Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	84,300	781,632
CGI Group Incorporated Class A (Information Technology, IT Services) †	19,865	1,304,392
Constellation Software Incorporated (Information Technology, Software)	1,628	1,241,384
Dollarama Incorporated (Consumer Discretionary, Multiline Retail)	25,932	980,647
EnCana Corporation (Energy, Oil, Gas & Consumable Fuels)	81,500	1,079,172
Fairfax Financial Holdings Limited (Financials, Insurance)	2,300	1,262,726
Fortis Incorporated (Utilities, Electric Utilities)	34,544	1,130,820
Franco-Nevada Corporation (Materials, Metals & Mining)	15,708	1,004,108
Goldcorp Incorporated (Materials, Metals & Mining)	73,900	798,460
Great-West Lifeco Incorporated (Financials, Insurance)	21,168	516,467
Imperial Oil Limited (Energy, Oil, Gas & Consumable Fuels)	20,362	634,577
Intact Financial Corporation (Financials, Insurance)	10,975	870,431
Inter Pipeline Limited (Energy, Oil, Gas & Consumable Fuels)	31,089	571,275
Loblaw Companies Limited (Consumer Staples, Food & Staples Retailing)	15,254	789,000
Magna International Incorporated (Consumer Discretionary, Auto Components)	27,327	1,479,637
Metro Incorporated (Consumer Staples, Food & Staples Retailing)	18,330	573,919
National Bank of Canada (Financials, Banks)	27,908	1,396,683
Open Text Corporation (Information Technology, Software)	18,969	744,533
Pembina Pipeline Corporation (Energy, Oil, Gas & Consumable Fuels)	41,352	1,410,404
Power Corporation of Canada (Financials, Insurance)	29,796	667,841
Restaurant Brands International Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	19,603	1,124,356
Rogers Communications Incorporated Class B (Telecommunication Services, Wireless Telecommunication Services)	28,122	1,457,172
Royal Bank of Canada (Financials, Banks)	116,531	9,256,401
Saputo Incorporated (Consumer Staples, Food Products)	17,033	521,562
Shaw Communications Incorporated Class B (Consumer Discretionary, Media)	34,726	700,374

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	95

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Canada (continued)
Sun Life Financial Incorporated (Financials, Insurance)	49,858	$1,981,712
Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	135,062	5,559,794
Teck Resources Limited Class B (Materials, Metals & Mining)	42,700	962,304
TELUS Corporation (Telecommunication Services, Diversified Telecommunication Services)	44,094	1,635,026
The Bank of Nova Scotia (Financials, Banks)	98,408	5,695,599
The Toronto-Dominion Bank (Financials, Banks)	153,128	9,228,749
Thomson Reuters Corporation (Financials, Capital Markets)	19,967	888,034
Waste Connections Incorporated - Toronto Exchange (Industrials, Commercial Services & Supplies)	21,200	1,682,516
Wheaton Precious Metals Corporation (Materials, Metals & Mining)	37,976	650,685

		85,367,070

China: 0.38%
AAC Technologies Holdings Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	60,500	670,616
Genscript Biotech Corporation (Health Care, Life Sciences Tools & Services) †	62,000	133,499
MGM China Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	62,800	118,419
Minth Group Limited (Consumer Discretionary, Auto Components)	54,000	221,194
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	205,200	1,001,326
Shenzhou International Group Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	60,000	787,387
WuXi Biologics Cayman Incorporated (Health Care, Life Sciences Tools & Services) 144A†	41,000	404,842
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	116,734	324,974

		3,662,257

Czech Republic: 0.05%
CEZ AS (Utilities, Electric Utilities)	12,077	306,107
Komercni Banka AS (Financials, Banks)	5,308	220,924

		527,031

Denmark: 1.94%
Ambu AS Class B (Health Care, Health Care Equipment & Supplies)	11,891	445,482
Carlsberg AS Class B (Consumer Staples, Beverages)	8,431	1,029,227
Christian Hansen Holding AS (Materials, Chemicals)	7,201	731,066
Coloplast AS Class B (Health Care, Health Care Equipment & Supplies)	9,075	971,342
Danske Bank AS (Financials, Banks)	62,443	1,837,159
DONG Energy AS (Utilities, Electric Utilities) 144A	13,100	828,159
DSV AS (Industrials, Road & Rail)	16,092	1,507,920
FLSmidth & Company AS (Industrials, Construction & Engineering)	3,239	201,233
GN Store Nord AS (Health Care, Health Care Equipment & Supplies)	10,791	559,696
H. Lundbeck AS (Health Care, Pharmaceuticals)	4,941	289,896
ISS AS (Industrials, Commercial Services & Supplies)	12,719	444,022
Jyske Bank AS (Financials, Banks)	5,813	294,895
Novo Nordisk AS Class B (Health Care, Pharmaceuticals)	137,762	6,751,672
Novozymes AS Class B (Materials, Chemicals)	17,695	969,861
Pandora AS (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	9,212	550,379
Rockwool International AS B Shares Rockwool International AS (Industrials, Building Products)	685	296,732
Royal Unibrew AS (Consumer Staples, Beverages)	3,366	290,100
SimCorp AS (Information Technology, Software)	3,027	286,335
Sydbank AS (Financials, Banks)	4,554	133,311
Tryg AS (Financials, Insurance)	8,071	198,313
William Demant Holding (Health Care, Health Care Equipment & Supplies) †	7,640	310,730

		18,927,530

The accompanying notes are an integral part of these financial statements.

96	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Finland: 1.40%
Amer Sports Oyj (Consumer Discretionary, Leisure Products)	9,050	$304,114
Elisa Oyj (Telecommunication Services, Diversified Telecommunication Services)	12,730	544,508
Fortum Oyj (Utilities, Electric Utilities)	33,276	842,028
Huhtamaki Oyj (Materials, Containers & Packaging)	7,719	276,411
Kesko Oyj Class B (Consumer Staples, Food & Staples Retailing)	5,198	302,886
Kone Oyj Class B (Industrials, Machinery)	33,243	1,794,673
Konecranes Oyj (Industrials, Machinery)	5,130	202,756
Neste Oil Oyj (Energy, Oil, Gas & Consumable Fuels)	10,905	946,817
Nokia Oyj (Information Technology, Communications Equipment)	465,969	2,595,111
Orion Oyj Class B (Health Care, Pharmaceuticals)	7,599	279,346
Sampo Oyj Class A (Financials, Insurance)	40,964	2,095,483
Stora Enso Oyj (Materials, Paper & Forest Products)	48,292	898,841
UPM-Kymmene Oyj (Materials, Paper & Forest Products)	45,547	1,755,240
Wartsila Oyj (Industrials, Machinery)	36,546	771,634

		13,609,848

France: 6.27%
Aeroports de Paris SA (Industrials, Transportation Infrastructure)	2,232	490,437
Alstom SA (Industrials, Machinery)	13,393	590,745
ALTEN SA (Information Technology, IT Services)	2,182	225,289
Altran Technologies SA (Information Technology, IT Services)	17,603	193,702
Amundi SA (Financials, Diversified Financial Services)	4,897	352,988
Arkema SA (Materials, Chemicals)	6,001	751,595
bioMerieux (Health Care, Health Care Equipment & Supplies)	3,308	290,670
Bollore SA (Industrials, Air Freight & Logistics)	73,260	350,691
Bouygues SA (Industrials, Construction & Engineering)	23,957	1,057,542
Bureau Veritas SA (Industrials, Professional Services)	21,009	539,910
Capgemini SA (Information Technology, IT Services)	13,842	1,779,431
Christian Dior SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	690	297,301
CNP Assurances SA (Financials, Insurance)	12,807	295,382
Compagnie Generale des Etablissements Michelin SCA (Consumer Discretionary, Auto Components)	14,883	1,761,231
Dassault Aviation SA (Industrials, Aerospace & Defense)	179	333,062
Dassault Systemes SA (Information Technology, Software)	10,705	1,734,646
Edenred SA (Industrials, Commercial Services & Supplies)	18,508	705,292
Eiffage SA (Industrials, Construction & Engineering)	7,995	899,808
Electricite de France SA (Utilities, Electric Utilities)	38,822	635,834
Elis SA (Industrials, Commercial Services & Supplies)	15,685	363,217
Engie SA (Utilities, Multi-Utilities)	154,125	2,259,514
Essilor International SA Cie Generale d’Optique (Health Care, Health Care Equipment & Supplies)	17,961	2,591,435
Eurazeo SA (Financials, Diversified Financial Services)	3,788	287,559
Eutelsat Communications SA (Consumer Discretionary, Media)	10,842	256,731
Faurecia (Consumer Discretionary, Auto Components)	5,892	360,970
Fonciere des Regions (Real Estate, Equity REITs)	2,805	293,194
Gecina SA (Real Estate, Equity REITs)	4,452	764,297
Groupe Danone SA (Consumer Staples, Food Products)	52,067	4,098,822
Groupe Eurotunnel SE (Industrials, Transportation Infrastructure)	37,614	473,716
Hermes International SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,376	1,544,999
ICADE (Real Estate, Equity REITs)	2,440	238,049
Iliad SA (Telecommunication Services, Diversified Telecommunication Services)	2,211	285,642
Imerys SA (Materials, Construction Materials)	2,477	177,973

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	97

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

France (continued)
Ingenico SA (Information Technology, Electronic Equipment, Instruments & Components)	4,637	$325,850
Ipsen SA (Health Care, Pharmaceuticals)	2,801	497,931
JCDecaux SA (Consumer Discretionary, Media)	6,484	213,596
Kering SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	6,192	3,363,686
Klepierre SA (Real Estate, Equity REITs)	17,631	632,374
Lagardere SCA (Consumer Discretionary, Media)	8,591	253,289
Legrand SA (Industrials, Electrical Equipment)	22,129	1,667,037
Orange SA (Telecommunication Services, Diversified Telecommunication Services)	169,996	2,752,654
Orpea SA (Health Care, Health Care Providers & Services)	3,485	471,267
Pernod-Ricard SA (Consumer Staples, Beverages)	17,840	2,816,258
Plastic Omnium SA (Consumer Discretionary, Auto Components)	4,920	194,856
Publicis Groupe SA (Consumer Discretionary, Media)	17,720	1,137,437
Remy Cointreau SA (Consumer Staples, Beverages)	1,743	244,199
Rubis SCA (Utilities, Gas Utilities)	7,050	417,348
Safran SA (Industrials, Aerospace & Defense)	29,432	3,836,526
SCOR SE (Financials, Insurance)	13,969	566,049
SEB SA (Consumer Discretionary, Household Durables)	1,981	369,291
Societe BIC SA (Industrials, Commercial Services & Supplies)	1,948	180,326
Sodexho Alliance SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	7,068	736,079
Sopra Steria Group (Information Technology, IT Services)	1,250	222,574
Spie SA (Industrials, Commercial Services & Supplies)	10,545	199,759
Teleperformance SE (Industrials, Professional Services)	4,278	821,821
Thales SA (Industrials, Aerospace & Defense)	8,404	1,183,762
Ubisoft Entertainment SA (Information Technology, Software) †	4,373	470,338
Unibail Rodamco Westfield (Real Estate, Equity REITs) †	9,625	2,022,171
Unibail-Rodamco-Westfield SE (Real Estate, Equity REITs) †	65,100	679,542
Veolia Environnement SA (Utilities, Multi-Utilities)	44,886	946,162
Vinci SA (Industrials, Construction & Engineering)	45,109	4,322,864
Vivendi SA (Consumer Discretionary, Media)	86,066	2,232,790

		61,059,510

Germany: 4.55%
Aareal Bank AG (Financials, Thrifts & Mortgage Finance)	4,474	181,918
Adidas AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	15,141	3,776,849
Aurubis AG (Materials, Metals & Mining)	2,886	212,318
Axel Springer AG (Consumer Discretionary, Media)	3,885	282,296
Beiersdorf AG (Consumer Staples, Personal Products)	7,375	858,621
Continental AG (Consumer Discretionary, Auto Components)	8,753	1,605,795
Covestro AG (Materials, Chemicals) 144A	15,645	1,332,576
Delivery Hero AG (Information Technology, Internet Software & Services) 144A†	8,542	470,572
Deutsche Boerse AG (Financials, Capital Markets)	15,420	2,129,953
Deutsche Lufthansa AG (Industrials, Airlines)	18,794	490,622
Deutsche Post AG (Industrials, Air Freight & Logistics)	82,431	3,005,365
Deutsche Wohnen AG (Real Estate, Real Estate Management & Development)	27,452	1,387,398
Drillisch AG (Telecommunication Services, Wireless Telecommunication Services)	3,591	181,736
E.ON SE (Utilities, Multi-Utilities)	175,264	1,867,558
Evonik Industries AG (Materials, Chemicals)	12,124	451,882
Fraport AG (Industrials, Transportation Infrastructure)	2,930	263,373
Freenet AG (Telecommunication Services, Wireless Telecommunication Services)	9,922	263,854
Fresenius Medical Care AG & Company KGaA (Health Care, Health Care Providers & Services)	17,975	1,820,635

The accompanying notes are an integral part of these financial statements.

98	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Germany (continued)
Fresenius SE & Company KGaA (Health Care, Health Care Providers & Services)	34,888	$2,663,843
Gerresheimer AG (Health Care, Life Sciences Tools & Services)	2,269	189,629
Grenke AG (Financials, Diversified Financial Services)	1,941	234,088
Hannover Rueck SE (Financials, Insurance)	4,608	632,755
Heidelbergcement AG (Materials, Construction Materials)	12,561	999,909
HELLA GmbH & Company KGAA (Consumer Discretionary, Auto Components)	3,412	205,945
Hochtief AG (Industrials, Construction & Engineering)	1,365	221,502
Hugo Boss AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5,136	410,278
Innogy SE (Utilities, Multi-Utilities)	10,318	448,045
Kion Group AG (Industrials, Machinery)	5,341	364,658
LEG Immobilien AG (Real Estate, Real Estate Management & Development)	5,130	626,131
Linde AG - Tender Shares (Materials, Chemicals)	13,467	3,066,963
MAN SE (Industrials, Machinery)	2,497	271,434
Merck KGaA (Health Care, Pharmaceuticals)	10,524	1,105,279
Metro AG (Consumer Staples, Food & Staples Retailing)	13,288	207,531
MTU Aero Engines AG (Industrials, Aerospace & Defense)	4,283	939,115
Osram Licht AG (Industrials, Electrical Equipment)	7,626	342,391
ProSiebenSat.1 Media AG (Consumer Discretionary, Media)	18,747	493,748
Rheinmetall AG (Industrials, Industrial Conglomerates)	3,364	366,735
RWE AG (Utilities, Multi-Utilities)	40,294	1,021,952
Scout24 AG (Information Technology, Internet Software & Services)	8,290	428,784
Siemens Healthineers AG (Health Care, Health Care Equipment & Supplies) 144A†	10,117	459,809
Siltronic AG (Information Technology, Semiconductors & Semiconductor Equipment)	1,509	218,596
Software AG (Information Technology, Software)	3,532	174,240
Symrise AG (Materials, Chemicals)	9,660	902,185
TAG Immobilien AG (Real Estate, Real Estate Management & Development)	11,000	270,687
TUI AG (Consumer Discretionary, Hotels, Restaurants & Leisure)	37,788	696,641
Uniper SE (Utilities, Independent Power & Renewable Electricity Producers)	15,255	466,055
United Internet AG (Information Technology, Internet Software & Services)	10,387	546,410
Vonovia SE (Real Estate, Real Estate Management & Development)	39,603	2,031,378
Wacker Chemie AG (Materials, Chemicals)	1,336	192,682
Wirecard AG (Information Technology, IT Services)	8,611	1,912,085
Zalando SE (Consumer Discretionary, Internet & Direct Marketing Retail) 144A†	11,830	622,319

		44,317,123

Hong Kong: 3.84%
AIA Group Limited (Financials, Insurance)	979,800	8,451,341
ASM Pacific Technology (Information Technology, Semiconductors & Semiconductor Equipment)	21,244	224,113
China Pharmaceutical Group Limited (Health Care, Pharmaceuticals)	366,000	923,306
CK Asset Holdings Limited (Real Estate, Real Estate Management & Development)	226,690	1,615,965
CK Hutchison Holdings Limited (Industrials, Industrial Conglomerates)	232,570	2,680,166
CK Infrastructure Holdings Limited (Utilities, Electric Utilities)	56,500	413,200
CLP Holdings Limited (Utilities, Electric Utilities)	142,386	1,673,529
Dairy Farm International Holdings Limited (Consumer Staples, Food & Staples Retailing)	23,540	218,216
Fullshare Holdings Limited (Real Estate, Real Estate Management & Development)	622,500	249,040
Galaxy Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	218,625	1,618,361
Hang Lung Group Limited (Real Estate, Real Estate Management & Development)	68,705	192,580
Hang Lung Properties Limited (Real Estate, Real Estate Management & Development)	164,332	324,529
Hang Seng Bank Limited (Financials, Banks)	58,855	1,595,712
Henderson Land Development Company Limited (Real Estate, Real Estate Management & Development)	100,908	533,548

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	99

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Hong Kong (continued)
HK Electric Investments Limited (Utilities, Electric Utilities) 144A	162,000	$163,677
Hong Kong & China Gas Company Limited (Utilities, Gas Utilities)	723,269	1,489,158
Hong Kong Exchanges & Clearing Limited (Financials, Capital Markets)	100,300	2,854,852
Hong Kong Land Holdings Limited (Real Estate, Real Estate Management & Development)	98,225	679,717
Hong Kong Telecommunications Trust & Hong Kong Trust Limited (Telecommunication Services, Diversified Telecommunication Services)	206,574	266,878
Hopewell Holdings (Industrials, Industrial Conglomerates)	59,500	209,231
Hysan Development Company Limited (Real Estate, Real Estate Management & Development)	48,574	249,097
Jardine Matheson Holdings Limited (Industrials, Industrial Conglomerates)	23,128	1,459,839
Jardine Strategic Holdings Limited (Industrials, Industrial Conglomerates)	14,317	519,707
Kerry Properties Limited (Real Estate, Real Estate Management & Development)	47,000	178,149
Li & Fung Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	454,000	128,991
Link REIT (Real Estate, Equity REITs)	176,607	1,759,601
Melco International Development Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	55,000	146,456
MTR Corporation Limited (Industrials, Road & Rail)	132,569	683,219
New World Development Limited (Real Estate, Real Estate Management & Development)	475,961	635,524
NWS Holdings Limited (Industrials, Industrial Conglomerates)	120,429	214,505
PCCW Limited (Telecommunication Services, Diversified Telecommunication Services)	297,000	157,795
Power Assets Holdings Limited (Utilities, Electric Utilities)	101,000	708,399
Shangri-La Asia Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	102,000	157,248
Sino Land Company (Real Estate, Real Estate Management & Development)	261,899	443,798
SJM Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	170,000	192,336
Swire Pacific Limited Class A (Real Estate, Real Estate Management & Development)	39,978	452,053
Swire Properties Limited (Real Estate, Real Estate Management & Development)	86,553	340,202
Techtronic Industries Company Limited (Consumer Discretionary, Household Durables)	126,243	772,055
The Bank of East Asia Limited (Financials, Banks)	119,600	442,667
The Wharf Holdings Limited (Real Estate, Real Estate Management & Development)	91,717	261,756
Vitasoy International Holdings Limited (Consumer Staples, Food Products)	71,005	227,976
VTech Holdings Limited (Information Technology, Communications Equipment)	12,400	137,212
Wheelock & Company Limited (Real Estate, Real Estate Management & Development)	65,945	413,797
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	178,000	222,252
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	52,222	144,715

		37,426,468

Ireland: 0.79%
AIB Group plc (Financials, Banks)	57,415	322,826
Bank of Ireland Group plc (Financials, Banks)	76,020	621,211
CRH plc (Materials, Construction Materials)	69,292	2,301,122
DCC plc (Industrials, Industrial Conglomerates)	7,516	677,704
Glanbia plc (Consumer Staples, Food Products)	15,688	264,589
Kerry Group plc Class A (Consumer Staples, Food Products)	12,054	1,374,683
Kingspan Group plc (Industrials, Building Products)	12,599	612,173
Paddy Power plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	6,995	637,377
Smurfit Kappa Group plc (Materials, Containers & Packaging)	17,581	717,923
UDG Healthcare plc (Health Care, Health Care Providers & Services)	18,990	181,200

		7,710,808

Italy: 0.56%
A2A SpA (Utilities, Multi-Utilities)	107,982	185,629
Atlantia SpA (Industrials, Transportation Infrastructure)	38,787	808,145
Davide Campari-Milano SpA (Consumer Staples, Beverages)	33,153	293,428

The accompanying notes are an integral part of these financial statements.

100	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Italy (continued)
FinecoBank SpA (Financials, Banks)	28,716	$342,154
Italgas SpA (Utilities, Gas Utilities)	36,936	199,533
Luxottica Group SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	14,620	969,336
Moncler SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	14,517	656,500
Poste Italiane SpA (Financials, Insurance)	32,654	251,374
Recordati SpA (Health Care, Pharmaceuticals)	8,121	284,396
Saipem SpA (Energy, Energy Equipment & Services) †	45,612	243,702
Telecom Italia SpA (Telecommunication Services, Diversified Telecommunication Services) †	990,903	631,455
Terna SpA (Utilities, Electric Utilities)	110,544	580,749

		5,446,401

Japan: 20.47%
Activia Properties Incorporated (Real Estate, Equity REITs)	52	228,854
Advance Residence Investment Corporation (Real Estate, Equity REITs)	111	283,419
Advantest Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	12,600	302,101
Aeon Company Limited (Consumer Staples, Food & Staples Retailing)	76,300	1,652,560
Aeon Financial Service Company Limited (Financials, Consumer Finance)	10,100	206,800
Aeon Mall Company Limited (Real Estate, Real Estate Management & Development)	8,200	137,196
Aica Kogyo Company Limited (Industrials, Building Products)	5,500	211,615
Air Water Incorporated (Materials, Chemicals)	15,300	274,301
Ajinomoto Company Incorporated (Consumer Staples, Food Products)	49,300	836,827
Alfresa Holdings Corporation (Health Care, Health Care Providers & Services)	17,900	448,990
All Nippon Airways Company Limited (Industrials, Airlines)	29,500	1,021,920
Amada Holdings Company Limited (Industrials, Machinery)	31,300	334,663
Aozora Bank Limited (Financials, Banks)	9,800	346,188
Asahi Breweries Limited (Consumer Staples, Beverages)	40,100	1,811,375
Asahi Glass Company Limited (Industrials, Building Products)	20,100	805,013
Asahi Intecc Company Limited (Health Care, Health Care Equipment & Supplies)	9,900	377,342
Asahi Kasei Corporation (Materials, Chemicals)	119,500	1,753,083
Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	171,400	2,903,202
Azbil Corporation (Information Technology, Electronic Equipment, Instruments & Components)	5,500	239,830
Bandai Namco Holdings Incorporated (Consumer Discretionary, Leisure Products)	18,600	721,501
Benesse Corporation (Consumer Discretionary, Diversified Consumer Services)	6,000	187,652
Bic Camera Incorporated (Consumer Discretionary, Specialty Retail)	12,100	162,263
Brother Industries Limited (Information Technology, Technology Hardware, Storage & Peripherals)	21,300	437,464
CALBEE Incorporated (Consumer Staples, Food Products)	6,900	219,526
Canon Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	93,900	3,011,121
Casio Computer Company Limited (Consumer Discretionary, Household Durables)	21,500	345,401
Central Japan Railway Company (Industrials, Road & Rail)	17,900	3,594,982
Chiba Bank Limited (Financials, Banks)	65,100	427,711
Chubu Electric Power Company Incorporated (Utilities, Electric Utilities)	60,700	882,556
Chugai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	19,200	1,112,843
Citizen Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	25,600	175,567
Coca-Cola Bottlers Japan Incorporated (Consumer Staples, Beverages)	11,800	334,533
Comsys Holdings Corporation (Industrials, Construction & Engineering)	9,300	252,358
Concordia Financial Group Limited (Financials, Banks)	105,200	504,649
Cosmo Energy Holdings Company Limited (Energy, Oil, Gas & Consumable Fuels)	5,200	191,648
Cosmos Pharmaceutical Corporation (Consumer Staples, Food & Staples Retailing)	900	188,489
Credit Saison Company Limited (Financials, Consumer Finance)	13,500	223,562
CyberAgent Incorporated (Consumer Discretionary, Media)	8,300	472,109

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	101

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Japan (continued)
Daicel Corporation (Materials, Chemicals)	29,400	$332,606
Daifuku Company Limited (Industrials, Machinery)	10,200	529,691
Daiichi Sankyo Company Limited (Health Care, Pharmaceuticals)	48,900	1,909,173
Daiichikosho Company Limited (Consumer Discretionary, Media)	3,900	180,416
Daito Trust Construction Company Limited (Real Estate, Real Estate Management & Development)	6,500	974,035
Daiwa House Industry Company Limited (Real Estate, Real Estate Management & Development)	56,900	1,735,524
Daiwa House Residential Investment Corporation (Real Estate, Equity REITs)	123	285,166
Daiwa Securities Group Incorporated (Financials, Capital Markets)	145,800	874,459
DeNA Company Limited (Information Technology, Internet Software & Services)	9,100	157,413
Denka Company Limited (Materials, Chemicals)	7,100	243,142
DIC Incorporated (Materials, Chemicals)	7,500	266,290
Disco Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	2,500	447,304
DMG Mori Seiko Company Limited (Industrials, Machinery)	9,600	158,805
Don Quijote Company Limited (Consumer Discretionary, Multiline Retail)	11,700	568,626
Ebara Corporation (Industrials, Machinery)	8,300	283,863
Eisai Company Limited (Health Care, Pharmaceuticals)	18,400	1,665,953
Electric Power Development Company Limited (Utilities, Independent Power & Renewable Electricity Producers)	15,100	399,686
Ezaki Glico Company Limited (Consumer Staples, Food Products)	4,700	236,459
FamilyMart Company Limited (Consumer Staples, Food & Staples Retailing)	6,500	566,871
FANCL Corporation (Consumer Staples, Personal Products)	4,100	210,701
Fuji Electric Holdings Company Limited (Industrials, Electrical Equipment)	62,000	499,415
FUJIFILM Holdings Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	36,600	1,547,866
Fujikura Limited (Industrials, Electrical Equipment)	23,000	142,003
Furukawa Electric Company Limited (Industrials, Electrical Equipment)	5,700	196,224
GLP J-REIT (Real Estate, Equity REITs)	200	200,342
GS Yuasa Corporation (Industrials, Electrical Equipment)	33,000	162,758
Hakuhodo DY Holdings Incorporated (Consumer Discretionary, Media)	27,700	467,442
Hamamatsu Photonics (Information Technology, Electronic Equipment, Instruments & Components)	12,100	486,788
Hankyu Hanshin Holdings Incorporated (Industrials, Road & Rail)	21,700	774,372
Haseko Corporation (Consumer Discretionary, Household Durables)	24,500	317,523
Hikari Tsushin Incorporated (Consumer Discretionary, Specialty Retail)	2,300	434,911
Hino Motors Limited (Industrials, Machinery)	23,300	245,351
Hisamitsu Pharmaceutical Company Incorporated (Health Care, Pharmaceuticals)	7,100	518,873
Hitachi Construction Machinery Company Limited (Industrials, Machinery)	8,500	253,983
Hitachi High Technologies Corporation (Information Technology, Electronic Equipment, Instruments & Components)	5,400	212,141
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	418,000	2,729,358
Horiba Limited (Information Technology, Electronic Equipment, Instruments & Components)	3,400	210,530
Hoshizaki Electric Company Limited (Industrials, Machinery)	5,100	483,791
House Foods Corporation (Consumer Staples, Food Products)	6,800	201,656
Hoya Corporation (Health Care, Health Care Equipment & Supplies)	31,800	1,859,460
Idemitsu Kosan Company Limited (Energy, Oil, Gas & Consumable Fuels)	12,200	615,984
IHI Corporation (Industrials, Machinery)	13,100	457,457
Iida Group Holdings Company (Consumer Discretionary, Household Durables)	16,000	295,491
ITO EN Limited (Consumer Staples, Beverages)	5,400	237,170
Itochu Corporation (Industrials, Trading Companies & Distributors)	133,600	2,336,888
Izumi Company Limited (Consumer Discretionary, Multiline Retail)	3,900	233,417
J.Front Retailing Company Limited (Consumer Discretionary, Multiline Retail)	22,500	319,953
Japan Airlines Company Limited (Industrials, Airlines)	30,200	1,088,570
Japan Airport Terminal Company Limited (Industrials, Transportation Infrastructure)	6,000	268,653
Japan Hotel REIT Investment Corporation (Real Estate, Equity REITs)	323	244,772

The accompanying notes are an integral part of these financial statements.

102	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Japan (continued)
Japan Prime Realty Investment Corporation (Real Estate, Equity REITs)	76	$274,971
Japan Real Estate Investment Corporation (Real Estate, Equity REITs)	113	601,053
Japan Retail Fund Investment Corporation (Real Estate, Equity REITs)	222	401,602
JFE Holdings Incorporated (Materials, Metals & Mining)	49,500	1,083,244
JGC Corporation (Industrials, Construction & Engineering)	21,900	441,114
JSR Corporation (Materials, Chemicals)	16,900	328,083
JTEKT Corporation (Industrials, Machinery)	20,200	283,065
JXTG Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	293,100	2,063,914
K’s Holdings Corporation (Consumer Discretionary, Specialty Retail)	15,800	191,261
Kagome Company Limited (Consumer Staples, Food Products)	7,300	206,957
Kajima Corporation (Industrials, Construction & Engineering)	90,000	648,006
Kakaku.com Incorporated (Information Technology, Internet Software & Services)	10,600	195,954
Kaken Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	3,200	164,450
Kamigumi Company Limited (Industrials, Transportation Infrastructure)	9,800	198,981
Kaneka Corporation (Materials, Chemicals)	27,000	246,647
Kansai Electric Power Company Incorporated (Utilities, Electric Utilities)	72,900	1,044,850
Kao Corporation (Consumer Staples, Personal Products)	43,100	3,345,671
Kawasaki Heavy Industries Limited (Industrials, Machinery)	13,900	380,308
Kawasaki Kisen Kaisha Limited (Industrials, Marine) †	7,500	138,781
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	149,100	3,946,567
Keihan Electric Railway Company Limited (Industrials, Industrial Conglomerates)	9,000	330,483
Keio Corporation (Industrials, Road & Rail)	10,200	505,823
Keisei Electric Railway Company Limited (Industrials, Road & Rail)	14,700	493,484
Kenedix Realty Investment Corporation (Real Estate, Equity REITs)	32	198,722
Kewpie Corporation (Consumer Staples, Food Products)	10,100	243,433
Kikkoman Corporation (Consumer Staples, Food Products)	16,400	822,140
Kinden Corporation (Industrials, Construction & Engineering)	12,000	189,326
Kintetsu Corporation (Industrials, Road & Rail)	16,300	639,618
Kirin Brewery Company Limited (Consumer Staples, Beverages)	79,100	1,955,965
Kobayashi Pharmaceutical Company Limited (Consumer Staples, Personal Products)	5,100	366,286
Koito Manufacturing Company Limited (Consumer Discretionary, Auto Components)	10,700	661,588
Komatsu Limited (Industrials, Machinery)	83,200	2,366,980
Konica Minolta Holdings Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	41,700	424,469
KOSE Corporation (Consumer Staples, Personal Products)	3,000	553,506
Kurita Water Industries Limited (Industrials, Machinery)	9,100	270,273
Kyowa Exeo Corporation (Industrials, Construction & Engineering)	7,700	215,525
Kyowa Hakko Kogyo Company Limited (Health Care, Pharmaceuticals)	21,700	384,745
Kyudenko Corporation (Industrials, Construction & Engineering)	4,300	163,703
Kyushu Electric Power Company Incorporated (Utilities, Electric Utilities)	40,200	450,807
Kyushu Railway Company (Industrials, Road & Rail)	13,300	399,802
Lawson Incorporated (Consumer Staples, Food & Staples Retailing)	4,200	246,458
Lion Corporation (Consumer Staples, Household Products)	25,600	539,372
LIXIL Group Corporation (Industrials, Building Products)	24,300	476,552
M3 Incorporated (Health Care, Health Care Technology)	18,200	801,809
Makita Corporation (Industrials, Machinery)	24,300	1,102,259
Marubeni Corporation (Industrials, Trading Companies & Distributors)	148,000	1,214,263
Marui Group Company Limited (Consumer Discretionary, Multiline Retail)	18,300	404,343
Maruichi Steel Tube Limited (Materials, Metals & Mining)	6,700	205,324
Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	7,400	279,723
Mebuki Financial Group Incorporated (Financials, Banks)	87,500	310,278

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	103

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Japan (continued)
Medipal Holdings Corporation (Health Care, Health Care Providers & Services)	16,400	$330,775
Meiji Holdings Company Limited (Consumer Staples, Food Products)	12,300	816,974
Minebea Company Limited (Industrials, Machinery)	35,100	658,974
Misumi Group Incorporated (Industrials, Machinery)	24,600	634,096
Mitsubishi Chemical Holdings Corporation (Materials, Chemicals)	129,300	1,159,057
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	136,100	3,884,197
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	17,800	370,386
Mitsubishi Motors Corporation (Consumer Discretionary, Automobiles)	59,100	421,269
Mitsubishi UFJ Lease & Finance Company Limited (Financials, Diversified Financial Services)	43,600	245,252
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	154,400	2,574,260
Mitsui Chemicals Incorporated (Materials, Chemicals)	17,200	444,900
Mitsui Mining & Smelting Company Limited (Materials, Metals & Mining)	4,600	131,860
Mitsui OSK Lines Limited (Industrials, Marine)	9,900	266,233
Miura Company Limited (Industrials, Machinery)	9,100	255,121
Morinaga & Company Limited (Consumer Staples, Food Products)	4,000	155,522
Nabtesco Corporation (Industrials, Machinery)	10,100	263,340
Nagase & Company Limited (Industrials, Trading Companies & Distributors)	10,500	175,110
Nagoya Railroad Company Limited (Industrials, Road & Rail)	15,900	362,762
Nankai Electric Railway Company Limited (Industrials, Road & Rail)	9,400	244,750
NEC Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	22,000	607,866
Nexon Company Limited (Information Technology, Software) †	35,200	441,624
NGK Spark Plug Company Limited (Consumer Discretionary, Auto Components)	15,000	426,604
NH Foods Limited (Consumer Staples, Food Products)	9,000	328,458
NHK Spring Company Limited (Consumer Discretionary, Auto Components)	16,700	176,604
Nichirei Corporation (Consumer Staples, Food Products)	11,600	291,488
Nidec Corporation (Industrials, Electrical Equipment)	23,100	3,348,263
Nifco Incorporated (Consumer Discretionary, Auto Components)	7,500	205,877
Nihon Kohden Corporation (Health Care, Health Care Equipment & Supplies)	6,800	198,902
Nihon M&A Center Incorporated (Industrials, Professional Services)	11,500	301,085
Nippon Accommodations Fund Incorporated (Real Estate, Equity REITs)	39	177,257
Nippon Building Fund Incorporated (Real Estate, Equity REITs)	120	698,767
Nippon Express Company Limited (Industrials, Road & Rail)	8,000	501,125
Nippon Paper Industries Company Limited (Materials, Paper & Forest Products)	9,200	167,506
Nippon Prologis REIT Incorporated (Real Estate, Equity REITs)	144	280,587
Nippon Shinyaku Company Limited (Health Care, Pharmaceuticals)	5,100	299,730
Nippon Shokubai Company Limited (Materials, Chemicals)	2,900	213,761
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	109,700	4,887,184
Nippon Television Network Corporation (Consumer Discretionary, Media)	300	4,968
Nippon Yusen Kabushiki Kaisha (Industrials, Marine)	14,000	264,099
Nishi-Nippon Railroad Company Limited (Industrials, Road & Rail)	6,400	171,016
Nissan Chemical Industries Limited (Materials, Chemicals)	12,800	610,566
Nisshin Seifun Group Incorporated (Consumer Staples, Food Products)	22,500	450,162
Nissin Food Products Company Limited (Consumer Staples, Food Products)	7,500	478,580
Nitori Holdings Company Limited (Consumer Discretionary, Specialty Retail)	8,100	1,229,835
NOF Corporation (Materials, Chemicals)	7,100	235,793
Nomura Real Estate Holding Incorporated (Real Estate, Real Estate Management & Development)	10,400	225,485
Nomura Real Estate Master Fund Incorporated (Real Estate, Equity REITs)	337	469,513
Nomura Research Institute Limited (Information Technology, IT Services)	12,900	642,039
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	103,400	2,684,808
Obayashi Corporation (Industrials, Construction & Engineering)	60,400	565,893

The accompanying notes are an integral part of these financial statements.

104	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Japan (continued)
OBIC Company Limited (Information Technology, IT Services)	6,100	$573,162
Oji Holdings Corporation (Materials, Paper & Forest Products)	86,000	589,020
Olympus Corporation (Health Care, Health Care Equipment & Supplies)	27,500	1,119,949
Omron Corporation (Information Technology, Electronic Equipment, Instruments & Components)	18,100	810,436
Ono Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	43,900	1,153,704
Oracle Corporation (Japan) (Information Technology, Software)	2,600	218,324
Oriental Land Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	19,500	2,089,348
ORIX Corporation (Financials, Diversified Financial Services)	115,200	1,852,780
ORIX JREIT Incorporated (Real Estate, Equity REITs)	223	348,017
Osaka Gas Company Limited (Utilities, Gas Utilities)	35,500	663,129
OSG Corporation (Industrials, Machinery)	7,600	174,490
Otsuka Corporation (Information Technology, IT Services)	10,900	394,856
Otsuka Holdings Company Limited (Health Care, Pharmaceuticals)	43,100	2,021,367
Park24 Company Limited (Industrials, Commercial Services & Supplies)	9,600	281,667
Persol Holdings Company Limited (Industrials, Professional Services)	16,400	366,790
Pigeon Corporation (Consumer Staples, Household Products)	10,200	492,971
Pola Orbis Holdings Incorporated (Consumer Staples, Personal Products)	8,200	289,299
Recruit Holdings Company Limited (Industrials, Professional Services)	134,800	4,109,149
Relo Holdings Incorporated (Real Estate, Real Estate Management & Development)	9,600	263,091
Resona Holdings Incorporated (Financials, Banks)	200,400	1,136,099
Ricoh Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	63,700	667,901
Rinnai Corporation (Consumer Discretionary, Household Durables)	3,400	253,065
Rohto Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	9,500	303,528
Ryohin Keikaku Company Limited (Consumer Discretionary, Multiline Retail)	2,200	653,407
Sankyu Incorporated (Industrials, Road & Rail)	4,800	254,883
Santen Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	34,700	534,663
Sanwa Holdings Corporation (Industrials, Building Products)	18,500	212,123
Sapporo Holdings Limited (Consumer Staples, Beverages)	6,100	127,644
SBI Holdings Incorporated (Financials, Capital Markets)	18,500	510,328
SCREEN Holdings Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	3,800	287,625
SCSK Corporation (Information Technology, IT Services)	4,300	204,338
Sega Sammy Holdings Incorporated (Consumer Discretionary, Leisure Products)	16,300	262,889
Seibu Holdings Incorporated (Industrials, Industrial Conglomerates)	24,400	439,863
SEINO Holdings Company Limited (Industrials, Road & Rail)	14,400	220,452
Sekisui House Limited (Consumer Discretionary, Household Durables)	55,400	904,220
Seven Bank Limited (Financials, Banks)	58,300	181,548
SG Holdings Company Limited (Industrials, Air Freight & Logistics)	20,500	485,055
Shikoku Electric Power Company Incorporated (Utilities, Electric Utilities)	16,800	223,325
Shimadzu Corporation (Information Technology, Electronic Equipment, Instruments & Components)	23,100	685,037
Shimamura Company Limited (Consumer Discretionary, Specialty Retail)	2,000	184,862
Shimizu Corporation (Industrials, Construction & Engineering)	60,900	532,759
Shionogi & Company Limited (Health Care, Pharmaceuticals)	26,300	1,528,150
Shiseido Company Limited (Consumer Staples, Personal Products)	33,700	2,373,043
Shizuoka Bank Limited (Financials, Banks)	49,900	441,021
Showa Denko KK (Materials, Chemicals)	12,100	576,087
Showa Shell Sekiyu KK (Energy, Oil, Gas & Consumable Fuels)	16,300	328,758
Skylark Holdings Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	16,200	231,387
Sohgo Security Services Company Limited (Industrials, Commercial Services & Supplies)	7,400	325,677
Sojitz Corporation (Industrials, Trading Companies & Distributors)	104,100	362,584
Sompo Holdings Incorporated NKSJ Holdings Inc(Financials, Insurance)	33,200	1,417,521

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	105

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Japan (continued)
Sony Financial Holdings Incorporated (Financials, Insurance)	13,200	$263,145
Sotetsu Holdings Incorporated (Industrials, Road & Rail)	7,400	230,771
Square Enix Company Limited (Information Technology, Software)	7,500	342,228
Start Today Company Limited (Consumer Discretionary, Internet & Direct Marketing Retail)	14,300	492,926
Sugi Pharmacy Company Limited (Consumer Staples, Food & Staples Retailing)	3,600	177,878
Sumitomo Chemical Company Limited (Materials, Chemicals)	140,000	795,068
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	107,700	1,748,150
Sumitomo Dainippon Pharma Company Limited (Health Care, Pharmaceuticals)	13,400	285,222
Sumitomo Foresting Company Limited (Consumer Discretionary, Household Durables)	13,800	223,065
Sumitomo Heavy Industries Limited (Industrials, Machinery)	10,000	325,353
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	122,200	4,818,272
Sumitomo Osaka Cement Company (Materials, Construction Materials)	32,000	137,089
Sumitomo Rubber Industries Limited (Consumer Discretionary, Auto Components)	15,200	225,449
Sundrug Company Limited (Consumer Staples, Food & Staples Retailing)	5,800	208,280
Suntory Beverage & Food Limited (Consumer Staples, Beverages)	10,700	438,651
Suzuken Company Limited (Health Care, Health Care Providers & Services)	7,800	354,514
Sysmex Corporation (Health Care, Health Care Equipment & Supplies)	14,900	1,292,737
Taiheiyo Cement Corporation (Materials, Construction Materials)	10,600	320,547
Taisei Corporation (Industrials, Construction & Engineering)	19,200	858,825
Taisho Pharmaceutical Holding Company Limited (Health Care, Pharmaceuticals)	4,800	520,133
Taiyo Nippon Sanso Corporation (Materials, Chemicals)	17,200	253,255
Takara Holdings Incorporated (Consumer Staples, Beverages)	16,300	161,665
Takashimaya Company Limited (Consumer Discretionary, Multiline Retail)	15,000	242,192
TDK Corporation (Information Technology, Electronic Equipment, Instruments & Components)	10,900	1,225,281
Teijin Limited (Materials, Chemicals)	16,600	328,833
Terumo Corporation (Health Care, Health Care Equipment & Supplies)	28,100	1,550,293
The Chugoku Electric Power Company Incorporated (Utilities, Electric Utilities)	24,000	299,811
The Gunma Bank Limited (Financials, Banks)	35,400	180,648
The Iyo Bank Limited (Financials, Banks)	25,800	168,347
The Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	10,800	226,964
THK Company Limited (Industrials, Machinery)	10,400	278,556
TIS Incorporated (Information Technology, IT Services)	7,100	342,507
Tobu Railway Company Limited (Industrials, Road & Rail)	18,200	507,785
Toda Corporation (Industrials, Construction & Engineering)	22,200	154,247
Toho Company Limited Tokyo (Consumer Discretionary, Media)	11,900	365,215
Toho Gas Company Limited (Utilities, Gas Utilities)	8,200	274,908
Tohoku Electric Power Company Incorporated (Utilities, Electric Utilities)	42,400	531,956
Tokai Carbon Company Limited (Materials, Chemicals)	16,900	302,074
Tokuyama Corporation (Materials, Chemicals)	5,500	168,797
Tokyo Broadcasting System Incorporated (Consumer Discretionary, Media)	15,200	320,526
Tokyo Century Corporation (Financials, Diversified Financial Services)	4,400	243,146
Tokyo Electric Power Company Holdings Incorporated (Utilities, Electric Utilities) †	136,600	631,918
Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	14,300	2,429,237
Tokyo Gas Company Limited (Utilities, Gas Utilities)	36,500	864,949
Tokyu Corporation (Industrials, Road & Rail)	49,600	817,813
Tokyu Fudosan Holdings Corporation (Real Estate, Real Estate Management & Development)	42,500	289,555
Toray Industries Incorporated (Materials, Chemicals)	141,600	1,062,478
Tosoh Corporation (Materials, Chemicals)	27,000	424,282
TOTO Limited (Industrials, Building Products)	14,200	600,666
Toyo Suisan Kaisha Limited (Consumer Staples, Food Products)	8,500	313,271

The accompanying notes are an integral part of these financial statements.

106	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Japan (continued)
Toyoda Gosei Company Limited (Consumer Discretionary, Auto Components)	5,800	$144,700
Trend Micro Incorporated (Information Technology, Software)	10,700	674,107
Tsumura & Company (Health Care, Pharmaceuticals)	6,000	204,932
Tsuruha Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	3,600	411,160
UBE Industries Limited (Materials, Chemicals)	8,800	223,901
ULVAC Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	3,600	149,203
Unicharm Corporation (Consumer Staples, Household Products)	36,100	1,180,049
United Urban Investment Corporation (Real Estate, Equity REITs)	256	403,895
Wacoal Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5,400	159,896
Welcia Holdings Company Limiited (Consumer Staples, Food & Staples Retailing)	4,200	193,916
West Japan Railway Company (Industrials, Road & Rail)	16,700	1,120,648
Yakult Honsha Company Limited (Consumer Staples, Food Products)	11,300	803,438
Yamada Denki Company Limited (Consumer Discretionary, Specialty Retail)	60,800	301,510
Yamaguchi Financial Group (Financials, Banks)	20,500	225,461
Yamaha Corporation (Consumer Discretionary, Leisure Products)	15,700	750,311
Yamazaki Baking Company Limited (Consumer Staples, Food Products)	15,100	293,819
Yaskawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)	22,200	745,261
Yokogawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)	19,900	408,173
Zenkoku Hosho Company Limited (Financials, Diversified Financial Services)	4,100	166,052
Zensho Holdings Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	7,700	155,026
Zeon Corporation (Materials, Chemicals)	15,500	166,146

		199,235,833

Luxembourg: 0.25%
Aroundtown SA (Real Estate, Real Estate Management & Development)	53,929	481,066
B&M European Value Retail SA (Consumer Discretionary, Multiline Retail)	56,587	302,619
Eurofins Scientific SE (Health Care, Life Sciences Tools & Services)	917	517,728
RTL Group SA (Consumer Discretionary, Media)	2,950	221,204
SES SA (Consumer Discretionary, Media)	29,539	592,486
Subsea 7 SA (Energy, Energy Equipment & Services)	20,780	282,604

		2,397,707

Malta: 0.02%
Kindred Group plc SDR (Consumer Discretionary, Hotels, Restaurants & Leisure)	16,018	196,872

Netherlands: 3.27%
Aalberts Industries NV (Industrials, Machinery)	7,342	314,811
ABN AMRO Group NV (Financials, Banks) 144A	39,039	1,057,188
Aegon NV (Financials, Insurance)	145,156	870,418
Akzo Nobel NV (Materials, Chemicals)	20,636	1,928,715
Argenx SE (Health Care, Biotechnology) †	2,400	223,421
ASM International NV (Information Technology, Semiconductors & Semiconductor Equipment)	3,472	187,078
ASR Nederland NV (Financials, Insurance)	11,402	543,953
BE Semiconductor Industries NV (Information Technology, Semiconductors & Semiconductor Equipment)	5,360	116,344
Euronext NV (Financials, Capital Markets) 144A	4,215	276,919
Exor NV (Financials, Diversified Financial Services)	9,416	611,840
Fiat Chrysler Automobiles NV (Consumer Discretionary, Automobiles) †	90,800	1,534,567
Gemalto NV (Information Technology, Software) †	10,383	602,844
Heineken Holding NV (Consumer Staples, Beverages)	7,651	729,122

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	107

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Netherlands (continued)
Heineken NV (Consumer Staples, Beverages)	18,578	$1,835,994
IMCD Group NV (Industrials, Trading Companies & Distributors)	3,561	266,193
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	100,451	2,443,904
Koninklijke DSM NV (Materials, Chemicals)	14,591	1,530,721
Koninklijke KPN NV (Telecommunication Services, Diversified Telecommunication Services)	250,808	640,767
Koninklijke Philips NV (Industrials, Industrial Conglomerates)	76,712	3,427,282
Koninklijke Vopak NV (Energy, Oil, Gas & Consumable Fuels)	4,981	256,707
NN Group NV (Financials, Insurance)	26,760	1,147,107
Philips Lighting NV (Industrials, Electrical Equipment) 144A	8,802	247,658
Randstad Holdings NV (Industrials, Professional Services)	9,305	582,810
RELX NV (Industrials, Professional Services)	84,429	1,869,858
Unilever NV (Consumer Staples, Personal Products)	125,756	7,232,147
Wolters Kluwer NV (Consumer Discretionary, Media)	22,110	1,401,264

		31,879,632

New Zealand: 0.33%
A2 Milk Company Limited (Consumer Staples, Food Products) †	60,192	502,567
Auckland International Airport Limited (Industrials, Transportation Infrastructure)	75,812	358,373
Contact Energy Limited (Utilities, Electric Utilities)	56,905	208,948
Fisher & Paykel Healthcare Corporation (Health Care, Health Care Equipment & Supplies)	46,311	502,179
Fletcher Building Limited (Materials, Construction Materials)	67,021	282,009
Meridian Energy Limited (Utilities, Independent Power & Renewable Electricity Producers)	99,575	213,447
Ryman Healthcare Limited (Health Care, Health Care Providers & Services)	31,585	294,434
Spark New Zealand Limited (Telecommunication Services, Diversified Telecommunication Services)	142,967	377,402
Xero Limited (Information Technology, Software) †	8,297	304,618
Z Energy Limited (Energy, Oil, Gas & Consumable Fuels)	31,294	149,277

		3,193,254

Norway: 0.94%
Aker BP ASA (Energy, Oil, Gas & Consumable Fuels)	8,766	310,453
Den Norske Bank ASA (Financials, Banks)	79,995	1,629,251
Equinor ASA (Energy, Oil, Gas & Consumable Fuels)	94,219	2,416,664
Gjensidige Forsikring ASA (Financials, Insurance)	14,590	244,090
Marine Harvest ASA (Consumer Staples, Food Products)	33,611	726,034
Norsk Hydro ASA (Materials, Metals & Mining)	117,843	650,753
Orkla ASA (Consumer Staples, Food Products)	68,469	563,353
Schibsted ASA Class A (Consumer Discretionary, Media)	6,023	215,678
Storebrand ASA (Financials, Insurance)	37,455	331,846
Telenor ASA (Telecommunication Services, Diversified Telecommunication Services)	58,574	1,104,267
TGS Nopec Geophysical Company ASA (Energy, Energy Equipment & Services)	7,997	303,720
Yara International ASA (Materials, Chemicals)	14,289	657,698

		9,153,807

Portugal: 0.19%
Energias de Portugal SA (Utilities, Electric Utilities)	198,431	775,056
Galp Energia SGPS SA (Energy, Oil, Gas & Consumable Fuels)	37,197	754,292
Jeronimo Martins SA (Consumer Staples, Food & Staples Retailing)	18,849	282,348

		1,811,696

The accompanying notes are an integral part of these financial statements.

108	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Singapore: 1.58%
Ascendas REIT (Real Estate, Equity REITs)	194,600	$388,477
CapitaLand Commercial Trust Limited (Real Estate, Equity REITs)	220,500	284,350
CapitaLand Limited (Real Estate, Real Estate Management & Development)	206,963	517,200
CapitaLand Mall Trust (Real Estate, Equity REITs)	204,300	318,533
City Developments Limited (Real Estate, Real Estate Management & Development)	36,775	248,641
ComfortDelGro Corporation Limited (Industrials, Road & Rail)	177,637	296,374
DBS Group Holdings Limited (Financials, Banks)	157,013	2,854,158
Genting Singapore Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	459,324	358,076
Jardine Cycle & Carriage Limited (Consumer Discretionary, Distributors)	7,777	183,808
Keppel Corporation Limited (Industrials, Industrial Conglomerates)	118,343	563,025
Mapletree Commercial Trust (Real Estate, Equity REITs)	144,400	171,485
Oversea-Chinese Banking Corporation Limited (Financials, Banks)	320,896	2,641,889
SembCorp Industries Limited (Industrials, Industrial Conglomerates)	69,200	137,639
Singapore Airlines Limited (Industrials, Airlines)	42,400	302,736
Singapore Airport Terminal Services Limited (Industrials, Transportation Infrastructure)	51,200	189,125
Singapore Exchange Limited (Financials, Capital Markets)	66,274	357,794
Singapore Press Holdings Limited (Consumer Discretionary, Media)	140,700	287,028
Singapore Technologies Engineering Limited (Industrials, Aerospace & Defense)	124,369	302,643
Singapore Telecommunications Limited (Telecommunication Services, Diversified Telecommunication Services)	589,655	1,387,626
Suntec REIT (Real Estate, Equity REITs)	158,900	216,490
United Overseas Bank Limited (Financials, Banks)	116,686	2,300,480
UOL Group Limited (Real Estate, Real Estate Management & Development)	43,773	220,372
Venture Corporation Limited (Information Technology, Electronic Equipment, Instruments & Components)	22,100	291,597
Wilmar International Limited (Consumer Staples, Food Products)	225,185	525,002

		15,344,548

South Africa: 0.07%
Old Mutual Limited (Financials, Insurance)	339,946	694,756

Spain: 1.28%
Actividades de Construccion y Servicios SA (Industrials, Construction & Engineering)	22,087	919,873
Aena SA (Industrials, Transportation Infrastructure) 144A	6,188	1,095,365
Amadeus IT Holding SA Class A (Information Technology, IT Services)	34,390	3,190,262
Bankinter SA (Financials, Banks)	50,589	450,039
Bolsas y Mercados Espanoles (Financials, Capital Markets)	5,275	172,790
Cellnex Telecom SA (Telecommunication Services, Diversified Telecommunication Services) 144A	11,214	287,928
Enagás SA (Energy, Oil, Gas & Consumable Fuels)	19,373	538,569
Endesa SA (Utilities, Electric Utilities)	23,957	536,418
Gas Natural SDG SA (Utilities, Gas Utilities)	27,746	744,929
Grifols SA (Health Care, Biotechnology)	23,525	691,677
Inmobiliaria Colonial Socimi SA (Real Estate, Equity REITs)	21,236	229,858
Mapfre SA (Financials, Insurance)	76,239	224,687
Merlin Properties Socimi SA (Real Estate, Equity REITs)	29,164	407,072
Red Electrica Corporacion SA (Utilities, Electric Utilities)	33,529	704,430
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	108,275	2,081,893
Viscofan SA (Consumer Staples, Food Products)	2,866	208,751

		12,484,541

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	109

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Sweden: 2.71%
Alfa Laval AB (Industrials, Machinery)	22,282	$597,182
Assa Abloy AB Class B (Industrials, Building Products)	87,164	1,776,611
Atlas Copco AB Class A (Industrials, Machinery)	54,636	1,557,504
BillerudKorsnas AB (Materials, Containers & Packaging)	14,032	165,711
Castellum AB (Real Estate, Real Estate Management & Development)	20,903	378,054
Dometic Group AB (Consumer Discretionary, Auto Components) 144A	22,591	214,420
Electrolux AB Class B (Consumer Discretionary, Household Durables)	19,088	425,794
Elekta AB Class B (Health Care, Health Care Equipment & Supplies)	28,039	366,540
Epiroc AB Class A (Industrials, Machinery) †	51,818	538,286
Ericsson LM Class B (Information Technology, Communications Equipment)	227,141	1,915,951
Essity Aktiebolag AB (Consumer Staples, Household Products)	52,336	1,356,307
Fabege AB (Real Estate, Real Estate Management & Development)	18,719	250,087
Fastighets AB Balder B Shares (Real Estate, Real Estate Management & Development) †	7,259	206,376
Getinge AB Class B (Health Care, Health Care Equipment & Supplies)	16,144	192,418
Hennes & Mauritz AB Class B (Consumer Discretionary, Specialty Retail)	70,676	952,275
Hexagon AB Class B (Information Technology, Electronic Equipment, Instruments & Components)	22,342	1,327,061
Hexpol AB (Materials, Chemicals)	19,636	209,669
Husqvarna AB Class B (Consumer Discretionary, Household Durables)	31,771	252,566
ICA Gruppen AB (Consumer Staples, Food & Staples Retailing)	5,751	175,137
Industrivarden AB Class A (Financials, Diversified Financial Services)	14,365	315,412
Investor AB Class B (Financials, Diversified Financial Services)	38,749	1,748,655
Kinnevik AB Class B (Financials, Diversified Financial Services)	18,893	620,598
Loomis AB Class B (Industrials, Commercial Services & Supplies)	5,685	182,887
Lundbergforetagen AB Class B (Financials, Diversified Financial Services)	6,008	201,818
Nibe Industrier AB Class B (Industrials, Building Products)	27,653	318,254
Sandvik AB (Industrials, Machinery)	94,333	1,650,929
Securitas AB (Industrials, Commercial Services & Supplies)	25,508	453,809
SKF AB Class B (Industrials, Machinery)	30,781	591,544
Svenska Cellulosa AB Class B (Materials, Paper & Forest Products)	48,734	567,266
Swedbank AB Class A (Financials, Banks)	76,843	1,788,072
Swedish Match AB (Consumer Staples, Tobacco)	14,016	749,296
Swedish Orphan Biovitrum AB (Health Care, Biotechnology) †	11,023	351,236
Tele2 AB Class B (Telecommunication Services, Wireless Telecommunication Services)	25,343	312,591
Telia Company AB (Telecommunication Services, Diversified Telecommunication Services)	221,911	984,206
Trelleborg AB Class B (Industrials, Machinery)	19,780	386,509
Volvo AB Class B (Industrials, Machinery)	132,496	2,281,878

		26,362,909

Switzerland: 4.70%
Adecco SA (Industrials, Professional Services)	14,588	893,717
Baloise Holding AG (Financials, Insurance)	4,121	633,509
Barry Callebaut AG (Consumer Staples, Food Products)	187	333,388
BB Biotech AG (Health Care, Biotechnology)	31,735	2,205,161
Bucher Industries AG (Industrials, Machinery)	511	179,147
Cembra Money Bank AG (Financials, Consumer Finance)	2,169	202,970
Chocoladefabriken Lindt & Sprungli AG (Consumer Staples, Food Products)	9	792,984
Clariant AG (Materials, Chemicals)	16,543	413,383
Coca-Cola HBC AG (Consumer Staples, Beverages)	14,845	507,704
DKSH Holding AG (Industrials, Professional Services)	2,403	175,034
dormakaba Holding AG (Industrials, Building Products)	233	163,587

The accompanying notes are an integral part of these financial statements.

110	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Switzerland (continued)
Flughafen Zuerich AG (Industrials, Transportation Infrastructure)	1,537	$317,787
GAM Holding AG (Financials, Capital Markets)	11,561	89,279
Geberit AG (Industrials, Building Products)	3,071	1,396,644
Georg Fischer AG (Industrials, Machinery)	333	435,983
Givaudan SA (Materials, Chemicals)	639	1,554,565
Helvetia Holding AG (Financials, Insurance)	541	324,851
Julius Baer Group Limited (Financials, Capital Markets)	18,976	1,008,660
Kuehne & Nagel International AG (Industrials, Marine)	4,725	762,922
Logitech International SA (Information Technology, Technology Hardware, Storage & Peripherals)	12,760	629,805
Lonza Group AG (Health Care, Life Sciences Tools & Services)	5,785	1,861,585
OC Oerlikon Corporation AG (Information Technology, Electronic Equipment, Instruments & Components)	15,176	221,083
Pargesa Holding SA (Financials, Diversified Financial Services)	3,126	253,982
Partners Group Holding AG (Financials, Capital Markets)	1,788	1,403,836
PSP Swiss Property AG (Real Estate, Real Estate Management & Development)	3,365	334,330
Roche Holding AG (Health Care, Pharmaceuticals)	55,766	13,854,478
Schindler Holding AG - Participation Certificate (Industrials, Machinery)	3,192	761,404
SGS SA (Industrials, Professional Services)	438	1,153,690
Sika AG (Materials, Chemicals)	10,896	1,615,430
Sonova Holding AG (Health Care, Health Care Equipment & Supplies)	4,402	835,211
Straumann Holding AG (Health Care, Health Care Equipment & Supplies)	919	732,450
Sunrise Communications Group AG (Telecommunication Services, Diversified Telecommunication Services) 144A	2,324	211,959
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,643	1,127,825
Swiss Life Holding AG (Financials, Insurance)	2,948	1,068,184
Swiss Prime Site AG (Real Estate, Real Estate Management & Development)	6,041	556,888
Swisscom AG (Telecommunication Services, Diversified Telecommunication Services)	2,105	940,165
Tecan Group AG (Health Care, Life Sciences Tools & Services)	902	215,531
Temenos Group AG (Information Technology, Software)	4,766	860,511
VAT Group AG (Industrials, Machinery) 144A	1,638	211,753
Vifor Pharma AG (Health Care, Pharmaceuticals)	3,396	625,943
Zurich Insurance Group AG (Financials, Insurance)	12,787	3,894,478

		45,761,796

Thailand: 0.03%
Thai Beverage PCL (Consumer Staples, Beverages)	614,900	277,759

United Kingdom: 16.78%
3i Group plc (Financials, Capital Markets)	80,976	941,053
Admiral Group plc (Financials, Insurance)	17,773	479,270
Aggreko plc (Industrials, Commercial Services & Supplies)	19,491	211,907
Anglo American plc (Materials, Metals & Mining)	81,161	1,622,090
Antofagasta plc (Materials, Metals & Mining)	30,664	320,261
Associated British Foods plc (Consumer Staples, Food Products)	31,229	926,744
AstraZeneca plc (Health Care, Pharmaceuticals)	101,156	7,599,778
Babcock International Group plc (Industrials, Commercial Services & Supplies)	19,836	183,461
BAE Systems plc (Industrials, Aerospace & Defense)	257,323	2,021,655
Balfour Beatty plc (Industrials, Construction & Engineering)	54,175	203,471
Barratt Developments plc (Consumer Discretionary, Household Durables)	83,992	590,192
BBA Aviation plc (Industrials, Transportation Infrastructure)	71,277	285,723
Beazley plc (Financials, Insurance)	41,759	321,853
Bellway plc (Consumer Discretionary, Household Durables)	10,148	383,903

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	111

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

United Kingdom (continued)
BHP Billiton plc (Materials, Metals & Mining)	180,876	$3,854,657
BP plc (Energy, Oil, Gas & Consumable Fuels)	1,736,901	12,324,132
British American Tobacco plc (Consumer Staples, Tobacco)	189,100	9,123,582
Britvic plc (Consumer Staples, Beverages)	20,922	221,063
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	724,057	2,040,273
BTG plc (Health Care, Pharmaceuticals) †	26,418	186,318
Bunzl plc (Industrials, Trading Companies & Distributors)	27,674	860,354
Burberry Group plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	35,411	1,026,516
Carnival plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	15,137	908,804
Centrica plc (Utilities, Multi-Utilities)	467,241	868,046
Cineworld Group plc (Consumer Discretionary, Media)	78,037	313,833
Close Brothers Group plc (Financials, Capital Markets)	12,161	251,627
Cobham plc (Industrials, Aerospace & Defense) †	199,579	321,878
Compass Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	130,812	2,812,671
ConvaTec Limited (Health Care, Health Care Equipment & Supplies) 144A	111,951	309,581
Croda International plc (Materials, Chemicals)	10,900	720,697
CYBG plc (Financials, Banks)	69,116	297,490
Daily Mail & General Trust plc Class A (Consumer Discretionary, Media)	22,691	221,810
Dechra Pharmaceuticals plc (Health Care, Pharmaceuticals)	7,599	307,374
Derwent Valley Holdings plc (Real Estate, Equity REITs)	8,699	343,071
Diageo plc (Consumer Staples, Beverages)	203,866	7,121,620
Direct Line Insurance Group plc (Financials, Insurance)	112,547	482,821
Dixons Carphone plc (Consumer Discretionary, Specialty Retail)	80,664	172,866
DS Smith plc (Materials, Containers & Packaging)	89,149	570,952
easyJet plc (Industrials, Airlines)	15,767	311,727
Electrocomponents plc (Information Technology, Electronic Equipment, Instruments & Components)	34,826	334,924
EVRAZ plc (Materials, Metals & Mining)	33,271	214,593
Experian Group Limited plc (Industrials, Professional Services)	75,339	1,875,327
Ferguson plc (Industrials, Trading Companies & Distributors)	19,347	1,550,344
Fresnillo plc (Materials, Metals & Mining)	14,846	172,685
G4S plc (Industrials, Commercial Services & Supplies)	123,956	400,793
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	402,096	8,134,325
Great Portland Estates plc (Real Estate, Equity REITs)	19,929	186,414
GVC Holdings plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	45,497	650,010
Halma plc (Information Technology, Electronic Equipment, Instruments & Components)	29,873	554,597
Hammerson plc (Real Estate, Equity REITs)	65,259	398,574
Hargreaves Lansdown plc (Financials, Capital Markets)	20,778	592,628
Hays plc (Industrials, Professional Services)	94,961	250,410
Hiscox Limited (Financials, Insurance)	23,468	512,663
HomeServe plc (Industrials, Commercial Services & Supplies)	21,351	287,600
Howden Joinery Group plc (Industrials, Trading Companies & Distributors)	49,406	315,586
IG Group Holdings plc (Financials, Capital Markets)	29,214	342,385
IMI plc (Industrials, Machinery)	23,065	361,224
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	79,354	2,822,986
Inchcape plc (Consumer Discretionary, Distributors)	32,952	295,627
Indivior plc (Health Care, Pharmaceuticals) †	58,029	203,502
Informa plc (Consumer Discretionary, Media)	103,480	1,022,810
Inmarsat plc (Telecommunication Services, Diversified Telecommunication Services)	36,847	260,062
Intermediate Capital Group (Financials, Capital Markets)	23,625	321,294
Intertek Group plc (Industrials, Professional Services)	13,112	872,731

The accompanying notes are an integral part of these financial statements.

112	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

United Kingdom (continued)
Intu Properties plc (Real Estate, Equity REITs)	59,863	$122,623
Investec plc (Financials, Capital Markets)	50,679	332,719
ITV plc (Consumer Discretionary, Media)	338,579	705,174
IWG plc (Industrials, Commercial Services & Supplies)	53,772	167,311
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	139,782	587,517
John Wood Group plc (Energy, Energy Equipment & Services)	56,861	529,734
Johnson Matthey plc (Materials, Chemicals)	16,204	734,428
Jupiter Fund Management plc (Financials, Capital Markets)	35,528	193,085
Kazakhmys plc (Materials, Metals & Mining) †	17,784	107,441
Kingfisher plc (Consumer Discretionary, Specialty Retail)	172,827	612,808
Legal & General Group plc (Financials, Insurance)	497,837	1,641,305
London Stock Exchange Group plc (Financials, Capital Markets)	25,984	1,557,685
Man Group plc (Financials, Capital Markets)	126,627	282,036
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)	128,342	501,829
Mediclinic International plc (Health Care, Health Care Providers & Services)	27,243	174,159
Meggitt plc (Industrials, Aerospace & Defense)	56,647	395,254
Merlin Entertainment plc (Consumer Discretionary, Hotels, Restaurants & Leisure) 144A	55,321	266,730
Micro Focus International plc (Information Technology, Software)	36,647	620,019
Mondi plc (Materials, Paper & Forest Products)	30,736	854,733
Moneysupermarket.com Group plc (Information Technology, Internet Software & Services)	41,118	151,393
National Grid plc (Utilities, Multi-Utilities)	281,865	2,959,934
NEX Group plc (Financials, Capital Markets)	24,786	338,048
Next plc (Consumer Discretionary, Multiline Retail)	11,668	831,984
NMC Health plc (Health Care, Health Care Providers & Services)	7,907	402,250
Ocado Group plc (Consumer Discretionary, Internet & Direct Marketing Retail) †	50,277	699,073
Pearson plc (Consumer Discretionary, Media)	63,742	758,124
Pennon Group plc (Utilities, Water Utilities)	34,327	342,052
Persimmon plc (Consumer Discretionary, Household Durables)	26,470	834,934
Phoenix Group Holdings (Financials, Insurance)	47,510	437,320
Playtech plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	23,457	161,786
Polymetal International plc (Materials, Metals & Mining)	19,285	160,763
Quilter plc (Financials, Capital Markets) 144A	114,693	209,420
Randgold Resources Limited (Materials, Metals & Mining)	7,996	520,601
Reckitt Benckiser Group plc (Consumer Staples, Household Products)	55,601	4,727,985
RELX plc (Industrials, Professional Services)	83,505	1,851,247
Rentokil Initial plc (Industrials, Commercial Services & Supplies)	151,615	638,824
Rightmove plc (Information Technology, Internet Software & Services)	81,040	516,969
Rio Tinto plc (Materials, Metals & Mining)	99,863	4,737,212
Rolls-Royce Holdings plc (Industrials, Aerospace & Defense)	156,013	2,032,744
Rotork plc (Industrials, Machinery)	66,849	292,932
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	385,903	12,537,753
Royal Mail plc (Industrials, Air Freight & Logistics)	87,577	508,656
RPC Group plc (Materials, Containers & Packaging)	32,406	300,055
RSA Insurance Group plc (Financials, Insurance)	87,786	718,825
Schroders plc (Financials, Capital Markets)	9,237	368,241
Segro plc (Real Estate, Equity REITs)	82,317	702,430
Severn Trent plc (Utilities, Water Utilities)	20,258	525,532
Shire plc (Health Care, Biotechnology)	75,458	4,400,772
Sky plc (Consumer Discretionary, Media)	84,166	1,680,948
Smith & Nephew plc (Health Care, Health Care Equipment & Supplies)	77,114	1,357,153

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	113

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name		Shares	Value

United Kingdom (continued)
Smiths Group plc (Industrials, Industrial Conglomerates)		32,029	$669,159
Spectris plc (Information Technology, Electronic Equipment, Instruments & Components)		9,961	303,994
Spirax-Sarco Engineering plc (Industrials, Machinery)		5,768	533,176
SSE plc (Utilities, Electric Utilities)		84,908	1,379,290
SSP Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		35,723	321,552
Tate & Lyle plc (Consumer Staples, Food Products)		38,962	338,634
Taylor Wimpey plc (Consumer Discretionary, Household Durables)		272,369	590,934
TechnipFMC plc - BATS Exchange (Energy, Energy Equipment & Services)		39,345	1,204,310
Tesco plc (Consumer Staples, Food & Staples Retailing)		831,953	2,658,714
The Berkeley Group Holdings plc (Consumer Discretionary, Household Durables)		11,763	555,563
The British Land Company plc (Real Estate, Equity REITs)		80,112	660,142
The Sage Group plc (Information Technology, Software)		93,104	718,676
The Weir Group plc (Industrials, Machinery)		19,603	476,391
TP Icap plc (Financials, Capital Markets)		44,243	163,473
Travis Perkins plc (Industrials, Trading Companies & Distributors)		20,734	309,261
Unilever plc (Consumer Staples, Personal Products)		102,368	5,828,843
United Utilities Group plc (Utilities, Water Utilities)		57,299	550,900
Victrex plc (Materials, Chemicals)		6,762	277,726
WH Smith plc (Consumer Discretionary, Specialty Retail)		8,830	236,280
Whitbread plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		14,941	890,257
William Hill plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		70,709	236,144
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)		191,981	655,213
WPP plc (Consumer Discretionary, Media)		104,525	1,732,514

			163,382,914

Total Common Stocks (Cost $851,300,807)			884,104,243

	Dividend yield
Preferred Stocks: 0.55%

Germany: 0.55%
Fuchs Petrolub SE (Materials, Chemicals)	1.55%	5,546	324,773
Henkel AG & Company KGaA (Consumer Staples, Household Products)	1.73	14,642	1,868,677
Sartorius AG Vorzug (Health Care, Health Care Equipment & Supplies)	0.34	2,435	442,053
Schaeffler AG Preference (Consumer Discretionary, Auto Components)	4.95	12,342	167,614
Volkswagen AG (Consumer Discretionary, Automobiles) †	0.00	15,352	2,509,745

			5,312,862

Total Preferred Stocks (Cost $5,362,649)			5,312,862

Rights: 0.00%

United Kingdom: 0.00%
GVC CVR †(a)		174,403	0

Total Rights (Cost $0)			0

The accompanying notes are an integral part of these financial statements.

114	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Yield	Shares	Value

Short-Term Investments: 4.20%

Investment Companies: 4.20%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.87%	40,929,757	$40,929,757

Total Short-Term Investments (Cost $40,929,757)			40,929,757

Total investments in securities (Cost $897,593,213)	95.57%	930,346,862
Other assets and liabilities, net	4.43	43,087,393

Total net assets	100.00%	$973,434,255

†	Non-income-earning security

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

SDR	Swedish depositary receipt

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	493	9/21/2018	$48,769,994	$48,284,420	$0	$(485,574)

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	27,179,905	230,301,089	216,551,237	40,929,757	$0	$0	$226,231	$40,929,757	4.20%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	115

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Common Stocks: 92.02%

Consumer Discretionary: 12.65%

Auto Components: 0.15%
Adient plc	8,967	$388,181
Dana Incorporated	13,864	271,318
Lear Corporation	6,316	1,024,455
The Goodyear Tire & Rubber Company	22,636	513,611
Visteon Corporation †	2,950	325,651

		2,523,216

Automobiles: 0.54%
Ford Motor Company	371,695	3,523,669
General Motors Company	118,731	4,280,253
Harley-Davidson Incorporated	15,832	674,760
Thor Industries Incorporated	4,653	444,082

		8,922,764

Distributors: 0.18%
Genuine Parts Company	13,560	1,353,966
LKQ Corporation †	27,607	952,994
Pool Corporation	3,706	608,748

		2,915,708

Diversified Consumer Services: 0.19%
Bright Horizons Family Solutions Incorporated †	5,461	652,207
Grand Canyon Education Incorporated †	4,560	543,278
H&R Block Incorporated	19,110	517,117
Service Corporation International	17,484	733,629
ServiceMaster Global Holdings Incorporated †	12,826	773,023

		3,219,254

Hotels, Restaurants & Leisure: 2.48%
Aramark	22,950	942,786
Carnival Corporation	38,691	2,379,110
Chipotle Mexican Grill Incorporated †	2,303	1,094,340
Cracker Barrel Old Country Store Incorporated	2,255	336,198
Darden Restaurants Incorporated	11,603	1,346,412
Domino’s Pizza Incorporated	4,016	1,199,017
Dunkin Brands Group Incorporated	7,807	569,052
Hilton Grand Vacations Incorporated †	9,371	306,057
Hilton Worldwide Holdings Incorporated	24,739	1,920,241
Hyatt Hotels Corporation Class A	3,781	292,498
Interval Leisure Group Incorporated	9,851	336,215
Marriott International Incorporated Class A	25,638	3,242,438
McDonald’s Corporation	73,808	11,973,872
Norwegian Cruise Line Holdings Limited †	19,207	1,029,687
Planet Fitness Incorporated Class A †	8,290	425,857
Six Flags Entertainment Corporation	6,609	446,438
Starbucks Corporation	128,355	6,860,575

The accompanying notes are an integral part of these financial statements.

116	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Hotels, Restaurants & Leisure (continued)
Texas Roadhouse Incorporated	6,215	$428,524
The Wendy’s Company	17,786	313,923
Vail Resorts Incorporated	3,733	1,112,621
Wyndham Worldwide Corporation	9,232	408,054
Wynn Resorts Limited	9,201	1,364,876
Yum! Brands Incorporated	30,798	2,676,038

		41,004,829

Household Durables: 0.54%
D.R. Horton Incorporated	32,868	1,462,955
Garmin Limited	9,360	637,790
Leggett & Platt Incorporated	12,232	555,822
Lennar Corporation Class A	26,635	1,376,230
Mohawk Industries Incorporated †	5,833	1,117,544
Newell Rubbermaid Incorporated	42,845	930,593
NVR Incorporated †	321	856,572
Pulte Group Incorporated	24,494	684,607
Toll Brothers Incorporated	13,369	484,359
Whirlpool Corporation	6,707	838,241

		8,944,713

Internet & Direct Marketing Retail: 0.09%
Qurate Retail Incorporated †	40,832	848,897
Wayfair Incorporated Class A †	5,015	677,878

		1,526,775

Leisure Products: 0.16%
Hasbro Incorporated	10,692	1,061,823
Mattel Incorporated	32,334	498,914
Polaris Industries Incorporated	5,472	593,438
The Brunswick Corporation	8,156	541,722

		2,695,897

Media: 3.11%
Cable One Incorporated	470	393,738
CBS Corporation Class B	31,230	1,655,815
Charter Communications Incorporated Class A †	16,157	5,015,133
Cinemark Holdings Incorporated	10,150	378,798
Comcast Corporation Class A	434,298	16,064,683
Discovery Communications Incorporated Class A †	14,367	399,834
Discovery Communications Incorporated Class C †	32,065	822,147
DISH Network Corporation Class A †	20,896	738,674
Interpublic Group of Companies Incorporated	36,046	841,674
Live Nation Incorporated †	12,932	642,462
News Corporation Class A	36,071	471,448
Nexstar Media Group Incorporated Class A	4,234	347,188
Omnicom Group Incorporated	21,193	1,469,099
Sirius XM Holdings Incorporated	111,197	789,499
The Madison Square Garden Company Class A †	1,718	518,733

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	117

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Media (continued)
The Walt Disney Company	135,334	$15,160,115
Tribune Media Company Class A	7,295	269,113
Twenty-First Century Fox Incorporated Class A	98,901	4,490,105
Viacom Incorporated Class B	33,244	973,384

		51,441,642

Multiline Retail: 0.73%
Dollar General Corporation	25,464	2,743,237
Dollar Tree Incorporated †	23,548	1,895,849
Kohl’s Corporation	15,689	1,241,157
Macy’s Incorporated	28,954	1,058,269
Nordstrom Incorporated	10,727	674,192
Target Corporation	50,967	4,459,613

		12,072,317

Specialty Retail: 3.36%
Aaron’s Incorporated	6,648	330,539
Advance Auto Parts Incorporated	6,649	1,090,635
American Eagle Outfitters Incorporated	15,347	398,408
AutoNation Incorporated †	5,696	258,314
AutoZone Incorporated †	2,528	1,938,673
Best Buy Company Incorporated	22,872	1,819,696
Burlington Stores Incorporated †	6,478	1,089,470
CarMax Incorporated †	17,484	1,364,626
Five Below Incorporated †	5,131	597,608
Foot Locker Incorporated	11,022	543,385
L Brands Incorporated	22,042	582,570
Lowe’s Companies Incorporated	74,531	8,105,246
O’Reilly Automotive Incorporated †	7,694	2,580,721
Ross Stores Incorporated	34,992	3,351,534
The Gap Incorporated	26,591	807,037
The Home Depot Incorporated	109,112	21,906,416
The TJX Companies Incorporated	54,495	5,992,815
Tractor Supply Company	11,565	1,020,958
ULTA Beauty Incorporated †	5,353	1,391,780
Williams-Sonoma Incorporated	7,199	505,586

		55,676,017

Textiles, Apparel & Luxury Goods: 1.12%
Carter’s Incorporated	4,367	462,596
HanesBrands Incorporated	33,578	588,958
Michael Kors Holdings Limited †	13,791	1,001,502
Nike Incorporated Class B	119,049	9,785,828
PVH Corporation	7,684	1,100,041
Ralph Lauren Corporation	5,223	693,667
Skechers U.S.A. Incorporated Class A †	12,415	365,994
Tapestry Incorporated	26,789	1,357,934
Under Armour Incorporated Class A †	17,313	354,051
VF Corporation	30,951	2,851,516

		18,562,087

The accompanying notes are an integral part of these financial statements.

118	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Consumer Staples: 8.87%

Beverages: 2.37%
Brown-Forman Corporation Class B	26,432	$1,380,279
Constellation Brands Incorporated Class A	15,440	3,214,608
Molson Coors Brewing Company Class B	18,097	1,207,794
Monster Beverage Corporation †	39,277	2,391,577
PepsiCo Incorporated	133,859	14,993,547
The Coca-Cola Company	362,803	16,170,130

		39,357,935

Food & Staples Retailing: 1.75%
Casey’s General Stores Incorporated	3,556	405,989
Costco Wholesale Corporation	40,567	9,457,385
Sysco Corporation	44,574	3,335,027
The Kroger Company	79,293	2,497,730
US Foods Holding Corporation †	20,253	660,045
Wal-Mart Stores Incorporated	132,448	12,696,465

		29,052,641

Food Products: 1.21%
Archer Daniels Midland Company	51,083	2,574,583
Bunge Limited	13,217	858,841
Campbell Soup Company	19,131	754,718
ConAgra Foods Incorporated	36,872	1,355,046
Flowers Foods Incorporated	17,821	359,093
General Mills Incorporated	55,393	2,548,632
Hain Celestial Group Incorporated †	8,066	230,365
Hormel Foods Corporation	25,114	983,213
Ingredion Incorporated	6,702	677,371
Kellogg Company	26,097	1,873,504
Lamb Weston Holdings Incorporated	13,695	925,782
McCormick & Company Incorporated	11,275	1,408,022
Pinnacle Foods Incorporated	11,179	742,509
Post Holdings Incorporated †	5,934	577,141
The Hershey Company	13,134	1,320,230
The J.M. Smucker Company	10,288	1,063,573
Tyson Foods Incorporated Class A	27,582	1,732,425

		19,985,048

Household Products: 1.95%
Church & Dwight Company Incorporated	23,230	1,314,353
Colgate-Palmolive Company	81,984	5,444,557
Energizer Holdings Incorporated	5,507	350,190
Kimberly-Clark Corporation	32,764	3,785,553
The Clorox Company	12,153	1,761,942
The Procter & Gamble Company	236,509	19,618,422

		32,275,017

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	119

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Personal Products: 0.27%
Coty Incorporated Class A	40,978	$506,488
Herbalife Limited Herbalife Ltd †	10,371	586,895
NU Skin Enterprises Incorporated Class A	5,132	408,507
The Estee Lauder Companies Incorporated Class A	20,860	2,922,903

		4,424,793

Tobacco: 1.32%
Altria Group Incorporated	177,235	10,371,792
Philip Morris International Incorporated	147,029	11,452,089

		21,823,881

Energy: 4.97%

Energy Equipment & Services: 0.45%
Apergy Corporation †	7,322	331,101
Baker Hughes Incorporated	39,602	1,305,678
Halliburton Company	76,729	3,060,720
Helmerich & Payne Incorporated	9,926	650,848
National Oilwell Varco Incorporated	35,281	1,660,677
Patterson-UTI Energy Incorporated	20,739	355,259

		7,364,283

Oil, Gas & Consumable Fuels: 4.52%
Andeavor Corporation	13,485	2,060,373
Antero Resources Corporation †	21,783	403,203
Centennial Resource Development Class A †	17,141	330,307
Chevron Corporation	179,695	21,286,670
Delek US Holdings Incorporated	7,278	396,651
Exxon Mobil Corporation	398,292	31,931,070
HollyFrontier Corporation	16,545	1,232,933
Marathon Petroleum Corporation	44,508	3,662,563
ONEOK Incorporated	38,491	2,536,942
PBF Energy Incorporated Class A	9,846	511,204
Peabody Energy Corporation	8,608	355,596
Phillips 66 Company	39,602	4,693,233
Plains GP Holdings LP Class A	13,627	351,304
Range Resources Corporation	22,798	374,343
Valero Energy Corporation	40,490	4,772,961

		74,899,353

Financials: 9.78%

Banks: 2.32%
Associated Banc Corporation	15,814	430,932
Bank of Hawaii Corporation	4,038	335,679
BankUnited Incorporated	10,072	390,693
BB&T Corporation	72,547	3,747,778
Chemical Financial Corporation	6,671	381,048
CIT Group Incorporated	11,441	620,560
Citizens Financial Group Incorporated	45,769	1,883,852

The accompanying notes are an integral part of these financial statements.

120	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Banks (continued)
Commerce Bancshares Incorporated	8,922	$633,997
Fifth Third Bancorp	64,521	1,898,853
First Horizon National Corporation	30,538	562,510
FNB Corporation	30,458	409,660
Fulton Financial Corporation	16,313	296,897
Hancock Holding Company	8,151	420,184
Home Bancshares Incorporated	14,841	347,428
Huntington Bancshares Incorporated	99,913	1,619,590
IBERIABANK Corporation	5,027	435,590
Investors Bancorp Incorporated	23,804	304,691
M&T Bank Corporation	12,580	2,228,547
MB Financial Incorporated	7,710	373,627
People’s United Financial Incorporated	33,253	615,513
PNC Financial Services Group Incorporated	41,501	5,957,054
SunTrust Banks Incorporated	44,135	3,246,571
Synovus Financial Corporation	10,575	529,385
TCF Financial Corporation	14,926	378,374
UMB Financial Corporation	4,328	325,639
Umpqua Holdings Corporation	20,672	442,381
United Bankshares Incorporated	9,662	380,683
US Bancorp	144,714	7,830,475
Valley National Bancorp	29,947	360,861
Webster Financial Corporation	8,574	560,568
Wintrust Financial Corporation	5,327	471,706

		38,421,326

Capital Markets: 1.81%
BGC Partners Incorporated Class A	22,847	283,760
CBOE Holdings Incorporated	10,538	1,062,230
CME Group Incorporated	31,783	5,553,444
Eaton Vance Corporation	10,893	574,388
FactSet Research Systems Incorporated	3,610	828,098
Interactive Brokers Group Incorporated Class A	6,552	407,272
Intercontinental Exchange Incorporated	54,154	4,128,159
Lazard Limited Class A	11,971	576,284
Legg Mason Incorporated	8,032	250,598
LPL Financial Holdings Incorporated	8,308	550,322
MarketAxess Holdings Incorporated	3,436	652,222
Moody’s Corporation	15,548	2,767,855
MSCI Incorporated	8,257	1,488,407
Raymond James Financial Incorporated	12,413	1,154,906
S&P Global Incorporated	23,426	4,850,353
SEI Investments Company	13,556	855,112
Stifel Financial Corporation	6,581	367,680
T. Rowe Price Group Incorporated	22,489	2,606,250
The NASDAQ OMX Group Incorporated	10,941	1,044,209

		30,001,549

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	121

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Consumer Finance: 0.89%
Ally Financial Incorporated	40,886	$1,099,016
American Express Company	66,321	7,028,700
Credit Acceptance Corporation †	1,267	578,652
Discover Financial Services	33,052	2,582,022
First Cash Financial Services Incorporated	4,291	348,858
Navient Corporation	24,444	333,416
SLM Corporation †	40,518	474,871
Synchrony Financial	69,382	2,197,328

		14,642,863

Diversified Financial Services: 1.52%
Berkshire Hathaway Incorporated Class B †	120,923	25,239,049

Insurance: 2.93%
AFLAC Incorporated	72,921	3,371,867
Alleghany Corporation	1,403	886,387
American Financial Group Incorporated	6,272	698,450
Aon plc	22,926	3,337,109
Arch Capital Group Limited †	37,570	1,148,515
Arthur J. Gallagher & Company	17,011	1,227,174
Assurant Incorporated	4,964	510,398
Assured Guaranty Limited	10,666	434,533
Athene Holding Limited Class A †	14,752	732,584
Axis Capital Holdings Limited	7,655	440,316
Brown & Brown Incorporated	21,810	664,769
Chubb Limited	40,704	5,504,809
Cincinnati Financial Corporation	14,605	1,119,765
CNO Financial Group Incorporated	15,783	341,071
Erie Indemnity Company Class A	2,336	288,566
Everest Reinsurance Group Limited	4,788	1,067,820
First American Financial Corporation	10,131	576,049
Loews Corporation	26,789	1,347,755
Markel Corporation †	1,284	1,552,099
Marsh & McLennan Companies Incorporated	47,701	4,036,936
Old Republic International Corporation	27,204	603,385
Primerica Incorporated	4,149	507,215
Reinsurance Group of America Incorporated	6,077	868,099
Selective Insurance Group Incorporated	5,459	350,468
The Allstate Corporation	32,533	3,271,844
The Hanover Insurance Group Incorporated	4,173	511,151
The Hartford Financial Services Group Incorporated	33,848	1,704,924
The Progressive Corporation	54,520	3,681,736
The Travelers Companies Incorporated	25,388	3,341,061
Torchmark Corporation	9,962	875,859
Unum Group	20,456	754,417
W.R. Berkley Corporation	8,960	701,210
White Mountain Insurance Group Limited	215	199,509
Willis Towers Watson plc	12,475	1,837,193

		48,495,043

The accompanying notes are an integral part of these financial statements.

122	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Mortgage REITs: 0.21%
AGNC Investment Corporation	34,861	$663,056
Annaly Capital Management Incorporated	112,483	1,194,569
Chimera Investment Corporation	18,233	339,681
MFA Financial Incorporated	33,438	256,135
New Residential Investment Corporation	31,992	594,091
Starwood Property Trust Incorporated	18,982	418,173

		3,465,705

Thrifts & Mortgage Finance: 0.10%
Essent Group Limited †	8,597	372,766
MGIC Investment Corporation †	34,154	434,439
New York Community Bancorp Incorporated	44,456	478,791
Radian Group Incorporated	20,146	409,568

		1,695,564

Health Care: 17.93%

Biotechnology: 1.44%
AbbVie Incorporated	147,073	14,116,067
Gilead Sciences Incorporated	121,761	9,220,961
United Therapeutics Corporation †	4,016	493,928

		23,830,956

Health Care Equipment & Supplies: 4.70%
Abbott Laboratories	162,763	10,879,079
ABIOMED Incorporated †	3,862	1,570,212
Baxter International Incorporated	47,373	3,523,130
Becton Dickinson & Company	24,802	6,494,900
Boston Scientific Corporation †	129,150	4,592,574
Cantel Medical Corporation	3,400	329,800
Danaher Corporation	58,260	6,032,240
Dentsply Sirona Incorporated	21,180	845,506
DexCom Incorporated †	7,873	1,136,704
Edwards Lifesciences Corporation †	19,549	2,819,748
Globus Medical Incorporated Class A †	6,754	359,786
Haemonetics Corporation †	5,017	560,098
Hill-Rom Holdings Incorporated	6,203	603,366
Hologic Incorporated †	25,662	1,020,321
ICU Medical Incorporated †	1,475	451,350
IDEXX Laboratories Incorporated †	8,066	2,049,087
Insulet Corporation †	5,418	564,935
Integra LifeSciences Holdings Corporation †	6,020	358,009
Intuitive Surgical Incorporated †	10,504	5,882,240
LivaNova plc †	4,576	574,517
Masimo Corporation †	4,511	531,802
Medtronic plc	126,491	12,194,997
Neogen Corporation †	4,693	438,514
Penumbra Incorporated †	2,896	402,110
ResMed Incorporated	13,273	1,478,745
Steris plc	7,990	914,216

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	123

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Health Care Equipment & Supplies (continued)
Stryker Corporation	28,898	$4,896,188
Teleflex Incorporated	4,267	1,055,784
The Cooper Companies Incorporated	4,605	1,177,867
Varian Medical Systems Incorporated †	8,596	962,924
West Pharmaceutical Services Incorporated	6,930	811,157
Zimmer Biomet Holdings Incorporated	19,083	2,359,231

		77,871,137

Health Care Providers & Services: 4.37%
Aetna Incorporated	30,723	6,152,895
AmerisourceBergen Corporation	15,175	1,365,295
Anthem Incorporated	24,053	6,367,551
Cardinal Health Incorporated	29,234	1,525,722
Centene Corporation †	15,923	2,332,401
Chemed Corporation	1,480	478,839
CVS Health Corporation	95,225	7,164,729
DaVita HealthCare Partners Incorporated †	14,220	985,304
Encompass Health Corporation	8,809	718,726
Express Scripts Holding Company †	52,493	4,620,434
HCA Holdings Incorporated	26,124	3,503,490
Henry Schein Incorporated †	14,869	1,155,024
Humana Incorporated	13,008	4,335,046
Laboratory Corporation of America Holdings †	9,586	1,657,132
McKesson Corporation	19,300	2,484,875
MEDNAX Incorporated †	8,762	414,881
Molina Healthcare Incorporated †	5,312	733,056
UnitedHealth Group Incorporated	89,288	23,970,256
Universal Health Services Incorporated Class B	8,061	1,049,220
WellCare Health Plans Incorporated †	4,175	1,263,230

		72,278,106

Health Care Technology: 0.15%
athenahealth Incorporated †	3,662	563,582
Cerner Corporation †	29,824	1,941,841

		2,505,423

Life Sciences Tools & Services: 1.20%
Agilent Technologies Incorporated	30,282	2,045,246
Bio-Rad Laboratories Incorporated Class A †	2,002	651,251
Bio-Techne Corporation	2,903	557,870
Charles River Laboratories International Incorporated †	3,653	451,182
ICON plc ADR †	5,085	757,767
IQVIA Holdings Incorporated †	14,768	1,876,865
Mettler-Toledo International Incorporated †	2,375	1,388,093
PerkinElmer Incorporated	9,769	902,949
PRA Health Sciences Incorporated †	4,433	468,125
Syneos Health Incorporated †	7,477	372,728
Thermo Fisher Scientific Incorporated	37,702	9,014,548
Waters Corporation †	7,109	1,347,013

		19,833,637

The accompanying notes are an integral part of these financial statements.

124	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Pharmaceuticals: 6.07%
Bristol-Myers Squibb Company	153,885	$9,317,737
Catalent Incorporated †	12,701	530,902
Eli Lilly & Company	90,752	9,587,949
Johnson & Johnson	251,411	33,862,548
Merck & Company Incorporated	253,208	17,367,537
Mylan NV †	45,556	1,782,578
Perrigo Company plc	11,846	906,337
Pfizer Incorporated	556,498	23,105,797
Zoetis Incorporated	45,432	4,116,139

		100,577,524

Industrials: 11.86%

Aerospace & Defense: 3.18%
BWX Technologies Incorporated	9,436	578,616
Curtiss-Wright Corporation	3,819	511,555
General Dynamics Corporation	24,283	4,696,332
Harris Corporation	11,141	1,810,524
Hexcel Corporation	8,417	556,532
Huntington Ingalls Industries Incorporated	4,161	1,017,240
KLX Incorporated †	4,720	348,525
L-3 Technologies Incorporated	7,239	1,547,119
Lockheed Martin Corporation	22,391	7,174,300
Northrop Grumman Corporation	16,134	4,815,838
Raytheon Company	26,909	5,366,731
Rockwell Collins Incorporated	15,514	2,109,128
Spirit AeroSystems Holdings Incorporated Class A	10,716	916,218
Teledyne Technologies Incorporated †	3,148	746,894
Textron Incorporated	22,220	1,533,847
The Boeing Company	55,251	18,939,490

		52,668,889

Air Freight & Logistics: 0.97%
C.H. Robinson Worldwide Incorporated	13,072	1,255,958
Expeditors International of Washington Incorporated	16,457	1,205,969
FedEx Corporation	23,198	5,659,152
United Parcel Service Incorporated Class B	64,528	7,929,201

		16,050,280

Airlines: 0.27%
Alaska Air Group Incorporated	11,449	772,693
JetBlue Airways Corporation †	29,991	572,228
Southwest Airlines Company	50,025	3,066,533

		4,411,454

Building Products: 0.54%
A.O. Smith Corporation	13,658	793,257
Allegion plc	8,908	776,956
Fortune Brands Home & Security Incorporated	13,893	736,051

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	125

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Building Products (continued)
Johnson Controls International plc	87,651	$3,310,578
Lennox International Incorporated	3,712	827,071
Masco Corporation	29,258	1,110,926
Owens Corning Incorporated	10,380	587,716
Trex Company Incorporated †	5,465	462,886
USG Corporation	7,682	331,094

		8,936,535

Commercial Services & Supplies: 0.64%
Cintas Corporation	8,192	1,747,927
Copart Incorporated †	18,969	1,219,896
Deluxe Corporation	4,475	265,010
KAR Auction Services Incorporated	12,652	793,154
Republic Services Incorporated	20,730	1,520,753
Rollins Incorporated	9,020	541,922
Stericycle Incorporated †	8,030	495,371
The Brink’s Company	4,578	343,808
Waste Management Incorporated	40,460	3,677,814

		10,605,655

Construction & Engineering: 0.21%
AECOM Technology Corporation †	14,893	501,001
EMCOR Group Incorporated	5,382	431,098
Fluor Corporation	13,174	756,319
Jacobs Engineering Group Incorporated	13,257	963,651
Quanta Services Incorporated †	14,073	486,785
Valmont Industries Incorporated	2,099	294,700

		3,433,554

Electrical Equipment: 0.75%
Acuity Brands Incorporated	3,801	580,945
AMETEK Incorporated	21,536	1,657,411
Eaton Corporation plc	41,270	3,431,188
Emerson Electric Company	59,325	4,552,007
EnerSys	3,933	326,400
Hubbell Incorporated	5,168	653,028
Regal-Beloit Corporation	4,222	353,381
Sensata Technologies Holding plc †	16,042	849,424

		12,403,784

Industrial Conglomerates: 1.60%
3M Company	55,614	11,730,105
Carlisle Companies Incorporated	5,684	720,788
Honeywell International Incorporated	70,111	11,151,856
Roper Industries Incorporated	9,489	2,831,233

		26,433,982

The accompanying notes are an integral part of these financial statements.

126	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Machinery: 2.23%
AGCO Corporation	6,339	$378,185
Allison Transmission Holdings Incorporated	12,609	626,163
Barnes Group Incorporated	4,741	322,672
Crane Company	4,884	445,812
Cummins Incorporated	15,157	2,149,263
Deere & Company	30,422	4,374,684
Donaldson Company Incorporated	12,192	616,915
Dover Corporation	14,517	1,246,575
Flowserve Corporation	12,364	644,412
Fortive Corporation	28,553	2,397,881
Graco Incorporated Graco Inc	15,687	737,446
IDEX Corporation	7,225	1,106,942
Illinois Tool Works Incorporated	27,298	3,791,146
Ingersoll-Rand plc	23,364	2,366,540
ITT Incorporated	8,306	490,968
John Bean Technologies Corporation	2,926	346,146
Kennametal Incorporated	7,519	307,076
Lincoln Electric Holdings Incorporated	5,860	551,778
Nordson Corporation	4,853	674,664
Oshkosh Corporation	6,987	490,907
Paccar Incorporated	32,524	2,225,292
Parker-Hannifin Corporation	12,356	2,169,714
Snap-on Incorporated	5,292	935,520
Stanley Black & Decker Incorporated	14,477	2,034,453
Terex Corporation	6,988	270,785
The Middleby Corporation †	5,191	630,914
The Timken Company	6,582	320,214
The Toro Company	9,692	589,177
Trinity Industries Incorporated	14,057	503,803
WABCO Holdings Incorporated †	5,084	625,739
Wabtec Corporation	8,068	873,926
Woodward Governor Company	5,265	424,148
Xylem Incorporated	16,814	1,276,351

		36,946,211

Marine: 0.03%
Kirby Corporation †	5,116	446,627

Professional Services: 0.58%
ASGN Incorporated †	4,686	433,877
Dun & Bradstreet Corporation	3,485	498,076
Equifax Incorporated	11,227	1,504,081
IHS Markit Limited †	33,577	1,846,735
Manpower Incorporated	6,248	585,625
Nielsen Holdings plc	33,583	873,158
Robert Half International Incorporated	11,451	895,239
TransUnion	17,196	1,294,859
Verisk Analytics Incorporated †	14,502	1,727,043

		9,658,693

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	127

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Road & Rail: 0.57%
Genesee & Wyoming Incorporated Class A †	5,726	$503,258
J.B. Hunt Transport Services Incorporated	8,218	992,324
Kansas City Southern	9,757	1,131,422
Knight-Swift Transportation Holdings Incorporated	12,334	420,959
Landstar System Incorporated	3,947	457,063
Norfolk Southern Corporation	26,519	4,610,063
Old Dominion Freight Line Incorporated	6,534	995,782
Ryder System Incorporated	5,032	386,659

		9,497,530

Trading Companies & Distributors: 0.27%
Beacon Roofing Supply Incorporated †	6,313	234,086
Fastenal Company	26,925	1,571,343
MSC Industrial Direct Company Class A	4,275	365,427
W.W. Grainger Incorporated	4,434	1,569,946
Watsco Incorporated	2,977	520,945
WESCO International Incorporated †	4,476	273,707

		4,535,454

Transportation Infrastructure: 0.02%
Macquarie Infrastructure Company LLC	7,441	350,025

Information Technology: 10.02%

Communications Equipment: 0.36%
ARRIS International plc †	16,281	421,841
Ciena Corporation †	11,686	369,044
CommScope Holdings Incorporated †	17,861	566,015
F5 Networks Incorporated †	5,842	1,104,839
Juniper Networks Incorporated	32,009	910,016
Lumentum Holdings Incorporated †	5,586	379,289
Motorola Solutions Incorporated	15,176	1,947,991
Viasat Incorporated †	5,208	327,167

		6,026,202

Electronic Equipment, Instruments & Components: 0.85%
Amphenol Corporation Class A	28,264	2,673,209
Arrow Electronics Incorporated †	8,383	649,934
Avnet Incorporated	11,231	543,580
Belden Incorporated	3,710	269,791
CDW Corporation of Delaware	14,192	1,242,652
Coherent Incorporated †	2,306	439,524
Dolby Laboratories Incorporated Class A	5,494	385,624
FLIR Systems Incorporated	13,014	816,498
Jabil Circuit Incorporated	14,500	428,620
Keysight Technologies Incorporated †	17,472	1,133,758
Littelfuse Incorporated	2,299	513,964
National Instruments Corporation	11,444	546,451
Synnex Corporation	2,873	278,595
TE Connectivity Limited	33,093	3,033,966

The accompanying notes are an integral part of these financial statements.

128	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Tech Data Corporation †	3,911	$284,525
Zebra Technologies Corporation Class A †	4,938	848,052

		14,088,743

Internet Software & Services: 0.71%
2U Incorporated †	4,725	422,226
Akamai Technologies Incorporated †	15,600	1,172,184
eBay Incorporated †	87,537	3,029,656
GoDaddy Incorporated Class A †	12,679	1,032,831
GrubHub Incorporated †	8,094	1,166,426
IAC Corporation †	7,201	1,420,037
J2 Global Incorporated	4,419	364,877
Nutanix Incorporated Class A †	10,586	596,204
Stamps.com Incorporated †	1,549	384,849
VeriSign Incorporated †	7,798	1,236,841
Yelp Incorporated †	7,449	350,997
Zillow Group Incorporated Class C †	10,372	504,598

		11,681,726

IT Services: 4.04%
Accenture plc Class A	60,342	10,202,022
Alliance Data Systems Corporation	4,523	1,079,097
Amdocs Limited	13,502	881,411
Automatic Data Processing Incorporated	39,028	5,727,359
Black Knight Incorporated †	12,157	649,184
Booz Allen Hamilton Holding Corporation	13,349	682,935
Broadridge Financial Solutions Incorporated	10,909	1,474,242
CACI International Incorporated Class A †	2,290	446,550
Cognizant Technology Solutions Corporation Class A	54,905	4,306,199
Conduent Incorporated †	18,485	428,482
CoreLogic Incorporated †	7,604	386,587
DXC Technology Company	26,785	2,439,846
EPAM Systems Incorporated †	4,753	679,346
Euronet Worldwide Incorporated †	4,659	455,650
Fidelity National Information Services Incorporated	30,919	3,344,508
First Data Corporation Class A †	43,685	1,123,578
Fiserv Incorporated †	38,374	3,072,606
Gartner Incorporated †	8,341	1,249,148
Global Payments Incorporated	15,072	1,877,670
International Business Machines Corporation	86,686	12,697,765
Jack Henry & Associates Incorporated	7,221	1,144,095
Leidos Holdings Incorporated	14,204	1,005,217
Maximus Incorporated	6,129	407,579
Paychex Incorporated	30,054	2,201,456
Sabre Corporation	21,027	549,015
Square Incorporated Class A †	24,679	2,187,547
Teradata Corporation †	11,261	466,994
The Western Union Company	42,982	813,219
Total System Services Incorporated	15,725	1,527,527

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	129

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

IT Services (continued)
WEX Incorporated †	4,022	$765,065
Worldpay Incorporated Class A †	27,671	2,694,879

		66,966,778

Semiconductors & Semiconductor Equipment: 1.45%
Applied Materials Incorporated	97,762	4,205,721
Entegris Incorporated	12,948	438,937
KLA-Tencor Corporation	14,573	1,693,528
Lam Research Corporation	15,010	2,598,081
Maxim Integrated Products Incorporated	26,686	1,613,702
MKS Instruments Incorporated	5,124	476,020
ON Semiconductor Corporation †	39,228	837,126
Silicon Laboratories Incorporated †	3,964	388,472
Teradyne Incorporated	18,387	757,361
Texas Instruments Incorporated	93,378	10,495,687
Versum Materials Incorporated	10,386	413,259

		23,917,894

Software: 1.94%
Ansys Incorporated †	7,831	1,456,409
Aspen Technology Incorporated †	6,695	772,335
Blackbaud Incorporated	4,438	464,082
CA Incorporated	29,385	1,287,063
Cadence Design Systems Incorporated †	26,350	1,239,504
CDK Global Incorporated	12,501	779,062
Citrix Systems Incorporated †	12,039	1,372,687
Electronic Arts Incorporated †	30,884	3,502,554
Ellie Mae Incorporated †	3,142	331,073
Fair Isaac Corporation †	2,789	644,203
Fortinet Incorporated †	13,411	1,123,305
HubSpot Incorporated †	3,238	465,301
Intuit Incorporated	23,074	5,064,051
Manhattan Associates Incorporated †	6,204	359,770
Micro Focus International plc ADR	1	17
Nuance Communications Incorporated †	27,291	445,389
Paycom Software Incorporated †	4,571	709,054
PTC Incorporated †	10,801	1,079,452
RealPage Incorporated †	5,967	372,341
Red Hat Incorporated †	16,699	2,466,943
RingCentral Incorporated Class A †	5,992	558,155
SS&C Technologies Holdings Incorporated	18,880	1,120,339
Symantec Corporation	58,296	1,175,247
Synopsys Incorporated †	13,892	1,418,929
Take-Two Interactive Software Incorporated †	10,570	1,411,729
Tyler Technologies Incorporated †	3,396	838,642
VMware Incorporated Class A †	6,815	1,044,467
Zendesk Incorporated †	9,376	645,913

		32,148,016

The accompanying notes are an integral part of these financial statements.

130	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Technology Hardware, Storage & Peripherals: 0.67%
Hewlett Packard Enterprise Company	142,971	$2,363,311
HP Incorporated	152,809	3,766,742
NCR Corporation †	10,919	310,209
NetApp Incorporated	25,024	2,172,333
Pure Storage Incorporated Class A †	14,669	393,716
Seagate Technology plc	25,459	1,363,075
Xerox Corporation	22,967	639,861

		11,009,247

Materials: 3.23%

Chemicals: 2.06%
Air Products & Chemicals Incorporated	20,952	3,484,108
Ashland Global Holdings Incorporated	5,983	503,769
Axalta Coating Systems Limited †	20,886	637,023
Cabot Corporation	4,292	278,637
Celanese Corporation Series A	12,903	1,507,457
CF Industries Holdings Incorporated	21,922	1,138,848
Eastman Chemical Company	12,588	1,221,414
Ecolab Incorporated	24,127	3,630,631
Huntsman Corporation	20,190	615,593
Ingevity Corporation †	3,954	399,394
International Flavors & Fragrances Incorporated	7,423	967,143
LyondellBasell Industries NV Class A	30,968	3,492,571
NewMarket Corporation	873	350,108
Olin Corporation	16,170	496,904
PolyOne Corporation	7,626	322,275
PPG Industries Incorporated	23,568	2,605,207
Praxair Incorporated	27,262	4,312,576
RPM International Incorporated	12,492	843,210
Scotts Miracle-Gro Company Class A	2,726	203,687
Sensient Technologies Corporation	3,998	283,938
The Chemours Company	17,462	761,343
The Mosaic Company	33,174	1,037,351
The Sherwin-Williams Company	7,826	3,565,369
Trinseo SA	3,641	280,903
Valvoline Incorporated	18,161	390,825
W.R. Grace & Company	6,003	424,172
Westlake Chemical Corporation	2,935	277,563

		34,032,019

Construction Materials: 0.11%
Eagle Materials Incorporated	4,435	409,484
Martin Marietta Materials Incorporated	5,878	1,168,076
Summit Materials Incorporated Class A †	10,373	220,634

		1,798,194

Containers & Packaging: 0.63%
AptarGroup Incorporated	5,772	604,386
Avery Dennison Corporation	8,286	871,521

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	131

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Containers & Packaging (continued)
Ball Corporation	32,434	$1,358,336
Bemis Company Incorporated	8,714	429,426
Berry Global Group Incorporated †	12,454	594,429
Crown Holdings Incorporated †	12,433	532,257
Graphic Packaging Holding Company	29,362	417,528
International Paper Company	39,011	1,995,023
Owens-Illinois Incorporated †	15,430	272,648
Packaging Corporation of America	8,885	976,639
Sealed Air Corporation	15,570	624,513
Sonoco Products Company	9,389	526,160
WestRock Company	23,828	1,312,446

		10,515,312

Metals & Mining: 0.41%
Alcoa Corporation †	17,597	786,058
Newmont Mining Corporation	50,332	1,561,802
Nucor Corporation	30,188	1,886,750
Reliance Steel & Aluminum Company	6,718	590,445
Royal Gold Incorporated	6,176	470,982
Steel Dynamics Incorporated	21,514	983,835
United States Steel Corporation	17,323	514,147

		6,794,019

Paper & Forest Products: 0.02%
Louisiana-Pacific Corporation	13,657	398,238

Real Estate: 5.34%

Equity REITs: 5.20%
Alexandria Real Estate Equities Incorporated	9,287	1,191,986
American Campus Communities Incorporated	12,945	542,784
American Homes 4 Rent Class A	24,840	576,288
American Tower Corporation	41,598	6,203,094
Apartment Investment & Management Company Class A	14,621	640,400
Apple Hospitality REIT Incorporated	21,149	373,280
AvalonBay Communities Incorporated	12,950	2,373,606
Boston Properties Incorporated	14,325	1,868,696
Brixmor Property Group Incorporated	28,075	511,527
Camden Property Trust	8,883	844,418
Colony Capital Incorporated	47,493	291,132
CoreSite Realty Corporation	3,162	368,278
Cousins Properties Incorporated	39,046	365,080
Crown Castle International Corporation	39,013	4,448,652
CubeSmart REIT	17,415	532,028
CyrusOne Incorporated	8,977	601,100
Digital Realty Trust Incorporated	19,409	2,412,151
Douglas Emmett Incorporated	15,448	603,399
Duke Realty Corporation	33,361	950,455
EPR Properties	6,970	489,155
Equinix Incorporated	7,446	3,247,424

The accompanying notes are an integral part of these financial statements.

132	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Equity REITs (continued)
Equity Commonwealth †	8,274	$265,264
Equity Lifestyle Properties Incorporated	6,040	585,155
Equity Residential	33,975	2,301,806
Essex Property Trust Incorporated	6,186	1,523,488
Extra Space Storage Incorporated	11,492	1,059,677
Federal Realty Investment Trust	6,836	892,850
First Industrial Realty Trust Incorporated	11,461	372,024
Forest City Realty Trust Incorporated	23,452	589,818
Gaming and Leisure Properties Incorporated	19,392	694,040
Gramercy Property Trust Incorporated	15,372	420,424
HCP Incorporated	44,854	1,212,404
Healthcare Realty Trust Incorporated	10,111	313,037
Healthcare Trust of America Incorporated Class A	19,955	570,114
Highwoods Properties Incorporated	9,580	476,509
Hospitality Properties Trust	15,138	438,851
Host Hotels & Resorts Incorporated	67,567	1,454,718
Hudson Pacific Properties Incorporated	14,542	492,101
Invitation Homes Incorporated	27,829	650,364
Iron Mountain Incorporated	25,764	930,080
JBG Smith Properties	10,371	388,498
Kilroy Realty Corporation	9,069	663,307
Kimco Realty Corporation	38,647	661,250
Lamar Advertising Company Class A	7,840	604,072
LaSalle Hotel Properties	10,616	372,728
Liberty Property Trust	13,895	607,906
Life Storage Incorporated	4,400	429,440
Medical Properties Trust Incorporated	34,196	514,650
Mid-America Apartment Communities Incorporated	10,597	1,097,425
National Retail Properties Incorporated	14,611	673,421
Omega Healthcare Investors Incorporated	18,573	613,838
Paramount Group Incorporated	19,749	313,614
Park Hotels & Resorts Incorporated	18,924	633,008
Prologis Incorporated	62,826	4,220,639
Public Storage Incorporated	14,026	2,981,647
Rayonier Incorporated	12,359	430,464
Realty Income Corporation	26,776	1,568,270
Regency Centers Corporation	14,245	940,597
RLJ Lodging Trust	16,152	353,890
Ryman Hospitality Properties Incorporated	4,170	370,004
Sabra Health Care REIT Incorporated	16,482	388,646
SBA Communications Corporation †	10,932	1,696,974
Senior Housing Properties Trust	22,175	423,764
Simon Property Group Incorporated	28,903	5,290,116
SL Green Realty Corporation	8,380	874,872
Spirit Realty Capital Incorporated	43,876	367,242
STORE Capital Corporation	16,966	488,790
Sun Communities Incorporated	6,219	641,676
Sunstone Hotel Investors Incorporated	20,867	350,148
Taubman Centers Incorporated	5,408	349,411
The Macerich Company	13,077	768,143

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	133

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Equity REITs (continued)
UDR Incorporated	24,846	$993,095
Ventas Incorporated	33,592	2,011,153
VEREIT Incorporated	91,869	718,416
VICI Properties Incorporated	27,164	567,999
Vornado Realty Trust	16,235	1,250,095
Weingarten Realty Investors	11,516	356,190
Welltower Incorporated	35,041	2,337,585
Weyerhaeuser Company	71,235	2,472,567
WP Carey Incorporated	10,116	673,523

		86,136,730

Real Estate Management & Development: 0.14%
CBRE Group Incorporated Class A †	29,364	1,433,257
Jones Lang LaSalle Incorporated	4,227	644,702
Realogy Holdings Corporation	12,062	258,006

		2,335,965

Telecommunication Services: 2.91%

Diversified Telecommunication Services: 2.75%
AT&T Incorporated	676,559	21,609,294
CenturyLink Incorporated	103,394	2,208,496
Verizon Communications Incorporated	387,679	21,078,107
Zayo Group Holdings Incorporated †	20,285	703,078

		45,598,975

Wireless Telecommunication Services: 0.16%
Sprint Corporation †	53,559	327,245
T-Mobile US Incorporated †	29,425	1,943,227
Telephone & Data Systems Incorporated	9,233	277,359

		2,547,831

Utilities: 4.46%

Electric Utilities: 2.57%
ALLETE Incorporated	4,933	370,370
Alliant Energy Corporation	21,950	940,338
American Electric Power Company Incorporated	46,105	3,307,112
Duke Energy Corporation	65,556	5,325,769
Edison International	30,500	2,004,765
Entergy Corporation	16,897	1,412,420
Evergy Incorporated	13,306	759,107
Eversource Energy	29,398	1,835,317
Exelon Corporation	89,989	3,933,419
FirstEnergy Corporation	44,600	1,667,148
Hawaiian Electric Industries Incorporated	10,642	375,343
IDACORP Incorporated	4,744	464,200
NextEra Energy Incorporated	43,985	7,481,849
OGE Energy Corporation	18,397	677,562
PG&E Corporation	47,391	2,188,516

The accompanying notes are an integral part of these financial statements.

134	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Electric Utilities (continued)
Pinnacle West Capital Corporation	10,644	$836,086
PNM Resources Incorporated	7,402	288,308
Portland General Electric Company	8,462	392,637
PPL Corporation	64,515	1,918,676
The Southern Company	95,104	4,163,653
Xcel Energy Incorporated	47,441	2,279,540

		42,622,135

Gas Utilities: 0.22%
Atmos Energy Corporation	10,271	947,294
National Fuel Gas Company	7,770	431,468
New Jersey Resources Corporation	8,053	367,217
ONE Gas Incorporated	4,787	375,923
Southwest Gas Corporation	4,034	311,909
Spire Incorporated	4,425	329,884
UGI Corporation	16,235	877,502

		3,641,197

Independent Power & Renewable Electricity Producers: 0.16%
AES Corporation	60,787	818,193
NRG Energy Incorporated	28,513	1,009,075
Vistra Energy Corporation †	32,185	757,635

		2,584,903

Multi-Utilities: 1.38%
Ameren Corporation	22,912	1,448,726
Avista Corporation	5,765	295,802
Black Hills Corporation	5,109	300,665
CenterPoint Energy Incorporated	39,452	1,096,371
CMS Energy Corporation	26,729	1,316,136
Consolidated Edison Incorporated	29,250	2,308,703
Dominion Energy Incorporated	63,049	4,461,978
DTE Energy Company	17,019	1,891,492
MDU Resources Group Incorporated	17,935	500,207
NiSource Incorporated	32,177	871,031
Public Service Enterprise Group Incorporated	47,318	2,477,097
SCANA Corporation	12,237	469,167
Sempra Energy	24,629	2,858,934
Vectren Corporation	7,948	565,898
WEC Energy Group Incorporated	29,645	2,003,409

		22,865,616

Water Utilities: 0.13%
American Water Works Company Incorporated	16,960	1,484,509
Aqua America Incorporated	15,966	593,616

		2,078,125

Total Common Stocks (Cost $1,293,088,767)		1,523,712,590

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	135

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name		Shares	Value

Exchange-Traded Funds: 0.03%
Brookfield Property Partners LP		23,753	$474,585

Total Exchange-Traded Funds (Cost $479,811)			474,585

	Yield

Short-Term Investments: 1.01%

Investment Companies: 1.01%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.87%	16,690,970	16,690,970

Total Short-Term Investments (Cost $16,690,970)			16,690,970

Total investments in securities (Cost $1,310,259,548)	93.06%	1,540,878,145
Other assets and liabilities, net	6.94	114,986,219

Total net assets	100.00%	$1,655,864,364

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	947	9-21-2018	136,258,949	$137,414,435	$1,155,486	$0

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	39,764,513	266,950,885	290,024,428	16,690,970	$0	$0	$311,696	$16,690,970	1.01%

The accompanying notes are an integral part of these financial statements.

136	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Common Stocks: 91.73%

Consumer Discretionary: 14.73%

Auto Components: 1.23%
American Axle & Manufacturing Holdings Incorporated †	27,341	$484,167
Cooper Tire & Rubber Company	12,393	357,538
Cooper-Standard Holdings Incorporated †	4,454	616,567
Dorman Products Incorporated †	6,814	551,798
Fox Factory Holding Corporation †	8,953	591,346
Horizon Global Corporation †	5,643	43,790
LCI Industries	6,077	564,857
Modine Manufacturing Company †	12,195	205,486
Motorcar Parts of America Incorporated †	4,798	127,339
Shiloh Industries Incorporated †	3,657	32,840
Standard Motor Products Incorporated	5,080	257,912
Stoneridge Incorporated †	6,779	202,895
Strattec Security Corporation	911	31,247
Superior Industries International Incorporated	5,839	126,706
Tenneco Incorporated	12,619	539,967
Tower International Incorporated	4,831	163,288
Voxx International Corporation †	4,960	26,784

		4,924,527

Automobiles: 0.07%
Winnebago Industries Incorporated	7,241	267,555

Distributors: 0.11%
Core Mark Holding Company Incorporated	11,189	400,231
Weyco Group Incorporated	1,474	52,283

		452,514

Diversified Consumer Services: 0.85%
Adtalem Global Education Incorporated †	14,511	694,351
American Public Education Incorporated †	3,922	136,290
Bridgepoint Education Incorporated †	6,644	78,133
Cambium Learning Group Incorporated †	3,681	49,252
Career Education Corporation †	16,547	263,925
Carriage Services Incorporated	3,671	83,589
Collectors Universe Incorporated	2,068	30,875
Graham Holdings Company Class B	1,072	603,161
Houghton Mifflin Harcourt Company †	26,036	167,932
K12 Incorporated †	9,618	159,274
Laureate Education Incorporated Class A †	12,889	205,837
Liberty Tax Incorporated	1,688	19,412
Regis Corporation †	8,753	187,227
Strategic Education Incorporated	5,134	712,445

		3,391,703

Hotels, Restaurants & Leisure: 3.16%
Bbx Capital Corporation	16,122	119,786
Biglari Holdings Incorporated Class A †	28	26,827

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	137

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Hotels, Restaurants & Leisure (continued)
Biglari Holdings Incorporated Class B †	299	$59,067
BJ’s Restaurants Incorporated	4,902	371,081
Bloomin’ Brands Incorporated	21,484	414,641
Bluegreen Vacations Corporation	1,816	33,923
Bojangles Incorporated †	4,181	61,043
Brinker International Incorporated	11,437	506,430
Carrols Restaurant Group Incorporated †	8,541	134,948
Century Casinos Incorporated †	6,694	53,552
Choice Hotels International Incorporated	8,781	685,357
Churchill Downs Incorporated	2,630	743,238
Chuy’s Holding Incorporated †	4,074	117,942
Dave & Buster’s Entertainment Incorporated †	9,821	571,288
Del Frisco’s Restaurant Group Incorporated †	4,914	46,437
Del Taco Restaurants Incorporated †	7,217	93,316
Denny’s Corporation †	15,290	230,420
Dine Brands Global Incorporated	4,174	348,195
Drive Shack Incorporated †	14,799	91,754
El Pollo Loco Holdings Incorporated †	5,295	63,011
Eldorado Resorts Incorporated †	14,423	693,025
Fiesta Restaurant Group Incorporated †	5,118	147,143
Golden Entertainment Incorporated †	4,630	134,316
International Speedway Corporation Class A	5,923	261,500
J. Alexander’s Holdings Incorporated †	3,138	38,911
Jack in the Box Incorporated	7,146	647,713
Jamba Incorporated †	3,047	39,550
Lindblad Expeditions Holding †	6,107	92,765
Marriott Vacations Worldwide Corporation	5,250	624,750
Monarch Casino & Resort Incorporated †	2,874	135,222
Nathan S Famous Incorporated	703	62,356
Noodles & Company †	4,035	49,631
Papa John’s International Incorporated	5,709	263,299
Penn National Gaming Incorporated †	21,010	724,005
Pinnacle Entertainment Incorporated †	13,351	457,138
Playa Hotels & Resorts NV †	14,270	147,409
Potbelly Corporation †	5,721	77,520
RCI Hospitality Holdings Incorporated	2,205	71,508
Red Lion Hotels Corporation †	4,054	55,337
Red Robin Gourmet Burgers Incorporated †	3,151	130,136
Red Rock Resorts Incorporated Class A	17,284	564,150
Ruth’s Chris Steak House Incorporated	7,156	220,405
SeaWorld Entertainment Incorporated †	13,368	391,950
Shake Shack Incorporated Class A †	4,887	295,419
Sonic Corporation	8,621	309,149
Speedway Motorsports Incorporated	1,498	26,799
The Cheesecake Factory Incorporated	10,542	560,518
The Habit Restaurants Incorporated Class A †	5,071	83,925
Town Sports International Holdings Incorporated †	3,483	31,869
Wingstop Incorporated	7,165	479,697
Zoe’s Kitchen Incorporated †	4,823	66,075

		12,655,446

The accompanying notes are an integral part of these financial statements.

138	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Household Durables: 1.70%
AV Homes Incorporated †	2,463	$52,831
Bassett Furniture Industries Incorporated	2,625	61,294
Cavco Industries Incorporated †	2,111	518,039
Century Communities Incorporated †	6,357	185,942
CSS Industries Incorporated	2,481	34,436
Ethan Allen Interiors Incorporated	6,426	142,979
Flexsteel Industries Incorporated	1,875	66,900
Green Brick Partners Incorporated †	5,791	60,516
Hamilton Beach Brand Class A	2,028	46,948
Helen of Troy Limited †	6,517	775,197
Hooker Furniture Corporation	3,082	129,598
Hovnanian Enterprises Incorporated Class A †	30,394	47,415
Installed Building Products †	5,141	239,314
KB Home Incorporated	21,652	538,052
La-Z-Boy Incorporated	11,524	383,173
LGI Homes Incorporated †	4,537	261,331
Libbey Incorporated	5,248	51,588
Lifetime Brands Incorporated	3,060	35,649
M/I Homes Incorporated †	6,970	180,593
MDC Holdings Incorporated	11,378	360,683
Meritage Corporation †	9,516	410,615
Skyline Corporation	1,703	49,234
Tempur-Pedic International Incorporated †	11,632	644,296
The New Home Company Incorporated †	3,279	28,790
TopBuild Corporation †	8,931	556,223
TRI Pointe Homes Incorporated †	37,129	537,999
Universal Electronics Incorporated †	3,409	147,269
William Lyon Homes Class A †	8,241	161,276
Zagg Incorporated †	6,708	108,670

		6,816,850

Internet & Direct Marketing Retail: 0.69%
1-800-Flowers.com Incorporated Class A †	6,002	72,324
Blue Apron Holdings Incorporated Class A †	10,588	21,388
Duluth Holdings Incorporated Class B †	2,475	71,627
FTD Companies Incorporated †	4,360	15,609
Gaia Incorporated †	2,771	48,493
Groupon Incorporated †	109,195	466,263
Lands End Incorporated †	2,543	65,355
Liberty Expedia Holdings Incorporated Class A †	13,140	606,411
Nutrisystem Incorporated	7,246	268,102
Overstock.com Incorporated †	5,345	156,074
PetMed Express Incorporated	4,957	181,872
Shutterfly Incorporated †	8,185	635,811
Stitch Fix Incorporated Class A †	4,163	168,935

		2,778,264

Leisure Products: 0.54%
Acushnet Holdings Corporation	8,338	225,543
American Outdoor Brands Corporation †	13,520	189,686

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	139

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Leisure Products (continued)
Callaway Golf Company	23,561	$537,426
Clarus Corporation	5,193	53,748
Escalade Incorporated	2,341	31,135
Johnson Outdoors Incorporated Class A	927	93,887
Malibu Boats Incorporated Class A †	4,975	239,845
Marine Products Corporation	1,812	35,588
MCBC Holdings Incorporated †	4,430	122,135
Nautilus Group Incorporated †	7,397	108,366
Sturm, Ruger & Company Incorporated	4,232	276,984
Vista Outdoor Incorporated †	14,166	261,646

		2,175,989

Media: 1.59%
A.H. Belo Corporation Class A	4,445	19,558
AMC Entertainment Holdings Class A	12,998	247,612
AMC Networks Incorporated Class A †	11,980	752,464
Boston Omaha Corporation Class A †	1,571	40,783
Clear Channel Outdoor Holdings Incorporated Class A	9,306	42,342
Daily Journal Corporation †	219	52,221
Emerald Expositions Events Class I	6,351	99,203
Entercom Communications Corporation	30,570	239,975
Entravision Communications Corporation Class A	16,081	84,425
Gannett Company Incorporated	27,781	285,589
Gray Television Incorporated †	19,929	347,761
Hemisphere Media Group Incorporated †	4,254	58,280
John Wiley & Sons Incorporated Class A	11,643	751,556
Lee Enterprises Incorporated †	11,367	32,396
Marcus Corporation	4,659	189,155
Meredith Corporation	9,738	502,968
MSG Networks Incorporated Class A †	14,805	359,762
National CineMedia Incorporated	19,047	173,328
New Media Investment Group Incorporated	14,211	225,955
Reading International Incorporated Class A †	3,635	58,524
Saga Communications Incorporated Cl ass A	1,210	45,980
Scholastic Corporation	5,807	244,126
Sinclair Broadcast Group Incorporated Class A	18,589	538,152
Tronc Incorporated †	4,224	69,696
WideOpenWest Incorporated †	7,454	86,839
World Wrestling Entertainment Incorporated Class A	9,452	826,199

		6,374,849

Multiline Retail: 0.22%
Big Lots Stores Incorporated	10,584	455,641
Dillard’s Incorporated Class A	2,929	230,161
JCPenny Company Incorporated †	74,435	131,750
Sears Holdings Corporation †	9,114	12,213
Tuesday Morning Corporation †	11,289	34,431

		864,196

The accompanying notes are an integral part of these financial statements.

140	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Specialty Retail: 3.51%
Abercrombie & Fitch Company Class A	18,137	$393,029
America’s Car-Mart Incorporated †	1,583	132,101
Asbury Automotive Group Incorporated †	5,144	383,228
Barnes & Noble Education Incorporated †	8,045	48,109
Barnes & Noble Incorporated	13,203	69,316
Bed Bath & Beyond Incorporated	34,037	610,624
Big 5 Sporting Goods Corporation	5,451	31,071
Boot Barn Holdings Incorporated †	4,927	147,465
Build A Bear Workshop Incorporated †	3,202	29,458
Caleres Incorporated	9,293	376,181
Camping World Holdings Incorporated Class A	8,237	170,588
Carvana Corporation †	4,208	272,426
Chico’s FAS Incorporated	30,304	276,372
Children’s Place Retail Stores Incorporated	4,135	582,001
Citi Trends Incorporated	3,148	97,399
Container Store Group Incorporated †	4,390	49,607
Dick’s Sporting Goods Incorporated	19,118	715,778
DSW Incorporated Class A	17,098	568,679
Express Incorporated †	17,230	193,321
Francescas Holdings Corporation †	8,787	55,182
GameStop Corporation Class A	25,168	333,979
Genesco Incorporated †	4,313	219,316
Group 1 Automotive Incorporated	4,829	372,268
Guess? Incorporated	12,357	302,747
Haverty Furniture Companies Incorporated	4,464	98,654
Hibbett Sports Incorporated †	4,667	95,907
Kirkland’s Incorporated †	3,898	35,433
Lithia Motors Incorporated Class A	5,916	511,142
MarineMax Incorporated †	6,473	145,643
Monro Muffler Brake Incorporated	7,835	555,893
Murphy USA Incorporated †	7,930	658,031
New York & Company Incorporated †	7,108	32,341
Office Depot Incorporated	136,040	455,734
Party City Holdco Incorporated †	9,397	144,244
Penske Auto Group Incorporated	9,257	487,196
Pier 1 Imports Incorporated	20,027	36,850
Rent-A-Center Incorporated †	10,646	156,922
Sally Beauty Holdings Incorporated †	31,214	480,696
Shoe Carnival Incorporated	2,859	127,111
Signet Jewelers Limited	11,663	748,765
Sleep Number Corporation †	9,068	305,592
Sonic Automotive Incorporated	5,288	113,692
Sportsman’s Warehouse Holdings Incorporated †	8,097	46,234
Tailored Brands Incorporated	11,896	280,032
The Buckle Incorporated	7,202	185,452
The Cato Corporation Class A	5,688	122,008
The Michaels Companies Incorporated †	28,284	480,545
Tilly’s Incorporated Class A	3,283	77,216
Travelcenters of America LLC †	8,273	35,988
Urban Outfitters Incorporated †	18,766	872,244

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	141

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Specialty Retail (continued)
Vitamin Shoppe Incorporated †	5,973	$76,454
Winmark Corporation	585	87,282
Zumiez Incorporated †	4,665	145,315

		14,028,861

Textiles, Apparel & Luxury Goods: 1.06%
Columbia Sportswear Company	7,536	683,515
Crocs Incorporated †	16,629	343,555
Culp Incorporated	2,782	70,524
Deckers Outdoor Corporation †	7,699	938,046
Delta Apparel Incorporated †	1,460	27,083
G-III Apparel Group Limited †	10,187	463,305
Lakeland Industries Incorporated †	1,788	23,602
Movado Group Incorporated	3,750	159,750
Oxford Industries Incorporated	4,052	377,201
Perry Ellis International Incorporated †	3,091	85,095
Rocky Brands Incorporated	1,692	51,014
Steven Madden Limited	13,195	767,289
Superior Uniform Group Incorporated	2,296	43,509
Unifi Incorporated †	3,727	118,556
Vera Bradley Incorporated †	6,944	101,799

		4,253,843

Consumer Staples: 4.00%

Beverages: 0.41%
Boston Beer Company Incorporated †	2,076	629,339
Castle Brands Incorporated †	25,168	28,943
Coca Cola Bottling Corporation	1,158	196,350
Craft Brew Alliance Incorporated †	2,373	44,968
MGP Ingredients Incorporated	3,193	246,212
National Beverage Corporation †	2,886	340,086
Primo Water Corporation †	6,734	134,680

		1,620,578

Food & Staples Retailing: 1.08%
Ingles Markets Incorporated Class A	3,408	122,518
Performance Food Group Company †	25,241	835,477
Pricesmart Incorporated	6,579	571,386
Rite Aid Corporation †	262,690	359,885
Smart & Final Stores Incorporated †	6,902	48,314
SpartanNash Company	8,655	184,784
Sprouts Farmers Market Incorporated †	30,868	817,076
SUPERVALU Incorporated †	8,981	289,996
The Andersons Incorporated	6,580	268,793
The Chef’s Warehouse Incorporated †	5,667	166,610
United Natural Foods Incorporated †	12,374	439,401
Village Super Market Class A	1,892	55,209
Weis Markets Incorporated	3,692	172,010

		4,331,459

The accompanying notes are an integral part of these financial statements.

142	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Food Products: 1.67%
Alico Incorporated	565	$18,250
B&G Foods Incorporated	16,448	525,514
Cal-Maine Foods Incorporated	7,135	352,826
Calavo Growers Incorporated	3,826	404,982
Darling Ingredients Incorporated †	40,469	800,477
Dean Foods Company	22,620	172,364
Farmer Bros Corporation †	2,687	77,923
Fresh Del Monte Produce Incorporated	7,511	281,212
Freshpet Incorporated †	6,060	225,129
Hostess Brands Incorporated †	23,334	274,408
J & J Snack Foods Corporation	3,708	539,514
John B. Sanfilippo & Son Incorporated	2,099	153,374
Lancaster Colony Corporation	4,751	742,439
Landec Corporation †	6,588	88,609
Limoneira Corporation	2,949	90,977
Pilgrim’s Pride Corporation †	13,262	245,214
Sanderson Farms Incorporated	5,093	538,636
Seneca Foods Corporation Class A †	1,598	51,615
Simply Good Foods Company †	14,699	264,582
Tootsie Roll Industries Incorporated	3,328	95,846
TreeHouse Foods Incorporated †	14,055	732,266

		6,676,157

Household Products: 0.24%
Central Garden & Pet Company Class A †	8,713	316,543
Oil Dri Corporation of America	1,275	51,829
WD-40 Company	3,306	586,650

		955,022

Personal Products: 0.37%
Elf Beauty Incorporated †	5,758	79,979
Inter Parfums Incorporated	4,291	280,202
Medifast Incorporated	2,774	634,553
Natural Health Trends Corporation	1,829	48,414
Revlon Incorporation Class A †	1,842	40,064
USANA Health Sciences Incorporated †	3,108	410,101

		1,493,313

Tobacco: 0.23%
22nd Century Group Incorporated †	27,515	74,566
Alliance One International †	2,057	36,409
Turning Point Brands Incorporated	1,829	61,564
Universal Corporation	6,095	364,481
Vector Group Limited	24,487	380,283

		917,303

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	143

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Energy: 2.87%

Energy Equipment & Services: 1.29%
Basic Energy Services Incorporated †	5,660	$50,148
Bristow Group Incorporated †	5,867	64,302
Cactus Incorporated Class A †	6,607	225,827
Dawson Geophysical Corporation †	5,557	34,453
Diamond Offshore Drilling Incorporated †	16,451	286,576
Era Group Incorporated †	5,135	61,312
Exterran Corporation †	8,840	242,128
FTS International Incorporated †	6,865	75,721
Gulf Island Fabrication Incorporated	3,510	33,170
Gulfmark Offshore Incorporated †	732	26,718
Hornbeck Offshore Services Incorporated †	8,163	35,999
Independence Contract Drilli †	8,813	38,513
Ion Geophysical Corporation †	2,732	49,039
Keane Group Incorporated †	11,589	142,313
Liberty Oilfield Services Class A	3,791	74,455
Mammoth Energy Services Incorporated	2,028	55,729
Matrix Service Company †	6,622	138,400
McDermott International Incorporated †	44,444	859,547
Natural Gas Services Group Incorporated †	3,086	68,201
Newpark Resources Incorporated †	21,370	224,385
Nine Energy Service Incorporated †	1,930	57,861
Oceaneering International Incorporated	24,771	700,276
Parker Drilling Company †	2,262	8,912
PHI Incorporated - Non Voting †	2,880	23,472
ProPetro Holding Corporation †	15,392	234,266
RigNet Incorporated †	3,383	55,143
RPC Incorporated	14,736	201,588
Seacor Holdings Incorporated	4,196	215,884
Seacor Marine Holdings Incorporated †	4,033	82,596
Select Energy Services Incorporated Class A †	10,831	147,843
Smart Sand Incorporated †	5,287	26,329
Solaris Oilfield Infrastructure Incorporated Class A †	6,402	110,242
Tetra Technologies Incorporated †	31,313	143,727
Unit Corporation †	13,236	347,974

		5,143,049

Oil, Gas & Consumable Fuels: 1.58%
Abraxas Petroleum Corporation †	39,213	88,229
Adams Resources & Energy Incorporated	361	16,570
Alta Mesa Resources Incorporated †	20,108	95,312
Amyris Incorporated †	6,476	58,090
Arch Coal Incorporated	4,894	433,951
Cloud Peak Energy Incorporated †	19,839	46,820
Consol Energy Incorporated †	6,261	268,597
Contango Oil & Gas Company †	6,099	41,656
CVR Energy Incorporated	3,994	151,972
DHT Holdings Incorporated	34,357	160,791
Dorian LPG Limited †	8,051	61,349

The accompanying notes are an integral part of these financial statements.

144	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Earthstone Energy Incorporated Class A †	4,664	$39,084
Energy XXI Gulf Coast Incorporated †	8,339	75,468
Enlink Midstream LLC	16,296	265,625
Euronav NV	1	9
Evolution Petroleum Corporation	6,309	63,405
Gastar Exploration Limited †	26,018	2,058
Green Plains Renewable Energy Incorporated	9,815	174,216
Gulfport Energy Corporation †	40,513	476,433
Halcon Resources Corporation †	38,892	178,125
Hallador Energy Corporation	5,329	32,560
International Seaways Incorporated †	4,602	94,433
Laredo Petroleum Incorporated †	39,887	330,663
Lilis Energy Incorporated †	8,889	47,289
Midstates Petroleum Company Incorporated †	4,558	53,010
Nacco Industries Class A	891	31,319
Overseas Shipholding Group Class A †	16,864	57,844
Pacific Ethanol Incorporated †	11,443	21,170
Panhandle Oil And Gas Incorporated Class A	3,779	70,478
Par Pacific Holdings Incorporated †	7,160	145,420
Penn Virginia Corporation †	2,945	261,928
Renewable Energy Group Incorporated †	9,489	255,729
Resolute Energy Corporation †	4,905	161,669
Rex American Resources Corporation †	1,447	116,599
Sanchez Energy Corporation †	18,627	48,989
Sandridge Energy Incorporated †	8,770	139,092
SilverBow Resources Incorporated †	1,635	50,456
Southwestern Energy Company †	144,566	812,461
Tallgrass Energy GP LP	14,679	360,957
W&T Offshore Incorporated †	22,462	152,068
World Fuel Services Corporation	13,878	389,000

		6,330,894

Financials: 18.35%

Banks: 9.23%
1st Constitution Bancorp	1,649	34,876
1st Source Corporation	1,502	84,097
Access National Corporation	3,727	101,151
Acnb Corporation	1,636	58,569
Allegiance Bancshares Incorporated †	2,794	124,473
American National Bankshares Incorporated	1,941	79,872
Ameris Bancorp	10,220	507,423
AMES National Corporation	2,259	68,335
Arrow Financial Corporation	3,286	129,304
Atlantic Capital Bancshares †	6,202	113,187
Banc of California Incorporated	10,789	217,398
BancFirst Corporation	4,411	281,422
Bank of Commerce Holdings	3,574	46,105
Bank of Marin Bancorp	1,541	135,839
Bankwell Financial Group Incorporated	1,447	45,581

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	145

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Banks (continued)
Banner Corporation	8,006	$515,026
Bar Harbor Bankshares	3,785	111,468
BCB Bancorp Incorporated	3,019	44,832
Berkshire Hills Bancorp Incorporated	9,540	403,065
Blue Hills Bancorp Incorporated	5,943	136,689
Boston Private Financial Holdings Incorporated	20,826	300,936
Bridge Bancorp Incorporated	4,478	156,730
Brookline Bancorp Incorporated	19,490	353,744
Bryn Mawr Bank Corporation	4,934	240,779
Byline Bancorp Incorporated †	3,737	85,316
C&F Financial Corporation	803	50,027
Cadence Bancorp	7,382	208,542
Cambridge Bancorp	990	88,635
Camden National Corporation	3,768	172,348
Capital City Bank Group Incorporated	2,489	61,030
Capstar Financial Holdings Class I	1,479	25,838
Carolina Financial Corporation	4,840	199,166
CenterState Banks Incorporated	20,320	622,198
Central Pacific Financial Company	7,239	205,081
Central Valley Community Bancorp	2,861	61,826
Century Bancorp Incorporated Class A	635	45,244
Chemung Financial Corporation	909	38,178
Citizens & Northern Corporation	2,969	83,162
City Holding Company	3,740	303,239
Civista Bancshares Incorporated	2,169	51,796
CNB Financial Corporation	3,476	107,165
CoBiz Incorporated	9,800	225,890
Codorus Valley Bancorp Incorporated	2,092	65,459
Community Bank System Incorporated	12,483	825,501
Community Bankers Trust Corporation †	5,129	46,417
Community Financial Corporation	1,115	37,130
Community Trust Bancorp	3,753	185,398
ConnectOne Bancorp Incorporated	7,504	184,974
County Bancorp Incorporated	1,236	30,875
Customers Bancorp Incorporated †	7,194	177,692
DNB Financial Corporation	839	28,736
Eagle Bancorp Incorporated †	8,038	432,846
Enterprise Bancorp Incorporated	2,001	71,976
Enterprise Financial Service	5,440	306,272
Equity Bancshares Incorporated Class A †	3,269	132,689
Esquire Financial Holdings Class I †	1,214	31,564
Evans Bancorp Incorporated	1,169	55,586
Farmers & Merchants Banco	2,219	100,942
Farmers Natl Banc Corporation	5,913	93,721
FB Financial Corporation	3,159	138,933
FCB Financial Holdings Class A †	11,201	580,212
Fidelity Southern Corporation	5,459	132,654
Financial Institutions Incorporated	3,820	123,386
First Bancorp Corporation	7,185	299,758
First Bancorp Incorporated	2,473	72,409

The accompanying notes are an integral part of these financial statements.

146	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Banks (continued)
First Bancshares Incorporated	3,009	$123,519
First Bank	3,631	51,923
First Busey Corporation	10,884	348,832
First Business Financial Service	1,931	42,791
First Citizens BancShares Corporation Class A	1,422	675,464
First Commonwealth Financial Corporation	24,096	403,608
First Community Bancshares	3,679	123,504
First Community Corporation	1,736	43,660
First Connecticut Bancorp	3,511	111,299
First Financial Corporation	2,604	133,976
First Financial Northwest	1,987	34,693
First Foundation Incorporated †	8,025	129,845
First Guaranty Bancshares Incorporated	1,195	29,863
First Internet Bancorp	1,996	62,774
First Interstate BancSystem Class A	7,763	360,591
First Merchants Corporation	12,243	589,133
First Mid-Illinois Bancshares	2,135	87,727
First Midwest Bancorp Incorporated	25,471	692,302
First Northwest Bancorp †	2,289	38,318
First of Long Island Corporation	5,855	127,639
First United Corporation	1,702	34,295
Flushing Financial Corporation	6,839	177,267
Franklin Financial Network †	3,230	124,840
German American Bancorp	5,350	201,107
Great Southern Bancorp Incorporated	2,837	168,234
Great Western Bancorp Incorporated	14,742	641,867
Green Bancorp Incorporated	6,144	147,456
Guaranty Bancorp	6,067	189,594
Guaranty Bancshares Incorporated	1,819	57,208
Hanmi Financial Corporation	7,944	207,338
Harborone Bancorp Incorporated †	3,485	68,689
Hawthorn Bancshares Incorporated	1,361	30,146
Heartland Financial USA Incorporated	7,119	432,835
Heritage Commerce Corporation	9,751	154,456
Heritage Financial Corporation	8,327	302,270
Hilltop Holdings Incorporated	18,996	394,167
Hometrust Bancshares Incorporated †	4,096	117,965
Hope Bancorp Incorporated	32,759	573,610
Horizon Bancorp Indiana	9,023	184,340
Howard Bancorp Incorporated †	3,832	66,868
Independent Bank Corporation	5,849	145,933
Independent Bank Corporation (Massachusetts)	6,694	609,823
Independent Bank Group Incorporated	4,539	314,326
Investar Holding Corporation	2,145	58,880
Lakeland Bancorp Incorporated	11,042	213,111
Lakeland Financial Corporation	6,055	298,330
LCNB Corporation	2,279	42,389
LegacyTexas Financial Group	11,259	520,954
Live Oak Bancshares Incorporated	6,272	189,728
Macatawa Bank Corporation	6,072	75,718

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	147

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Banks (continued)
MBT Financial Corporation	3,937	$43,110
Mercantile Bank Corporation	3,975	140,755
Metropolitan Bank Holding Corporation †	655	27,012
Middlefield Banc Corporation	736	36,506
Midland States Bancorp Incorporated	4,599	158,344
Midsouth Bancorp Incorporated	3,497	53,679
Midwestone Financial Group Class I	2,542	85,259
Mutualfirst Financial Incorporated	1,695	64,410
MVB Financial Corporation	2,288	41,733
National Bank Holdings Corporation Class A	6,608	265,311
National Bankshares Incorporated	1,668	76,728
National Commerce Corporation †	3,718	163,592
NBT Bancorp Incorporated	10,629	430,262
Nicolet Bankshares Incorporated †	1,995	110,443
Northeast Bancorp	1,783	38,869
Northrim BanCorp Incorporated	1,645	73,285
Norwood Financial Corporation	1,373	53,877
Oak Valley Bancorp	1,542	32,336
Ohio Valley Banc Corporation	940	39,621
Old Line Bancshares Incorporated	3,489	119,324
Old National Bancorp	37,465	760,540
Old Point Financial Corporation	927	24,658
Old Second Bancorp Incorporated	6,770	104,597
Opus Bank	5,318	150,765
Orrstown Financial Services Incorporated	1,888	49,182
Pacific Mercantile Bancorp †	3,522	35,572
Pacific Premier Bancorp Incorporated †	11,260	445,333
Park National Corporation	3,331	366,910
Parke Bancorp Incorporated	1,652	38,079
Peapack-Gladstone Financial Corporation	4,243	141,759
Penns Woods Bancorp Incorporated	1,104	49,989
People’s Utah Bancorp	3,708	134,044
Peoples Bancorp Incorporated	4,038	144,803
Peoples Bancorp of North Carolina Incorporated	1,044	31,863
Peoples Financial Services	1,684	77,430
Preferred Bank (Los Angeles)	3,488	213,500
Premier Financial Bancorp	2,613	50,954
Qcr Holdings Incorporated	3,205	139,418
Rbb Bancorp	2,770	79,361
Reliant Bancorp Incorporated	2,450	67,498
Renasant Corporation	12,183	568,824
Republic Bancorp Incorporated Class A	2,425	117,879
Republic First Bancorp Incorporated †	12,715	99,177
S&T Bancorp Incorporated	8,494	396,330
Sandy Spring Bancorp Incorporated	8,684	338,676
SB Financial Group Incorporated	1,332	26,773
SB One Bancorp	1,678	46,648
Seacoast Banking Corporation †	10,928	345,543
Select Bancorp Incorporated †	2,987	38,263
ServisFirst Bancshares Incorporated	11,309	487,418

The accompanying notes are an integral part of these financial statements.

148	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Banks (continued)
Shore Bancshares Incorporated	3,083	$57,930
Sierra Bancorp	3,004	89,129
Simmons First National Corporation Class A	21,162	668,719
Smartfinancial Incorporated †	2,436	59,877
Southern First Bancshares †	1,606	66,810
Southern National Bancorp of Virginia	4,752	83,398
Southside Bancshares Incorporated	8,218	292,561
State Bank Financial Corporation	9,501	309,543
Stock Yards Bancorp Incorporated	5,085	196,790
Summit Financial Group Incorporated	2,357	59,396
The Bancorp Incorporated †	12,306	123,429
The Bank of Princeton †	1,371	45,106
Tompkins Trust Company Incorporated	3,685	323,801
Towne Bank	16,453	536,368
TriCo Bancshares	6,403	248,949
TriState Capital Holdings Incorporated †	5,394	160,472
Triumph Bancorp Incorporated †	5,777	245,234
Trustmark Corporation	16,418	582,511
Two River Bancorp	1,651	28,166
Union Bankshares Corporation	15,281	635,690
Union Bankshares Incorporated	839	44,048
United Community Bank	18,583	563,808
United Security Bancshare	3,109	34,510
Unity Bancorp Incorporated	1,818	44,359
Univest Corporation of Pennsylvania	7,313	208,421
Veritex Holdings Incorporated †	5,755	176,218
Washington Trust Bancorp	3,483	208,980
WesBanco Incorporated	13,771	679,620
West Bancorporation	3,494	84,380
Westamerica Bancorporation	6,390	409,152

		36,929,534

Capital Markets: 1.60%
Ares Management LP	17,552	373,858
Arlington Asset Investment Class A	6,820	69,359
Artisan Partners Asset Management Incorporated Class A	12,775	423,491
Associated Capital Group Class A	1,078	40,317
B. Riley Financial Incorporated	4,849	111,042
Blucora Incorporated †	10,923	395,413
BrightSphere Investment Group Incorporated	20,380	258,622
Cohen & Steers Incorporated	5,447	226,432
Diamond Hill Investment Group	820	153,004
Donnelley Financial Solutions †	8,249	172,322
Federated Investors Incorporated Class B	23,343	540,624
Gain Capital Holdings Incorporated	5,970	43,999
Gamco Investors Incorporated Class A	1,140	29,469
Hamilton Lane Incorporated Class A	3,423	166,974
Houlihan Lokey Incorporated	7,550	355,077
INTL FCStone Incorporated †	3,739	208,487

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	149

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Capital Markets (continued)
Investment Technology Group Incorporated	7,745	$169,461
Ladenburg Thalmann Financial Services Incorporated	25,683	88,606
Moelis Company Class A	10,020	581,661
Morningstar Incorporated	4,410	627,631
PJT Partners Incorporated Class A	4,622	267,706
Pzena Investment Managm Class A	4,304	39,080
Victory Capital Holding Class A †	3,068	30,312
Virtu Financial Incorporated Class A	12,525	273,045
Virtus Investment Partners Incorporated	1,689	217,881
Waddell & Reed Financial Incorporated Class A	20,284	406,086
Westwood Holdings Group Incorporated	2,040	117,361

		6,387,320

Consumer Finance: 0.78%
Curo Group Holdings Corporation †	1,813	55,949
Elevate Credit Incorporated †	5,068	47,436
Encore Capital Group Incorporated †	6,335	245,481
Enova International Incorporated †	7,733	256,736
Ezcorp Incorporated †	11,531	127,994
Green Dot Corporation Class A †	11,523	987,175
Nelnet Incorporated Class A	3,239	186,728
PRA Group Incorporated †	11,001	402,087
Regional Management Corporation †	2,072	69,060
Santander Consumer USA Holdings Incorporated	28,409	613,066
World Acceptance Corporation †	1,173	139,130

		3,130,842

Diversified Financial Services: 0.21%
Cannae Holdings Incorporated †	16,487	320,507
FGL Holdings †	34,568	301,087
Marlin Business Services Incorporated	2,079	59,459
PHH Corporation †	7,830	84,956
Schulman Incorporated Class A (a)	6,818	13,022
Tiptree Incorporated	7,829	50,889

		829,920

Insurance: 2.58%
American National Insurance Company	1,926	247,183
Amerisafe Incorporated	5,230	333,674
AmTrust Financial Services Incorporated	28,989	421,500
Argo Group International Holdings Limited	7,835	499,090
Atlas Financial Holdings Incorporated †	3,015	30,904
CNA Financial Corporation	7,520	337,648
Crawford & Company Class A	4,961	42,317
Crawford & Company Class B	3,169	27,634
Donegal Group Incorporated Class A	3,749	54,173
EMC Insurance Group Incorporated	2,746	70,517
Employers Holdings Incorporated	8,742	400,821
FBL Financial Group Incorporated	2,798	227,617

The accompanying notes are an integral part of these financial statements.

150	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Insurance (continued)
Genworth Financial Incorporated Class A †	125,110	$581,762
Greenlight Capital Limited †	8,592	110,407
Hallmark Financial Services Incorporated †	3,660	41,102
HCI Group Incorporated	2,107	85,334
Health Insurance Innovations Incorporated Class A †	2,714	143,571
Heritage Insurance Holdings Incorporated	6,397	93,716
Horace Mann Educators Corporation	10,364	479,853
Independence Holding Company	1,294	45,614
Investors Title Company	353	68,482
James River Group Holdings Limited	6,948	284,521
Kemper Corporation	11,103	903,229
Kingstone Company Incorporated	2,548	47,265
Kinsale Capital Group Incorporated	5,183	314,971
Maiden Holdings Limited	17,793	67,613
Mercury General Corporation	7,395	398,591
National General Holdings Corporation	15,177	414,484
National Western Life Group Class A	556	181,228
Ni Holdings Incorporated †	2,959	49,948
Protective Insurance Corporation Class B	2,755	64,743
RLI Corporation	11,181	860,602
Safety Insurance Group Incorporated	4,140	400,338
State Auto Financial Corporation	4,501	141,286
Stewart Information Services Corporation	6,326	283,278
The Navigators Group Incorporated	7,051	493,570
Trupanion Incorporated †	5,581	213,138
United Fire Group Incorporated	5,589	276,823
United Insurance Holdings Company	6,649	138,499
Universal Insurance Holdings Company	8,323	371,206
WMIH Corporation †	59,870	90,404

		10,338,656

Mortgage REITs: 1.75%
AG Mortgage Investment Trust Incorporated	6,774	127,351
Anworth Mortgage Asset Corporation	23,752	115,910
Apollo Commercial Real Estate Finance Incorporated	30,540	593,392
Arbor Realty Trust Incorporated	12,206	149,646
Ares Commercial Real Estate	6,147	89,869
ARMOUR Residential REIT Incorporated	10,300	242,256
Blackstone Mortgage Trust Incorporated Class A	25,477	867,747
Capstead Mortgage Corporation	23,023	193,393
Cherry Hill Mortgage Investment Corporation	2,959	55,037
Colony Credit Real Estate Incorporated	20,921	420,094
Dynex Capital Incorporated	12,752	81,740
Ellington Residential Mortgage REIT	2,353	27,812
Exantas Capital Corporation	7,205	85,379
Granite Point Mortgage Trust Incorporated	10,503	201,027
Great Ajax Corporation	3,929	53,592
Hannon Armstrong Sustainable	12,441	268,228
Invesco Mortgage Capital Incorporated	27,631	448,451

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	151

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Mortgage REITs (continued)
KKR Real Estate Finance Trust	5,861	$124,253
Ladder Capital Corporation	21,679	376,564
Mortgage Investment Corporation	11,371	222,872
New York Mortgage Trust Incorporated	27,553	176,339
Orchid Island Capital Incorporated	12,889	102,339
Owens Realty Mortgage Incorporated	2,210	36,465
PennyMac Mortgage Investment Trust	14,681	293,326
Redwood Trust Incorporated	18,773	318,766
Sutherland Asset Management	4,148	71,138
TPG Real Estate Finance Trust Incorporated	10,758	222,153
Two Harbors Investment Corporation	60,870	950,789
Western Asset Mortgage Capital Corporation	9,761	108,640

		7,024,568

Thrifts & Mortgage Finance: 2.20%
BankFinancial Corporation	3,582	57,133
Beneficial Bancorp Incorporated	17,240	303,424
BofI Holding Incorporated †	13,572	505,421
Bridgewater Bancshares Incorporated †	1,787	22,981
BSB Bancorp Incorporated †	2,017	67,166
Capitol Federal Financial Incorporated	33,667	444,741
Charter Financial Corporation	3,289	81,929
Dime Community Bancshares	7,898	143,349
Entegra Financial Corporation †	1,549	42,598
Essa Bancorp Incorporated	2,175	34,974
Federal Agricultural Mortgage Corporation Class C	2,224	171,404
First Defiance Financial Corporation	4,874	155,919
Flagstar Bancorp Incorporated †	5,325	175,991
FS Bancorp Incorporated	757	44,156
Greene County Bancorp Incorporated	807	28,205
Hingham Institution For Savings Corporation	333	72,264
Home Bancorp Incorporated	1,843	84,317
Homestreet Incorporated †	6,551	192,927
Impac Mortgage Holdings Incorporated †	2,519	18,842
Kearny Financial Corporation	24,211	331,691
LendingTree Incorporated †	1,831	463,884
Luther Burbank Corporation	3,251	37,061
Malvern Bancorp Incorporated †	1,533	37,712
Merchants Bancorp Incorporated	3,568	93,160
Meridian Bancorp Incorporated	12,187	218,147
Meta Financial Group Incorporated	2,282	197,621
MMA Capital Management LLC †	994	26,485
NewStar Financial Incorporated (a)	9,129	0
NMI Holdings Incorporated Class A †	15,593	336,809
Northfield Bancorp Incorporated	10,614	172,796
Northwest Bancshares Incorporated	23,745	432,634
OceanFirst Financial Corporation	10,308	300,994
Ocwen Financial Corporation †	27,580	115,284
Oritani Financial Corporation	10,267	166,325

The accompanying notes are an integral part of these financial statements.

152	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Thrifts & Mortgage Finance (continued)
PCSB Financial Corporation	4,053	$83,168
PDL Community Bancorp †	1,940	28,790
Pennymac Financial Service Incorporated	5,267	111,397
Provident Bancorp Incorporated †	1,083	30,649
Provident Financial Holdings	1,081	19,890
Provident Financial Services Incorporated	15,404	388,643
Prudential Bancorp Incorporated	1,996	36,686
Randolph Bancorp Incorporated †	1,224	20,930
Riverview Bancorp Incorporated	5,045	49,693
SI Financial Group Incorporated	2,589	35,858
Southern Missouri Bancorp	1,694	67,760
Sterling Bancorp Incorporated	4,116	50,421
Territorial Bancorp Incorporated	1,885	56,324
Timberland Bancorp Incorporated	1,509	53,585
Trustco Bank Corporation	23,281	215,349
United Community Financial Corporation	11,840	122,544
United Financial Bancorp Incorporated	12,567	223,316
Walker & Dunlop Incorporated	7,027	382,972
Washington Federal Incorporated	21,023	716,884
Waterstone Financial Incorporated	6,217	105,067
Western New England Bancorp	6,404	68,203
WSFS Financial Corporation	7,743	377,858

		8,824,331

Health Care: 10.92%

Biotechnology: 3.06%
Abeona Therapeutics Incorporated †	7,806	120,212
Acorda Therapeutics Incorporated †	11,450	329,760
Advaxis Incorporated †	12,354	17,913
Agenus Incorporated †	20,721	45,793
Akebia Therapeutics Incorporated †	11,462	94,103
Aldeyra Therapeutics Incorporated †	3,911	33,048
AMAG Pharmaceuticals Incorporated †	8,201	200,104
Anaptysbio Incorporated †	3,869	342,948
Anavex Life Sciences Corporation †	10,780	28,783
Arcus Biosciences Incorporated †	2,254	32,458
Ardelyx Incorporated †	7,841	33,716
Arena Pharmaceuticals Incorporated †	12,165	472,489
Arqule Incorporated †	20,019	132,726
Arrowhead Pharmaceuticals Incorporated †	19,247	284,086
Athenex Incorporated †	8,701	142,957
Athersys Incorporated †	29,704	61,190
Aveo Pharmaceuticals Incorporated †	28,376	84,844
Avid Bioservices Incorporated †	12,486	91,398
Biospecifics Technologies †	1,277	68,498
Calyxt Incorporated †	1,292	21,874
CareDx Incorporated †	5,129	124,686
Casi Pharmaceuticals Incorporated †	9,467	65,796
Catalyst Biosciences Incorporated †	2,853	31,183

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	153

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Biotechnology (continued)
Celcuity Incorporated †	1,427	$35,275
Cellular Biomedicine Group Class I †	3,085	65,556
Chemocentryx Incorporated †	8,108	106,863
Cohbar Incorporated †	6,356	33,305
Conatus Pharmaceuticals Incorporated †	6,333	35,528
Concert Pharmaceuticals Incorporated †	5,116	80,679
Corbus Pharmaceuticals Holdings †	12,187	71,294
CTI Biopharma Corporation †	12,468	23,440
Cue Biopharma Incorporated †	3,422	32,920
Curis Incorporated †	6,724	11,431
Cytomx Therapeutics Incorporated †	8,558	192,469
Eagle Pharmaceuticals Incorporated †	3,189	220,456
Emergent BioSolutions Incorporated †	10,366	642,692
Enanta Pharmaceuticals Incorporated †	3,591	326,530
Fate Therapeutics Incorporated †	10,748	138,542
Fortress Biotech Incorporated †	6,774	13,345
Galectin Therapeutics Incorporated †	6,969	45,089
Genomic Health Incorporated †	4,998	305,728
GTX Incorporated †	1,986	47,505
Halozyme Therapeutics Incorporated †	31,321	576,620
Immunogen Incorporated †	31,874	324,796
Insys Therapeutics Incorporated †	6,636	62,047
Invitae Corporation †	13,469	199,476
Jounce Therapeutics Incorporated †	3,940	30,929
Kadmon Holdings Incorporated †	16,836	72,563
Kindred Biosciences Incorporated †	6,341	94,481
Macrogenics Incorporated †	9,500	207,765
Madrigal Pharmaceuticals Incorporated †	1,735	415,029
Mannkind Corporation †	33,659	37,025
Medicinova Incorporated †	8,214	99,964
Mei Pharma Incorporated †	9,059	37,867
Mersana Therapeutics Incorporated †	2,799	39,046
MiMedx Group Incorporated †	26,756	141,807
Miragen Therapeutics Incorporated †	4,471	27,765
Molecular Templates Incorporated †	2,402	13,836
Momenta Pharmaceuticals Incorporated †	17,858	473,237
Mustang Bio Incorporated †	3,866	26,753
Myriad Genetics Incorporated †	17,052	849,019
Natera Incorporated †	7,996	221,009
Oncomed Pharmaceuticals Incorporated †	6,822	15,691
Ophthotech Corporation †	9,444	24,177
Palatin Technologies Incorporated †	45,441	45,895
PDL BioPharma Incorporated †	36,441	88,187
Pfenex Incorporated †	5,204	27,477
Pieris Pharmaceuticals Incorporated †	13,518	74,890
Protagonist Therapeutics Incorporated †	3,319	31,962
Proteostasis Therapeutics Incorporated †	6,062	16,307
Recro Pharma Incorporated †	3,696	23,580
Repligen Corporation †	9,473	519,878
Retrophin Incorporated †	9,765	309,453

The accompanying notes are an integral part of these financial statements.

154	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Biotechnology (continued)
Rocket Pharmaceuticals Incorporated †	5,052	$120,490
Savara Incorporated †	4,999	58,788
Selecta Biosciences Incorporated †	3,753	50,891
Sorrento Therapeutics Incorporated †	17,150	95,183
Spectrum Pharmaceuticals Incorporated †	22,800	490,884
Spring Bank Pharmaceuticals †	2,205	31,289
Synlogic Incorporated †	4,335	45,864
T2 Biosystems Incorporated †	5,896	38,501
Tyme Technologies Incorporated †	12,159	27,115
Unum Therapeutics Incorporated †	4,059	66,202
Vanda Pharmaceuticals Incorporated †	12,362	238,896
Veracyte Incorporated †	6,143	77,648
Verastem Incorporated †	11,433	113,873
Vericel Corporation †	9,107	111,105
Viking Therapeutics Incorporated †	9,426	123,198
Voyager Therapeutics Incorporated †	5,582	121,353
Xoma Corporation †	1,556	29,144

		12,258,167

Health Care Equipment & Supplies: 3.05%
Accuray Incorporated †	20,929	83,716
AngioDynamics Incorporated †	8,935	200,323
Anika Therapeutics Incorporated †	3,454	142,961
Atricure Incorporated †	8,031	277,471
Atrion Corporation	358	234,508
Avanos Medical Incorporated †	11,682	842,272
Axogen Incorporated †	7,305	320,324
Bovie Medical Corporation †	7,021	37,492
Cardiovascular Systems Incorporated †	7,921	305,196
ConforMIS Incorporated †	14,871	18,143
CONMED Corporation	6,339	509,846
CryoLife Incorporated †	8,391	291,168
Cryoport Incorporated †	6,790	96,418
Cutera Incorporated †	3,222	109,548
Cytosorbents Corporation †	5,616	82,274
Endologix Incorporated †	20,838	47,927
Fonar Corporation †	1,501	39,326
Glaukos Corporation †	7,152	488,982
Heska Corporation †	1,680	179,760
Inogen Incorporated †	4,312	1,142,292
Integer Holdings Corporation †	7,741	618,506
Intricon Corporation †	1,499	110,776
Invacare Corporation	8,007	121,706
Invuity Incorporated †	5,475	25,459
iRhythm Technologies Incorporated †	4,350	404,942
Lantheus Holdings Incorporated †	8,797	141,632
Lemaitre Vascular Incorporated	3,805	142,726
Meridian Diagnostics Incorporated	10,215	160,376
Merit Medical Systems Incorporated †	12,126	713,615

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	155

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Health Care Equipment & Supplies (continued)
Natus Medical Incorporated †	7,994	$298,176
NuVasive Incorporated †	12,628	886,359
Nuvectra Corporation †	3,381	78,913
NxStage Medical Incorporated †	16,198	459,051
OraSure Technologies Incorporated †	15,011	240,326
Orthopediatrics Corporation †	1,721	59,925
Oxford Immunotec Global plc †	6,202	91,293
Quidel Corporation †	7,916	608,582
RTI Biologics Incorporation †	14,599	65,331
Seaspine Holdings Corporation †	2,876	44,290
Senseonics Holdings Incorporated †	20,405	83,252
Sientra Incorporated †	3,355	84,278
STAAR Surgical Company †	7,490	357,273
Surmodics Incorporated †	3,164	249,165
Tactile Systems Technology Class I †	3,518	238,063
Utah Medical Products Incorporated	836	75,951
Varex Imaging Corporation †	9,450	296,730
Viewray Incorporated †	9,347	94,218

		12,200,861

Health Care Providers & Services: 1.90%
Aceto Corporation	7,907	26,251
Addus Homecare Corporation †	1,926	124,997
American Renal Associates Holdings †	3,312	72,698
AMN Healthcare Services Incorporated †	11,821	689,164
Apollo Medical Holdings Incorporated †	5,653	86,208
BioScrip Incorporated †	31,074	90,115
Capital Senior Living Corporation †	6,309	55,961
Civitas Solutions Incorporated †	4,006	64,096
CorVel Corporation †	2,351	139,767
Cross Country Healthcare Incorporated †	8,658	86,667
Diplomat Pharmacy Incorporated †	13,940	288,000
Ensign Group Incorporated	12,224	477,592
LHC Group Incorporated †	7,193	711,603
LifePoint Hospitals Incorporated †	9,521	613,152
Magellan Health Services Incorporated †	6,176	453,936
National Healthcare Corporation	2,352	181,269
National Research Corporation Class A	2,378	93,099
Owens & Minor Incorporated	15,226	258,537
Patterson Companies Incorporated	21,611	487,328
Petiq Incorporated †	2,233	87,444
Premier Incorporated Class A †	13,536	598,697
Providence Service Corporation †	2,758	185,172
Psychemedics Corporation	1,333	25,767
Quorum Health Corporation †	7,300	33,215
R1 RCM Incorporated †	20,242	201,813
RadNet Incorporated †	9,618	133,209
Select Medical Holdings Corporation †	26,468	524,066
Surgery Partners Incorporated †	4,654	80,747

The accompanying notes are an integral part of these financial statements.

156	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Health Care Providers & Services (continued)
Tivity Health Incorporated †	9,725	$334,540
U.S. Physical Therapy Incorporated	3,091	387,148

		7,592,258

Health Care Technology: 0.83%
Allscripts Healthcare Solutions Incorporated †	43,388	633,899
Castlight Health Incorporated Class B †	17,460	52,380
Computer Programs & Systems Incorporated	3,306	90,254
HealthStream Incorporated	6,372	202,184
HMS Holdings Corporation †	20,223	648,147
Inovalon Holdings Incorporated Class A †	17,205	189,255
Omnicell Incorporated †	8,440	580,250
Quality Systems Incorporated †	12,934	296,059
Simulations Plus Incorporated	2,905	60,569
Tabula Rasa Healthcare Incorporated †	3,876	339,809
Vocera Communications Incorporated †	6,992	231,855

		3,324,661

Life Sciences Tools & Services: 0.63%
Bruker Corporation	24,573	874,307
Cambrex Corporation †	8,428	568,047
Chromadex Corporation †	8,400	38,052
Codexis Incorporated †	12,150	208,980
Enzo Biochem Incorporated †	11,156	51,206
Fluidigm Corporation †	5,953	47,148
Harvard Bioscience Incorporated †	8,021	47,725
Luminex Corporation	10,081	284,385
Medpace Holdings Incorporated †	2,200	131,538
Neogenomics Incorporated †	18,338	253,981

		2,505,369

Pharmaceuticals: 1.45%
Acer Therapeutics Incorporated †	1,200	38,496
Adamis Pharmaceuticals Corporation †	8,056	22,960
Agile Therapeutics Incorporated †	7,949	2,329
Akcea Therapeutics Incorporated †	3,798	100,305
Akorn Incorporated †	23,184	363,757
Amneal Pharmaceuticals Incorporated †	18,059	417,163
Amphastar Pharmaceuticals Incorporated †	8,472	160,799
ANI Pharmaceuticals Incorporated †	2,045	119,019
Assembly Biosciences Incorporated †	4,296	171,840
Assertio Therapeutics Incorporated †	14,481	92,389
BioDelivery Sciences International Incorporated †	13,656	40,627
Corcept Therapeutics Incorporated †	25,449	382,244
Corium International Incorporated †	6,709	65,480
Cymabay Therapeutics Incorporated †	14,049	191,488
Durect Corporation †	36,408	47,694
Innovate Biopharmaceuticals †	5,783	41,175
Innoviva Incorporated †	16,591	240,901

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	157

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Pharmaceuticals (continued)
Intersect ENT Incorporated †	7,095	$207,884
Lannett Company Incorporated †	8,485	45,395
Mallinckrodt plc †	21,315	734,515
Melinta Therapeutics Incorporated †	4,770	22,300
Neos Therapeutics Incorporated †	6,089	35,012
Pacira Pharmaceuticals Incorporated †	9,845	464,192
Phibro Animal Health Corporation Class A	4,904	231,469
Prestige Brands Holdings Incorporated †	13,052	502,502
Reata Pharmaceuticals Incorporated Class A †	3,660	316,078
Siga Technologies Incorporated †	12,134	99,863
Strongbridge Biopharma plc †	10,295	56,623
Supernus Pharmaceuticals Incorporated †	12,535	555,301
Teligent Incorporated †	10,794	43,608

		5,813,408

Industrials: 13.98%

Aerospace & Defense: 1.10%
AAR Corporation	8,134	379,614
Aerojet Rocketdyne Holdings †	17,272	606,420
AeroVironment Incorporated †	5,285	464,869
Astronics Corporation †	5,196	226,078
Cubic Corporation	6,371	482,285
Ducommun Incorporated †	2,582	105,062
Engility Holdings Incorporated †	4,633	160,811
HEICO Corporation	9,647	874,790
Moog Incorporated Class A	7,994	630,807
National Presto Industries Incorporated	1,343	178,082
Sparton Corporation †	2,184	27,890
Vectrus Incorporated †	2,700	88,614
Wesco Aircraft Holdings Incorporated †	13,193	160,295

		4,385,617

Air Freight & Logistics: 0.38%
Atlas Air Worldwide Holdings Incorporated †	6,252	380,747
Echo Global Logistics Incorporated †	6,711	222,805
Forward Air Corporation	7,205	462,993
Hub Group Incorporated Class A †	8,057	425,812
Radiant Logistics Incorporated †	8,717	37,919

		1,530,276

Airlines: 0.44%
Allegiant Travel Company	3,169	431,776
Hawaiian Holdings Incorporated	12,534	520,161
SkyWest Incorporated	12,527	818,013

		1,769,950

Building Products: 1.46%
Advanced Drainage Systems Incorporated	8,653	271,272
American Woodmark Corporation †	3,944	335,043

The accompanying notes are an integral part of these financial statements.

158	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Building Products (continued)
Apogee Enterprises Incorporated	6,943	$341,734
Armstrong Flooring Incorporated †	5,067	88,723
Armstrong World Industries Incorporated †	11,419	797,046
Builders FirstSource Incorporated †	28,279	441,718
Continental Building Product †	9,141	340,959
CSW Industrials Incorporated †	3,858	216,048
Gibraltar Industries Incorporated †	7,783	353,348
Griffon Corporation	9,243	168,685
Insteel Industries Incorporated	4,524	173,495
NCI Building Systems Incorporated †	10,107	170,808
Patrick Industries Incorporated †	5,703	364,992
PGT Incorporated †	12,303	298,963
Quanex Building Products Corporation	8,757	143,615
Simpson Manufacturing Company Incorporated	10,350	794,570
Universal Forest Products Incorporated	14,801	554,445

		5,855,464

Commercial Services & Supplies: 2.69%
ABM Industries Incorporated	16,275	516,243
ACCO Brands Corporation	26,358	326,839
Advanced Disposal Services Incorporated †	14,671	391,422
Arc Document Solutions Incorporated †	10,015	32,248
Brady Corporation Class A	11,454	463,314
Casella Waste Systems Incorporated Class A †	9,722	275,910
Ceco Environmental Corporation	7,204	60,802
Covanta Holding Corporation	28,859	509,361
Ennis Incorporated	6,082	132,588
Essendant Incorporated	8,135	117,388
Healthcare Services Group Incorporated	17,715	730,035
Heritage Crystal Clean Incorporated †	3,877	90,334
Herman Miller Incorporated	15,051	576,453
HNI Corporation	10,654	469,841
Hudson Technologies Incorporated †	9,759	18,249
InnerWorkings Incorporated †	11,951	93,457
Interface Incorporated	14,590	343,595
Kimball International Incorporated Class B	8,940	156,182
Knoll Incorporated	11,898	280,079
LSC Communications Incorporated	8,489	103,820
Matthews International Corporation Class A	7,877	408,816
Mcgrath RentCorp	5,853	339,474
Mobile Mini Incorporated	10,694	458,773
Multi-Color Corporation	3,486	215,261
PICO Holdings Incorporated	5,288	63,192
Pitney Bowes Incorporated	49,277	357,751
Quad Graphics Incorporated	8,289	188,741
RR Donnelley & Sons Company	17,771	89,921
SP Plus Corporation †	5,366	208,737
Steelcase Incorporated Class A	20,148	294,161
Tetra Tech Incorporated	13,713	957,167

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	159

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Commercial Services & Supplies (continued)
UniFirst Corporation	3,749	$694,315
US Ecology Incorporated	5,373	390,886
Viad Corporation	5,024	309,478
VSE Corporation	2,111	81,442

		10,746,275

Construction & Engineering: 0.60%
Ameresco Incorporated Class A †	4,276	61,361
Argan Incorporated	3,721	148,096
Comfort Systems Incorporated	8,482	486,867
Goldfield Corporation †	5,965	28,334
Great Lakes Dredge & Dock Company †	14,017	76,743
Hc2 Holdings Incorporated †	10,367	65,001
IES Holdings Incorporated †	2,083	39,889
KBR Incorporated	35,042	735,181
MYR Group Incorporated †	4,002	139,150
Northwest Pipe Company †	2,331	42,098
Nv5 Global Incorporated †	2,061	182,295
Orion Marine Group Incorporated †	6,747	58,159
Primoris Services Corporation	10,498	263,080
Sterling Construction Company Incorporated †	6,458	93,964

		2,420,218

Electrical Equipment: 0.69%
Allied Motion Technologies	1,926	94,066
American Superconductor Corporation †	4,387	26,761
Atkore International Incorporated †	9,893	270,870
AZZ Incorporated	6,424	345,290
Babcock & Wilcox Enterprises Incorporated †	9,496	13,294
Encore Wire Corporation	5,075	255,019
Enphase Energy Incorporated †	20,646	100,959
Generac Holdings Incorporated †	15,235	845,390
LSI Industries Incorporated	6,287	32,504
Powell Industries Incorporated	2,150	84,173
Preformed Line Products Company	545	44,527
Sunrun Incorporated †	21,912	287,485
Thermon Group Holdings Incorporated †	8,035	215,338
TPI mposites Incorporated †	3,810	106,794
Vivint Solar Incorporated †	7,163	37,606

		2,760,076

Electronic Equipment, Instruments & Components: 0.06%
ScanSource Incorporated †	6,170	250,811

Industrial Conglomerates: 0.11%
Raven Industries Incorporated	8,799	425,872

Machinery: 3.18%
Alamo Group Incorporated	2,439	232,437
Albany International Corporation Class A	7,122	549,462

The accompanying notes are an integral part of these financial statements.

160	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Machinery (continued)
Altra Holdings Incorporated	7,047	$275,185
American Railcar Industries	1,797	82,339
Astec Industries Incorporated	5,233	254,585
Blue Bird Corporation †	2,878	66,050
Briggs & Stratton Corporation	10,603	213,756
Columbus McKinnon Corporation	5,069	215,585
Commercial Vehicle Group Incorporated †	6,969	68,017
DMC Global Incorporated	3,543	139,063
Douglas Dynamics Incorporated	5,526	253,091
Eastern Company	1,203	35,489
EnPro Industries Incorporated	5,271	395,694
ESCO Technologies Incorporated	6,241	422,204
Evoqua Water Technologies Company †	10,875	210,758
Federal Signal Corporation	14,627	380,741
Foster Company Class A †	2,029	46,160
Franklin Electric Company Incorporated	9,638	471,298
Freightcar America Incorporated	3,057	51,694
Gencor Industries Incorporated †	2,181	28,135
Global Brass & Copper Holdings Incorporated	5,398	208,093
Gorman Rupp Company	5,353	196,241
Graham Corporation	2,324	64,630
Hillenbrand Incorporated	14,277	730,269
Hurco Companies Incorporated	1,532	65,723
Hyster Yale Materials Handeling Incorporated	2,147	132,470
Kadant Incorporated	2,690	271,825
Lindsay Manufacturing Company	2,608	249,768
Lydall Incorporated †	4,228	180,958
Manitex International Incorporated †	3,480	36,818
Manitowoc Company Incorporated †	8,397	194,726
Meritor Incorporated †	22,083	478,318
Milacron Holdings Corporation †	17,358	367,990
Miller Industries Incorporated	2,686	77,357
Mueller Industries Incorporated	14,087	450,361
Omega Flex Incorporated	918	81,473
Park Ohio Holdings Corporation	2,152	89,200
REV Group Incorporated	7,620	129,616
Rexnord Corporation †	25,503	740,352
Spartan Motors Incorporated	7,823	113,042
SPX Corporation †	10,338	351,389
Standex International Corporation	3,117	336,324
Tennant Company	4,147	317,453
The Greenbrier Companies Incorporated	7,950	461,100
Trimas Corporation †	11,302	346,971
Twin Disc Incorporated †	2,548	65,101
Wabash National Corporation	14,108	257,330
Watts Water Technologies Incorporated	6,846	564,453
Welbilt Incorporated †	34,783	769,748

		12,720,842

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	161

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Marine: 0.10%
Genco Shipping & Trading Limited †	2,141	$29,396
Matson Incorporated	10,404	388,693

		418,089

Professional Services: 1.47%
Acacia Research-Acacia Technologies †	12,185	47,522
Barrett Business Services Incorporated	1,740	130,552
BG Staffing Incorporated	1,906	46,430
CBIZ Incorporated †	12,984	310,318
CRA International Incorporated	1,985	113,463
Exponent Incorporated	12,816	670,918
Forrester Research Incorporated	2,541	125,017
Franklin Covey Company †	2,350	60,160
FTI Consulting Incorporated †	9,169	698,861
GP Strategies Corporation †	3,089	58,845
Heidrick & Struggles International Incorporated	4,577	202,303
ICF International Incorporated	4,482	365,955
Insperity Incorporated	9,352	1,120,837
Kelly Services Incorporated Class A	7,576	190,991
Kforce Incorporated	5,816	244,563
Mistras Group Incorporated †	4,239	96,692
Navigant Consulting Incorporated	10,980	262,312
Reis Incorporated	1,550	35,728
Resources Connection Incorporated	7,277	120,434
TriNet Group Incorporated †	10,624	627,560
TrueBlue Incorporated †	10,076	295,227
Willdan Group Incorporated †	2,104	66,002

		5,890,690

Road & Rail: 0.63%
Arcbest Corporation	6,195	297,980
Covenant Transport Incorporated Class A †	3,209	95,853
Daseke Incorporated †	9,748	87,635
Hertz Global Holdings Incorporated †	13,060	229,987
Marten Transport Limited	9,549	210,555
Roadrunner Transportation Systems Incorporated †	10,080	13,104
Saia Incorporated †	6,320	500,860
Schneider National Incorporated Class B	17,191	465,017
Universal Truckload Services	1,929	70,601
USA Truck Incorporated †	1,677	36,743
Werner Enterprises Incorporated	11,206	415,182
YRC Worldwide Incorporated †	8,101	77,527

		2,501,044

Trading Companies & Distributors: 1.07%
Applied Industrial Technologies Incorporated	9,504	732,283
Bluelinx Holdings Incorporated †	1,996	71,716
BMC Stock Holdings Incorporated †	16,194	364,365
CAI International Incorporated †	4,563	123,155

The accompanying notes are an integral part of these financial statements.

162	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Trading Companies & Distributors (continued)
DXP Enterprises Incorporated †	3,931	$180,394
Envirostar Incorporated	1,150	54,338
Foundation Building Material †	3,641	50,282
GMS Incorporated †	8,053	200,117
H&E Equipment Services Incorporated	7,957	276,983
Houston Wire & Cable Company †	3,968	32,538
Huttig Building Products Incorporated †	5,199	26,931
Kaman Corporation	6,776	441,863
Lawson Products Incorporated †	1,069	36,025
Nexeo Solutions Incorporated †	7,779	77,868
Rush Enterprises Incorporated	7,555	324,563
SiteOne Landscape Supply Incorporated †	9,897	894,392
Systemax Incorporated	3,683	134,430
Titan Machinery Incorporated †	4,373	78,976
Transcat Incorporated †	1,662	40,470
Veritiv Corporation †	2,724	130,071
Willis Lease Finance Corporation †	762	26,121

		4,297,881

Information Technology: 11.89%

Communications Equipment: 1.04%
ADTRAN Incorporated	11,876	204,267
Applied Optoelectronics Incorporated †	4,563	188,726
Calamp Corporation †	8,505	199,868
Calix Networks Incorporated †	11,017	85,933
Casa Systems Incorporated †	1,805	26,515
Clearfield Incorporated †	2,818	38,466
Comtech Telecommunications Corporation	5,687	203,879
Digi International Incorporated †	6,484	87,210
Echostar Corporation †	8,998	431,904
Emcore Corporation †	6,373	30,909
Extreme Networks Incorporated †	28,451	178,388
Harmonic Incorporated †	20,388	111,115
InterDigital Incorporated	8,652	714,655
KVH Industries Incorporated †	3,762	46,837
NETGEAR Incorporated †	7,526	533,217
Oclaro Incorporated †	40,768	388,927
PCTEL Incorporated	4,148	18,002
Plantronics Incorporated	8,198	551,070
Ribbon Communications Incorporated †	11,991	82,978
Tessco Technologies Incorporated	1,608	28,703

		4,151,569

Electronic Equipment, Instruments & Components: 2.27%
Anixter International Incorporated †	7,138	514,650
Badger Meter Incorporated	7,086	389,376
Bel Fuse Incorporated Class B	2,326	66,640
Benchmark Electronics Incorporated	11,824	305,650
Control4 Corporation †	6,464	209,498

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	163

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Electronic Equipment, Instruments & Components (continued)
CTS Corporation	8,074	$298,334
Daktronics Incorporated	9,033	73,258
Electro Scientific Industries Incorporated †	8,004	175,688
Eplus Incorporated †	3,336	345,776
ID Systems Incorporated †	3,725	23,989
II-VI Incorporated †	13,776	685,356
Insight Enterprises Incorporated †	8,878	489,533
Iteris Incorporated †	6,974	35,916
Itron Incorporated †	8,324	552,714
Kemet Corporation †	12,663	327,212
Kimball Electronics Incorporated †	6,296	124,661
Mesa Laboratories Incorporated	831	166,823
Methode Electronics Incorporated	9,191	364,423
MTS Systems Corporation	4,346	235,119
Napco Security Technologies Incorporated †	2,913	43,986
OSI Systems Incorporated †	4,379	341,080
Par Technology Corporation †	2,511	64,482
Park Electrochemical Corporation	4,750	101,555
PC Connection Incorporated	2,809	111,517
PC Mall Incorporated †	2,294	52,303
Plexus Corporation †	8,133	514,738
Rogers Corporation †	4,534	626,009
Sanmina Corporation †	17,324	533,579
TTM Technologies Incorporated †	22,843	427,164
Vishay Intertechnology Incorporated	32,918	783,448
Vishay Precision Group †	2,503	108,380

		9,092,857

Internet Software & Services: 3.06%
Actua Corporation ‡(a)	9,483	5,405
Aerohive Networks Incorporated †	8,422	35,541
Alarm.com Holdings Incorporated †	7,384	415,645
Alteryx Incorporated Class A †	6,254	363,045
Amber Road Incorporated †	6,279	54,816
Angi Homeservices Incorporated Class A †	15,417	333,932
AppFolio Incorporated Class A †	3,370	287,798
Apptio Incorporated Class A †	7,321	284,055
Bandwidth Incorporated Class A †	1,062	48,385
Brightcove Incorporated †	7,696	63,107
Carbonite Incorporated †	5,984	248,635
Care.com Incorporated †	6,314	122,681
CarGurus Incorporated †	10,668	526,146
Cars.com Incorporated †	17,770	478,191
ChannelAdvisor Corporation †	5,941	77,530
Cision Limited †	9,675	175,214
DHI Group Incorporated †	11,629	25,002
Dropbox Incorporated Class A †	8,939	240,012
Egain Corporation †	3,552	50,794
Endurance International Group Holdings †	15,102	145,734

The accompanying notes are an integral part of these financial statements.

164	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Internet Software & Services (continued)
Envestnet Incorporated †	10,920	$690,144
Etsy Incorporated †	26,324	1,281,716
Five9 Incorporated †	13,639	655,354
Fusion Connect Incorporated †	5,485	20,295
Gogo Incorporated †	14,482	65,024
GTT Communications Incorporated †	8,360	359,898
Instructure Incorporated †	7,149	292,752
Internap Corporation †	4,535	60,860
Leaf Group Limited †	3,589	39,658
Limelight Networks Incorporated †	25,918	131,404
Liquidity Services Incorporated †	6,313	45,454
LivePerson Incorporated †	13,498	363,096
Marchex Incorporated Class B	7,560	21,773
Match Group Incorporated †	12,433	622,272
MINDBODY Incorporated Class A †	8,734	324,031
MongoDB Incorporated †	3,347	240,850
NIC Incorporated	15,949	267,943
Q2 Holdings Incorporated †	8,760	545,748
Quinstreet Incorporated †	8,979	136,211
Quotient Technology Incorporated †	19,411	290,194
Remark Holdings Incorporated †	6,711	23,623
SendGrid Incorporated †	2,346	85,089
Shotspotter Incorporated †	1,359	77,517
Shutterstock Incorporated	4,496	247,460
SPS Commerce Incorporated †	3,945	387,675
Techtarget †	5,164	123,884
Telaria Incorporated †	7,653	31,454
Web.com Group Incorporated †	11,824	330,481
Xo Group Incorporated †	6,099	183,336
Yext Incorporated †	12,329	306,499

		12,233,363

IT Services: 1.48%
Cass Information Systems Incorporated	2,718	194,419
Computer Task Group Incorporated †	3,442	20,101
Convergeone Holdings Incorporated	4,675	42,730
Convergys Corporation	22,594	558,750
CSG Systems International Incorporated	8,226	307,241
Exela Technologies Incorporated †	8,475	50,681
Exlservice Holdings Incorporated †	8,119	520,266
Hackett Group Incorporated	5,966	122,124
Information Services Group Incorporated †	8,012	39,659
Luxoft Holding Incorporated †	5,349	249,263
ManTech International Corporation Class A	6,588	436,916
Moneygram International Incorporated †	7,109	46,280
Perficient Incorporated †	8,223	236,247
Pfsweb Incorporated †	3,679	31,676
Presidio Incorporated	8,097	122,427
PRGX Global Incorporated †	4,892	46,719

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	165

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

IT Services (continued)
Science Applications International Corporation	9,366	$845,001
StarTek Incorporated †	2,821	17,095
Switch Incorporated Class A	8,327	96,260
Sykes Enterprises Incorporated †	9,804	296,473
Syntel Incorporated †	8,492	345,964
Travelport Worldwide Limited	30,970	575,113
TTEC Holdings Incorporated	3,524	92,329
Unisys Corporation †	12,253	227,906
Virtusa Corporation †	6,677	389,002

		5,910,642

Semiconductors & Semiconductor Equipment: 1.88%
Adesto Technologies Corporation †	3,952	23,910
Advanced Energy Industries Incorporated †	9,775	582,395
Alpha & Omega Semiconductor †	4,778	67,895
Amkor Technology Incorporated †	23,136	201,977
Amtech Systems Incorporated †	3,252	17,853
Aquantia Corporation †	2,277	28,781
Axcelis Technologies Incorporated †	7,865	158,873
AXT Incorporated †	8,820	69,678
Brooks Automation Incorporated	17,115	674,502
Cabot Microelectronics Corporation	6,234	702,759
Ceva Incorporated †	5,444	166,586
Cirrus Logic Incorporated †	15,618	686,411
Cohu Incorporated	6,738	177,748
Cyberoptics Corporation †	1,695	37,799
Diodes Incorporated †	9,591	363,691
DSP Group Incorporated †	4,697	60,356
FormFactor Incorporated †	17,929	277,003
GSI Technology Incorporated †	3,501	24,542
Ichor Holdings Limited †	6,333	164,215
Lattice Semiconductor Corporation †	28,642	234,578
Nanometrics Incorporated †	5,618	246,125
Neophotonics Corporation †	9,866	86,722
NVE Corporation	1,198	136,189
Photronics Incorporated †	17,129	183,280
Pixelworks Incorporated †	7,579	41,760
Power Integrations Incorporated	7,102	520,932
Quicklogic Corporation †	20,871	22,749
Rambus Incorporated †	27,135	331,590
Rudolph Technologies Incorporated †	7,585	210,863
Smart Global Holdings Incorporated †	2,974	98,112
Synaptics Incorporated †	8,534	411,851
Ultra Clean Holdings Incorporated †	9,089	138,698
Xcerra Corporation †	12,954	187,574
Xperi Corporation	12,321	193,440

		7,531,437

The accompanying notes are an integral part of these financial statements.

166	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Software: 1.90%
A10 Networks Incorporated †	12,309	$85,794
Agilysys Incorporated †	4,182	67,205
Altair Engineering Incorporated Class A †	4,309	179,987
American Software Incorporated Class A	6,953	125,015
Appian Corporation †	1,873	65,424
Asure Software Incorporated †	2,296	34,509
Avaya Holdings Corporation †	27,413	640,368
Bottomline Technologies (de) Incorporated †	9,851	649,870
Datawatch Corporation †	2,501	31,888
Ebix Incorporated	5,679	452,332
Everbridge Incorporated †	6,117	368,305
ForeScout Technologies Incorporated †	3,903	140,781
Globant SA †	6,338	411,209
Glu Mobile Incorporated †	27,817	214,191
MicroStrategy Incorporated Class A †	2,273	338,677
Mitek Systems Incorporated †	8,359	60,603
MobileIron Incorporated †	16,061	78,699
Model N Incorporated †	5,526	93,942
Monotype Imaging Holdings Incorporated	10,319	212,571
OneSpan Incorporated †	7,742	145,163
Park City Group Incorporated †	3,106	26,246
Progress Software Corporation	11,153	456,492
Qad Incorporated Class A	2,447	148,411
Qualys Incorporated †	8,096	737,141
Realnetworks Incorporated †	6,256	20,019
Rosetta Stone Incorporated †	5,172	81,718
Seachange International Incorporated †	8,301	13,697
Secureworks Corporation Class A †	2,144	28,537
TeleNav Incorporated †	7,602	42,571
The Rubicon Project Incorporated †	10,651	42,391
Tivo Corporation	30,183	411,998
Upland Software Incorporated †	3,785	140,878
Verint Systems Incorporated †	15,762	765,245
Workiva Incorporated †	6,107	225,043
Zix Corporation †	12,932	71,773

		7,608,693

Technology Hardware, Storage & Peripherals: 0.26%
Astronova Incorporated	1,431	31,697
Avid Technology Incorporated †	9,108	53,919
Cray Incorporated †	9,964	216,219
Diebold Nixdorf Incorporated	17,489	83,073
Eastman Kodak Company †	6,860	22,295
Electronics for Imaging Incorporated †	11,026	383,595
Intevac Incorporated †	5,221	30,151
Quantum Corporation †	7,935	16,029
USA Technologies Incorporated †	13,016	211,510

		1,048,488

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	167

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Materials: 3.07%

Chemicals: 1.47%
Advanced Emissions Solutions	4,761	$54,371
Advansix Incorporated †	7,377	249,638
Agrofresh Solutions Incorporated †	7,040	46,816
American Vanguard Corporation	6,649	145,613
Chase Corporation	1,793	222,242
Core Molding Technologies Incorporated	1,962	17,992
Ferro Corporation †	21,089	462,904
Flotek Industries Incorporated †	13,818	34,407
Futurefuel Corporation	6,217	92,198
Hawkins Incorporated	2,411	99,574
HB Fuller Company	12,633	719,955
Innophos Holdings Incorporated	4,848	211,906
Innospec Incorporated	6,118	474,757
KMG Chemicals Incorporated	3,398	263,277
Kooper Holdings Incorporated †	5,139	182,178
Kraton Performance Polymers Incorporated †	7,826	368,057
Kronos Worldwide Incorporated	5,782	116,392
Loop Industries Incorporated †	3,115	30,776
LSB Industries Incorporated †	4,889	42,632
Marrone Bio Innovations Incorporated †	16,974	35,391
Northern Technologies International	942	33,724
Omnova Solutions Incorporated †	10,821	97,930
PQ Group Holdings Incorporated †	9,331	166,092
Quaker Chemical Corporation	3,242	584,014
Rayonier Advanced Materials	13,009	271,888
Stepan Company	5,008	446,764
Trecora Resources †	5,133	71,862
Tredegar Corporation	8,151	178,914
Valhi Incorporated	6,747	22,265
Venator Materials plc †	12,602	152,232

		5,896,761

Construction Materials: 0.07%
Forterra Incorporated †	4,631	39,178
United States Lime & Mineral	456	34,606
US Concrete Incorporated †	4,029	194,198

		267,982

Containers & Packaging: 0.27%
Greif Incorporated Class A	6,227	343,606
Myers Industries Incorporated	7,275	161,869
Silgan Holdings Incorporated	18,985	517,341
UFP Technologies Incorporated †	1,538	54,215

		1,077,031

Metals & Mining: 0.84%
Ampco Pittsburgh Corporation †	2,764	20,868
Cleveland Cliffs Incorporated †	76,067	764,473

The accompanying notes are an integral part of these financial statements.

168	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Metals & Mining (continued)
Compass Minerals International Incorporated	8,562	$535,553
Gold Resource Corporation	13,653	70,449
Kaiser Aluminum Corporation	4,098	449,100
Materion Corporation	4,963	316,639
Olympic Steel Incorporated	2,278	50,207
Ryerson Holding Corporation †	4,037	41,985
Schnitzer Steel Industries Incorporated Class A	6,600	173,910
Suncoke Energy Incorporated †	16,405	183,080
Synalloy Corporation	1,967	45,143
Universal Stainless & Alloy †	1,696	51,355
Warrior Met Coal Incorporated	7,226	173,785
Worthington Industries Incorporated	10,573	492,490

		3,369,037

Paper & Forest Products: 0.42%
Boise Cascade Company	9,674	422,754
Clearwater Paper Corporation †	3,951	114,777
Neenah Paper Incorporated	4,116	375,585
PH Glatfelter Company	10,655	204,896
Schweitzer-Mauduit International Incorporated	7,561	307,657
Verso Corporation Class A †	8,326	261,353

		1,687,022

Real Estate: 8.86%

Equity REITs: 8.19%
Acadia Realty Trust	20,061	572,140
Agree Realty Corporation	8,241	470,314
Alexander & Baldwin Incorporated	17,030	399,694
Alexander’s Incorporated	514	185,518
American Assets Trust Incorporated	9,514	375,803
Americold Realty Trust	13,240	329,676
Armada Hoffler Properties Incorporated	11,074	172,644
Ashford Hospitality Trust Incorporated	23,359	151,600
Bluerock Residential Growth REIT Incorporated	6,136	60,685
Braemar Hotels & Resorts Incorporated	7,530	86,972
Brandywine Realty Trust	44,371	743,658
CareTrust REIT Incorporated	18,784	346,565
Catchmark Timber Trust Incorporated Class A	11,899	149,213
CBL & Associates Properties Incorporated	42,361	188,930
Cedar Shopping Centers Incorporated	22,344	99,878
Chatham Lodging Trust	11,229	240,862
Chesapeake Lodging Trust	14,691	483,481
Clipper Realty Incorporated	3,756	45,823
Columbia Property Trust Incorporated	29,514	710,697
Community Healthcare Trust Incorporated	4,273	132,591
CoreCivic Incorporated	29,120	753,917
CorEnergy Infrastructure Trust Incorporated	2,906	108,772
Corepoint Lodging Incorporated	10,007	208,646
Corporate Office Properties Trust	25,262	777,564

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	169

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Equity REITs (continued)
DiamondRock Hospitality	49,386	$590,657
Easterly Government Properties Incorporated	11,551	233,908
EastGroup Properties Incorporated	8,394	816,484
Education Realty Trust Incorporated	18,841	779,641
Empire State Realty Trust Incorporated	40,441	711,357
Farmland Partners REIT Incorporated	7,974	56,296
Four Corners Property Trust Incorporated	15,306	412,344
Franklin Street Properties Corporation	25,755	220,720
Getty Realty Corporation	7,944	231,250
Gladstone Commercial Corporation	6,910	137,578
Gladstone Land REIT Corporation	3,214	44,032
Global Medical REIT Incorporated	4,712	45,094
Global Net Lease Incorporated	17,132	371,593
Government Properties Income	24,567	415,428
Hersha Hospitality Trust	9,660	227,976
Independence Realty Trust Incorporated	21,581	222,932
Industrial Logistics Properties Trust	4,920	118,424
InfraReit Incorporated	9,713	202,905
Innovative Industrial Proper	1,555	70,597
Investors Real Estate Trust	29,460	160,557
iStar Financial Incorporated	15,695	175,627
Jernigan Capital Incorporated	3,304	66,113
Kite Realty Group Trust	21,116	369,108
Lexington Corporate Properties Trust	54,484	508,881
LTC Properties Incorporated	9,775	454,049
Mack-Cali Realty Corporation	20,815	454,600
Medequities Realty Trust Incorporated	6,723	72,003
MGM Growth Properties LLC Class A	17,829	547,885
Monmouth Real Estate Investment Corporation	17,923	311,681
National Health Investors Incorporated	10,012	793,451
National Storage Affiliates Trust	12,534	355,464
New Senior Investment Group Incorporated	20,392	129,285
New York Incorporated	3,873	72,231
Nexpoint Residential	4,135	133,561
NorthStar Realty Europe Corporation	12,119	166,273
One Liberty Properties Incorporated	3,568	102,723
Outfront Media Incorporated	34,787	691,218
Pebblebrook Hotel Trust	16,981	655,636
Pennsylvania Real Estate Investment Trust	17,308	176,542
Physicians Realty Trust	45,718	799,608
Piedmont Office Realty Trust Incorporated Class A	33,265	659,978
Potlatch Corporation	15,273	737,686
Preferred Apartment Communities Incorporated Series A	9,861	175,723
PS Business Parks Incorporated	4,899	638,977
QTS Realty Trust Incorporated Class A	11,004	503,213
Ramco-Gershenson Properties Trust	19,190	267,892
Retail Opportunity Investment Corporation	27,610	545,021
Retail Properties of America Incorporated Class A	55,162	702,212
Rexford Industrial Realty Incorporated	20,095	653,088
Safety Income & Growth Incorporated	1,598	26,367

The accompanying notes are an integral part of these financial statements.

170	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Equity REITs (continued)
Saul Centers Incorporated	3,106	$186,360
Select Income REIT	15,930	327,362
Seritage Growth Property Class A	7,881	405,714
STAG Industrial Incorporated	24,504	707,430
Summit Hotel Properties Incorporated	25,779	353,946
Tanger Factory Outlet Centers Incorporated	23,166	557,374
Terreno Realty Corporation	13,363	513,273
The Geo Group Incorporated	30,154	765,007
Tier Incorporated	11,724	279,500
UMH Properties Incorporated	7,944	126,786
Universal Health Realty Income Trust	3,186	242,933
Urban Edge Properties	26,110	596,875
Urstadt Biddle Properties Incorporated	7,184	163,436
Washington Prime Group Incorporated	46,616	360,808
Washington REIT	19,407	612,485
Whitestone REIT	9,234	125,952
Xenia Hotels & Resorts Incorporated	26,758	649,149

		32,785,902

Real Estate Management & Development: 0.67%
Altisource Portfolio Solutions SA †	2,567	92,797
Consolidated-Tomoka Land Company	920	57,758
Five Point Holdings LLC Class A †	13,348	146,027
Forestar Group Incorporated †	2,429	62,425
FRP Holdings Incorporated †	1,661	108,463
Griffin Industrial Realty Incorporated	515	20,652
HFF Incorporated Class A	8,376	380,354
Kennedy Wilson Holdings Incorporated	31,895	684,148
Marcus & Millichap Incorporated †	4,636	168,797
Newmark Group Incorporated Class A	5,519	70,919
Re/Max Holdings Incorporated Class A	4,316	212,563
Redfin Corporation †	12,640	250,398
Stratus Properties Incorporated †	1,316	40,006
The RMR Group Incorporated Class A	1,742	164,532
The St. Joe Company †	9,951	171,157
Trinity Place Holdings Incorporated †	5,420	33,062

		2,664,058

Telecommunication Services: 1.00%

Diversified Telecommunication Services: 0.72%
ATN International Incorporated	2,623	192,082
Cincinnati Bell Incorporated †	11,377	147,901
Cogent Communications Group Incorporated	10,435	570,795
Consolidated Communications Holdings Incorporated	17,516	206,864
Frontier Communications Corporation	20,039	104,203
IDT Corporation Class B	4,697	24,847
Intelsat SA †	12,256	269,264
Iradium Communications Incorporated †	23,031	466,378
Ooma Incorporated †	4,429	70,864

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	171

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Diversified Telecommunication Services (continued)
Pareteum Corporation †	10,835	$29,905
Vonage Holdings Corporation †	51,973	736,977
Windstream Holdings Incorporated †	10,706	50,425

		2,870,505

Wireless Telecommunication Services: 0.28%
Boingo Wireless Incorporated †	10,061	332,818
Nii Holdings Incorporated †	20,873	119,811
Shenandoah Telecommunications Company	11,569	441,357
Spok Holdings Incorporated	4,845	74,371
United States Cellular Corporation †	3,586	153,337

		1,121,694

Utilities: 2.06%

Electric Utilities: 0.59%
Avangrid Incorporated	13,861	683,902
El Paso Electric Company	9,947	609,751
MGE Energy Incorporated	8,569	560,841
Otter Tail Corporation	9,678	463,576
Spark Energy Incorporated Class A	3,013	26,514

		2,344,584

Gas Utilities: 0.40%
Chesapeake Utilities Corporation	3,859	331,874
Northwest Natural Gas Company	7,085	459,817
RGC Resources Incorporated	1,727	46,508
South Jersey Industries Incorporated	19,817	657,528
Star Group LP	12,704	121,450

		1,617,177

Independent Power & Renewable Electricity Producers: 0.36%
Nextera Energy Partners LP	13,171	638,794
NRG Yield Incorporated Class C	16,389	325,322
Ormat Technologies Incorporated	9,220	485,433

		1,449,549

Multi-Utilities: 0.23%
Northwestern Corporation	12,144	728,154
Unitil Corporation	3,616	182,789

		910,943

Water Utilities: 0.48%
American States Water Company	8,982	542,782
Aquaventure Holdings Limited †	3,351	60,921
Artesian Resources Corporation Class A	2,021	72,615
California Water Service Group	11,870	488,451
Connecticut Water Service Incorporated	2,890	197,994
Middlesex Water Company	3,908	178,986

The accompanying notes are an integral part of these financial statements.

172	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name		Shares	Value

Water Utilities (continued)
Pure Cycle Corporation †		4,082	$45,923
SJW Corporation		4,482	259,553
York Water Company		3,147	94,725

			1,941,950

Total Common Stocks (Cost $310,199,161)			367,166,616

	Yield
Short-Term Investments: 2.90%

Investment Companies: 2.90%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.87%	11,630,466	11,630,466

Total Short-Term Investments (Cost $11,630,466)			11,630,466

Total investments in securities (Cost $321,829,627)	94.63%	378,797,082
Other assets and liabilities, net	5.37	21,490,967

Total net assets	100.00%	$400,288,049

†	Non-income-earning security

‡	Security is valued using significant unobservable inputs.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Russell 2000 Index	399	9-21-2018	$33,914,693	$34,724,970	$810,277	$0

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	14,195,316	87,617,102	90,181,952	11,630,466	$0	$0	$98,967	$11,630,466	2.90%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	173

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 79.76%

Consumer Discretionary: 18.32%

Auto Components: 0.44%
American Axle & Manufacturing Incorporated	6.50%	4-1-2027	$300,000	$297,000
Goodyear Tire & Rubber Company	5.13	11-15-2023	200,000	199,500

				496,500

Automobiles: 0.15%
Tesla Incorporated 144A	5.30	8-15-2025	200,000	173,000

Distributors: 0.17%
Ahern Rentals Incorporated 144A	7.38	5-15-2023	200,000	196,760

Diversified Consumer Services: 0.95%
APX Group Incorporated	7.63	9-1-2023	200,000	180,250
APX Group Incorporated	7.88	12-1-2022	200,000	204,250
Cengage Learning Incorporated 144A	9.50	6-15-2024	200,000	172,120
Laureate Education Incorporated 144A	8.25	5-1-2025	200,000	215,750
Service Corporation International	5.38	5-15-2024	300,000	306,000

				1,078,370

Hotels, Restaurants & Leisure: 4.50%
24 Hour Fitness Worldwide Incorporated 144A	8.00	6-1-2022	200,000	200,064
Boyd Gaming Corporation	6.88	5-15-2023	200,000	210,250
Caesars Resort Collection LLC 144A	5.25	10-15-2025	400,000	382,500
Carlson Travel Incorporated 144A	6.75	12-15-2023	300,000	301,500
ClubCorp Holdings Incorporated 144A	8.50	9-15-2025	200,000	189,000
Diamond Resorts International Incorporated 144A	7.75	9-1-2023	300,000	313,407
Eldorado Resorts Incorporated	6.00	4-1-2025	200,000	203,250
Golden Nugget Incorporated 144A	6.75	10-15-2024	300,000	304,875
Golden Nugget Incorporated 144A	8.75	10-1-2025	200,000	211,000
Hilton Worldwide Finance LLC	4.88	4-1-2027	300,000	295,125
Jack Ohio Finance LLC 144A	6.75	11-15-2021	200,000	207,000
KFC Holding Company 144A	5.00	6-1-2024	300,000	299,250
KFC Holding Company 144A	5.25	6-1-2026	200,000	200,000
MGM Resorts International	4.63	9-1-2026	400,000	377,000
MGM Resorts International	5.25	3-31-2020	200,000	204,000
Scientific Games International Incorporated	10.00	12-1-2022	400,000	423,040
Six Flags Entertainment Company 144A	4.88	7-31-2024	200,000	196,500
Wyndham Destinations Incorporated	3.90	3-1-2023	200,000	186,500
Wynn Las Vegas LLC 144A	5.50	3-1-2025	400,000	395,760

				5,100,021

Household Durables: 1.50%
Lennar Corporation	4.88	12-15-2023	200,000	200,250
Lennar Corporation	5.00	6-15-2027	200,000	193,250
Lennar Corporation	8.38	1-15-2021	200,000	219,500
Pulte Group Incorporated	4.25	3-1-2021	200,000	201,060
Pulte Group Incorporated	5.00	1-15-2027	200,000	190,500

The accompanying notes are an integral part of these financial statements.

174	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Household Durables (continued)
Pulte Group Incorporated	6.38%	5-15-2033	$200,000	$195,000
Toll Brothers Finance Corporation	5.88	2-15-2022	300,000	312,750
William Lyon Homes Incorporated	5.88	1-31-2025	200,000	189,750

				1,702,060

Household Products: 0.18%
Avon International Operations Incorporated 144A	7.88	8-15-2022	200,000	203,250

Internet & Direct Marketing Retail: 0.42%
Netflix Incorporated 144A	4.88	4-15-2028	500,000	473,750

Leisure Products: 0.14%
Mattel Incorporated	5.45	11-1-2041	200,000	161,000

Media: 7.74%
Altice US Finance I Corporation 144A	5.38	7-15-2023	400,000	402,500
AMC Entertainment Holdings Incorporated	5.75	6-15-2025	200,000	194,126
AMC Entertainment Holdings Incorporated	5.88	11-15-2026	300,000	292,500
AMC Networks Incorporated	4.75	8-1-2025	300,000	289,500
CCO Holdings LLC 144A	5.50	5-1-2026	200,000	197,500
CCO Holdings LLC 144A	5.88	5-1-2027	500,000	496,875
Cequel Communications Holdings I LLC 144A	7.50	4-1-2028	300,000	312,750
Cequel Communications Holdings I LLC 144A	5.13	12-15-2021	200,000	200,000
Cinemark USA Incorporated	4.88	6-1-2023	300,000	296,250
Clear Channel Worldwide Holdings Incorporated	6.50	11-15-2022	400,000	409,000
CSC Holdings LLC 144A	5.50	4-15-2027	200,000	194,750
CSC Holdings LLC	6.75	11-15-2021	300,000	318,000
DISH DBS Corporation	5.88	11-15-2024	600,000	522,000
DISH DBS Corporation	7.88	9-1-2019	200,000	206,750
Gray Television Incorporated 144A	5.88	7-15-2026	300,000	300,000
Lamar Media Corporation	5.00	5-1-2023	200,000	203,500
McGraw-Hill Global Education Holdings LLC 144A	7.88	5-15-2024	200,000	176,000
Meredith Corporation 144A	6.88	2-1-2026	300,000	303,750
Neptune Finco Corporation 144A	10.88	10-15-2025	400,000	465,500
Nielsen Finance LLC 144A	5.00	4-15-2022	400,000	388,420
Outfront Media Capital Corporation	5.63	2-15-2024	300,000	303,375
Sinclair Television Group Incorporated	6.13	10-1-2022	200,000	205,040
Sinclair Television Group Incorporated 144A	5.63	8-1-2024	200,000	197,000
Sirius XM Radio Incorporated 144A	5.38	4-15-2025	300,000	304,500
Sirius XM Radio Incorporated 144A	5.38	7-15-2026	200,000	199,500
Sirius XM Radio Incorporated 144A	6.00	7-15-2024	200,000	207,820
TEGNA Incorporated	6.38	10-15-2023	300,000	310,875
Tribune Media Company	5.88	7-15-2022	300,000	304,500
Univision Communications Incorporated 144A	5.13	5-15-2023	400,000	380,000
Viacom Incorporated (3 Month LIBOR +3.90%) ±	6.25	2-28-2057	200,000	197,943

				8,780,224

Multiline Retail: 0.13%
Neiman Marcus Group Limited (PIK at 9.50%) 144A¥	8.75	10-15-2021	209,500	142,984

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	175

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Specialty Retail: 1.83%
Gap Incorporated	5.95%	4-12-2021	$200,000	$209,168
Group 1 Automotive Incorporated	5.00	6-1-2022	100,000	99,000
JCPenney Corporation Incorporated	6.38	10-15-2036	200,000	95,000
L Brands Incorporated	6.75	7-1-2036	200,000	163,000
L Brands Incorporated	6.88	11-1-2035	200,000	166,560
Limited Brands Incorporated	5.63	2-15-2022	200,000	202,250
New Albertsons Incorporated	7.45	8-1-2029	200,000	168,000
Penske Auto Group Incorporated	5.75	10-1-2022	300,000	306,000
PetSmart Incorporated 144A	5.88	6-1-2025	200,000	162,250
PetSmart Incorporated 144A	7.13	3-15-2023	200,000	134,500
Sally Holdings LLC	5.63	12-1-2025	200,000	183,500
Staples Incorporated 144A	8.50	9-15-2025	200,000	188,980

				2,078,208

Textiles, Apparel & Luxury Goods: 0.17%
HanesBrands Incorporated 144A	4.63	5-15-2024	200,000	195,000

Consumer Staples: 3.43%

Beverages: 0.17%
Cott Beverages Incorporated 144A	5.50	4-1-2025	200,000	195,870

Food & Staples Retailing: 1.00%
Albertsons Companies LLC	5.75	3-15-2025	300,000	271,500
Aramark Services Incorporated	4.75	6-1-2026	300,000	295,500
Aramark Services Incorporated 144A	5.00	4-1-2025	200,000	201,250
Rite Aid Corporation 144A	6.13	4-1-2023	200,000	179,440
Safeway Incorporated	7.25	2-1-2031	200,000	190,500

				1,138,190

Food Products: 1.20%
B&G Foods Incorporated	4.63	6-1-2021	200,000	199,000
Lamb Weston Holdings Incorporated 144A	4.63	11-1-2024	200,000	196,500
Lamb Weston Holdings Incorporated 144A	4.88	11-1-2026	200,000	197,000
Pilgrim’s Pride Corporation 144A	5.75	3-15-2025	200,000	193,500
Pilgrim’s Pride Corporation 144A	5.88	9-30-2027	200,000	190,000
Post Holdings Incorporated 144A	5.00	8-15-2026	400,000	384,000

				1,360,000

Household Products: 0.62%
Energizer Holdings Incorporated 144A	5.50	6-15-2025	300,000	299,250
HRG Group Incorporated	7.75	1-15-2022	200,000	205,500
Spectrum Brands Incorporated	5.75	7-15-2025	200,000	202,000

				706,750

Personal Products: 0.44%
Edgewell Personal Care Company	4.70	5-24-2022	300,000	297,840
First Quality Finance Company 144A	4.63	5-15-2021	200,000	197,500

				495,340

The accompanying notes are an integral part of these financial statements.

176	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Energy: 13.40%

Energy Equipment & Services: 1.04%
Bristow Group Incorporated	6.25%	10-15-2022	$200,000	$141,000
Diamond Offshore Drilling Incorporated	5.70	10-15-2039	300,000	238,500
Hilcorp Energy Company 144A	5.75	10-1-2025	200,000	198,500
NGPL PipeCo LLC 144A	4.88	8-15-2027	200,000	201,548
SESI LLC	7.13	12-15-2021	200,000	203,000
Unit Corporation	6.63	5-15-2021	200,000	199,750

				1,182,298

Oil, Gas & Consumable Fuels: 12.36%
Antero Resources Corporation	5.13	12-1-2022	200,000	202,000
Antero Resources Corporation	5.63	6-1-2023	200,000	205,810
Ascent Resources Utica Holdings LLC 144A	10.00	4-1-2022	300,000	331,500
California Resources Corporation 144A	8.00	12-15-2022	400,000	358,500
Carrizo Oil & Gas Incorporated	6.25	4-15-2023	200,000	204,500
Cheniere Corpus Christi Holdings LLC	5.88	3-31-2025	300,000	318,750
Cheniere Energy Partners LP	5.25	10-1-2025	200,000	200,000
Chesapeake Energy Corporation	4.88	4-15-2022	200,000	193,000
Chesapeake Energy Corporation	8.00	6-15-2027	300,000	303,750
CONSOL Energy Incorporated	5.88	4-15-2022	300,000	299,985
Crestwood Midstream Partners LP	6.25	4-1-2023	200,000	206,250
CrownRock LP 144A	5.63	10-15-2025	200,000	194,500
DCP Midstream Operating LP	3.88	3-15-2023	200,000	195,000
DCP Midstream Operating LP (3 Month LIBOR +3.85%) 144A±	5.85	5-21-2043	200,000	184,000
Denbury Resources Incorporated 144A	9.00	5-15-2021	200,000	215,000
Diamondback Energy Incorporated	4.75	11-1-2024	200,000	201,250
Energy Transfer Equity LP	4.25	3-15-2023	200,000	200,560
Energy Transfer Equity LP	5.88	1-15-2024	200,000	212,500
Enlink Midstream	5.45	6-1-2047	300,000	266,259
EP Energy Corporation 144A	9.38	5-1-2024	200,000	157,500
Extraction Oil & Gas Incorporated 144A	5.63	2-1-2026	200,000	187,250
Genesis Energy LP	6.75	8-1-2022	400,000	408,000
Gulfport Energy Corporation	6.00	10-15-2024	300,000	296,250
Jonah Energy LLC 144A	7.25	10-15-2025	200,000	156,000
McDermott Technology Americas Incorporated 144A	10.63	5-1-2024	200,000	212,810
Murphy Oil Corporation	5.75	8-15-2025	200,000	200,350
Murphy Oil Corporation	6.88	8-15-2024	200,000	211,238
Nabors Industries Incorporated	5.00	9-15-2020	200,000	200,712
Nabors Industries Incorporated	5.10	9-15-2023	200,000	193,163
Newfield Exploration Company	5.63	7-1-2024	200,000	213,250
Newfield Exploration Company	5.75	1-30-2022	200,000	211,000
NGL Energy Partners LP	6.13	3-1-2025	200,000	188,500
Oasis Petroleum Incorporated	6.88	3-15-2022	190,000	193,563
Parsley Energy LLC 144A	5.38	1-15-2025	300,000	302,220
PBF Holding Company LLC	7.00	11-15-2023	200,000	209,000
PDC Energy Incorporated	5.75	5-15-2026	200,000	194,000
Pride International LLC Company	7.88	8-15-2040	200,000	186,500
QEP Resources Incorporated	5.25	5-1-2023	400,000	390,000
Range Resources Corporation	4.88	5-15-2025	400,000	383,000
Range Resources Corporation	5.00	3-15-2023	200,000	195,660
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	200,000	206,250

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	177

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Rockies Express Pipeline LLC 144A	6.88%	4-15-2040	$100,000	$116,000
Rose Rock Midstream LP	5.63	11-15-2023	200,000	193,500
Rowan Companies Incorporated	4.88	6-1-2022	400,000	372,000
Sable Permian Resources Land LLC 144A	13.00	11-30-2020	200,000	221,000
Sanchez Energy Corporation	6.13	1-15-2023	200,000	112,930
SM Energy Company	6.75	9-15-2026	200,000	207,250
Southwestern Energy Company	4.10	3-15-2022	200,000	195,000
Southwestern Energy Company	7.75	10-1-2027	200,000	211,500
Suburban Propane Partners LP	5.50	6-1-2024	200,000	196,000
Sunoco LP 144A	5.50	2-15-2026	300,000	287,250
Tallgrass Energy Partners LP 144A	5.50	1-15-2028	200,000	202,000
Targa Resources Partners LP	4.25	11-15-2023	200,000	194,000
Targa Resources Partners LP	5.13	2-1-2025	200,000	201,000
Targa Resources Partners LP	5.25	5-1-2023	200,000	202,500
Transocean Incorporated	6.80	3-15-2038	300,000	247,125
Ultra Resources Incorporated 144A	6.88	4-15-2022	400,000	195,000
Vine Oil & Gas LP 144A	8.75	4-15-2023	200,000	193,250
Whiting Petroleum Corporation	5.75	3-15-2021	200,000	205,000
Williams Companies Incorporated	8.75	3-15-2032	200,000	268,000
WPX Energy Incorporated	6.00	1-15-2022	400,000	413,000

				14,022,635

Financials: 6.89%

Banks: 0.36%
CIT Group Incorporated	5.00	8-15-2022	200,000	204,000
CIT Group Incorporated	5.00	8-1-2023	200,000	203,250

				407,250

Capital Markets: 0.77%
BCD Acquisition Incorporated 144A	9.63	9-15-2023	300,000	317,250
Blue Cube Spinco Incorporated	10.00	10-15-2025	300,000	347,250
MSCI Incorporated 144A	5.25	11-15-2024	200,000	205,500

				870,000

Consumer Finance: 2.64%
Ally Financial Incorporated	4.63	3-30-2025	200,000	199,750
Ally Financial Incorporated	5.13	9-30-2024	300,000	306,750
Ally Financial Incorporated	5.75	11-20-2025	200,000	207,250
Navient Corporation	5.88	3-25-2021	200,000	204,560
Navient Corporation	5.88	10-25-2024	200,000	193,500
Navient Corporation	6.50	6-15-2022	200,000	206,810
Navient Corporation	6.75	6-25-2025	200,000	199,500
Opal Acquisition Incorporated 144A	10.00	10-1-2024	200,000	170,000
Quicken Loans Incorporated 144A	5.25	1-15-2028	400,000	366,500
SLM Corporation	5.50	1-25-2023	200,000	197,748
Springleaf Finance Corporation	6.88	3-15-2025	200,000	200,060
Springleaf Finance Corporation	8.25	12-15-2020	300,000	324,375
Springleaf Finance Corporation	8.25	10-1-2023	200,000	220,500

				2,997,303

The accompanying notes are an integral part of these financial statements.

178	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services: 1.79%
Beacon Escrow Corporation 144A	4.88%	11-1-2025	$200,000	$184,500
Freedom Mortgage Corporation 144A	8.25	4-15-2025	300,000	290,625
Harland Clarke Holdings 144A	9.25	3-1-2021	400,000	364,000
Hilton Domestic Operating Company	4.25	9-1-2024	200,000	194,500
Jefferies Finance LLC 144A	7.50	4-15-2021	300,000	309,000
Prime Services Company 144A	9.25	5-15-2023	243,000	260,326
Transocean Incorporated 144A	9.00	7-15-2023	400,000	431,500

				2,034,451

Insurance: 0.90%
Alliant Holdings International LLC 144A	8.25	8-1-2023	200,000	207,500
Genworth Holdings Incorporated	7.63	9-24-2021	400,000	414,000
HUB International Limited 144A	7.00	5-1-2026	200,000	198,710
USIS Merger Subordinate Incorporated 144A	6.88	5-1-2025	200,000	199,000

				1,019,210

Mortgage REITs: 0.25%
Starwood Property Trust	4.75	3-15-2025	300,000	285,000

Thrifts & Mortgage Finance: 0.18%
Ladder Capital Finance LLC 144A	5.25	3-15-2022	200,000	200,750

Health Care: 7.32%

Health Care Equipment & Supplies: 1.15%
Crimson Incorporated 144A	6.63	5-15-2022	500,000	490,625
DJO Finco Incorporated 144A	8.13	6-15-2021	200,000	206,560
Hologic Incorporated 144A	4.38	10-15-2025	200,000	192,500
Kinetic Concepts Incorporated 144A	12.50	11-1-2021	200,000	219,000
Surgery Center Holdings Incorporated 144A	6.75	7-1-2025	200,000	193,000

				1,301,685

Health Care Providers & Services: 5.62%
Acadia Healthcare Company Incorporated	5.13	7-1-2022	200,000	201,000
Centene Corporation	4.75	5-15-2022	200,000	203,500
Centene Corporation	6.13	2-15-2024	200,000	210,250
Community Health Systems Incorporated	6.88	2-1-2022	200,000	102,000
Davita Incorporated	5.00	5-1-2025	200,000	189,500
Davita Incorporated	5.13	7-15-2024	300,000	289,236
Encompass Health Corporation	5.75	11-1-2024	400,000	405,000
Envision Healthcare Corporation	5.63	7-15-2022	300,000	307,500
HCA Incorporated	5.50	6-15-2047	200,000	200,500
HCA Incorporated	6.50	2-15-2020	200,000	207,600
HCA Incorporated	7.50	2-15-2022	300,000	329,250
Jaguar Holding Company II 144A	6.38	8-1-2023	200,000	201,000
Lifepoint Health Incorporated	5.38	5-1-2024	200,000	207,750
Lifepoint Health Incorporated	5.50	12-1-2021	200,000	203,250
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	300,000	310,500
MPT Operating Partnership LP	5.00	10-15-2027	200,000	196,000
MPT Operating Partnership LP	6.38	3-1-2024	300,000	316,290

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	179

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services (continued)
Polaris Intermediate Corporation 144A	8.50%	12-1-2022	$300,000	$309,750
RegionalCare Hospital Partners 144A	8.25	5-1-2023	200,000	212,500
Team Health Holdings Incorporated 144A	6.38	2-1-2025	300,000	260,250
Tenet Healthcare Corporation	4.63	7-15-2024	700,000	685,671
Tenet Healthcare Corporation	7.00	8-1-2025	200,000	199,625
Tenet Healthcare Corporation 144A	7.50	1-1-2022	200,000	209,438
Vizient Incorporated 144A	10.38	3-1-2024	200,000	218,500
Wellcare Health Plans	5.25	4-1-2025	200,000	204,500

				6,380,360

Health Care Technology: 0.17%
Quintiles IMS Holdings Incorporated 144A	4.88	5-15-2023	200,000	200,500

Pharmaceuticals: 0.38%
Endo Finance LLC 144A	5.38	1-15-2023	500,000	427,500

Industrials: 6.86%

Aerospace & Defense: 1.33%
Alcoa Incorporated	6.15	8-15-2020	200,000	208,000
Alcoa Incorporated	6.75	1-15-2028	500,000	511,250
TransDigm Group Incorporated	6.38	6-15-2026	200,000	202,125
TransDigm Group Incorporated	6.50	7-15-2024	200,000	203,250
Triumph Group Incorporated	5.25	6-1-2022	200,000	187,500
Triumph Group Incorporated	7.75	8-15-2025	200,000	194,250

				1,506,375

Air Freight & Logistics: 0.36%
XPO Logistics Incorporated 144A	6.13	9-1-2023	400,000	412,000

Airlines: 0.27%
American Airlines Group Incorporated 144A	4.63	3-1-2020	300,000	301,800

Building Products: 0.17%
Griffon Corporation	5.25	3-1-2022	200,000	197,310

Commercial Services & Supplies: 1.14%
ADT Corporation	3.50	7-15-2022	200,000	189,250
ADT Corporation 144A	4.88	7-15-2032	200,000	163,000
ADT Corporation	6.25	10-15-2021	200,000	211,000
APTIM Corporation 144A	7.75	6-15-2025	200,000	170,500
Covanta Holding Corporation	5.88	3-1-2024	200,000	201,500
Pitney Bowes Incorporated	4.70	4-1-2023	200,000	178,500
West Corp Company 144A	8.50	10-15-2025	200,000	182,000

				1,295,750

Construction & Engineering: 0.91%
AECOM	5.88	10-15-2024	300,000	320,217
United Rentals North America Incorporated	5.50	7-15-2025	500,000	510,000
United Rentals North America Incorporated	5.50	5-15-2027	200,000	199,500

				1,029,717

The accompanying notes are an integral part of these financial statements.

180	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Electrical Equipment: 0.18%
Vertiv Group Corporation 144A	9.25%	10-15-2024	$200,000	$205,500

Machinery: 0.73%
BlueLine Rental Finance Corporation 144A	9.25	3-15-2024	300,000	315,000
Gates Global LLC 144A	6.00	7-15-2022	95,000	95,950
Navistar International Corporation 144A	6.63	11-1-2025	200,000	208,000
Xerium Technologies Incorporated	9.50	8-15-2021	200,000	210,250

				829,200

Metals & Mining: 0.18%
AK Steel Corporation	7.63	10-1-2021	200,000	204,000

Professional Services: 0.63%
Brand Industrial Services Incorporated 144A	8.50	7-15-2025	200,000	205,500
CyrusOne LP	5.38	3-15-2027	300,000	301,500
Exela Technologies Incorporated 144A	10.00	7-15-2023	200,000	209,500

				716,500

Road & Rail: 0.43%
Hertz Corporation	6.25	10-15-2022	200,000	186,500
Hertz Corporation	7.38	1-15-2021	300,000	299,625

				486,125

Trading Companies & Distributors: 0.53%
HD Supply Incorporated 144A	5.75	4-15-2024	300,000	315,375
Herc Rentals Incorporated 144A	7.50	6-1-2022	78,000	81,608
United Rentals North America Incorporated	5.75	11-15-2024	200,000	206,440

				603,423

Information Technology: 5.67%

Communications Equipment: 0.59%
CommScope Technologies Finance LLC 144A	5.00	3-15-2027	500,000	486,250
Riverbed Technology Incorporated 144A	8.88	3-1-2023	200,000	185,000

				671,250

Electronic Equipment, Instruments & Components: 0.18%
Anixter International Incorporated	5.13	10-1-2021	200,000	205,500

Internet Software & Services: 1.61%
Infor Software Parent LLC (PIK at 7.88%) 144A¥	7.13	5-1-2021	400,000	403,628
Rackspace Hosting Company 144A	8.63	11-15-2024	300,000	295,313
Sabre GLBL Incorporated 144A	5.38	4-15-2023	200,000	201,500
Verisign Incorporated	5.25	4-1-2025	300,000	304,140
Zayo Group LLC 144A	5.75	1-15-2027	200,000	200,500
Zayo Group LLC	6.00	4-1-2023	200,000	206,134
Zayo Group LLC	6.38	5-15-2025	200,000	209,000

				1,820,215

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	181

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

IT Services: 0.72%
Alliance Data Systems Company 144A	5.88%	11-1-2021	$200,000	$204,500
First Data Corporation 144A	5.00	1-15-2024	400,000	400,820
First Data Corporation 144A	7.00	12-1-2023	200,000	208,100

				813,420

Semiconductors & Semiconductor Equipment: 0.27%
Micron Technology Incorporated	5.50	2-1-2025	300,000	310,470

Software: 0.97%
BMC Software Finance Incorporated 144A	8.13	7-15-2021	500,000	511,105
Solera Finance Incorporated 144A	10.50	3-1-2024	200,000	219,500
Symantec Corporation 144A	5.00	4-15-2025	200,000	198,225
Veritas US Incorporated 144A	10.50	2-1-2024	200,000	172,000

				1,100,830

Technology Hardware, Storage & Peripherals: 1.33%
CDW Finance Corporation	5.00	9-1-2023	200,000	204,000
Dell International LLC 144A	5.88	6-15-2021	200,000	205,770
Dell International LLC 144A	7.13	6-15-2024	200,000	213,810
NCR Corporation	5.00	7-15-2022	300,000	292,500
NCR Corporation	6.38	12-15-2023	200,000	200,750
Western Digital Corporation	4.75	2-15-2026	400,000	392,172

				1,509,002

Materials: 8.80%

Chemicals: 3.07%
Avantor Incorporated 144A	6.00	10-1-2024	300,000	304,500
Avantor Incorporated 144A	9.00	10-1-2025	200,000	206,250
Calumet Specialty Products Partners LP	7.63	1-15-2022	400,000	396,000
CF Industries Incorporated	3.45	6-1-2023	500,000	480,000
CF Industries Incorporated	4.95	6-1-2043	200,000	175,600
Chemours Company	6.63	5-15-2023	200,000	209,500
Chemours Company	7.00	5-15-2025	200,000	213,500
CVR Partners LP 144A	9.25	6-15-2023	200,000	213,250
Hexion Incorporated	6.63	4-15-2020	600,000	567,750
Huntsman International LLC	4.88	11-15-2020	200,000	204,600
Platform Specialty Products 144A	6.50	2-1-2022	300,000	306,750
TPC Group Incorporated 144A	8.75	12-15-2020	200,000	200,000

				3,477,700

Construction Materials: 0.60%
Standard Industries Incorporated 144A	5.00	2-15-2027	500,000	475,000
Summit Materials LLC	6.13	7-15-2023	200,000	202,750

				677,750

Containers & Packaging: 3.00%
Ball Corporation	4.00	11-15-2023	200,000	195,250
Ball Corporation	5.25	7-1-2025	200,000	206,000

The accompanying notes are an integral part of these financial statements.

182	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Containers & Packaging (continued)
Berry Global Incorporated	6.00%	10-15-2022	$300,000	$308,625
BWAY Holding Company 144A	5.50	4-15-2024	300,000	298,125
BWAY Holding Company 144A	7.25	4-15-2025	300,000	292,500
Crown Americas Capital Corporation IV	4.50	1-15-2023	500,000	500,000
Flex Acquisition Company Incorporated 144A	6.88	1-15-2025	200,000	192,500
Owens-Brockway Glass Container Incorporated 144A	5.38	1-15-2025	200,000	197,500
Owens-Brockway Glass Container Incorporated 144A	5.88	8-15-2023	200,000	205,000
Reynolds Group Issuer Incorporated 144A	5.13	7-15-2023	200,000	199,250
Reynolds Group Issuer Incorporated 144A	7.00	7-15-2024	400,000	406,400
Sealed Air Corporation 144A	5.25	4-1-2023	200,000	203,000
Sealed Air Corporation 144A	5.50	9-15-2025	200,000	203,000

				3,407,150

Metals & Mining: 1.95%
Big River Steel LLC 144A	7.25	9-1-2025	200,000	209,506
Cleveland-Cliffs Incorporated	5.75	3-1-2025	400,000	392,824
Freeport-McMoRan Copper & Gold Incorporated	5.40	11-14-2034	400,000	369,376
Freeport-McMoRan Copper & Gold Incorporated	6.88	2-15-2023	300,000	320,250
Joseph T Ryerson & Son Incorporated 144A	11.00	5-15-2022	200,000	220,500
Novelis Corporation 144A	6.25	8-15-2024	300,000	303,750
Steel Dynamics Incorporated	4.13	9-15-2025	200,000	190,500
United States Steel Corporation	6.88	8-15-2025	200,000	203,000

				2,209,706

Paper & Forest Products: 0.18%
Resolute Forest Products Company	5.88	5-15-2023	200,000	205,750

Real Estate: 2.76%

Equity REITs: 2.12%
CBL & Associates LP	5.95	12-15-2026	300,000	243,750
Equinix Incorporated	5.38	4-1-2023	300,000	306,375
Equinix Incorporated	5.88	1-15-2026	200,000	207,500
ESH Hospitality Incorporated 144A	5.25	5-1-2025	200,000	193,750
Iron Mountain Incorporated	5.75	8-15-2024	600,000	594,750
Istar Incorporated	5.25	9-15-2022	200,000	198,000
MGM Growth Properties Operating Partnership LP	4.50	9-1-2026	300,000	285,750
Uniti Group Incorporated 144A	6.00	4-15-2023	200,000	192,000
Uniti Group Incorporated	8.25	10-15-2023	200,000	188,438

				2,410,313

Real Estate Management & Development: 0.64%
Icahn Enterprises Company	6.25	2-1-2022	300,000	308,220
Icahn Enterprises Company	6.75	2-1-2024	400,000	413,000

				721,220

Telecommunication Services: 3.54%

Diversified Telecommunication Services: 2.07%
CenturyLink Incorporated	5.63	4-1-2025	300,000	293,250
CenturyLink Incorporated	6.45	6-15-2021	200,000	208,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	183

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Diversified Telecommunication Services (continued)
Centurylink Incorporated	7.50%	4-1-2024	$200,000	$214,000
Cincinnati Bell Incorporated 144A	7.00	7-15-2024	200,000	176,000
Embarq Corporation	8.00	6-1-2036	200,000	195,000
Frontier Communications Corporation 144A	8.50	4-1-2026	200,000	188,160
Hughes Satellite Systems Company	7.63	6-15-2021	300,000	322,875
Level 3 Financing Incorporated	5.38	1-15-2024	200,000	200,000
Level 3 Financing Incorporated	5.38	5-1-2025	200,000	197,500
Qwest Capital Funding	6.88	7-15-2028	200,000	186,500
Windstream Services Finance Company 144A	9.00	6-30-2025	236,000	170,510

				2,351,795

Wireless Telecommunication Services: 1.47%
SBA Communications Corporation	4.88	7-15-2022	200,000	202,500
Sprint Capital Corporation	8.75	3-15-2032	200,000	221,000
Sprint Communications Incorporated	7.00	8-15-2020	200,000	209,500
Sprint Corporation	7.13	6-15-2024	200,000	207,500
Sprint Corporation	7.25	9-15-2021	200,000	209,688
T-Mobile USA Incorporated	5.13	4-15-2025	200,000	201,592
T-Mobile USA Incorporated	5.38	4-15-2027	200,000	201,040
T-Mobile USA Incorporated	6.50	1-15-2024	200,000	207,000

				1,659,820

Utilities: 2.77%

Electric Utilities: 0.46%
NextEra Energy Incorporated 144A	4.25	9-15-2024	200,000	195,000
Talen Energy Supply LLC	4.60	12-15-2021	200,000	173,500
Talen Energy Supply LLC	6.50	6-1-2025	200,000	149,000

				517,500

Gas Utilities: 0.64%
AmeriGas Partners LP	5.50	5-20-2025	300,000	294,000
Ferrellgas LP	6.75	6-15-2023	500,000	430,000

				724,000

Independent Power & Renewable Electricity Producers: 1.67%
Calpine Corporation 144A	5.25	6-1-2026	200,000	188,816
Calpine Corporation	5.38	1-15-2023	500,000	475,000
Calpine Corporation	5.75	1-15-2025	200,000	181,500
Dynergy Incorporated	5.88	6-1-2023	200,000	205,750
NRG Energy Incorporated	6.25	5-1-2024	200,000	207,000
NWG Energy Incorporated	7.25	5-15-2026	400,000	432,000
The AES Corporation	5.50	4-15-2025	200,000	205,500

				1,895,566

Total Corporate Bonds and Notes (Cost $92,815,651)				90,482,876

Yankee Corporate Bonds and Notes: 15.49%

Consumer Discretionary: 4.14%

Auto Components: 0.26%
IHO Verwaltungs GmbH 144A	4.50	9-15-2023	300,000	291,000

The accompanying notes are an integral part of these financial statements.

184	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Automobiles: 0.74%
Fiat Chrysler Automobiles NV	4.50%	4-15-2020	$200,000	$201,000
Fiat Chrysler Automobiles NV	5.25	4-15-2023	300,000	304,875
Jaguar Land Rover Automotive plc 144A	4.50	10-1-2027	400,000	338,500

				844,375

Hotels, Restaurants & Leisure: 1.04%
International Game Technology plc 144A	6.50	2-15-2025	400,000	420,000
New Red Finance Incorporated 144A	4.25	5-15-2024	500,000	477,500
Wynn Macau Limited 144A	5.50	10-1-2027	300,000	283,500

				1,181,000

Household Durables: 0.27%
Brookfield Residential Properties Incorporated 144A	6.13	7-1-2022	300,000	302,250

Media: 1.83%
Altice Financing SA 144A	6.63	2-15-2023	100,000	100,624
Altice Finco SA 144A	8.13	1-15-2024	400,000	403,000
Altice Luxembourg SA 144A	7.75	5-15-2022	300,000	289,125
Altice SA 144A	7.63	2-15-2025	200,000	184,858
Unitymedia GmbH 144A	6.13	1-15-2025	300,000	313,500
UPC Holding BV 144A	5.50	1-15-2028	200,000	186,250
Videotron Limited	5.00	7-15-2022	400,000	407,000
Virgin Media Secured Finance plc 144A	5.25	1-15-2026	200,000	194,540

				2,078,897

Consumer Staples: 0.09%

Food & Staples Retailing: 0.09%
Tesco Place 144A	6.15	11-15-2037	100,000	106,605

Energy: 2.48%

Energy Equipment & Services: 0.61%
Alcoa Nederland Holding Company BV 144A	6.75	9-30-2024	200,000	212,000
Alcoa Nederland Holding Company BV 144A	7.00	9-30-2026	100,000	107,875
Noble Holding International Limited	8.95	4-1-2045	200,000	181,000
Precision Drilling Corporation	5.25	11-15-2024	200,000	190,500

				691,375

Oil, Gas & Consumable Fuels: 1.87%
Baytex Energy Corporation 144A	5.13	6-1-2021	200,000	194,500
Jupiter Resources Incorporated 144A	8.50	10-1-2022	400,000	201,000
KCA Deutag UK Finance plc 144A	9.63	4-1-2023	200,000	194,000
KCA Deutag UK Finance plc 144A	9.88	4-1-2022	300,000	299,250
MEG Energy Corporation 144A	6.38	1-30-2023	200,000	181,500
MEG Energy Corporation 144A	6.50	1-15-2025	300,000	298,500
Seven Generations Energy Company 144A	6.88	6-30-2023	400,000	416,000
Weatherford International Limited	7.00	3-15-2038	200,000	152,000
Weatherford International Limited	8.25	6-15-2023	200,000	186,500

				2,123,250

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	185

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Financials: 2.46%

Banks: 0.76%
Barclays plc	4.84%	5-9-2028	$300,000	$284,892
Credit Agricole SA (3 Month LIBOR +6.98%) 144A±	8.38	10-29-2049	200,000	208,622
Intesa Sanpaolo SpA 144A	5.02	6-26-2024	400,000	361,729

				855,243

Capital Markets: 0.49%
Deutsche Bank AG (5 Year USD Swap +2.25%) ±	4.30	5-24-2028	200,000	182,712
Deutsche Bank AG	4.50	4-1-2025	400,000	374,075

				556,787

Diversified Financial Services: 1.21%
GW Honos Security Corporation 144A	8.75	5-15-2025	200,000	197,000
Hulk Finance Corporation 144A	7.00	6-1-2026	200,000	192,000
Intelsat Jackson Holdings SA	5.50	8-1-2023	200,000	182,440
Intelsat Jackson Holdings SA 144A	8.00	2-15-2024	200,000	210,500
New Red Finance Incorporated 144A	5.00	10-15-2025	200,000	193,000
Park Aerospace Holdings Company 144A	4.50	3-15-2023	200,000	197,750
Park Aerospace Holdings Company 144A	5.25	8-15-2022	200,000	203,750

				1,376,440

Health Care: 1.28%

Pharmaceuticals: 1.28%
Bausch Health Companies Incorporated 144A	6.13	4-15-2025	200,000	186,000
Bausch Health Companies Incorporated 144A	7.50	7-15-2021	200,000	203,176
Bausch Health Companies Incorporated 144A	8.50	1-31-2027	300,000	308,250
Mallinckrodt International Finance SA	4.75	4-15-2023	300,000	260,250
Mallinckrodt International Finance SA 144A	4.88	4-15-2020	300,000	298,875
Valeant Pharmaceuticals International Incorporated 144A	5.63	12-1-2021	200,000	198,000

				1,454,551

Industrials: 1.22%

Aerospace & Defense: 0.62%
Bombardier Incorporated 144A	5.75	3-15-2022	200,000	200,500
Bombardier Incorporated 144A	6.00	10-15-2022	500,000	502,500

				703,000

Electrical Equipment: 0.27%
Sensata Technologies BV 144A	5.63	11-1-2024	300,000	310,500

Professional Services: 0.17%
GFL Environmental Incorporated 144A	5.38	3-1-2023	200,000	190,000

Transportation Infrastructure: 0.16%
Stena International SA 144A	5.75	3-1-2024	200,000	185,500

Information Technology: 0.73%

Communications Equipment: 0.19%
Nokia Corporation	6.63	5-15-2039	200,000	215,000

Semiconductors & Semiconductor Equipment: 0.36%
NXP BV 144A	4.63	6-15-2022	400,000	404,884

The accompanying notes are an integral part of these financial statements.

186	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Software: 0.18%
Open Text Corporation 144A	5.63%	1-15-2023	$200,000	$206,500

Materials: 1.55%

Containers & Packaging: 0.65%
Ardagh Packaging Finance plc 144A	7.25	5-15-2024	700,000	735,875

Metals & Mining: 0.90%
Constellium NV Company 144A	5.75	5-15-2024	250,000	249,063
FMG Resources Proprietary Limited 144A	4.75	5-15-2022	200,000	196,260
Hudbay Minerals Incorporated 144A	7.63	1-15-2025	200,000	203,250
New Gold Incorporated 144A	6.25	11-15-2022	200,000	177,500
Teck Resources Limited	5.40	2-1-2043	200,000	190,500

				1,016,573

Telecommunication Services: 1.54%

Diversified Telecommunication Services: 1.19%
SFR Group SA 144A	7.38	5-1-2026	500,000	491,250
Telecom Italia SpA 144A	5.30	5-30-2024	200,000	199,500
Virgin Media Finance plc 144A	6.00	10-15-2024	200,000	197,500
Wind Tre SpA 144A	5.00	1-20-2026	200,000	178,806
Ziggo Bond Finance BV 144A	5.88	1-15-2025	300,000	280,125

				1,347,181

Wireless Telecommunication Services: 0.35%
C&W Senior Financing Designated Activity Company 144A	6.88	9-15-2027	200,000	198,500
Inmarsat Finance plc 144A	4.88	5-15-2022	200,000	200,500

				399,000

Total Yankee Corporate Bonds and Notes (Cost $18,128,160)				17,575,786

	Yield		Shares
Short-Term Investments: 2.70%

Investment Companies: 2.70%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.87		3,064,761	3,064,761

Total Short-Term Investments (Cost $3,064,761)				3,064,761

Total investments in securities (Cost $114,008,572)	97.95%	111,123,423
Other assets and liabilities, net	2.05	2,328,483

Total net assets	100.00%	$113,451,906

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

¥

A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	187

HIGH YIELD CORPORATE BOND PORTFOLIO

Abbreviations:

LIBOR	London Interbank Offered Rate

REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	1,484,192	17,498,638	15,918,069	3,064,761	$0	$0	$11,863	$3,064,761	2.70%

The accompanying notes are an integral part of these financial statements.

188	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

INTERNATIONAL GOVERNMENT BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @: 98.31%
Australian Government Bond Series 144 (AUD)	3.75%	4-21-2037	350,000	$285,090
Australian Government Bond Series 150 (AUD)	3.00	3-21-2047	200,000	143,642
Belgium Government Bond Series 66 (EUR)	4.00	3-28-2032	260,000	417,286
Bundesrepublik Deutschland (EUR)	2.50	7-4-2044	120,000	189,529
Bundesrepublik Deutschland Series 05 (EUR)	4.00	1-4-2037	110,000	199,771
Canada (CAD)	0.75	9-1-2021	530,000	390,279
Czech Republic Bond (CZK)	0.01	2-10-2020	3,540,000	156,706
Finnish Government Bond (EUR) 144A	0.50	9-15-2027	370,000	430,564
France Government Bond (EUR)	1.00	5-25-2027	710,000	860,572
Italy Buoni Poliennali del Tesoro (EUR)	1.35	4-15-2022	160,000	179,085
Italy Buoni Poliennali del Tesoro (EUR)	2.15	12-15-2021	590,000	686,602
Japan (JPY)	0.10	12-15-2019	212,200,000	1,914,957
Japan (JPY)	0.10	8-1-2020	33,800,000	305,450
Korea (KRW)	2.00	3-10-2021	442,380,000	398,148
Malaysia (MYR)	3.88	3-10-2022	1,140,000	279,721
Mexico (MXN)	6.50	6-9-2022	8,170,000	408,705
Netherlands Government Bond (EUR) 144A	2.50	1-15-2033	290,000	418,214
New Zealand Government Bond (NZD)	2.75	4-15-2037	150,000	97,601
Norway (NOK) 144A	1.75	2-17-2027	770,000	92,218
Poland (PLN)	2.50	7-25-2027	1,230,000	315,904
Republic of Austria (EUR) 144A	0.75	10-20-2026	330,000	394,508
Russia Government Bond (RUB)	7.70	3-23-2033	11,430,000	157,413
Singapore (SGD)	2.88	9-1-2030	280,000	211,752
Spain Government Bond (EUR) 144A	5.85	1-31-2022	270,000	375,047
Switzerland Bond (CHF)	0.50	6-28-2045	100,000	105,711
Thailand Government Bond (THB)	1.88	6-17-2022	7,050,000	212,888
United Kingdom Gilt (GBP)	4.25	12-7-2027	530,000	862,856

Total Foreign Government Bonds (Cost $10,566,684)				10,490,219

	Yield		Shares
Short-Term Investments: 9.55%

Investment Companies: 9.55%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.87		1,018,943	1,018,943

Total Short-Term Investments (Cost $1,018,943)				1,018,943

Total investments in securities (Cost $11,585,627)	107.86%	11,509,162
Other assets and liabilities, net	(7.86)	(838,650)

Total net assets	100.00%	$10,670,512

@	Foreign bond principal is denominated in the local currency of the issuer.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	189

INTERNATIONAL GOVERNMENT BOND PORTFOLIO

Abbreviations:

AUD	Australian dollar

CAD	Canadian dollar

CHF	Swiss franc

CZK	Czech Republic

DKK	Danish Krone

EUR	Euro

GBP	Great British pound

JPY	Japanese yen

KRW	Republic of Korea won

MXN	Mexican peso

MYR	Malaysian ringgit

NOK	Norwegian krone

NZD	New Zealand dollar

PLN	Polish zloty

RUB	Russian ruble

SEK	Swedish krona

SGD	Singapore dollar

THB	Thai baht

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
98,382 USD	140,000 NZD	State Street Bank	9/6/2018	$5,758	$0
91,613 USD	1,860,000 MXN	State Street Bank	9/6/2018	0	(5,726)
206,104 USD	755,000 PLN	State Street Bank	9/6/2018	2,416	0
255,149 USD	2,220,000 SEK	State Street Bank	9/6/2018	12,380	0
182,417 USD	155,000 EUR	State Street Bank	9/6/2018	2,488	0
168,168 USD	217,000 CAD	State Street Bank	9/6/2018	1,879	0
78,709 USD	105,000 SGD	State Street Bank	9/6/2018	2,208	0
81,900,000 JPY	750,738 USD	State Street Bank	9/6/2018	0	(13,585)
365,000 AUD	279,252 USD	State Street Bank	9/6/2018	0	(16,854)
63,00 GBP	84,225 USD	State Street Bank	9/6/2018	0	(2,546)
1,375,000 DKK	217,540 USD	State Street Bank	9/6/2018	0	(3,422)
187,214 USD	11,750,000 RUB	State Street Bank	9/12/2018	13,258	0
190,858 USD	762,000 MYR	State Street Bank	9/12/2018	5,472	0
88,896 USD	2,830,000 THB	State Street Bank	9/12/2018	2,419	0
315,400,000 KRW	295,850 USD	State Street Bank	9/12/2018	0	(12,483)

				$48,278	$(54,616)

The accompanying notes are an integral part of these financial statements.

190	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

INTERNATIONAL GOVERNMENT BOND PORTFOLIO

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	41,773	1,153,229	176,059	1,018,943	$0	$0	$552	$1,018,943	9.55%

The following table shows the percent of total long-term investments by country allocation as of August 31, 2018:

Japan	21.17%
Italy	8.25
United Kingdom	8.22
France	8.20
Finland	4.10
Australia	4.09
Netherlands	3.99
Belgium	3.98
Mexico	3.89
South Korea	3.80
Austria	3.76
Canada	3.72
Germany	3.71
Spain	3.58
Poland	3.01
Malaysia	2.67
Thailand	2.03
Singapore	2.02
Russia	1.50
Czech Republic	1.49
Switzerland	1.01
New Zealand	0.93
Norway	0.88

100.00%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	191

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 81.28%

Consumer Discretionary: 8.60%

Auto Components: 0.08%
Lear Corporation	5.25%	1-15-2025	$297,000	$308,396

Automobiles: 0.69%
American Honda Finance Corporation	2.90	2-16-2024	200,000	194,711
American Honda Finance Corporation	1.65	7-12-2021	500,000	479,971
Ford Motor Company	7.45	7-16-2031	500,000	554,177
General Motors Company	6.25	10-2-2043	175,000	181,115
General Motors Company	6.60	4-1-2036	350,000	375,724
Toyota Motor Credit Corporation	1.95	4-17-2020	300,000	295,371
Toyota Motor Credit Corporation	2.60	1-11-2022	300,000	294,798
Toyota Motor Credit Corporation	2.63	1-10-2023	310,000	302,434

				2,678,301

Diversified Consumer Services: 0.06%
President & Fellows of Harvard College	4.88	10-15-2040	210,000	246,228

Hotels, Restaurants & Leisure: 0.65%
Marriott International Incorporated	3.38	10-15-2020	117,000	117,206
Marriott International Incorporated	3.75	3-15-2025	500,000	492,363
McDonald’s Corporation	2.63	1-15-2022	250,000	244,926
McDonald’s Corporation	3.25	6-10-2024	350,000	348,523
McDonald’s Corporation	3.38	5-26-2025	245,000	240,594
McDonald’s Corporation	3.50	7-15-2020	140,000	141,279
McDonald’s Corporation	3.63	5-20-2021	70,000	70,970
McDonald’s Corporation	3.70	2-15-2042	350,000	315,910
McDonald’s Corporation	4.60	5-26-2045	175,000	176,180
McDonald’s Corporation	6.30	10-15-2037	210,000	257,422
Starbucks Corporation	4.30	6-15-2045	105,000	101,393

				2,506,766

Household Durables: 0.50%
D.R. Horton Incorporated	4.00	2-15-2020	231,000	232,841
Newell Brands Incorporated	4.20	4-1-2026	525,000	504,653
Newell Brands Incorporated	5.38	4-1-2036	200,000	192,584
Newell Brands Incorporated	5.50	4-1-2046	225,000	215,409
Newell Rubbermaid Incorporated	2.88	12-1-2019	140,000	139,396
Newell Rubbermaid Incorporated	4.70	8-15-2020	350,000	357,330
Whirlpool Corporation	4.00	3-1-2024	87,000	87,098
Whirlpool Corporation	4.70	6-1-2022	140,000	145,236
Whirlpool Corporation	4.85	6-15-2021	70,000	72,405

				1,946,952

Internet & Direct Marketing Retail: 0.62%
Amazon.com Incorporated	2.50	11-29-2022	620,000	605,121
Amazon.com Incorporated	2.60	12-5-2019	280,000	279,695
Amazon.com Incorporated	4.05	8-22-2047	200,000	197,290

The accompanying notes are an integral part of these financial statements.

192	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Internet & Direct Marketing Retail (continued)
Amazon.com Incorporated	4.25%	8-22-2057	$400,000	$399,451
Amazon.com Incorporated	4.95	12-5-2044	300,000	339,650
Expedia Incorporated	4.50	8-15-2024	70,000	70,947
QVC Incorporated	4.38	3-15-2023	210,000	207,599
QVC Incorporated	5.13	7-2-2022	140,000	142,780
QVC Incorporated	5.45	8-15-2034	175,000	158,805

				2,401,338

Leisure Products: 0.13%
Hasbro Incorporated	6.35	3-15-2040	108,000	118,524
Unilever Capital Corporation	3.10	7-30-2025	390,000	380,847

				499,371

Media: 3.74%
21st Century Fox America Incorporated	3.00	9-15-2022	262,000	258,137
21st Century Fox America Incorporated	4.50	2-15-2021	350,000	360,211
21st Century Fox America Incorporated	4.75	9-15-2044	350,000	369,454
21st Century Fox America Incorporated	6.65	11-15-2037	325,000	418,930
21st Century Fox America Incorporated	8.15	10-17-2036	175,000	250,226
CBS Corporation	3.70	8-15-2024	350,000	340,784
CBS Corporation	4.85	7-1-2042	140,000	135,342
CBS Corporation	4.90	8-15-2044	350,000	338,409
CBS Corporation	7.88	7-30-2030	420,000	525,389
Charter Communications Operating LLC	4.46	7-23-2022	900,000	917,969
Charter Communications Operating LLC	4.91	7-23-2025	400,000	407,869
Comcast Corporation	2.35	1-15-2027	210,000	186,367
Comcast Corporation	3.13	7-15-2022	350,000	347,576
Comcast Corporation	4.40	8-15-2035	210,000	208,990
Comcast Corporation	4.65	7-15-2042	384,000	381,732
Comcast Corporation	4.75	3-1-2044	262,000	265,491
Comcast Corporation	5.15	3-1-2020	350,000	360,894
Discovery Communications LLC	3.30	5-15-2022	175,000	172,287
Discovery Communications LLC	3.95	3-20-2028	1,000,000	951,314
Discovery Communications LLC	4.38	6-15-2021	210,000	213,963
Discovery Communications LLC	5.63	8-15-2019	108,000	110,656
Discovery Communications LLC	6.35	6-1-2040	175,000	191,653
Omnicom Group Incorporated	3.63	5-1-2022	175,000	174,231
Time Warner Cable Incorporated	4.00	1-15-2022	210,000	212,941
Time Warner Cable Incorporated	4.50	9-15-2042	220,000	185,374
Time Warner Cable Incorporated	4.70	1-15-2021	175,000	180,555
Time Warner Cable Incorporated	5.50	9-1-2041	210,000	201,745
Time Warner Cable Incorporated	6.55	5-1-2037	300,000	323,957
Time Warner Cable Incorporated	7.30	7-1-2038	385,000	447,323
Time Warner Cable Incorporated	7.63	4-15-2031	200,000	253,316
Time Warner Cable Incorporated	8.38	3-15-2023	175,000	203,503
Time Warner Entertainment Company LP	3.40	6-15-2022	70,000	69,602
Time Warner Entertainment Company LP	4.05	12-15-2023	400,000	404,636
Time Warner Entertainment Company LP	4.75	3-29-2021	350,000	360,795
Time Warner Entertainment Company LP	4.90	6-15-2042	36,000	33,639

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	193

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
Time Warner Entertainment Company LP	8.38%	7-15-2033	$210,000	$263,722
Viacom Incorporated	4.25	9-1-2023	180,000	181,008
Viacom Incorporated	4.38	3-15-2043	386,000	332,331
Viacom Incorporated	4.50	3-1-2021	350,000	356,983
Viacom Incorporated	5.50	5-15-2033	140,000	147,701
Viacom Incorporated	5.63	9-15-2019	105,000	107,671
Viacom Incorporated	5.85	9-1-2043	87,000	90,332
Viacom Incorporated	6.88	4-30-2036	238,000	268,934
Walt Disney Company	2.55	2-15-2022	175,000	171,090
Walt Disney Company	2.75	8-16-2021	350,000	346,061
Walt Disney Company	2.95	6-15-2027	700,000	669,400
Walt Disney Company	3.00	2-13-2026	350,000	338,478
Walt Disney Company	4.13	12-1-2041	175,000	173,513
Walt Disney Company	4.13	6-1-2044	245,000	242,360

				14,454,844

Multiline Retail: 0.60%
Dollar General Corporation	3.25	4-15-2023	245,000	241,517
Kohl’s Corporation	3.25	2-1-2023	105,000	101,972
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	140,000	139,415
Nordstrom Incorporated	4.00	10-15-2021	175,000	177,110
Nordstrom Incorporated	4.75	5-1-2020	94,000	96,289
Nordstrom Incorporated	5.00	1-15-2044	70,000	64,811
Target Corporation	2.50	4-15-2026	1,200,000	1,118,341
Target Corporation	2.90	1-15-2022	175,000	174,464
Target Corporation	3.63	4-15-2046	210,000	190,369

				2,304,288

Specialty Retail: 1.41%
AutoZone Incorporated	2.88	1-15-2023	175,000	169,986
AutoZone Incorporated	3.13	7-15-2023	105,000	102,578
AutoZone Incorporated	4.00	11-15-2020	140,000	141,918
Bed Bath & Beyond Incorporated	4.92	8-1-2034	175,000	143,951
Bed Bath & Beyond Incorporated	5.17	8-1-2044	245,000	185,411
Home Depot Incorporated	2.70	4-1-2023	262,000	257,006
Home Depot Incorporated	3.50	9-15-2056	260,000	229,110
Home Depot Incorporated	3.75	2-15-2024	350,000	358,185
Home Depot Incorporated	3.95	9-15-2020	280,000	285,827
Home Depot Incorporated	4.20	4-1-2043	280,000	283,360
Home Depot Incorporated	4.40	4-1-2021	350,000	362,542
Home Depot Incorporated	5.40	9-15-2040	140,000	165,463
Lowe’s Companies Incorporated	2.50	4-15-2026	350,000	323,262
Lowe’s Companies Incorporated	3.12	4-15-2022	140,000	139,925
Lowe’s Companies Incorporated	3.75	4-15-2021	105,000	106,871
Lowe’s Companies Incorporated	3.88	9-15-2023	175,000	179,997
Lowe’s Companies Incorporated	4.25	9-15-2044	175,000	174,638
Lowe’s Companies Incorporated	4.38	9-15-2045	400,000	405,032
Lowe’s Companies Incorporated	4.65	4-15-2042	350,000	368,197
O’Reilly Automotive Incorporated	3.80	9-1-2022	105,000	106,042

The accompanying notes are an integral part of these financial statements.

194	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Specialty Retail (continued)
O’Reilly Automotive Incorporated	4.63%	9-15-2021	$105,000	$108,692
O’Reilly Automotive Incorporated	4.88	1-14-2021	31,000	32,076
TJX Companies Incorporated	2.75	6-15-2021	350,000	347,555
Unilever Capital Corporation	2.00	7-28-2026	500,000	448,603

				5,426,227

Textiles, Apparel & Luxury Goods: 0.12%
Nike Incorporated	2.25	5-1-2023	70,000	67,265
Nike Incorporated	3.63	5-1-2043	70,000	66,182
Nike Incorporated	3.88	11-1-2045	350,000	339,240

				472,687

Consumer Staples: 7.03%

Beverages: 2.10%
Anheuser-Busch InBev Finance Company	3.30	2-1-2023	525,000	520,868
Anheuser-Busch InBev Finance Company	4.00	1-17-2043	210,000	190,490
Anheuser-Busch InBev Finance Company	4.63	2-1-2044	245,000	240,714
Anheuser-Busch InBev Worldwide Incorporated	2.50	7-15-2022	500,000	484,847
Anheuser-Busch InBev Worldwide Incorporated	3.75	7-15-2042	252,000	224,149
Constellation Brands Incorporated	3.50	5-9-2027	1,000,000	945,539
Constellation Brands Incorporated	3.75	5-1-2021	98,000	99,100
Constellation Brands Incorporated	3.88	11-15-2019	77,000	77,765
Constellation Brands Incorporated	4.25	5-1-2023	360,000	366,846
Diageo Investment Corporation	7.45	4-15-2035	105,000	145,887
Keurig Dr Pepper Incorporated 144A	3.55	5-25-2021	1,100,000	1,102,177
Molson Coors Brewing Company	2.10	7-15-2021	260,000	250,519
Molson Coors Brewing Company	5.00	5-1-2042	350,000	355,350
PepsiCo Incorporated	2.75	3-5-2022	259,000	257,025
PepsiCo Incorporated	3.00	8-25-2021	175,000	175,363
PepsiCo Incorporated	3.60	8-13-2042	285,000	266,145
PepsiCo Incorporated	4.00	3-5-2042	175,000	174,722
PepsiCo Incorporated	4.25	10-22-2044	140,000	144,159
PepsiCo Incorporated	4.50	1-15-2020	140,000	143,410
PepsiCo Incorporated	5.50	1-15-2040	210,000	251,267
The Coca-Cola Company	2.50	4-1-2023	245,000	238,598
The Coca-Cola Company	2.55	6-1-2026	500,000	467,236
The Coca-Cola Company	2.88	10-27-2025	700,000	676,222
The Coca-Cola Company	3.20	11-1-2023	280,000	279,821
The Coca-Cola Company	3.30	9-1-2021	49,000	49,570

				8,127,789

Food & Staples Retailing: 1.39%
Costco Wholesale Corporation	1.70	12-15-2019	350,000	345,703
Sysco Corporation	3.30	7-15-2026	200,000	191,966
Sysco Corporation	4.45	3-15-2048	200,000	198,369
Sysco Corporation	5.38	9-21-2035	200,000	223,247
The Kroger Company	3.40	4-15-2022	175,000	174,424
The Kroger Company	3.85	8-1-2023	175,000	176,797
The Kroger Company	5.00	4-15-2042	175,000	172,812

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	195

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Food & Staples Retailing (continued)
The Kroger Company	5.15%	8-1-2043	$105,000	$104,914
The Kroger Company	6.90	4-15-2038	210,000	252,112
The Kroger Company	7.50	4-1-2031	342,000	425,822
Wal-Mart Stores Incorporated	3.63	7-8-2020	270,000	273,895
Wal-Mart Stores Incorporated	4.00	4-11-2043	280,000	279,116
Wal-Mart Stores Incorporated	4.25	4-15-2021	350,000	361,998
Wal-Mart Stores Incorporated	4.30	4-22-2044	350,000	368,252
Wal-Mart Stores Incorporated	4.88	7-8-2040	175,000	197,645
Wal-Mart Stores Incorporated	5.63	4-1-2040	180,000	222,234
Wal-Mart Stores Incorporated	5.88	4-5-2027	70,000	81,754
Walgreen Company	4.40	9-15-2042	350,000	318,012
Walgreens Boots Alliance Incorporated	2.70	11-18-2019	210,000	209,317
Walgreens Boots Alliance Incorporated	3.45	6-1-2026	525,000	500,210
Walgreens Boots Alliance Incorporated	4.80	11-18-2044	300,000	288,814

				5,367,413

Food Products: 1.54%
Archer-Daniels-Midland Company	4.48	3-1-2021	374,000	385,278
Archer-Daniels-Midland Company	4.54	3-26-2042	175,000	183,530
Campbell Soup Company	2.50	8-2-2022	85,000	80,396
ConAgra Foods Incorporated	8.25	9-15-2030	84,000	107,368
General Mills Incorporated	3.65	2-15-2024	175,000	173,749
General Mills Incorporated	4.20	4-17-2028	1,100,000	1,096,989
General Mills Incorporated	5.40	6-15-2040	241,000	262,022
Hershey Company	4.13	12-1-2020	350,000	360,526
J.M. Smucker Company	3.50	10-15-2021	210,000	210,766
Kellogg Company	4.00	12-15-2020	155,000	158,062
Kellogg Company	4.15	11-15-2019	210,000	213,010
Kraft Heinz Foods Company	2.80	7-2-2020	400,000	396,630
Kraft Heinz Foods Company	3.00	6-1-2026	500,000	455,926
Kraft Heinz Foods Company	4.38	6-1-2046	300,000	262,148
Mead Johnson Nutrition Company	4.90	11-1-2019	175,000	178,741
Mead Johnson Nutrition Company	5.90	11-1-2039	70,000	84,134
Tyson Foods Incorporated	4.50	6-15-2022	350,000	360,575
Tyson Foods Incorporated	4.88	8-15-2034	175,000	178,483
Unilever Capital Corporation	4.25	2-10-2021	300,000	308,723
Unilever Capital Corporation	5.90	11-15-2032	410,000	506,221

				5,963,277

Household Products: 0.77%
Clorox Company	3.05	9-15-2022	113,000	112,024
Clorox Company	3.50	12-15-2024	140,000	139,535
Colgate-Palmolive Company	2.30	5-3-2022	350,000	342,298
Kimberly-Clark Corporation	2.40	6-1-2023	105,000	100,913
Kimberly-Clark Corporation	5.30	3-1-2041	171,000	201,175
Kimberly-Clark Corporation	6.63	8-1-2037	140,000	185,546
The Procter & Gamble Company	3.10	8-15-2023	1,902,000	1,903,836

				2,985,327

The accompanying notes are an integral part of these financial statements.

196	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Personal Products: 0.05%
Estee Lauder Companies Incorporated	6.00%	5-15-2037	$140,000	$172,359

Tobacco: 1.18%
Altria Group Incorporated	2.63	1-14-2020	280,000	278,828
Altria Group Incorporated	4.00	1-31-2024	62,000	63,322
Altria Group Incorporated	4.25	8-9-2042	350,000	326,142
Altria Group Incorporated	4.50	5-2-2043	175,000	170,529
Altria Group Incorporated	4.75	5-5-2021	590,000	613,364
Altria Group Incorporated	9.25	8-6-2019	200,000	211,585
Philip Morris International Incorporated	2.50	8-22-2022	175,000	169,352
Philip Morris International Incorporated	2.63	2-18-2022	400,000	391,246
Philip Morris International Incorporated	2.63	3-6-2023	122,000	117,914
Philip Morris International Incorporated	3.25	11-10-2024	210,000	206,464
Philip Morris International Incorporated	4.13	3-4-2043	210,000	197,762
Philip Morris International Incorporated	4.25	11-10-2044	210,000	200,042
Philip Morris International Incorporated	4.38	11-15-2041	350,000	342,289
Philip Morris International Incorporated	4.50	3-20-2042	140,000	138,972
Reynolds American Incorporated	4.00	6-12-2022	280,000	283,394
Reynolds American Incorporated	4.45	6-12-2025	350,000	354,764
Reynolds American Incorporated	5.70	8-15-2035	210,000	226,534
Reynolds American Incorporated	6.15	9-15-2043	87,000	97,182
Reynolds American Incorporated	7.25	6-15-2037	140,000	175,676

				4,565,361

Energy: 7.84%

Energy Equipment & Services: 0.38%
Halliburton Company	3.25	11-15-2021	140,000	140,582
Halliburton Company	3.50	8-1-2023	350,000	351,063
Halliburton Company	3.80	11-15-2025	350,000	349,290
Halliburton Company	4.50	11-15-2041	175,000	172,949
Halliburton Company	4.75	8-1-2043	175,000	176,709
Sabine Pass Liquefaction LLC	4.20	3-15-2028	270,000	262,472

				1,453,065

Oil, Gas & Consumable Fuels: 7.46%
Anadarko Finance Company	7.50	5-1-2031	227,000	284,179
Anadarko Petroleum Corporation	3.45	7-15-2024	175,000	169,666
Anadarko Petroleum Corporation	5.55	3-15-2026	350,000	376,109
Anadarko Petroleum Corporation	6.20	3-15-2040	210,000	236,651
Anadarko Petroleum Corporation	6.45	9-15-2036	160,000	185,578
Apache Corporation	3.25	4-15-2022	253,000	250,353
Apache Corporation	5.10	9-1-2040	402,000	400,305
Apache Corporation	5.25	2-1-2042	70,000	71,442
Apache Corporation	6.00	1-15-2037	350,000	386,258
Baker Hughes LLC/Baker Hughes Co-Obligor Incorporated	4.08	12-15-2047	800,000	726,765
Boardwalk Pipelines LP	3.38	2-1-2023	70,000	67,751
Boardwalk Pipelines LP	5.75	9-15-2019	105,000	107,591
Buckeye Partners LP	4.15	7-1-2023	175,000	174,069
Buckeye Partners LP	4.88	2-1-2021	392,000	399,374

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	197

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Buckeye Partners LP	5.85%	11-15-2043	$140,000	$132,526
Chevron Corporation	2.10	5-16-2021	260,000	254,319
Chevron Corporation	2.19	11-15-2019	70,000	69,585
Chevron Corporation	2.36	12-5-2022	525,000	508,539
Chevron Corporation	2.42	11-17-2020	350,000	346,676
Chevron Corporation	2.95	5-16-2026	700,000	672,762
Columbia Pipeline Group Incorporated	5.80	6-1-2045	140,000	156,210
ConocoPhillips Company	4.30	11-15-2044	210,000	216,811
ConocoPhillips Company	4.95	3-15-2026	350,000	378,414
ConocoPhillips Company	5.90	10-15-2032	175,000	208,175
ConocoPhillips Company	6.95	4-15-2029	210,000	264,218
Devon Energy Corporation	4.00	7-15-2021	140,000	141,969
Devon Energy Corporation	7.95	4-15-2032	150,000	193,015
El Paso Pipeline Partners Operating LLC	4.70	11-1-2042	70,000	64,967
Enbridge Energy Partners LP	5.20	3-15-2020	266,000	273,119
Enbridge Energy Partners LP	5.50	9-15-2040	140,000	148,851
Enbridge Energy Partners LP	7.50	4-15-2038	189,000	241,427
Energy Transfer Partners LP	3.60	2-1-2023	210,000	207,031
Energy Transfer Partners LP	4.75	1-15-2026	280,000	283,412
Energy Transfer Partners LP	4.90	2-1-2024	210,000	216,562
Energy Transfer Partners LP	5.15	2-1-2043	140,000	131,524
Energy Transfer Partners LP	5.95	10-1-2043	140,000	145,347
Energy Transfer Partners LP	6.05	6-1-2041	210,000	219,098
Energy Transfer Partners LP	7.50	7-1-2038	70,000	83,551
Enterprise Products Operating LLC	3.35	3-15-2023	245,000	243,498
Enterprise Products Operating LLC	3.90	2-15-2024	210,000	212,264
Enterprise Products Operating LLC	4.05	2-15-2022	175,000	178,496
Enterprise Products Operating LLC	4.45	2-15-2043	355,000	344,073
Enterprise Products Operating LLC	4.85	3-15-2044	280,000	286,465
Enterprise Products Operating LLC	5.25	1-31-2020	140,000	144,122
Enterprise Products Operating LLC	5.70	2-15-2042	140,000	157,992
Enterprise Products Operating LLC	5.95	2-1-2041	70,000	80,739
Enterprise Products Operating LLC	7.55	4-15-2038	70,000	92,965
EOG Resources Incorporated	3.90	4-1-2035	140,000	138,156
EOG Resources Incorporated	4.10	2-1-2021	140,000	142,656
EOG Resources Incorporated	4.40	6-1-2020	210,000	214,303
EQT Corporation	4.88	11-15-2021	210,000	216,413
Exxon Mobil Corporation	2.71	3-6-2025	350,000	336,833
Exxon Mobil Corporation	3.57	3-6-2045	350,000	326,909
Exxon Mobil Corporation	4.11	3-1-2046	800,000	819,186
Hess Corporation	7.30	8-15-2031	269,000	313,224
Hess Corporation	7.88	10-1-2029	196,000	238,629
Kerr-McGee Corporation	6.95	7-1-2024	140,000	159,688
Kinder Morgan Energy Partners LP	3.45	2-15-2023	175,000	172,533
Kinder Morgan Energy Partners LP	3.50	3-1-2021	210,000	210,393
Kinder Morgan Energy Partners LP	3.95	9-1-2022	262,000	264,731
Kinder Morgan Energy Partners LP	5.00	8-15-2042	175,000	169,934
Kinder Morgan Energy Partners LP	5.00	3-1-2043	157,000	152,320
Kinder Morgan Energy Partners LP	5.30	9-15-2020	87,000	90,234
Kinder Morgan Energy Partners LP	5.50	3-1-2044	210,000	214,472

The accompanying notes are an integral part of these financial statements.

198	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP	5.80%	3-15-2035	$70,000	$73,556
Magellan Midstream Partners LP	5.15	10-15-2043	140,000	149,900
Marathon Oil Corporation	3.85	6-1-2025	245,000	240,760
Marathon Oil Corporation	5.20	6-1-2045	140,000	147,186
Marathon Petroleum Corporation	3.63	9-15-2024	350,000	347,646
Marathon Petroleum Corporation	4.75	9-15-2044	350,000	339,707
Marathon Petroleum Corporation	5.13	3-1-2021	24,000	24,949
MPLX LP	4.70	4-15-2048	1,200,000	1,121,369
MPLX LP	4.88	6-1-2025	200,000	207,633
MPLX LP	5.20	3-1-2047	220,000	219,465
NextEra Energy Capital	4.50	6-1-2021	140,000	143,108
Noble Energy Incorporated	3.90	11-15-2024	210,000	207,934
Noble Energy Incorporated	4.15	12-15-2021	350,000	355,589
Occidental Petroleum Corporation	3.00	2-15-2027	200,000	191,240
Occidental Petroleum Corporation	3.50	6-15-2025	610,000	609,435
Occidental Petroleum Corporation	4.10	2-1-2021	322,000	329,157
Occidental Petroleum Corporation	4.40	4-15-2046	200,000	205,376
ONEOK Incorporated	4.00	7-13-2027	900,000	878,666
ONEOK Partners LP	3.38	10-1-2022	350,000	345,723
Phillips 66	4.30	4-1-2022	700,000	720,415
Phillips 66	4.65	11-15-2034	140,000	141,830
Phillips 66	5.88	5-1-2042	400,000	460,872
Plains All American Pipeline LP	2.60	12-15-2019	140,000	138,889
Plains All American Pipeline LP	3.60	11-1-2024	210,000	201,889
Plains All American Pipeline LP	3.85	10-15-2023	350,000	345,664
Plains All American Pipeline LP	4.90	2-15-2045	175,000	163,166
Plains All American Pipeline LP	5.00	2-1-2021	140,000	143,977
Plains All American Pipeline LP	5.15	6-1-2042	350,000	326,600
Plains All American Pipeline LP	6.65	1-15-2037	140,000	156,722
Sabine Pass Liquefaction LLC	5.63	3-1-2025	545,000	580,894
Sabine Pass Liquefaction LLC	5.75	5-15-2024	545,000	585,712
Spectra Energy Partners LP	4.75	3-15-2024	245,000	253,869
Sunoco Logistics Partner LP	3.45	1-15-2023	140,000	136,962
Sunoco Logistics Partner LP	4.95	1-15-2043	105,000	97,194
Sunoco Logistics Partner LP	5.35	5-15-2045	140,000	135,395
TC Pipelines LP	4.65	6-15-2021	210,000	213,237
Tennessee Gas Pipeline Company	7.00	10-15-2028	175,000	205,397
Texas Eastern Transmission LP	7.00	7-15-2032	227,000	278,846
Valero Energy Corporation	6.13	2-1-2020	45,000	46,880
Valero Energy Corporation	7.50	4-15-2032	210,000	268,223
Western Gas Partners LP	4.00	7-1-2022	280,000	278,659
Williams Partners LP	3.35	8-15-2022	175,000	172,204
Williams Partners LP	4.13	11-15-2020	210,000	212,694
Williams Partners LP	4.30	3-4-2024	350,000	354,166
Williams Partners LP	5.25	3-15-2020	448,000	461,005
Williams Partners LP	6.30	4-15-2040	273,000	310,896

				28,846,083

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	199

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Financials: 16.16%

Banks: 6.16%
ABB Finance (USA) Incorporated	4.38%	5-8-2042	$26,000	$26,880
Australia & New Zealand Banking Group Limited	2.55	11-23-2021	250,000	243,726
Australia & New Zealand Banking Group Limited	2.63	5-19-2022	300,000	290,983
Australia & New Zealand Banking Group Limited	2.63	11-9-2022	250,000	241,813
Bank of America Corporation	3.25	10-21-2027	525,000	493,040
Bank of America Corporation (3 Month LIBOR +1.19%) ±	3.95	1-23-2049	200,000	184,189
Bank of America Corporation	4.18	11-25-2027	560,000	547,001
Bank of America Corporation	4.20	8-26-2024	390,000	391,836
Bank of America Corporation	4.25	10-22-2026	280,000	277,984
Bank of America Corporation	5.88	1-5-2021	350,000	371,170
Bank One Corporation	7.63	10-15-2026	168,000	204,684
BB&T Corporation	2.05	5-10-2021	210,000	203,785
BB&T Corporation	2.45	1-15-2020	200,000	198,846
BB&T Corporation	2.85	10-26-2024	1,300,000	1,249,345
BB&T Corporation	3.80	10-30-2026	400,000	399,722
Citigroup Incorporated	2.75	4-25-2022	200,000	194,906
Citigroup Incorporated	3.88	3-26-2025	300,000	293,090
Citigroup Incorporated	4.40	6-10-2025	500,000	501,002
Citigroup Incorporated	4.45	9-29-2027	525,000	520,063
Citigroup Incorporated	4.60	3-9-2026	200,000	201,786
Citigroup Incorporated	4.65	7-30-2045	300,000	303,446
Citigroup Incorporated	4.75	5-18-2046	300,000	295,787
Citizens Financial Group Incorporated	4.30	12-3-2025	200,000	199,195
City National Corporation	5.25	9-15-2020	140,000	145,269
Compass Bank	2.75	9-29-2019	250,000	249,179
Discover Bank	3.10	6-4-2020	500,000	497,905
Discover Bank	4.20	8-8-2023	310,000	312,774
Discover Bank	4.25	3-13-2026	250,000	248,159
Fifth Third Bancorp	4.30	1-16-2024	350,000	356,736
Fifth Third Bank	2.25	6-14-2021	200,000	195,169
Fifth Third Bank	2.88	10-1-2021	300,000	295,579
Fifth Third Bank	3.85	3-15-2026	1,400,000	1,376,227
HSBC Bank USA NA	5.00	9-27-2020	350,000	360,938
HSBC Bank USA NA	5.63	8-15-2035	225,000	251,304
Huntington Bancshares Incorporated	7.00	12-15-2020	17,000	18,318
Huntington National Bank	2.38	3-10-2020	855,000	845,702
JPMorgan Chase & Company	2.95	10-1-2026	525,000	491,295
JPMorgan Chase & Company	3.20	1-25-2023	700,000	692,799
JPMorgan Chase & Company	4.13	12-15-2026	500,000	499,165
JPMorgan Chase & Company (3 Month LIBOR +1.58%) ±	4.26	2-22-2048	240,000	230,651
JPMorgan Chase & Company	5.63	8-16-2043	140,000	159,302
Key Bank NA	2.40	6-9-2022	1,300,000	1,253,528
Key Bank NA	3.18	10-15-2027	250,000	246,507
KeyCorp	5.10	3-24-2021	300,000	313,464
National Australia Bank	2.63	1-14-2021	850,000	836,859
People’s United Financial Incorporated	3.65	12-6-2022	105,000	104,568
PNC Bank NA	2.15	4-29-2021	250,000	243,760
PNC Bank NA	2.95	1-30-2023	300,000	292,318

The accompanying notes are an integral part of these financial statements.

200	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
PNC Bank NA	3.30%	10-30-2024	$500,000	$491,991
PNC Bank NA	3.80	7-25-2023	300,000	302,175
PNC Bank NA	4.20	11-1-2025	250,000	256,545
PNC Funding Corporation	5.13	2-8-2020	105,000	108,115
Santander Holdings USA Incorporated	4.50	7-17-2025	350,000	349,283
SunTrust Banks Incorporated	3.30	5-15-2026	2,200,000	2,094,705
UnionBanCal Corporation	3.50	6-18-2022	140,000	140,169
US Bancorp	2.38	7-22-2026	190,000	173,879
US Bancorp	3.00	3-15-2022	350,000	347,413
US Bancorp	3.10	4-27-2026	500,000	476,536
US Bancorp	3.60	9-11-2024	350,000	349,158
US Bancorp	4.13	5-24-2021	350,000	358,456

				23,800,179

Capital Markets: 3.33%
AGL Capital Corporation	4.40	6-1-2043	140,000	138,200
Ameriprise Financial Incorporated	4.00	10-15-2023	350,000	358,183
Ameriprise Financial Incorporated	5.30	3-15-2020	210,000	217,040
Ares Capital Corporation	3.88	1-15-2020	280,000	280,822
Bank of New York Mellon Corporation	2.30	9-11-2019	270,000	268,984
Bank of New York Mellon Corporation	2.50	4-15-2021	350,000	344,399
Bank of New York Mellon Corporation	2.95	1-29-2023	300,000	294,732
Bank of New York Mellon Corporation	3.40	1-29-2028	300,000	295,235
Bank of New York Mellon Corporation	3.55	9-23-2021	420,000	424,116
Bank of New York Mellon Corporation	3.95	11-18-2025	350,000	357,306
Charles Schwab Corporation	4.45	7-22-2020	140,000	143,769
CME Group Incorporated	5.30	9-15-2043	210,000	248,931
Deutsche Bank AG	3.15	1-22-2021	200,000	195,444
Goldman Sachs Group Incorporated	3.00	4-26-2022	750,000	736,792
Goldman Sachs Group Incorporated	3.63	1-22-2023	270,000	269,773
Goldman Sachs Group Incorporated	3.75	5-22-2025	350,000	344,544
Goldman Sachs Group Incorporated	4.25	10-21-2025	700,000	696,170
Goldman Sachs Group Incorporated	6.13	2-15-2033	200,000	231,482
Intercontinental Exchange Incorporated	2.75	12-1-2020	350,000	347,340
Intercontinental Exchange Incorporated	4.00	10-15-2023	140,000	143,682
Jefferies Group Incorporated	5.13	1-20-2023	175,000	182,215
Jefferies Group Incorporated	6.25	1-15-2036	105,000	107,545
Jefferies Group Incorporated	6.45	6-8-2027	105,000	113,971
Jefferies Group Incorporated	6.88	4-15-2021	105,000	113,157
Legg Mason Incorporated	4.75	3-15-2026	190,000	196,110
Moody’s Corporation	4.50	9-1-2022	175,000	180,963
Moody’s Corporation	4.88	2-15-2024	245,000	257,430
Moody’s Corporation	5.25	7-15-2044	210,000	235,143
Morgan Stanley	4.30	1-27-2045	350,000	337,029
Morgan Stanley	5.00	11-24-2025	200,000	207,906
Morgan Stanley	5.50	7-24-2020	350,000	364,451
Morgan Stanley	5.63	9-23-2019	250,000	256,998
Morgan Stanley	6.25	8-9-2026	300,000	339,657
Morgan Stanley	7.25	4-1-2032	329,000	420,740

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	201

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Capital Markets (continued)
NASDAQ OMX Group Incorporated	5.55%	1-15-2020	$350,000	$361,508
Northern Trust Corporation	3.45	11-4-2020	350,000	353,501
Northern Trust Corporation	3.95	10-30-2025	175,000	178,444
PPL Capital Funding Incorporated	3.10	5-15-2026	100,000	93,658
S&P Global Incorporated	4.00	6-15-2025	227,000	229,276
State Street Corporation	3.70	11-20-2023	1,300,000	1,321,657
State Street Corporation	2.65	5-19-2026	400,000	375,578
TD Ameritrade Holding Corporation	3.63	4-1-2025	140,000	139,390
TD Ameritrade Holding Corporation	5.60	12-1-2019	140,000	144,410

				12,847,681

Consumer Finance: 2.45%
Ahold Finance USA LLC	6.88	5-1-2029	210,000	247,637
American Express Company	2.65	12-2-2022	402,000	388,954
American Express Company	4.05	12-3-2042	633,000	628,161
American Express Credit Corporation	2.25	5-5-2021	200,000	195,239
American Express Credit Corporation	2.38	5-26-2020	175,000	172,963
American Honda Finance Corporation	2.00	2-14-2020	360,000	355,659
Capital One Bank USA NA	2.40	9-5-2019	200,000	198,975
Capital One Bank USA NA	3.38	2-15-2023	500,000	488,978
Capital One Financial Corporation	3.75	7-28-2026	525,000	492,677
Capital One Financial Corporation	3.75	3-9-2027	330,000	314,771
Capital One Financial Corporation	4.75	7-15-2021	315,000	325,988
Caterpillar Financial Services Corporation	2.63	3-1-2023	260,000	252,762
Caterpillar Financial Services Corporation	3.25	12-1-2024	200,000	198,948
Caterpillar Financial Services Corporation	3.75	11-24-2023	175,000	178,699
Daimler Finance North America LLC	8.50	1-18-2031	297,000	419,061
Discover Financial Services	3.95	11-6-2024	700,000	686,051
Discover Financial Services	3.85	11-21-2022	385,000	383,576
Ford Motor Credit Company LLC	5.75	2-1-2021	200,000	207,309
Ford Motor Credit Company LLC	3.10	5-4-2023	200,000	187,504
Ford Motor Credit Company LLC	3.66	9-8-2024	300,000	281,964
General Motors Financial Company Incorporated	3.70	5-9-2023	180,000	176,371
General Motors Financial Company Incorporated	3.15	1-15-2020	350,000	350,168
John Deere Capital Corporation	2.80	1-27-2023	350,000	343,843
John Deere Capital Corporation	3.90	7-12-2021	210,000	214,910
Synchrony Financial	4.25	8-15-2024	1,200,000	1,163,443
Toyota Motor Credit Corporation	3.40	9-15-2021	245,000	247,145
Toyota Motor Credit Corporation	4.50	6-17-2020	350,000	359,419

				9,461,175

Diversified Financial Services: 0.45%
Berkshire Hathaway Incorporated	2.75	3-15-2023	425,000	417,751
Block Financial LLC	5.50	11-1-2022	140,000	146,076
National Rural Utilities Cooperative Finance Corporation	3.40	2-7-2028	300,000	294,328
National Rural Utilities Cooperative Finance Corporation	2.30	11-15-2019	233,000	231,810
National Rural Utilities Cooperative Finance Corporation	3.25	11-1-2025	300,000	293,588
National Rural Utilities Cooperative Finance Corporation	4.02	11-1-2032	140,000	141,852
National Rural Utilities Cooperative Finance Corporation (3 Month LIBOR +2.91%) ±	4.75	4-30-2043	175,000	176,176
TECO Finance Incorporated	5.15	3-15-2020	45,000	46,198

				1,747,779

The accompanying notes are an integral part of these financial statements.

202	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Insurance: 3.77%
ACE INA Holdings Incorporated	2.70%	3-13-2023	$280,000	$272,337
ACE INA Holdings Incorporated	3.15	3-15-2025	200,000	195,317
ACE INA Holdings Incorporated	3.35	5-15-2024	350,000	346,657
Alleghany Corporation	5.63	9-15-2020	70,000	73,044
Allstate Corporation (3 Month LIBOR +2.12%) ±	6.50	5-15-2067	140,000	156,100
American International Group Incorporated	4.50	7-16-2044	300,000	285,876
American International Group Incorporated	4.75	4-1-2048	600,000	592,512
American International Group Incorporated	4.88	6-1-2022	600,000	628,671
American International Group Incorporated	6.40	12-15-2020	200,000	213,840
Aon Corporation	6.25	9-30-2040	70,000	85,731
Arch Capital Group Limited	5.14	11-1-2043	147,000	158,101
Berkshire Hathaway Finance Corporation	2.90	10-15-2020	150,000	150,349
Berkshire Hathaway Finance Corporation	4.40	5-15-2042	180,000	187,509
Berkshire Hathaway Finance Corporation	5.75	1-15-2040	175,000	211,699
Berkshire Hathaway Incorporated	2.10	8-14-2019	200,000	199,158
Berkshire Hathaway Incorporated	3.00	2-11-2023	75,000	75,138
Berkshire Hathaway Incorporated	3.13	3-15-2026	525,000	510,483
Berkshire Hathaway Incorporated	3.40	1-31-2022	175,000	177,403
Berkshire Hathaway Incorporated	4.50	2-11-2043	275,000	290,075
Chubb Corporation	6.00	5-11-2037	196,000	241,583
Chubb INA Holdings Incorporated	2.30	11-3-2020	200,000	196,887
Chubb INA Holdings Incorporated	4.35	11-3-2045	900,000	934,592
CNA Financial Corporation	5.88	8-15-2020	350,000	366,893
Hartford Financial Services Group Incorporated	4.30	4-15-2043	30,000	28,908
Hartford Financial Services Group Incorporated	5.13	4-15-2022	168,000	177,217
Hartford Financial Services Group Incorporated	5.50	3-30-2020	175,000	181,176
Hartford Financial Services Group Incorporated	5.95	10-15-2036	52,000	61,111
Hartford Financial Services Group Incorporated	6.10	10-1-2041	175,000	208,470
Lincoln National Corporation	4.00	9-1-2023	175,000	178,546
Lincoln National Corporation	4.85	6-24-2021	56,000	57,980
Lincoln National Corporation	6.25	2-15-2020	210,000	218,552
Loews Corporation	2.63	5-15-2023	105,000	101,478
Loews Corporation	4.13	5-15-2043	140,000	133,577
Marsh & McLennan Companies Incorporated	4.80	7-15-2021	210,000	217,541
MetLife Incorporated	3.05	12-15-2022	190,000	187,767
MetLife Incorporated	4.13	8-13-2042	210,000	201,315
MetLife Incorporated	4.37	9-15-2023	400,000	417,365
MetLife Incorporated	4.72	12-15-2044	175,000	181,923
MetLife Incorporated	4.75	2-8-2021	525,000	543,050
MetLife Incorporated	4.88	11-13-2043	350,000	372,264
MetLife Incorporated	6.38	6-15-2034	196,000	238,261
MetLife Incorporated	6.40	12-15-2066	200,000	213,500
MetLife Incorporated	6.50	12-15-2032	140,000	174,618
Principal Financial Group Incorporated	3.30	9-15-2022	175,000	173,561
Principal Financial Group Incorporated	3.40	5-15-2025	140,000	137,046
Principal Financial Group Incorporated	4.63	9-15-2042	175,000	178,787
Progressive Corporation	6.25	12-1-2032	52,000	63,873
Prudential Financial Incorporated	3.91	12-7-2047	155,000	142,394
Prudential Financial Incorporated	3.94	12-7-2049	448,000	411,925
Prudential Financial Incorporated	4.50	11-16-2021	175,000	181,057

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	203

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Insurance (continued)
Prudential Financial Incorporated	4.60%	5-15-2044	$350,000	$359,638
Prudential Financial Incorporated (3 Month LIBOR +3.04%) ±	5.20	3-15-2044	175,000	175,875
Prudential Financial Incorporated (3 Month LIBOR +3.92%) ±	5.63	6-15-2043	475,000	496,722
Prudential Financial Incorporated	5.75	7-15-2033	350,000	404,735
Prudential Financial Incorporated	6.63	12-1-2037	45,000	57,015
Reinsurance Group of America Incorporated	5.00	6-1-2021	42,000	43,693
Reinsurance Group of America Incorporated	6.45	11-15-2019	245,000	254,558
Transatlantic Holdings Incorporated	8.00	11-30-2039	70,000	97,021
Travelers Companies Incorporated	5.35	11-1-2040	245,000	283,925
Travelers Companies Incorporated	6.25	6-15-2037	255,000	321,394
WR Berkley Corporation	5.38	9-15-2020	140,000	144,991

				14,572,784

Health Care: 10.84%

Biotechnology: 1.87%
AbbVie Incorporated	2.30	5-14-2021	350,000	341,169
AbbVie Incorporated	2.50	5-14-2020	250,000	247,678
AbbVie Incorporated	3.20	5-14-2026	420,000	395,510
AbbVie Incorporated	4.30	5-14-2036	245,000	235,627
AbbVie Incorporated	4.45	5-14-2046	420,000	396,629
Amgen Incorporated	3.63	5-15-2022	200,000	201,552
Amgen Incorporated	3.63	5-22-2024	350,000	351,897
Amgen Incorporated	3.88	11-15-2021	200,000	203,431
Amgen Incorporated	4.50	3-15-2020	45,000	46,027
Amgen Incorporated	4.95	10-1-2041	320,000	327,521
Amgen Incorporated	5.75	3-15-2040	56,000	63,770
Amgen Incorporated	6.40	2-1-2039	175,000	213,063
Baxalta Incorporated	3.60	6-23-2022	140,000	140,805
Baxalta Incorporated	4.00	6-23-2025	455,000	459,357
Baxalta Incorporated	5.25	6-23-2045	280,000	305,227
Celgene Corporation	3.25	8-15-2022	350,000	346,494
Celgene Corporation	3.63	5-15-2024	350,000	345,720
Celgene Corporation	3.88	8-15-2025	175,000	172,457
Celgene Corporation	3.95	10-15-2020	140,000	142,582
Celgene Corporation	4.00	8-15-2023	175,000	177,424
Celgene Corporation	4.63	5-15-2044	240,000	226,040
Celgene Corporation	5.25	8-15-2043	105,000	108,156
Genzyme Corporation	5.00	6-15-2020	140,000	144,855
Gilead Sciences Incorporated	3.65	3-1-2026	350,000	346,475
Gilead Sciences Incorporated	3.70	4-1-2024	350,000	351,921
Gilead Sciences Incorporated	4.50	2-1-2045	200,000	200,100
Gilead Sciences Incorporated	4.75	3-1-2046	350,000	363,882
Gilead Sciences Incorporated	4.80	4-1-2044	350,000	364,952

				7,220,321

Health Care Equipment & Supplies: 1.71%
Abbott Laboratories	2.35	11-22-2019	38,000	37,744
Abbott Laboratories	4.13	5-27-2020	175,000	178,174
Abbott Laboratories	4.90	11-30-2046	700,000	760,622

The accompanying notes are an integral part of these financial statements.

204	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Health Care Equipment & Supplies (continued)
Abbott Laboratories	5.30%	5-27-2040	$175,000	$195,732
Abbott Laboratories	6.00	4-1-2039	105,000	125,213
Abbott Laboratories	6.15	11-30-2037	166,000	199,760
Becton Dickinson & Company	2.89	6-6-2022	500,000	486,771
Becton Dickinson & Company	3.13	11-8-2021	210,000	207,607
Becton Dickinson & Company	3.25	11-12-2020	245,000	244,649
Becton Dickinson & Company	3.70	6-6-2027	750,000	718,168
Boston Scientific Corporation	3.85	5-15-2025	200,000	200,804
Boston Scientific Corporation	6.00	1-15-2020	245,000	254,495
Boston Scientific Corporation	7.38	1-15-2040	210,000	281,756
Medtronic Incorporated	2.50	3-15-2020	220,000	218,572
Medtronic Incorporated	3.15	3-15-2022	350,000	349,089
Medtronic Incorporated	3.50	3-15-2025	600,000	599,290
Medtronic Incorporated	4.63	3-15-2044	175,000	185,805
Stryker Corporation	4.10	4-1-2043	175,000	166,533
Stryker Corporation	4.38	1-15-2020	105,000	106,866
Stryker Corporation	4.63	3-15-2046	350,000	361,134
Zimmer Holdings Incorporated	3.55	4-1-2025	500,000	482,010
Zimmer Holdings Incorporated	4.63	11-30-2019	250,000	254,130

				6,614,924

Health Care Providers & Services: 3.97%
Aetna Incorporated	2.75	11-15-2022	650,000	628,953
Aetna Incorporated	4.13	6-1-2021	340,000	346,603
Aetna Incorporated	4.13	11-15-2042	175,000	163,200
Aetna Incorporated	4.75	3-15-2044	400,000	398,838
AmerisourceBergen Corporation	3.50	11-15-2021	210,000	210,809
AmerisourceBergen Corporation	4.25	3-1-2045	175,000	156,024
Anthem Incorporated	4.38	12-1-2047	200,000	186,658
Cardinal Health Incorporated	2.62	6-15-2022	400,000	383,867
Cardinal Health Incorporated	3.50	11-15-2024	350,000	338,263
Cardinal Health Incorporated	4.37	6-15-2047	600,000	524,019
Catholic Health Initiatives	4.35	11-1-2042	175,000	164,615
CIGNA Corporation	4.00	2-15-2022	175,000	177,334
CIGNA Corporation	4.50	3-15-2021	70,000	71,757
CIGNA Corporation	5.13	6-15-2020	150,000	154,753
CIGNA Corporation	5.38	2-15-2042	245,000	258,930
Coventry Health Care Incorporated	5.45	6-15-2021	406,000	425,996
CVS Caremark Corporation	2.75	12-1-2022	350,000	337,366
CVS Caremark Corporation	5.30	12-5-2043	210,000	221,265
CVS Health Corporation	2.13	6-1-2021	260,000	251,790
CVS Health Corporation	2.80	7-20-2020	400,000	397,254
CVS Health Corporation	3.88	7-20-2025	525,000	518,345
Dignity Health	2.64	11-1-2019	350,000	348,951
Express Scripts Holding Company	3.40	3-1-2027	600,000	555,383
Express Scripts Holding Company	3.90	2-15-2022	350,000	352,419
Express Scripts Holding Company	4.80	7-15-2046	210,000	202,088
Express Scripts Holding Company	6.13	11-15-2041	175,000	193,575
Howard Hughes Medical Institute	3.50	9-1-2023	332,000	337,673

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	205

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services (continued)
Humana Incorporated	3.15%	12-1-2022	$210,000	$206,555
Humana Incorporated	4.95	10-1-2044	350,000	366,236
Kaiser Foundation Hospitals	4.88	4-1-2042	175,000	197,712
Laboratory Corporation of America Holdings	3.60	2-1-2025	350,000	342,859
Laboratory Corporation of America Holdings	3.75	8-23-2022	39,000	39,265
Laboratory Corporation of America Holdings	4.00	11-1-2023	105,000	106,263
McKesson Corporation	2.85	3-15-2023	140,000	134,430
McKesson Corporation	4.88	3-15-2044	350,000	352,056
Medco Health Solutions Incorporated	4.13	9-15-2020	350,000	354,715
Quest Diagnostics Incorporated	4.70	4-1-2021	112,000	115,171
Quest Diagnostics Incorporated	4.75	1-30-2020	413,000	422,351
UnitedHealth Group Incorporated	2.70	7-15-2020	320,000	319,093
UnitedHealth Group Incorporated	2.88	3-15-2023	800,000	784,578
UnitedHealth Group Incorporated	3.95	10-15-2042	520,000	503,661
UnitedHealth Group Incorporated	4.25	3-15-2043	175,000	175,634
UnitedHealth Group Incorporated	4.75	7-15-2045	350,000	378,510
UnitedHealth Group Incorporated	5.80	3-15-2036	175,000	209,439
UnitedHealth Group Incorporated	6.63	11-15-2037	105,000	137,589
WellPoint Incorporated	2.25	8-15-2019	280,000	278,546
WellPoint Incorporated	3.13	5-15-2022	350,000	345,221
WellPoint Incorporated	3.30	1-15-2023	700,000	693,451
WellPoint Incorporated	4.65	1-15-2043	315,000	308,508
WellPoint Incorporated	4.65	8-15-2044	50,000	48,674
WellPoint Incorporated	5.85	1-15-2036	200,000	224,578

				15,351,823

Life Sciences Tools & Services: 0.46%
Life Technologies Corporation	5.00	1-15-2021	105,000	107,926
Life Technologies Corporation	6.00	3-1-2020	175,000	181,818
Thermo Fisher Scientific Incorporated	3.00	4-15-2023	200,000	194,713
Thermo Fisher Scientific Incorporated	3.15	1-15-2023	350,000	343,838
Thermo Fisher Scientific Incorporated	3.30	2-15-2022	210,000	209,150
Thermo Fisher Scientific Incorporated	3.60	8-15-2021	280,000	281,389
Thermo Fisher Scientific Incorporated	4.15	2-1-2024	280,000	286,477
Thermo Fisher Scientific Incorporated	5.30	2-1-2044	140,000	156,099

				1,761,410

Pharmaceuticals: 2.83%
Allergan Incorporated	2.80	3-15-2023	157,000	149,660
Allergan Incorporated	3.38	9-15-2020	350,000	350,716
Bristol-Myers Squibb Company	2.00	8-1-2022	175,000	167,516
Bristol-Myers Squibb Company	3.25	11-1-2023	109,000	109,081
Bristol-Myers Squibb Company	3.25	8-1-2042	175,000	154,962
Bristol-Myers Squibb Company	4.50	3-1-2044	200,000	212,266
Eli Lilly & Company	2.75	6-1-2025	70,000	67,212
Eli Lilly & Company	3.70	3-1-2045	350,000	336,111
Eli Lilly & Company	5.50	3-15-2027	280,000	322,215
GlaxoSmithKline Capital Incorporated	2.80	3-18-2023	140,000	136,742
GlaxoSmithKline Capital Incorporated	5.38	4-15-2034	210,000	241,945

The accompanying notes are an integral part of these financial statements.

206	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Pharmaceuticals (continued)
GlaxoSmithKline Capital Incorporated	6.38%	5-15-2038	$900,000	$1,155,789
Johnson & Johnson	2.45	3-1-2026	525,000	496,354
Johnson & Johnson	3.38	12-5-2023	300,000	304,454
Johnson & Johnson	3.70	3-1-2046	175,000	169,077
Johnson & Johnson	4.38	12-5-2033	200,000	216,926
Johnson & Johnson	4.50	9-1-2040	210,000	228,264
Johnson & Johnson	4.85	5-15-2041	140,000	161,056
Johnson & Johnson	4.95	5-15-2033	126,000	144,754
Merck & Company Incorporated	2.35	2-10-2022	250,000	244,688
Merck & Company Incorporated	2.75	2-10-2025	270,000	261,319
Merck & Company Incorporated	3.60	9-15-2042	175,000	167,736
Merck & Company Incorporated	3.70	2-10-2045	200,000	193,170
Merck & Company Incorporated	3.88	1-15-2021	245,000	250,417
Merck & Company Incorporated	4.15	5-18-2043	350,000	360,954
Mylan Incorporated	4.20	11-29-2023	200,000	199,034
Mylan Incorporated	5.40	11-29-2043	23,000	22,036
Mylan NV Company	3.15	6-15-2021	280,000	275,846
Novartis Capital Corporation	1.80	2-14-2020	180,000	177,395
Novartis Capital Corporation	2.40	9-21-2022	350,000	339,439
Novartis Capital Corporation	3.40	5-6-2024	600,000	601,323
Novartis Capital Corporation	3.70	9-21-2042	175,000	169,860
Novartis Capital Corporation	4.40	4-24-2020	350,000	358,493
Pfizer Incorporated	3.40	5-15-2024	350,000	354,265
Pfizer Incorporated	4.13	12-15-2046	420,000	425,143
Pfizer Incorporated	4.30	6-15-2043	210,000	217,790
Pharmacia Corporation	6.60	12-1-2028	350,000	425,720
Schering-Plough Corporation	6.50	12-1-2033	175,000	226,080
Schering-Plough Corporation	6.55	9-15-2037	140,000	189,908
Zoetis Incorporated	4.70	2-1-2043	350,000	359,226

				10,944,942

Industrials: 8.93%

Aerospace & Defense: 2.52%
General Dynamics Corporation	2.25	11-15-2022	350,000	336,254
General Dynamics Corporation	3.50	5-15-2025	200,000	201,800
General Dynamics Corporation	3.75	5-15-2028	600,000	608,642
General Dynamics Corporation	3.88	7-15-2021	140,000	142,699
L-3 Communications Corporation	4.95	2-15-2021	350,000	361,291
Lockheed Martin Corporation	2.50	11-23-2020	260,000	256,950
Lockheed Martin Corporation	3.35	9-15-2021	175,000	176,103
Lockheed Martin Corporation	3.80	3-1-2045	350,000	324,309
Lockheed Martin Corporation	4.07	12-15-2042	229,000	222,647
Lockheed Martin Corporation	4.70	5-15-2046	350,000	372,937
Lockheed Martin Corporation	6.15	9-1-2036	122,000	149,694
Northrop Grumman Corporation	2.55	10-15-2022	1,100,000	1,065,714
Northrop Grumman Corporation	3.50	3-15-2021	210,000	211,868
Northrop Grumman Corporation	5.05	8-1-2019	59,000	60,170
Northrop Grumman Corporation	5.05	11-15-2040	70,000	75,101
Northrop Grumman Corporation	7.75	2-15-2031	210,000	280,546

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	207

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Aerospace & Defense (continued)
Precision Castparts Corporation	2.50%	1-15-2023	$175,000	$169,279
Precision Castparts Corporation	3.25	6-15-2025	210,000	205,770
Precision Castparts Corporation	3.90	1-15-2043	140,000	135,451
Raytheon Company	2.50	12-15-2022	245,000	239,012
Raytheon Company	7.20	8-15-2027	84,000	106,128
Rockwell Collins Incorporated	3.70	12-15-2023	245,000	245,180
Rockwell Collins Incorporated	4.80	12-15-2043	175,000	179,445
Textron Incorporated	4.30	3-1-2024	140,000	142,386
The Boeing Company	2.60	10-30-2025	800,000	755,039
The Boeing Company	2.80	3-1-2023	200,000	197,365
The Boeing Company	4.88	2-15-2020	428,000	441,580
The Boeing Company	5.88	2-15-2040	21,000	26,461
The Boeing Company	6.13	2-15-2033	126,000	157,598
United Technologies Corporation	3.10	6-1-2022	200,000	197,591
United Technologies Corporation	3.75	11-1-2046	270,000	238,441
United Technologies Corporation	4.05	5-4-2047	1,200,000	1,112,181
United Technologies Corporation	4.50	4-15-2020	350,000	357,988

				9,753,620

Air Freight & Logistics: 0.82%
FedEx Corporation	2.63	8-1-2022	337,000	328,460
FedEx Corporation	3.88	8-1-2042	140,000	124,387
FedEx Corporation	3.90	2-1-2035	330,000	311,897
FedEx Corporation	4.00	1-15-2024	203,000	207,810
FedEx Corporation	4.55	4-1-2046	350,000	342,904
FedEx Corporation	4.90	1-15-2034	175,000	186,866
FedEx Corporation	5.10	1-15-2044	210,000	220,669
United Parcel Service Incorporated	2.35	5-16-2022	300,000	291,469
United Parcel Service Incorporated	2.45	10-1-2022	280,000	272,072
United Parcel Service Incorporated	3.13	1-15-2021	630,000	633,457
United Parcel Service Incorporated	6.20	1-15-2038	206,000	258,464

				3,178,455

Airlines: 0.32%
American Airlines Incorporated	3.20	12-15-2029	57,164	54,518
American Airlines Incorporated	3.38	11-1-2028	27,307	26,454
American Airlines Incorporated	4.95	7-15-2024	433,159	444,963
Continental Airlines Incorporated Series A	7.25	5-10-2021	85,306	88,888
Delta Air Lines Incorporated	6.82	2-10-2024	35,512	38,619
United Airlines Incorporated	4.00	10-11-2027	291,517	294,561
United Airlines Incorporated	4.30	2-15-2027	184,572	188,660
US Airways Group Incorporated	3.95	5-15-2027	78,086	77,934

				1,214,597

Building Products: 0.34%
Johnson Controls International plc	3.90	2-14-2026	500,000	496,340
Johnson Controls International plc	4.25	3-1-2021	120,000	122,120
Johnson Controls International plc	5.00	3-30-2020	100,000	102,753
Masco Corporation	3.50	4-1-2021	245,000	244,672

The accompanying notes are an integral part of these financial statements.

208	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Building Products (continued)
Masco Corporation	4.38%	4-1-2026	$190,000	$190,180
Owens Corning Incorporated	4.20	12-15-2022	149,000	150,551

				1,306,616

Commercial Services & Supplies: 0.30%
Cintas Corporation No. 2	3.25	6-1-2022	70,000	69,689
Republic Services Incorporated	2.90	7-1-2026	260,000	242,516
Republic Services Incorporated	4.75	5-15-2023	210,000	220,289
Republic Services Incorporated	5.25	11-15-2021	35,000	36,994
Republic Services Incorporated	5.50	9-15-2019	87,000	89,242
Waste Management Incorporated	4.10	3-1-2045	350,000	345,589
Waste Management Incorporated	4.60	3-1-2021	140,000	144,451

				1,148,770

Electrical Equipment: 0.21%
Eaton Corporation	4.15	11-2-2042	350,000	335,559
Emerson Electric Company	3.15	6-1-2025	210,000	203,827
Emerson Electric Company	4.25	11-15-2020	140,000	142,735
Emerson Electric Company	4.88	10-15-2019	140,000	143,087

				825,208

Industrial Conglomerates: 1.04%
3M Company	5.70	3-15-2037	227,000	276,412
General Electric Capital Corporation	4.38	9-16-2020	200,000	204,866
General Electric Capital Corporation	5.88	1-14-2038	200,000	228,281
General Electric Capital Corporation	6.75	3-15-2032	621,000	769,101
General Electric Company	4.13	10-9-2042	400,000	365,431
General Electric Company	4.50	3-11-2044	200,000	193,540
Honeywell International Incorporated	2.50	11-1-2026	1,800,000	1,673,515
Honeywell International Incorporated	3.35	12-1-2023	140,000	141,286
Honeywell International Incorporated	4.25	3-1-2021	35,000	36,016
Roper Industries Incorporated	6.25	9-1-2019	140,000	144,418

				4,032,866

Machinery: 0.88%
Caterpillar Incorporated	3.80	8-15-2042	105,000	101,169
Caterpillar Incorporated	4.30	5-15-2044	350,000	367,640
Caterpillar Incorporated	4.75	5-15-2064	900,000	948,147
Deere & Company	2.60	6-8-2022	350,000	343,554
Deere & Company	3.90	6-9-2042	350,000	350,157
Deere & Company	5.38	10-16-2029	210,000	240,271
Dover Corporation	5.38	10-15-2035	140,000	158,235
Illinois Tool Works Incorporated	3.38	9-15-2021	84,000	84,499
Illinois Tool Works Incorporated	3.90	9-1-2042	214,000	212,060
Illinois Tool Works Incorporated	4.88	9-15-2041	206,000	230,131
Parker Hannifin Corporation	3.50	9-15-2022	70,000	70,426
Parker Hannifin Corporation	6.25	5-15-2038	42,000	52,532
Stanley Black & Decker Incorporated	2.90	11-1-2022	245,000	240,269

				3,399,090

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	209

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Professional Services: 0.05%
Verisk Analytics Incorporated	4.13%	9-12-2022	$175,000	$177,629

Road & Rail: 1.89%
Burlington Northern Santa Fe LLC	3.00	3-15-2023	210,000	207,364
Burlington Northern Santa Fe LLC	3.40	9-1-2024	210,000	209,693
Burlington Northern Santa Fe LLC	3.75	4-1-2024	350,000	355,352
Burlington Northern Santa Fe LLC	4.45	3-15-2043	210,000	216,435
Burlington Northern Santa Fe LLC	4.55	9-1-2044	210,000	219,850
Burlington Northern Santa Fe LLC	4.70	10-1-2019	87,000	88,693
Burlington Northern Santa Fe LLC	4.95	9-15-2041	140,000	153,636
Burlington Northern Santa Fe LLC	5.05	3-1-2041	175,000	193,716
Burlington Northern Santa Fe LLC	5.15	9-1-2043	210,000	236,784
CSX Corporation	3.40	8-1-2024	278,000	275,748
CSX Corporation	3.70	10-30-2020	175,000	176,630
CSX Corporation	4.10	3-15-2044	280,000	264,848
CSX Corporation	4.50	8-1-2054	350,000	341,332
CSX Corporation	4.75	5-30-2042	161,000	166,892
CSX Corporation	6.00	10-1-2036	210,000	249,476
CSX Corporation	6.22	4-30-2040	140,000	171,381
Kansas City Southern	3.00	5-15-2023	51,000	49,266
Kansas City Southern	4.30	5-15-2043	140,000	132,601
Norfolk Southern Corporation	2.90	2-15-2023	400,000	391,850
Norfolk Southern Corporation	2.90	6-15-2026	50,000	47,340
Norfolk Southern Corporation	3.00	4-1-2022	350,000	346,178
Norfolk Southern Corporation	3.15	6-1-2027	300,000	285,939
Norfolk Southern Corporation	3.85	1-15-2024	140,000	142,088
Norfolk Southern Corporation	3.95	10-1-2042	384,000	360,773
Ryder System Incorporated	2.50	5-11-2020	140,000	138,274
Union Pacific Corporation	2.75	4-15-2023	200,000	194,486
Union Pacific Corporation	3.25	1-15-2025	175,000	171,010
Union Pacific Corporation	3.75	3-15-2024	140,000	141,490
Union Pacific Corporation	3.80	10-1-2051	809,000	721,580
Union Pacific Corporation	4.15	1-15-2045	175,000	169,527
Union Pacific Corporation	4.16	7-15-2022	306,000	315,887
Union Pacific Corporation	4.30	6-15-2042	175,000	175,448

				7,311,567

Trading Companies & Distributors: 0.56%
Air Lease Corporation	3.25	3-1-2025	200,000	188,625
Air Lease Corporation	3.63	12-1-2027	1,500,000	1,394,787
GATX Corporation	4.85	6-1-2021	70,000	72,218
International Lease Finance Corporation	8.25	12-15-2020	200,000	219,587
W.W. Grainger Incorporated	4.60	6-15-2045	280,000	295,822

				2,171,039

Information Technology: 6.73%

Communications Equipment: 0.59%
Cisco Systems Incorporated	2.20	2-28-2021	700,000	688,370
Cisco Systems Incorporated	2.45	6-15-2020	420,000	417,453

The accompanying notes are an integral part of these financial statements.

210	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Communications Equipment (continued)
Cisco Systems Incorporated	2.90%	3-4-2021	$210,000	$209,636
Cisco Systems Incorporated	2.95	2-28-2026	340,000	328,008
Cisco Systems Incorporated	3.00	6-15-2022	140,000	139,547
Motorola Incorporated	3.50	3-1-2023	385,000	376,435
Motorola Incorporated	7.50	5-15-2025	84,000	96,612

				2,256,061

Electronic Equipment, Instruments & Components: 0.24%
Amphenol Corporation	4.00	2-1-2022	210,000	214,073
Avnet Incorporated	5.88	6-15-2020	70,000	72,669
Corning Incorporated	4.25	8-15-2020	175,000	177,816
Corning Incorporated	5.75	8-15-2040	105,000	121,218
Keysight Technologies Incorporated	3.30	10-30-2019	175,000	174,432
Keysight Technologies Incorporated	4.55	10-30-2024	175,000	178,166

				938,374

Internet Software & Services: 0.44%
Alphabet Incorporated	3.38	2-25-2024	87,000	88,426
Alphabet Incorporated	3.63	5-19-2021	350,000	357,471
eBay Incorporated	2.60	7-15-2022	245,000	237,680
eBay Incorporated	2.88	8-1-2021	350,000	345,902
eBay Incorporated	3.25	10-15-2020	140,000	140,560
eBay Incorporated	3.45	8-1-2024	405,000	396,538
eBay Incorporated	4.00	7-15-2042	175,000	146,458

				1,713,035

IT Services: 1.45%
Fidelity National Information Services Incorporated	3.00	8-15-2026	400,000	372,511
Fidelity National Information Services Incorporated	3.50	4-15-2023	49,000	48,714
Fidelity National Information Services Incorporated	4.75	5-15-2048	500,000	503,273
Fidelity National Information Services Incorporated	5.00	10-15-2025	195,000	206,547
Fiserv Incorporated	2.70	6-1-2020	280,000	277,619
Fiserv Incorporated	3.85	6-1-2025	210,000	208,826
IBM Corporation	1.63	5-15-2020	350,000	343,164
IBM Corporation	1.88	8-1-2022	280,000	266,195
IBM Corporation	3.38	8-1-2023	210,000	210,635
IBM Corporation	4.00	6-20-2042	350,000	339,277
IBM Corporation	5.88	11-29-2032	175,000	210,453
IBM Corporation	7.00	10-30-2025	210,000	254,300
Mastercard Incorporated	3.50	2-26-2028	400,000	399,215
Total System Services Incorporated	3.75	6-1-2023	105,000	104,534
Visa Incorporated	2.20	12-14-2020	700,000	690,087
Visa Incorporated	3.15	12-14-2025	1,020,000	998,586
Western Union Company	5.25	4-1-2020	56,000	57,369
Western Union Company	6.20	11-17-2036	122,000	121,788

				5,613,093

Life Sciences Tools & Services: 0.03%
Agilent Technologies Incorporated	3.88	7-15-2023	105,000	105,346

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	211

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Semiconductors & Semiconductor Equipment: 1.35%
Analog Devices Incorporated	2.88%	6-1-2023	$105,000	$101,393
Applied Materials Incorporated	4.30	6-15-2021	210,000	217,353
Applied Materials Incorporated	5.85	6-15-2041	140,000	167,823
Broadcom Corporation	3.88	1-15-2027	1,200,000	1,121,870
Intel Corporation	2.60	5-19-2026	220,000	206,090
Intel Corporation	4.10	5-19-2046	800,000	799,677
Intel Corporation	4.10	5-11-2047	310,000	311,195
Intel Corporation	4.25	12-15-2042	175,000	178,944
Intel Corporation	4.90	7-29-2045	230,000	256,626
Lam Research Corporation	2.80	6-15-2021	350,000	345,031
Qualcomm Incorporated	2.25	5-20-2020	500,000	493,922
Qualcomm Incorporated	3.45	5-20-2025	700,000	681,381
Texas Instruments Incorporated	2.25	5-1-2023	175,000	167,123
Xilinx Incorporated	3.00	3-15-2021	175,000	174,158

				5,222,586

Software: 1.23%
Adobe Systems Incorporated	4.75	2-1-2020	227,000	233,090
Autodesk Incorporated	3.60	12-15-2022	175,000	173,892
CA Incorporated	5.38	12-1-2019	350,000	358,985
Microsoft Corporation	2.00	11-3-2020	490,000	483,019
Microsoft Corporation	3.00	10-1-2020	280,000	281,987
Microsoft Corporation	3.75	5-1-2043	33,000	32,055
Microsoft Corporation	3.75	2-12-2045	350,000	340,695
Microsoft Corporation	4.00	2-12-2055	350,000	347,832
Microsoft Corporation	4.50	2-6-2057	250,000	272,134
Microsoft Corporation	4.88	12-15-2043	140,000	159,087
Microsoft Corporation	5.20	6-1-2039	77,000	90,772
Oracle Corporation	2.80	7-8-2021	250,000	249,060
Oracle Corporation	3.88	7-15-2020	245,000	249,393
Oracle Corporation	4.00	7-15-2046	350,000	336,444
Oracle Corporation	4.30	7-8-2034	175,000	180,114
Oracle Corporation	4.38	5-15-2055	200,000	201,424
Oracle Corporation	4.50	7-8-2044	350,000	362,806
Oracle Corporation	6.13	7-8-2039	140,000	174,236
Oracle Corporation	6.50	4-15-2038	175,000	225,320

				4,752,345

Technology Hardware, Storage & Peripherals: 1.40%
Apple Incorporated	3.25	2-23-2026	475,000	467,084
Apple Incorporated	3.35	2-9-2027	200,000	197,129
Apple Incorporated	4.38	5-13-2045	350,000	365,295
Apple Incorporated	4.65	2-23-2046	200,000	217,830
Diamond 1 Finance Corporation 144A	4.42	6-15-2021	400,000	406,789
Diamond 1 Finance Corporation 144A	8.35	7-15-2046	700,000	857,120
Hewlett Packard Enterprise Company	4.40	10-15-2022	200,000	205,933
Hewlett Packard Enterprise Company	4.90	10-15-2025	700,000	721,426
Hewlett Packard Enterprise Company	6.35	10-15-2045	525,000	541,164
Hewlett-Packard Company	3.75	12-1-2020	29,000	29,298

The accompanying notes are an integral part of these financial statements.

212	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Technology Hardware, Storage & Peripherals (continued)
Hewlett-Packard Company	4.05%	9-15-2022	$175,000	$177,879
Hewlett-Packard Company	6.00	9-15-2041	332,000	339,465
Seagate HDD	4.75	1-1-2025	350,000	335,272
Xerox Corporation	4.50	5-15-2021	400,000	403,534
Xerox Corporation	5.63	12-15-2019	140,000	143,820

				5,409,038

Materials: 2.69%

Chemicals: 1.80%
Air Products & Chemicals Incorporated	3.00	11-3-2021	175,000	174,631
Air Products & Chemicals Incorporated	4.38	8-21-2019	105,000	106,724
Dow Chemical Company	3.50	10-1-2024	675,000	661,860
Dow Chemical Company	4.13	11-15-2021	350,000	357,028
Dow Chemical Company	4.25	10-1-2034	175,000	170,181
Dow Chemical Company	5.25	11-15-2041	175,000	185,399
E.I. du Pont de Nemours & Company	2.80	2-15-2023	810,000	790,941
E.I. du Pont de Nemours & Company	4.50	8-15-2019	280,000	284,762
E.I. du Pont de Nemours & Company	4.63	1-15-2020	140,000	143,183
E.I. du Pont de Nemours & Company	6.50	1-15-2028	175,000	207,901
Eastman Chemical Company	2.70	1-15-2020	210,000	209,025
Eastman Chemical Company	3.60	8-15-2022	280,000	280,319
Eastman Chemical Company	4.80	9-1-2042	140,000	139,985
Ecolab Incorporated	4.35	12-8-2021	286,000	295,815
Ecolab Incorporated	5.50	12-8-2041	210,000	247,536
Mosaic Company	3.75	11-15-2021	80,000	80,039
Mosaic Company	4.25	11-15-2023	297,000	301,069
Mosaic Company	5.63	11-15-2043	175,000	178,642
Praxair Incorporated	2.45	2-15-2022	140,000	136,821
Praxair Incorporated	2.70	2-21-2023	105,000	102,714
Praxair Incorporated	4.05	3-15-2021	140,000	143,097
RPM International Incorporated	6.13	10-15-2019	140,000	144,217
The Sherwin-Williams Company	3.13	6-1-2024	1,200,000	1,158,618
The Sherwin Williams Company	3.45	8-1-2025	400,000	385,289
The Sherwin-Williams Company	4.00	12-15-2042	92,000	83,072

				6,968,868

Containers & Packaging: 0.46%
Bemis Company Incorporated	6.80	8-1-2019	7,000	7,238
International Paper Company	3.00	2-15-2027	200,000	185,072
International Paper Company	3.65	6-15-2024	350,000	348,316
International Paper Company	4.75	2-15-2022	52,000	54,021
International Paper Company	4.80	6-15-2044	175,000	172,853
International Paper Company	7.30	11-15-2039	175,000	222,598
International Paper Company	7.50	8-15-2021	214,000	237,730
MeadWestvaco Corporation	7.95	2-15-2031	35,000	45,763
Packaging Corporation of America	3.65	9-15-2024	175,000	172,202
Packaging Corporation of America	3.90	6-15-2022	140,000	141,872
Plum Creek Timberlands LP	3.25	3-15-2023	192,000	187,483

				1,775,148

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	213

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Metals & Mining: 0.38%
Barrick Gold Finance Company LLC	5.70%	5-30-2041	$210,000	$228,516
Newmont Mining Corporation	4.88	3-15-2042	350,000	343,910
Nucor Corporation	4.00	8-1-2023	132,000	135,039
Nucor Corporation	5.20	8-1-2043	140,000	154,527
Nucor Corporation	6.40	12-1-2037	140,000	173,530
Southern Copper Corporation	5.38	4-16-2020	63,000	65,180
Southern Copper Corporation	6.75	4-16-2040	308,000	364,014

				1,464,716

Paper & Forest Products: 0.05%
Georgia-Pacific LLC	8.00	1-15-2024	140,000	168,665

Real Estate: 4.50%

Equity REITs: 4.50%
Alexandria Real Estate Equities Incorporated	4.50	7-30-2029	525,000	527,454
American Campus Communities Incorporated	3.75	4-15-2023	70,000	69,615
American Tower Corporation	3.45	9-15-2021	350,000	350,022
American Tower Corporation	3.50	1-31-2023	295,000	290,864
American Tower Corporation	4.00	6-1-2025	350,000	347,063
American Tower Corporation	5.00	2-15-2024	245,000	257,187
American Tower Corporation	5.05	9-1-2020	350,000	360,967
AvalonBay Communities Incorporated	2.95	9-15-2022	245,000	240,514
AvalonBay Communities Incorporated	3.45	6-1-2025	140,000	137,700
AvalonBay Communities Incorporated	3.63	10-1-2020	140,000	140,987
AvalonBay Communities Incorporated	4.20	12-15-2023	175,000	180,272
Boston Properties LP	2.75	10-1-2026	500,000	457,493
Boston Properties LP	3.13	9-1-2023	105,000	102,846
Boston Properties LP	3.80	2-1-2024	300,000	300,135
Boston Properties LP	3.85	2-1-2023	200,000	201,922
Boston Properties LP	4.13	5-15-2021	210,000	214,288
Boston Properties LP	5.63	11-15-2020	380,000	397,114
Boston Properties LP	5.88	10-15-2019	350,000	358,898
Corporate Office Properties LP	3.60	5-15-2023	70,000	68,223
Corporate Office Properties LP	3.70	6-15-2021	350,000	347,238
Crown Castle International Corporation	3.70	6-15-2026	350,000	335,142
Crown Castle International Corporation	4.88	4-15-2022	50,000	51,605
Crown Castle International Corporation	5.25	1-15-2023	350,000	368,077
DDR Corporation	4.63	7-15-2022	175,000	179,915
Digital Realty Trust LP	3.63	10-1-2022	140,000	139,863
Digital Realty Trust LP	3.95	7-1-2022	140,000	141,653
Digital Realty Trust LP	5.25	3-15-2021	70,000	72,735
Digital Realty Trust LP	5.88	2-1-2020	210,000	216,074
Duke Realty LP	3.75	12-1-2024	455,000	450,970
Entertainment Properties Trust	5.75	8-15-2022	105,000	110,667
Equity One Incorporated	3.75	11-15-2022	175,000	174,787
ERP Operating LP	4.63	12-15-2021	419,000	434,384
Essex Portfolio LP	3.25	5-1-2023	70,000	68,432
Federal Realty Investment Trust	4.50	12-1-2044	175,000	179,246
HCP Incorporated	3.15	8-1-2022	70,000	68,459

The accompanying notes are an integral part of these financial statements.

214	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Equity REITs (continued)
HCP Incorporated	3.88%	8-15-2024	$300,000	$295,153
HCP Incorporated	6.75	2-1-2041	95,000	119,916
Health Care REIT Incorporated	4.00	6-1-2025	210,000	208,238
Health Care REIT Incorporated	4.50	1-15-2024	140,000	143,334
Health Care REIT Incorporated	6.50	3-15-2041	140,000	168,555
Hospitality Properties Trust	4.65	3-15-2024	350,000	350,169
Host Hotels & Resorts Company	3.75	10-15-2023	70,000	68,755
Host Hotels & Resorts Company	4.75	3-1-2023	175,000	179,512
Host Hotels & Resorts Company	6.00	10-1-2021	350,000	370,723
Kilroy Realty Corporation	3.80	1-15-2023	175,000	174,642
Kimco Realty Corporation	2.80	10-1-2026	350,000	314,640
Liberty Property LP	4.40	2-15-2024	109,000	111,232
Liberty Property LP	4.75	10-1-2020	175,000	179,306
Mid-America Apartments LP	4.30	10-15-2023	35,000	35,723
National Retail Properties Incorporated	3.30	4-15-2023	70,000	68,671
National Retail Properties Incorporated	3.80	10-15-2022	70,000	70,212
Realty Income Corporation	3.88	7-15-2024	350,000	352,186
Realty Income Corporation	4.65	8-1-2023	210,000	218,943
Simon Property Group LP	3.30	1-15-2026	410,000	398,940
Simon Property Group LP	3.38	3-15-2022	350,000	350,715
Simon Property Group LP	3.75	2-1-2024	175,000	176,846
Simon Property Group LP	4.13	12-1-2021	210,000	215,369
Simon Property Group LP	4.25	11-30-2046	400,000	398,671
Simon Property Group LP	4.38	3-1-2021	350,000	359,478
Simon Property Group LP	4.75	3-15-2042	175,000	186,625
Simon Property Group LP	6.75	2-1-2040	245,000	322,771
UDR Incorporated	3.70	10-1-2020	175,000	176,086
UDR Incorporated	4.63	1-10-2022	70,000	72,064
Ventas Realty LP	3.85	4-1-2027	800,000	775,133
Ventas Realty LP	4.25	3-1-2022	700,000	714,883
Ventas Realty LP	5.70	9-30-2043	175,000	195,565
VEREIT Operating Partnership LP	4.13	6-1-2021	80,000	81,017
VEREIT Operating Partnership LP	4.60	2-6-2024	98,000	98,852
VEREIT Operating Partnership LP	4.88	6-1-2026	119,000	120,849
Welltower Incorporated	5.25	1-15-2022	70,000	73,286
Weyerhaeuser Company	4.63	9-15-2023	210,000	217,368
Weyerhaeuser Company	7.38	10-1-2019	70,000	73,162
Weyerhaeuser Company	7.38	3-15-2032	200,000	254,871
WP Carey Incorporated	4.60	4-1-2024	350,000	355,126

				17,390,398

Telecommunication Services: 0.80%

Diversified Telecommunication Services: 0.71%
AT&T Incorporated	3.00	2-15-2022	200,000	196,648
AT&T Incorporated	3.90	3-11-2024	350,000	349,127
AT&T Incorporated	4.30	12-15-2042	350,000	299,736
AT&T Incorporated	4.50	5-15-2035	230,000	213,452
AT&T Incorporated	5.00	3-1-2021	200,000	207,626
AT&T Incorporated	6.00	8-15-2040	280,000	294,862

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	215

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Diversified Telecommunication Services (continued)
Verizon Communications Incorporated	3.85%	11-1-2042	$260,000	$223,485
Verizon Communications Incorporated	4.67	3-15-2055	655,000	604,834
Verizon Communications Incorporated	4.75	11-1-2041	350,000	340,017

				2,729,787

Wireless Telecommunication Services: 0.09%
CC Holdings GS V LLC	3.85	4-15-2023	350,000	348,531

Utilities: 7.16%

Electric Utilities: 5.72%
Alabama Power Company	3.55	12-1-2023	175,000	176,067
Alabama Power Company	3.85	12-1-2042	140,000	133,221
Alabama Power Company	4.15	8-15-2044	105,000	103,483
American Electric Power Company Incorporated	2.95	12-15-2022	740,000	722,011
Appalachian Power Company	3.40	6-1-2025	175,000	172,561
Appalachian Power Company	4.45	6-1-2045	175,000	180,574
Appalachian Power Company	7.00	4-1-2038	70,000	92,839
Arizona Public Service Company	3.15	5-15-2025	105,000	102,269
Arizona Public Service Company	4.50	4-1-2042	70,000	72,882
Baltimore Gas & Electric Company	3.50	8-15-2046	50,000	45,129
Carolina Power & Light Company	2.80	5-15-2022	175,000	172,451
CenterPoint Energy Houston	2.25	8-1-2022	210,000	201,901
CenterPoint Energy Houston	3.55	8-1-2042	175,000	162,071
CenterPoint Energy Houston	4.50	4-1-2044	175,000	187,234
Commonwealth Edison Company	3.80	10-1-2042	70,000	66,886
Commonwealth Edison Company	5.90	3-15-2036	175,000	211,688
Connecticut Light & Power Company	4.15	6-1-2045	87,000	88,596
Consolidated Edison Company of New York Incorporated	4.45	3-15-2044	350,000	362,530
Consolidated Edison Company of New York Incorporated	4.63	12-1-2054	300,000	310,409
Consolidated Edison Company of New York Incorporated Series 07-A	6.30	8-15-2037	175,000	222,958
Consolidated Edison Company of New York Incorporated Series 08-B	6.75	4-1-2038	210,000	279,912
Consolidated Edison Company of New York Incorporated Series 12-A	4.20	3-15-2042	175,000	174,284
Consolidated Edison Company of New York Incorporated Series C	4.30	12-1-2056	245,000	240,024
Constellation Energy Group Incorporated	5.15	12-1-2020	70,000	72,096
DTE Electric Company	3.65	3-15-2024	105,000	105,865
Duke Energy Carolinas LLC	3.70	12-1-2047	200,000	186,045
Duke Energy Carolinas LLC	4.30	6-15-2020	50,000	51,228
Duke Energy Corporation	3.05	8-15-2022	70,000	69,077
Duke Energy Corporation	3.95	10-15-2023	140,000	141,663
Duke Energy Florida Incorporated	3.85	11-15-2042	70,000	66,994
Duke Energy Indiana Incorporated	4.90	7-15-2043	105,000	116,957
Duke Energy Indiana Incorporated	6.45	4-1-2039	45,000	58,365
Duke Energy Progress Incorporated	3.00	9-15-2021	175,000	174,234
Duke Energy Progress Incorporated	4.10	3-15-2043	105,000	104,777
Duke Energy Progress Incorporated	4.15	12-1-2044	175,000	175,483
Duke Energy Progress Incorporated	4.38	3-30-2044	175,000	181,313
Emera US Finance LP	3.55	6-15-2026	200,000	190,059
Entergy Arkansas Incorporated	3.70	6-1-2024	175,000	176,549
Entergy Corporation	5.13	9-15-2020	175,000	179,920

The accompanying notes are an integral part of these financial statements.

216	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Entergy Gulf States Louisiana LLC	5.59%	10-1-2024	$84,000	$92,398
Entergy Louisiana LLC	5.40	11-1-2024	175,000	192,204
Eversource Energy	4.50	11-15-2019	70,000	71,227
Exelon Corporation	4.95	6-15-2035	140,000	146,880
Exelon Corporation	5.10	6-15-2045	280,000	297,820
Exelon Generation Company LLC	4.25	6-15-2022	157,000	160,243
FirstEnergy Corporation	4.25	3-15-2023	168,000	171,321
Florida Power & Light Company	3.25	6-1-2024	350,000	346,992
Florida Power & Light Company	4.05	6-1-2042	175,000	177,506
Florida Power & Light Company	5.25	2-1-2041	140,000	163,012
Florida Power & Light Company	5.95	2-1-2038	224,000	278,607
Florida Power & Light Company	5.96	4-1-2039	175,000	221,584
Florida Power Corporation	5.65	4-1-2040	87,000	104,208
Georgia Power Company	4.30	3-15-2042	175,000	168,724
Interstate Power & Light Company	6.25	7-15-2039	21,000	26,839
Kansas City Power & Light Company	3.15	3-15-2023	140,000	137,500
Kentucky Utilities Company	3.25	11-1-2020	175,000	175,448
LG&E & KU Energy LLC	3.75	11-15-2020	70,000	70,537
MidAmerican Energy Holdings Company	5.95	5-15-2037	210,000	252,007
MidAmerican Energy Holdings Company	6.13	4-1-2036	140,000	169,731
MidAmerican Energy Holdings Company	6.75	12-30-2031	105,000	135,413
Nevada Power Company	6.75	7-1-2037	140,000	182,340
Northeast Utilities	2.80	5-1-2023	122,000	118,043
Northern States Power Company of Minnesota	2.15	8-15-2022	175,000	167,609
Northern States Power Company of Minnesota	2.60	5-15-2023	105,000	101,967
Northern States Power Company of Minnesota	3.40	8-15-2042	175,000	160,433
Northern States Power Company of Minnesota	5.35	11-1-2039	28,000	32,631
Northern States Power Company of Minnesota	6.20	7-1-2037	210,000	266,729
NSTAR Electric Company	2.38	10-15-2022	140,000	134,819
NSTAR Electric Company	5.50	3-15-2040	70,000	82,238
Oglethorpe Power Corporation	5.38	11-1-2040	210,000	237,127
Oglethorpe Power Corporation	5.95	11-1-2039	105,000	127,089
Ohio Edison Company	6.88	7-15-2036	175,000	230,202
Ohio Power Company	5.38	10-1-2021	45,000	47,881
Oncor Electric Delivery Company LLC	4.55	12-1-2041	140,000	149,660
Oncor Electric Delivery Company LLC	5.25	9-30-2040	175,000	202,396
Oncor Electric Delivery Company LLC	7.00	5-1-2032	122,000	160,146
Oncor Electric Delivery Company LLC	7.50	9-1-2038	140,000	198,764
Pacific Gas & Electric Company	2.45	8-15-2022	175,000	164,911
Pacific Gas & Electric Company	2.95	3-1-2026	350,000	316,904
Pacific Gas & Electric Company	3.40	8-15-2024	205,000	196,626
Pacific Gas & Electric Company	3.50	6-15-2025	105,000	99,687
Pacific Gas & Electric Company	3.75	8-15-2042	140,000	121,330
Pacific Gas & Electric Company	4.30	3-15-2045	140,000	130,533
Pacific Gas & Electric Company	5.13	11-15-2043	175,000	181,563
Pacific Gas & Electric Company	5.40	1-15-2040	310,000	331,176
Pacific Gas & Electric Company	6.35	2-15-2038	70,000	80,311
PacifiCorp	3.60	4-1-2024	175,000	175,996
PacifiCorp	4.10	2-1-2042	70,000	69,662
PacifiCorp	5.75	4-1-2037	175,000	211,860

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	217

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
PECO Energy Company	4.15%	10-1-2044	$245,000	$247,617
Potomac Electric Power Company	3.60	3-15-2024	175,000	176,280
Potomac Electric Power Company	6.50	11-15-2037	140,000	179,923
PPL Capital Funding Incorporated	4.20	6-15-2022	140,000	142,431
PPL Capital Funding Incorporated	4.70	6-1-2043	87,000	88,103
PPL Electric Utilities	4.75	7-15-2043	105,000	114,219
PPL Electric Utilities	6.25	5-15-2039	31,000	39,716
PPL Electric Utilities Corporation	4.15	6-15-2048	200,000	201,976
PSEG Power LLC	5.13	4-15-2020	196,000	201,259
PSEG Power LLC	8.63	4-15-2031	75,000	99,197
Public Service Company of Colorado	2.25	9-15-2022	70,000	67,309
Public Service Company of Colorado	3.20	11-15-2020	210,000	210,441
Public Service Company of Colorado	3.60	9-15-2042	140,000	131,645
Public Service Company of Colorado	4.30	3-15-2044	175,000	181,081
Public Service Company of New Hampshire	3.50	11-1-2023	210,000	211,409
Public Service Electric & Gas Company	2.38	5-15-2023	140,000	134,345
Public Service Electric & Gas Company	3.00	5-15-2027	500,000	478,815
Public Service Electric & Gas Company	3.65	9-1-2042	175,000	165,294
Public Service Electric & Gas Company	3.80	1-1-2043	140,000	135,408
Public Service Electric & Gas Company	3.95	5-1-2042	70,000	69,336
Public Service Electric & Gas Company	5.80	5-1-2037	70,000	85,904
South Carolina Eletric & Gas Company	4.50	6-1-2064	200,000	185,380
Southern California Edison Company	3.88	6-1-2021	449,000	455,535
Southern California Edison Company	3.90	3-15-2043	105,000	97,954
Southern California Edison Company	4.05	3-15-2042	350,000	336,104
Southern California Edison Company	5.35	7-15-2035	126,000	139,746
Southern California Edison Company	5.50	3-15-2040	140,000	159,180
Southern California Edison Company	6.00	1-15-2034	70,000	82,387
Southern Company	2.75	6-15-2020	175,000	173,380
Southern Company	2.95	7-1-2023	200,000	192,781
Southwestern Electric Power Company	6.20	3-15-2040	35,000	42,611
TXU Electric Delivery Company	7.25	1-15-2033	52,000	70,695
Union Electric Company	3.90	9-15-2042	175,000	171,835
Union Electric Company	8.45	3-15-2039	56,000	85,349
Virginia Electric & Power Company	3.10	5-15-2025	70,000	67,671
Virginia Electric & Power Company	3.45	2-15-2024	105,000	104,670
Virginia Electric & Power Company	4.00	1-15-2043	227,000	219,254
Virginia Electric & Power Company	4.00	11-15-2046	270,000	258,311
Virginia Electric & Power Company	4.20	5-15-2045	105,000	103,424
Virginia Electric & Power Company	4.45	2-15-2044	105,000	106,816
Virginia Electric & Power Company	6.00	1-15-2036	70,000	84,417
Westar Energy Incorporated	4.10	4-1-2043	210,000	209,496
Wisconsin Electric Power Company	5.63	5-15-2033	70,000	80,981
Wisconsin Electric Power Company	5.70	12-1-2036	105,000	126,777
Wisconsin Power & Light Company	6.38	8-15-2037	175,000	222,138
Xcel Energy Incorporated	4.70	5-15-2020	175,000	178,518

				22,090,557

The accompanying notes are an integral part of these financial statements.

218	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Gas Utilities: 0.29%
Atmos Energy Corporation	4.13%	10-15-2044	$245,000	$243,079
Atmos Energy Corporation	4.15	1-15-2043	113,000	112,102
Atmos Energy Corporation	5.50	6-15-2041	42,000	48,961
CenterPoint Energy Resources Corporation	4.50	1-15-2021	45,000	45,935
CenterPoint Energy Resources Corporation	5.85	1-15-2041	77,000	91,529
National Fuel Gas Company	3.75	3-1-2023	218,000	216,128
One Gas Incorporated	3.61	2-1-2024	70,000	69,868
One Gas Incorporated	4.66	2-1-2044	35,000	37,380
Piedmont Natural Gas Company	4.65	8-1-2043	35,000	37,398
Southern California Gas Company	3.75	9-15-2042	140,000	132,716
Southern California Gas Company	5.13	11-15-2040	70,000	79,370

				1,114,466

Multi-Utilities: 1.10%
Berkshire Hathaway Energy	5.15	11-15-2043	280,000	308,389
Black Hills Corporation	4.25	11-30-2023	210,000	214,446
CMS Energy Corporation	5.05	3-15-2022	245,000	256,679
Consumers Energy Company	3.95	5-15-2043	140,000	138,638
Consumers Energy Company	6.70	9-15-2019	100,000	103,951
Dominion Resources Incorporated	2.50	12-1-2019	132,000	131,073
Dominion Resources Incorporated	2.75	9-15-2022	210,000	203,427
Dominion Resources Incorporated	3.63	12-1-2024	210,000	206,414
Dominion Resources Incorporated	4.05	9-15-2042	175,000	164,290
Dominion Resources Incorporated	4.45	3-15-2021	70,000	71,680
Dominion Resources Incorporated	4.90	8-1-2041	42,000	44,062
Dominion Resources Incorporated	5.95	6-15-2035	157,000	179,828
DTE Energy Company	2.40	12-1-2019	210,000	208,003
DTE Energy Company	3.30	6-15-2022	70,000	69,264
DTE Energy Company	3.85	12-1-2023	170,000	171,222
NiSource Finance Corporation	5.65	2-1-2045	140,000	161,138
Puget Energy Incorporated	3.65	5-15-2025	140,000	136,029
Puget Energy Incorporated	6.00	9-1-2021	175,000	186,485
Puget Sound Energy Incorporated	5.80	3-15-2040	35,000	43,015
Puget Sound Energy Incorporated	6.27	3-15-2037	231,000	291,372
San Diego Gas & Electric Company	3.00	8-15-2021	300,000	298,134
Sempra Energy	2.88	10-1-2022	140,000	136,395
Sempra Energy	3.25	6-15-2027	300,000	280,410
WEC Energy Group Incorporated	2.45	6-15-2020	105,000	104,115
WEC Energy Group Incorporated	3.55	6-15-2025	140,000	138,543

				4,247,002

Water Utilities: 0.05%
American Water Capital Corporation	3.40	3-1-2025	210,000	208,425

Total Corporate Bonds and Notes (Cost $314,926,378)				314,084,988

Yankee Corporate Bonds and Notes: 17.13%

Consumer Discretionary: 0.26%

Auto Components: 0.05%
Magna International Incorporated	4.15	10-1-2025	175,000	177,930

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	219

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Media: 0.21%
Thomson Reuters Corporation	4.30%	11-23-2023	$210,000	$214,460
Thomson Reuters Corporation	5.65	11-23-2043	140,000	151,183
Thomson Reuters Corporation	5.85	4-15-2040	94,000	102,227
WPP Finance 2010	3.75	9-19-2024	200,000	193,079
WPP Finance 2010	5.63	11-15-2043	140,000	146,430

				807,379

Consumer Staples: 0.26%

Beverages: 0.26%
Coca-Cola Femsa SAB de CV	3.88	11-26-2023	300,000	302,800
Coca-Cola Femsa SAB de CV	4.63	2-15-2020	200,000	203,902
Diageo Capital plc	2.63	4-29-2023	210,000	204,028
Diageo Capital plc	3.88	4-29-2043	161,000	158,317
Diageo Capital plc	5.88	9-30-2036	122,000	148,213

				1,017,260

Energy: 2.07%

Oil, Gas & Consumable Fuels: 2.07%
BP Capital Markets plc	3.25	5-6-2022	525,000	523,983
BP Capital Markets plc	3.81	2-10-2024	350,000	355,417
BP Capital Markets plc	4.50	10-1-2020	350,000	359,917
Canadian National Resources Limited	6.75	2-1-2039	110,000	135,860
Canadian Natural Resources Limited	3.85	6-1-2027	800,000	777,632
Canadian Natural Resources Limited	3.90	2-1-2025	210,000	208,557
Canadian Natural Resources Limited	4.95	6-1-2047	200,000	209,570
Cenovus Energy Incorporated	3.00	8-15-2022	145,000	139,496
Cenovus Energy Incorporated	4.25	4-15-2027	800,000	772,731
Cenovus Energy Incorporated	4.45	9-15-2042	320,000	279,263
Cenovus Energy Incorporated	5.70	10-15-2019	200,000	204,820
Cenovus Energy Incorporated	6.75	11-15-2039	240,000	274,226
Husky Energy Incorporated	4.00	4-15-2024	350,000	350,328
Husky Energy Incorporated	6.80	9-15-2037	70,000	86,803
Petro-Canada	5.95	5-15-2035	140,000	162,343
Suncor Energy Incorporated	5.95	12-1-2034	52,000	60,669
Total Capital Canada Limited	2.75	7-15-2023	245,000	239,024
Total Capital International SA	2.70	1-25-2023	385,000	375,457
Total Capital International SA	2.88	2-17-2022	175,000	173,483
Total Capital International SA	3.75	4-10-2024	350,000	356,159
Total Capital SA	4.13	1-28-2021	70,000	71,723
Total Capital SA	4.45	6-24-2020	350,000	359,777
TransCanada PipeLines Limited	3.75	10-16-2023	175,000	176,236
TransCanada PipeLines Limited	3.80	10-1-2020	210,000	212,747
TransCanada PipeLines Limited	5.00	10-16-2043	350,000	360,518
TransCanada PipeLines Limited	5.60	3-31-2034	70,000	76,962
TransCanada PipeLines Limited	6.10	6-1-2040	210,000	241,238
TransCanada PipeLines Limited	7.63	1-15-2039	350,000	467,464

				8,012,403

The accompanying notes are an integral part of these financial statements.

220	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Financials: 10.46%

Banks: 8.66%
Australia & New Zealand Banking Group Limited	2.70%	11-16-2020	$850,000	$841,695
Banco Santander SA	4.38	4-12-2028	2,000,000	1,933,579
Bancolombia SA	5.95	6-3-2021	200,000	209,750
Bank of Montreal	1.75	9-11-2019	300,000	297,291
Bank of Montreal	1.90	8-27-2021	470,000	452,808
Bank of Montreal (5 Year USD Swap +1.43%) ±	3.80	12-15-2032	800,000	751,920
Bank of Nova Scotia	2.45	9-19-2022	300,000	289,937
Bank of Nova Scotia	2.80	7-21-2021	900,000	888,821
Bank of Nova Scotia	4.38	1-13-2021	350,000	359,190
Barclays plc	2.75	11-8-2019	2,000	1,989
Barclays plc	2.88	6-8-2020	300,000	296,698
Barclays plc	3.25	1-12-2021	500,000	494,259
Barclays plc	4.38	1-12-2026	800,000	781,392
BNP Paribas	3.25	3-3-2023	300,000	296,116
BNP Paribas	4.25	10-15-2024	400,000	398,347
BNP Paribas	5.00	1-15-2021	1,105,000	1,149,332
BPCE SA	2.75	12-2-2021	330,000	321,968
BPCE SA	4.00	4-15-2024	250,000	253,320
Commonwealth Bank of Australia	2.30	9-6-2019	250,000	248,986
Cooperatieve Rabobank UA	3.75	7-21-2026	780,000	743,880
Credit Suisse	5.40	1-14-2020	200,000	205,633
Credit Suisse Group Funding Limited	3.45	4-16-2021	250,000	249,393
Credit Suisse Group Funding Limited	4.55	4-17-2026	750,000	759,146
HSBC Holdings plc	4.00	3-30-2022	200,000	203,485
HSBC Holdings plc (3 Month LIBOR +1.55%) ±	4.04	3-13-2028	500,000	488,876
HSBC Holdings plc	4.88	1-14-2022	175,000	182,501
HSBC Holdings plc	6.10	1-14-2042	280,000	341,458
HSBC Holdings plc	6.50	5-2-2036	200,000	237,348
Intesa Sanpaolo SpA	5.25	1-12-2024	200,000	198,450
Lloyds Banking Group plc (3 Month LIBOR +1.21%) ±	3.57	11-7-2028	800,000	737,156
Lloyds Banking Group plc	4.50	11-4-2024	600,000	595,907
Lloyds Banking Group plc	4.58	12-10-2025	250,000	246,306
Lloyds Banking Group plc	5.30	12-1-2045	300,000	305,545
Mitsubishi UFJ Financial Group Incorporated	2.19	9-13-2021	600,000	577,839
Mitsubishi UFJ Financial Group Incorporated	2.76	9-13-2026	900,000	829,055
Mitsubishi UFJ Financial Group Incorporated	3.85	3-1-2026	200,000	199,401
Mizuho Financial Group	2.95	2-28-2022	750,000	735,432
Mizuho Financial Group	3.17	9-11-2027	1,200,000	1,131,949
MUFG Americas Holdings Corporation	3.00	2-10-2025	350,000	334,839
National Australia Bank Limited	2.50	7-12-2026	1,100,000	998,665
Rabobank Nederland NV	3.88	2-8-2022	750,000	760,264
Rabobank Nederland NV	4.50	1-11-2021	350,000	359,662
Rabobank Nederland NV	5.75	12-1-2043	250,000	287,309
Royal Bank of Canada	2.15	3-6-2020	500,000	494,216
Royal Bank of Canada	2.50	1-19-2021	350,000	344,672
Royal Bank of Canada	4.65	1-27-2026	700,000	719,575
Royal Bank of Scotland Group plc	3.88	9-12-2023	300,000	292,319
Royal Bank of Scotland Group plc	4.80	4-5-2026	1,300,000	1,317,731

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	221

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
Santander UK Group Holdings plc	3.57%	1-10-2023	$800,000	$782,315
Santander UK plc	2.35	9-10-2019	240,000	238,765
Santander UK plc	4.00	3-13-2024	525,000	532,186
Skandinaviska Enskilda	2.63	3-15-2021	500,000	491,854
Sumitomo Mitsui Banking Corporation	3.95	7-19-2023	250,000	253,861
Sumitomo Mitsui Financial Group	3.01	10-19-2026	655,000	614,539
Sumitomo Mitsui Financial Group	3.78	3-9-2026	700,000	696,507
Svenska Handelsbanken AB	1.88	9-7-2021	500,000	478,979
Svenska Handelsbanken AB	2.45	3-30-2021	1,000,000	979,278
Toronto Dominion Bank	1.80	7-13-2021	200,000	192,572
Toronto Dominion Bank	2.50	12-14-2020	560,000	552,189
Toronto Dominion Bank	3.50	7-19-2023	300,000	301,335
Toronto Dominion Bank (5 Year USD Swap +2.21%) ±	3.63	9-15-2031	525,000	497,610
Westpac Banking Corporation	2.10	5-13-2021	350,000	338,914
Westpac Banking Corporation	2.30	5-26-2020	700,000	690,448
Westpac Banking Corporation	2.85	5-13-2026	700,000	655,858

				33,442,620

Capital Markets: 0.42%
Deutsche Bank AG	3.13	1-13-2021	350,000	342,381
Deutsche Bank AG	3.70	5-30-2024	700,000	660,538
Invesco Finance plc	4.00	1-30-2024	175,000	177,484
Invesco Finance plc	5.38	11-30-2043	175,000	198,357
Nomura Holdings Incorporated	6.70	3-4-2020	249,000	261,103

				1,639,863

Diversified Financial Services: 1.27%
Barrick Australian Finance Proprietary Limited	5.95	10-15-2039	135,000	148,775
BHP Billiton Finance USA Limited	3.85	9-30-2023	200,000	204,541
Burlington Resources Finance Company	7.20	8-15-2031	350,000	449,728
ConocoPhillips Canada Funding Company	5.95	10-15-2036	210,000	253,810
GE Capital International Funding Company	2.34	11-15-2020	1,200,000	1,175,406
GE Capital International Funding Company	3.37	11-15-2025	550,000	532,147
Shell International Finance BV	2.25	1-6-2023	175,000	168,343
Shell International Finance BV	2.38	8-21-2022	175,000	170,196
Shell International Finance BV	2.88	5-10-2026	230,000	220,114
Shell International Finance BV	3.25	5-11-2025	350,000	345,176
Shell International Finance BV	3.40	8-12-2023	175,000	176,109
Shell International Finance BV	3.63	8-21-2042	175,000	161,832
Shell International Finance BV	4.38	3-25-2020	350,000	358,335
Shell International Finance BV	6.38	12-15-2038	245,000	318,052
UBS AG	2.38	8-14-2019	225,000	224,121

				4,906,685

Insurance: 0.11%
Aon plc	4.00	11-27-2023	105,000	106,976
XL Capital Limited	6.25	5-15-2027	70,000	80,192
XL Capital Limited	6.38	11-15-2024	70,000	78,627
XLIT Limited	5.25	12-15-2043	140,000	153,064

				418,859

The accompanying notes are an integral part of these financial statements.

222	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Health Care: 1.16%

Health Care Equipment & Supplies: 0.15%
Covidien International Finance SA	6.55%	10-15-2037	$280,000	$359,282
Koninklijke Philips Electronics NV	6.88	3-11-2038	175,000	227,733

				587,015

Pharmaceuticals: 1.01%
Actavis Funding SCS	3.85	6-15-2024	350,000	348,744
Actavis Funding SCS	4.85	6-15-2044	350,000	346,280
AstraZeneca plc	1.95	9-18-2019	200,000	198,366
AstraZeneca plc	2.38	11-16-2020	350,000	344,434
AstraZeneca plc	3.38	11-16-2025	500,000	486,059
AstraZeneca plc	4.00	9-18-2042	385,000	362,670
AstraZeneca plc	4.38	11-16-2045	200,000	199,194
AstraZeneca plc	6.45	9-15-2037	180,000	225,257
Mylan NV	3.95	6-15-2026	700,000	663,848
Shire Acquisitions Investment Ireland Limited	1.90	9-23-2019	190,000	187,788
Shire plc ADR	3.20	9-23-2026	560,000	521,545

				3,884,185

Industrials: 0.73%

Aerospace & Defense: 0.07%
Embraer Netherlands Finance BV	5.05	6-15-2025	290,000	290,003

Industrial Conglomerates: 0.09%
Tyco Electronics Group SA	7.13	10-1-2037	245,000	330,206

Road & Rail: 0.21%
Canadian National Railway Company	6.20	6-1-2036	140,000	175,548
Canadian Pacific Railway Company	4.45	3-15-2023	140,000	145,110
Canadian Pacific Railway Company	5.95	5-15-2037	45,000	54,279
Canadian Pacific Railway Company	6.13	9-15-2115	350,000	418,093

				793,030

Trading Companies & Distributors: 0.36%
AerCap Ireland Capital DAC	3.95	2-1-2022	520,000	519,613
AerCap Ireland Capital DAC	4.25	7-1-2020	200,000	202,534
AerCap Ireland Capital DAC	4.63	10-30-2020	665,000	679,948

				1,402,095

Information Technology: 0.38%

Internet Software & Services: 0.38%
Alibaba Group Holding Limited	3.13	11-28-2021	250,000	247,864
Alibaba Group Holding Limited	3.40	12-6-2027	1,100,000	1,033,416
Alibaba Group Holding Limited	3.60	11-28-2024	200,000	197,912

				1,479,192

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	223

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Materials: 0.74%

Chemicals: 0.32%
LyondellBasell Industries NV	4.63%	2-26-2055	$350,000	$328,516
LyondellBasell Industries NV	5.75	4-15-2024	250,000	271,415
Nutrien Limited	4.88	3-30-2020	178,000	181,748
Nutrien Limited	5.63	12-1-2040	140,000	152,079
Nutrien Limited	5.88	12-1-2036	157,000	174,140
Nutrien Limited	6.13	1-15-2041	115,000	130,838

				1,238,736

Metals & Mining: 0.42%
Goldcorp Incorporated	3.70	3-15-2023	210,000	208,671
Rio Tinto Finance (USA) Limited	4.13	8-21-2042	175,000	172,170
Vale Overseas Limited	4.38	1-11-2022	140,000	140,728
Vale Overseas Limited	6.88	11-21-2036	382,000	439,778
Vale Overseas Limited	6.88	11-10-2039	91,000	105,788
Vale SA	5.63	9-11-2042	525,000	536,813

				1,603,948

Telecommunication Services: 1.07%

Diversified Telecommunication Services: 0.40%
British Telecommunications plc	9.63	12-15-2030	200,000	285,408
France Telecom SA	5.38	1-13-2042	350,000	381,747
Telefonica Emisiones SAU	4.57	4-27-2023	500,000	516,655
Telefonica Europe BV	8.25	9-15-2030	294,000	383,767

				1,567,577

Wireless Telecommunication Services: 0.67%
America Movil SAB de CV	3.13	7-16-2022	220,000	215,637
America Movil SAB de CV	4.38	7-16-2042	250,000	245,324
America Movil SAB de CV	6.13	11-15-2037	70,000	81,630
America Movil SAB de CV	6.38	3-1-2035	395,000	467,502
Rogers Communications Incorporated	3.00	3-15-2023	140,000	137,073
Rogers Communications Incorporated	4.50	3-15-2043	140,000	137,102
Vodafone Group plc	2.50	9-26-2022	350,000	336,984
Vodafone Group plc	2.95	2-19-2023	190,000	184,565
Vodafone Group plc	4.38	2-19-2043	350,000	316,018
Vodafone Group plc	6.25	11-30-2032	210,000	239,480
Vodafone Group plc	7.88	2-15-2030	175,000	221,142

				2,582,457

Total Yankee Corporate Bonds and Notes (Cost $66,730,549)				66,181,443

	Yield		Shares
Short-Term Investments: 0.49%

Investment Companies: 0.48%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.87		1,867,794	1,867,794

The accompanying notes are an integral part of these financial statements.

224	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Yield	Maturity date	Principal	Value

U.S. Treasury Securities: 0.01%
U.S. Treasury Bill (z)	1.32%	9-13-2018	$40,000	$39,981

Total Short-Term Investments (Cost $1,907,775)				1,907,775

Total investments in securities (Cost $383,564,702)	98.90%	382,174,206
Other assets and liabilities, net	1.10	4,244,238

Total net assets	100.00%	$386,418,444

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:

ADR	American depositary receipt

LIBOR	London Interbank Offered Rate

REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	0	46,024,533	44,156,739	1,867,794	$0	$0	$21,199	$1,867,794	0.48%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	225

STRATEGIC RETIREMENT BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 1.83%
FHLB	2.00%	9-13-2019	$370,000	$367,888
FHLB	2.26	10-4-2022	165,000	161,890
FHLMC	1.50	1-17-2020	430,000	423,745
FHLMC	2.13	6-9-2023	35,000	33,997
FHLMC	2.75	12-13-2024	135,000	133,251
FHLMC	3.25	6-9-2023	50,000	50,811
FNMA ¤	0.00	10-9-2019	310,000	301,232
FNMA	1.38	10-7-2021	45,000	43,191
FNMA	1.50	6-22-2020	33,000	32,352
FNMA	1.50	11-30-2020	110,000	107,177
FNMA	1.88	9-24-2026	95,000	87,292
FNMA	2.13	4-24-2026	93,000	87,644
FNMA	2.63	9-6-2024	100,000	98,506

Total Agency Securities (Cost $1,939,295)				1,928,976

U.S. Treasury Securities: 92.99%
TIPS	0.13	4-15-2020	3,789,848	3,740,402
TIPS	0.13	4-15-2021	696,409	683,324
TIPS	0.13	1-15-2022	3,512,619	3,438,621
TIPS	0.13	4-15-2022	101,544	99,082
TIPS	0.13	7-15-2022	3,920,737	3,843,277
TIPS	0.13	1-15-2023	2,962,901	2,885,483
TIPS	0.13	7-15-2024	2,444,059	2,367,495
TIPS	0.13	7-15-2026	2,078,361	1,982,426
TIPS	0.25	1-15-2025	1,276,680	1,236,971
TIPS	0.38	7-15-2023	2,631,228	2,596,634
TIPS	0.38	7-15-2025	1,758,620	1,719,875
TIPS	0.38	1-15-2027	1,789,054	1,729,652
TIPS	0.38	7-15-2027	30,904	29,909
TIPS	0.63	7-15-2021	893,322	893,285
TIPS	0.63	4-15-2023	461,593	458,828
TIPS	0.63	1-15-2024	3,456,984	3,436,737
TIPS	0.63	1-15-2026	3,764,811	3,725,839
TIPS	0.75	7-15-2028	757,929	755,857
TIPS	1.13	1-15-2021	3,664,321	3,694,145
TIPS	1.25	7-15-2020	2,276,276	2,304,417
TIPS	1.38	1-15-2020	5,826	5,870
TIPS	1.75	1-15-2028	1,401,309	1,519,416
TIPS	2.00	1-15-2026	1,022,044	1,111,841
TIPS	2.38	1-15-2025	1,328,819	1,462,667
TIPS	2.38	1-15-2027	1,297,033	1,463,568
TIPS	3.63	4-15-2028	927,010	1,165,486
U.S. Treasury Bond	6.38	8-15-2027	365,000	466,230
U.S. Treasury Bond	6.88	8-15-2025	20,000	25,117
U.S. Treasury Note	0.50	1-15-2028	1,808,214	1,757,829
U.S. Treasury Note	1.13	4-30-2020	689,000	672,556
U.S. Treasury Note	1.13	7-31-2021	778,000	743,902
U.S. Treasury Note	1.13	9-30-2021	780,000	743,773
U.S. Treasury Note	1.25	10-31-2019	569,000	560,843
U.S. Treasury Note	1.25	10-31-2021	778,000	743,750

The accompanying notes are an integral part of these financial statements.

226	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

STRATEGIC RETIREMENT BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	1.25%	7-31-2023	$743,000	$691,977
U.S. Treasury Note	1.38	1-15-2020	686,000	675,174
U.S. Treasury Note	1.38	1-31-2020	538,000	529,258
U.S. Treasury Note	1.38	2-15-2020	449,000	441,353
U.S. Treasury Note	1.38	3-31-2020	275,000	269,844
U.S. Treasury Note	1.38	4-30-2020	3,000	2,940
U.S. Treasury Note	1.38	5-31-2020	99,000	96,912
U.S. Treasury Note	1.38	10-31-2020	775,000	754,263
U.S. Treasury Note	1.38	4-30-2021	774,000	748,089
U.S. Treasury Note	1.38	6-30-2023	744,000	698,081
U.S. Treasury Note	1.38	8-31-2023	740,000	692,565
U.S. Treasury Note	1.38	9-30-2023	339,000	316,859
U.S. Treasury Note	1.50	11-30-2019	400,000	394,969
U.S. Treasury Note	1.50	4-15-2020	686,000	674,129
U.S. Treasury Note	1.50	5-15-2020	347,000	340,589
U.S. Treasury Note	1.50	5-31-2020	488,000	478,736
U.S. Treasury Note	1.50	3-31-2023	735,000	695,781
U.S. Treasury Note	1.50	8-15-2026	1,032,000	934,121
U.S. Treasury Note	1.63	3-15-2020	684,000	674,141
U.S. Treasury Note	1.63	6-30-2020	2,000	1,964
U.S. Treasury Note	1.63	7-31-2020	700,000	686,902
U.S. Treasury Note	1.63	8-15-2022	365,000	349,887
U.S. Treasury Note	1.63	4-30-2023	733,000	697,209
U.S. Treasury Note	1.63	5-31-2023	20,000	19,006
U.S. Treasury Note	1.63	10-31-2023	516,000	487,902
U.S. Treasury Note	1.63	2-15-2026	1,018,000	935,884
U.S. Treasury Note	1.63	5-15-2026	1,019,000	934,216
U.S. Treasury Note	1.75	9-30-2019	275,000	272,809
U.S. Treasury Note	1.75	10-31-2020	718,000	704,453
U.S. Treasury Note	1.75	2-28-2022	733,000	709,349
U.S. Treasury Note	1.75	3-31-2022	549,000	530,771
U.S. Treasury Note	1.75	5-31-2022	772,000	745,010
U.S. Treasury Note	1.75	6-30-2022	305,000	294,111
U.S. Treasury Note	1.75	1-31-2023	10,000	9,589
U.S. Treasury Note	1.75	5-15-2023	885,000	846,247
U.S. Treasury Note	1.88	6-30-2020	586,000	578,309
U.S. Treasury Note	1.88	2-28-2022	450,000	437,309
U.S. Treasury Note	1.88	4-30-2022	770,000	747,111
U.S. Treasury Note	1.88	8-31-2022	732,000	708,153
U.S. Treasury Note	1.88	8-31-2024	160,000	151,944
U.S. Treasury Note	2.00	1-31-2020	625,000	620,166
U.S. Treasury Note	2.00	7-31-2020	434,000	428,982
U.S. Treasury Note	2.00	9-30-2020	636,000	627,752
U.S. Treasury Note	2.00	11-30-2020	674,000	664,259
U.S. Treasury Note	2.00	5-31-2021	714,000	701,031
U.S. Treasury Note	2.00	10-31-2021	729,000	713,309
U.S. Treasury Note	2.00	2-15-2022	10,000	9,762
U.S. Treasury Note	2.00	11-30-2022	780,000	756,844
U.S. Treasury Note	2.00	2-15-2023	285,000	276,149
U.S. Treasury Note	2.00	4-30-2024	10,000	9,591

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	227

STRATEGIC RETIREMENT BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	2.00%	5-31-2024	$269,000	$257,830
U.S. Treasury Note	2.00	6-30-2024	185,000	177,217
U.S. Treasury Note	2.00	2-15-2025	907,000	863,634
U.S. Treasury Note	2.00	8-15-2025	1,025,000	971,828
U.S. Treasury Note	2.00	11-15-2026	990,000	929,014
U.S. Treasury Note	2.13	1-31-2021	157,000	154,995
U.S. Treasury Note	2.13	12-31-2021	729,000	715,246
U.S. Treasury Note	2.13	12-31-2022	985,000	960,029
U.S. Treasury Note	2.13	2-29-2024	723,000	699,135
U.S. Treasury Note	2.13	5-15-2025	990,000	948,350
U.S. Treasury Note	2.25	3-31-2021	693,000	685,556
U.S. Treasury Note	2.25	7-31-2021	723,000	713,963
U.S. Treasury Note	2.25	12-31-2023	482,000	469,649
U.S. Treasury Note	2.25	1-31-2024	719,000	700,182
U.S. Treasury Note	2.25	11-15-2024	705,000	682,914
U.S. Treasury Note	2.25	2-15-2027	580,000	553,968
U.S. Treasury Note	2.25	8-15-2027	480,000	456,900
U.S. Treasury Note	2.25	11-15-2027	420,000	399,230
U.S. Treasury Note	2.38	12-31-2020	668,000	663,642
U.S. Treasury Note	2.38	5-15-2027	453,000	436,526
U.S. Treasury Note	2.50	8-15-2023	559,000	552,515
U.S. Treasury Note	2.63	8-15-2020	758,000	757,882
U.S. Treasury Note	2.63	11-15-2020	275,000	274,710
U.S. Treasury Note	2.75	11-15-2023	16,000	15,993
U.S. Treasury Note	3.38	11-15-2019	700,000	706,891
U.S. Treasury Note	3.50	5-15-2020	729,000	739,508
U.S. Treasury Note	3.63	2-15-2020	801,000	812,671
U.S. Treasury Note	6.00	2-15-2026	146,000	177,241
U.S. Treasury Note	6.50	11-15-2026	30,000	38,032
U.S. Treasury Note	6.75	8-15-2026	355,000	453,942
U.S. Treasury Note	8.00	11-15-2021	421,000	488,771
U.S. Treasury Note	8.13	5-15-2021	339,000	386,553
U.S. Treasury Note	8.13	8-15-2021	340,000	392,023
U.S. Treasury Note	8.75	8-15-2020	76,000	84,743

Total U.S. Treasury Securities (Cost $100,086,978)				98,152,151

	Yield		Shares
Short-Term Investments: 0.16%

Investment Companies: 0.16%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.87		169,918	169,918

Total Short-Term Investments (Cost $169,918)				169,918

Total investments in securities (Cost $102,196,191)	94.98%	100,251,045
Other assets and liabilities, net	5.02	5,298,678

Total net assets	100.00%	$105,549,723

¤	The security is issued in zero coupon form with no periodic interest payments.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

228	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

STRATEGIC RETIREMENT BOND PORTFOLIO

Abbreviations:

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

TIPS	Treasury inflation-protected securities

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	0	5,888,321	5,718,403	169,918	$0	$0	$2,720	$169,918	0.16%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	229

U.S. REIT PORTFOLIO

Security name	Shares	Value

Common Stocks: 100.05%

Real Estate: 100.05%

Equity REITs: 100.05%
Acadia Realty Trust	6,269	$178,792
Alexandria Real Estate Equities Incorporated	8,153	1,046,438
American Assets Trust Incorporated	3,054	120,633
American Campus Communities Incorporated	10,960	459,553
American Homes 4 Rent Class A	21,002	487,246
Americold Realty Trust	5,101	127,015
Apartment Investment & Management Company Class A	12,440	544,872
Apple Hospitality REIT Incorporated	17,533	309,457
Armada Hoffler Properties Incorporated	3,596	56,062
Ashford Hospitality Trust Incorporated	7,762	50,375
AvalonBay Communities Incorporated	10,987	2,013,807
Boston Properties Incorporated	12,453	1,624,494
Brandywine Realty Trust	14,268	239,132
Brixmor Property Group Incorporated	24,387	444,331
Camden Property Trust	7,292	693,178
CBL & Associates Properties Incorporated	13,639	60,830
Chatham Lodging Trust	3,664	78,593
Chesapeake Lodging Trust	4,788	157,573
Colony Capital Incorporated	39,193	240,253
Columbia Property Trust Incorporated	9,506	228,904
CoreCivic Incorporated	9,424	243,987
Corporate Office Properties Trust	8,194	252,211
Cousins Properties Incorporated	33,893	316,900
CubeSmart	14,644	447,374
DDR Corporation	11,387	159,304
DiamondRock Hospitality	16,307	195,032
Digital Realty Trust Incorporated	16,373	2,034,836
Douglas Emmett Incorporated	13,113	512,194
Duke Realty Corporation	28,407	809,315
Easterly Government Properties Incorporated	4,804	97,281
EastGroup Properties Incorporated	2,745	267,006
Education Realty Trust Incorporated	6,457	267,191
Empire State Realty Trust Incorporated	13,344	234,721
Equity Commonwealth †	9,441	302,678
Equity Lifestyle Properties Incorporated	6,394	619,451
Equity Residential	28,755	1,948,151
Essex Property Trust Incorporated	5,179	1,275,484
Extra Space Storage Incorporated	9,791	902,828
Federal Realty Investment Trust	5,823	760,542
First Industrial Realty Trust Incorporated	9,886	320,900
Forest City Realty Trust Incorporated	18,564	466,885
Gaming and Leisure Properties Incorporated	16,104	576,362
Government Properties Income	7,837	132,524
HCP Incorporated	37,423	1,011,544
Healthcare Realty Trust Incorporated	9,816	303,903
Healthcare Trust of America Incorporated Class A	16,333	466,634
Hersha Hospitality Trust	3,182	75,095

The accompanying notes are an integral part of these financial statements.

230	Wells Fargo Funds	Portfolio of investments—August 31, 2018 (unaudited)

U.S. REIT PORTFOLIO

Security name	Shares	Value

Equity REITs (continued)
Highwoods Properties Incorporated	8,239	$409,808
Hospitality Properties Trust	12,905	374,116
Host Hotels & Resorts Incorporated	59,362	1,278,064
Hudson Pacific Properties Incorporated	12,477	422,222
Independence Realty Trust Incorporated	6,944	71,732
Invitation Homes Incorporated	23,847	557,304
Iron Mountain Incorporated	22,446	810,301
JBG Smith Properties	8,786	329,124
Jernigan Capital Incorporated	1,435	28,714
Kilroy Realty Corporation	8,004	585,413
Kimco Realty Corporation	33,391	571,320
Kite Realty Group Trust	6,729	117,623
Lamar Advertising Company Class A	6,722	517,930
LaSalle Hotel Properties	8,982	315,358
Liberty Property Trust	11,903	520,756
Life Storage Incorporated	3,680	359,168
LTC Properties Incorporated	3,116	144,738
Mack-Cali Realty Corporation	6,824	149,036
Mid-America Apartment Communities Incorporated	9,066	938,875
National Health Investors Incorporated	3,211	254,472
National Storage Affiliates Trust	4,154	117,807
Outfront Media Incorporated	11,273	223,995
Paramount Group Incorporated	17,231	273,628
Park Hotels & Resorts Incorporated	16,330	546,239
Pebblebrook Hotel Trust	5,486	211,814
Pennsylvania Real Estate Investment Trust	5,284	53,897
Piedmont Office Realty Trust Incorporated Class A	10,198	202,328
Preferred Apartment Communities Incorporated Series A	3,161	56,329
Prologis Incorporated	49,569	3,330,045
PS Business Parks Incorporated	1,604	209,210
Public Storage Incorporated	12,014	2,553,936
Ramco-Gershenson Properties Trust	6,156	85,938
Regency Centers Corporation	12,484	824,319
Retail Opportunity Investment Corporation	8,818	174,067
Rexford Industrial Realty Incorporated	6,477	210,503
RLJ Lodging Trust	14,061	308,077
Ryman Hospitality Properties Incorporated	3,612	320,493
SBA Communications Corporation †	9,119	1,415,542
Senior Housing Properties Trust	18,884	360,873
Seritage Growth Property Class A	2,640	135,907
Simon Property Group Incorporated	24,638	4,509,493
SL Green Realty Corporation	6,859	716,080
STAG Industrial Incorporated	7,760	224,031
Summit Hotel Properties Incorporated	8,412	115,497
Sun Communities Incorporated	6,197	639,406
Sunstone Hotel Investors Incorporated	18,228	305,866
Tanger Factory Outlet Centers Incorporated	7,391	177,827
Taubman Centers Incorporated	4,533	292,877
Terreno Realty Corporation	4,398	168,927
The Geo Group Incorporated	9,714	246,444

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2018 (unaudited)	Wells Fargo Funds	231

U.S. REIT PORTFOLIO

Security name	Shares	Value

Equity REITs (continued)
The Macerich Company	11,221	$659,122
Tier Incorporated	3,799	90,568
UDR Incorporated	21,076	842,408
Uniti Group Incorporated	13,798	287,274
Urban Edge Properties	8,758	200,208
Ventas Incorporated	28,525	1,707,792
VICI Properties Incorporated	23,164	484,359
Vornado Realty Trust	14,013	1,079,001
Washington Prime Group Incorporated	14,864	115,047
Washington REIT	6,247	197,155
Weingarten Realty Investors	9,638	298,103
Welltower Incorporated	29,675	1,979,619
Xenia Hotels & Resorts Incorporated	8,682	210,625

		60,080,621

Total Common Stocks (Cost $54,289,877)		60,080,621

Total investments in securities (Cost $54,289,877)	100.05%	60,080,621
Other assets and liabilities, net	(0.05)	(31,204)

Total net assets	100.00%	$60,049,417

†	Non-income-earning security

Abbreviations:

REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class *	336,973	4,794,892	5,131,865	0	$0	$0	$947	$0

*	No longer held at the end of the period.

The accompanying notes are an integral part of these financial statements.

232	Wells Fargo Funds	Statements of assets and liabilities—August 31, 2018 (unaudited)

	Bloomberg Barclays US Aggregate ex- Corporate Portfolio	Emerging Markets Bond Portfolio

Assets
Investments in unaffiliated securities, at value (see cost below)	$824,053,078	$59,003,729
Investments in affiliated securities, at value (see cost below)	34,114,908	2,807,900
Cash	0	0
Segregated cash for futures contracts	0	0
Foreign currency, at value (see cost below)	0	0
Receivable for investments sold	42,641,719	950,608
Receivable for dividends and interest	3,869,628	913,511
Receivable for daily variation margin on open futures contracts	0	0
Unrealized gains on forward foreign currency contracts	0	0
Prepaid expenses and other assets	2,515	568

Total assets	904,681,848	63,676,316

Liabilities
Payable for investments purchased	37,121,717	0
Custodian and accounting fees payable	87,031	0
Professional fees payable	50,688	22,166
Management fee payable	39,803	13,960
Shareholder report expenses payable	13,692	16,007
Payable for daily variation margin on open futures contracts	0	0
Unrealized losses on forward foreign currency contracts	0	0
Contingent tax liability	0	0
Trustees’ fees and expenses payable	0	0
Accrued expenses and other liabilities	9,464	15,223

Total liabilities	37,322,395	67,356

Total net assets	$867,359,453	$63,608,960

Investments in unaffiliated securities, at cost	$845,154,667	$63,037,773

Investments in affiliated securities, at cost	$34,114,908	$2,807,900

Foreign currency, at cost	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—August 31, 2018 (unaudited)	Wells Fargo Funds	233

Factor Enhanced Emerging Markets Portfolio	Factor Enhanced International Portfolio	Factor Enhanced Large Cap Portfolio	Factor Enhanced Small Cap Portfolio	High Yield Corporate Bond Portfolio	International Government Bond Portfolio	Investment Grade Corporate Bond Portfolio

$284,953,016	$889,417,105	$1,524,187,175	$367,166,616	$108,058,662	$10,490,219	$380,306,412
13,354,608	40,929,757	16,690,970	11,630,466	3,064,761	1,018,943	1,867,794
0	0	905,298	1,119	0	0	0
1,778,773	2,846,472	4,508,000	1,880,000	0	0	0
1,427,906	1,159,900	0	0	0	47,864	0
8,243,014	33,052,794	106,420,618	19,281,100	425,301	4,472,779	0
652,941	4,356,554	3,523,041	308,219	1,957,279	84,179	4,372,554
88,660	0	4,735	113,715	0	0	0
0	0	0	0	0	48,278	0
0	2,629,437	12,308	1,361	0	0	69,820

310,498,918	974,392,019	1,656,252,145	400,382,596	113,506,003	16,162,262	386,616,580

0	0	0	0	0	5,387,151	0
832,638	486,122	0	19,347	0	0	100,974
0	0	0	22,617	0	0	70,676
10,851	117,714	146,224	51,042	25,888	2,278	16,518
0	0	0	1,541	2,042	10	7,088
0	347,565	0	0	0	0	0
0	0	0	0	0	54,616	0
42,259	0	0	0	0	0	0
0	0	0	0	0	0	2,880
3,823	6,363	241,557	0	26,167	47,695	0

889,571	957,764	387,781	94,547	54,097	5,491,750	198,136

$309,609,347	$973,434,255	$1,655,864,364	$400,288,049	$113,451,906	$10,670,512	$386,418,444

$293,951,075	$856,663,456	$1,293,568,578	$310,199,161	$110,943,811	$10,566,684	$381,696,908

$13,354,608	$40,929,757	$16,690,970	$11,630,466	$3,064,761	$1,018,943	$1,867,794

$1,433,012	$1,160,013	$0	$0	$0	$46,957	$0

The accompanying notes are an integral part of these financial statements.

234	Wells Fargo Funds	Statements of assets and liabilities—August 31, 2018 (unaudited)

	Strategic Retirement Bond Portfolio	U.S. REIT Portfolio

Assets
Investments in unaffiliated securities, at value (see cost below)	$100,081,127	$60,080,622
Investments in affiliated securities, at value (see cost below)	169,918	0
Receivable for investments sold	5,081,062	490,211
Receivable for dividends and interest	278,197	24,629
Prepaid expenses and other assets	931	19,603

Total assets	105,611,235	60,615,065

Liabilities
Custodian and accounting fees payable	1,800	0
Professional fees payable	35,200	34,889
Management fee payable	4,933	5,606
Shareholder report expenses payable	19,579	0
Due to custodian bank	0	524,241
Accrued expenses and other liabilities	0	912

Total liabilities	61,512	565,648

Total net assets	$105,549,723	$60,049,417

Investments in unaffiliated securities, at cost	$102,026,273	$54,289,877

Investments in affiliated securities, at cost	$169,918	$0

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

236	Wells Fargo Funds	Statements of operations—six months ended August 31, 2018 (unaudited)

	Bloomberg Barclays US Aggregate ex- Corporate Portfolio	Emerging Markets Bond Portfolio

Investment income
Interest*	$11,089,653	$1,671,584
Income from affiliated securities	273,020	9,735
Dividends**	0	0

Total investment income	11,362,673	1,681,319

Expenses
Management fee	239,014	86,945
Custody and accounting fees	56,541	5,058
Professional fees	25,352	24,225
Shareholder report expenses	8,518	8,252
Trustees’ fees and expenses	9,651	9,651
Other fees and expenses	9,941	10,044

Total expenses	349,017	144,175
Less: Fee waivers and/or expense reimbursements	(818)	(830)

Net expenses	348,199	143,345

Net investment income (loss)	11,014,474	1,537,974

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(4,877,624)	(998,896)
Futures contracts	17,089	0
Forward foreign currency contracts	0	0

Net realized gain (losses) on investments	(4,860,535)	(998,896)

Net change in unrealized gains (losses) on:
Unaffiliated securities	5,342,274	(2,319,243)
Futures contracts	0	0
Forward foreign currency contracts	0	0
Foreign currency and foreign currency translations	0	0

Net change in unrealized gains (losses) on investments	5,342,274	(2,319,243)

Net realized and unrealized gains (losses) on investments	481,739	(3,318,139)

Net increase (decrease) in net assets resulting from operations	$11,496,213	$(1,780,165)

* Net of foreign interest withholding taxes in the amount of	$0	$0
** Net of foreign dividend withholding taxes in the amount of	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended August 31, 2018 (unaudited)	Wells Fargo Funds	237

Factor Enhanced Emerging Markets Portfolio	Factor Enhanced International Portfolio	Factor Enhanced Large Cap Portfolio	Factor Enhanced Small Cap Portfolio	High Yield Corporate Bond Portfolio	International Government Bond Portfolio	Investment Grade Corporate Bond Portfolio

$0	$0	$0	$0	$3,619,917	$62,720	$8,035,368
72,160	226,231	311,696	98,967	11,863	552	21,199
5,762,564	21,373,614	21,375,089	3,540,255	0	0	0

5,834,724	21,599,845	21,686,785	3,639,222	3,631,780	63,272	8,056,567

255,148	813,231	914,683	331,452	153,567	12,726	107,086
623,570	356,871	144,927	59,148	4,363	2,050	24,203
25,352	25,352	25,352	25,352	23,659	44,163	25,352
2,796	2,796	2,796	2,994	3,194	3,835	8,518
9,651	9,651	9,651	9,651	9,651	9,651	9,651
6,150	6,148	4,611	4,611	7,174	4,612	3,333

922,667	1,214,049	1,102,020	433,208	201,608	77,037	178,143
(136,810)	(70,104)	(31,867)	(15,586)	(563)	0	(3,895)

785,857	1,143,945	1,070,153	417,622	201,045	77,037	174,248

5,048,867	20,455,900	20,616,632	3,221,600	3,430,735	(13,765)	7,882,319

(7,793,408)	(111,592,155)	(357,072,709)	21,728,139	(1,520,793)	(313,912)	(866,784)
(1,316,155)	(2,231,048)	(1,024,299)	1,087,352	0	0	85,774
0	0	0	0	0	12,101	0

(9,109,563)	(113,823,203)	(358,097,008)	22,815,491	(1,520,793)	(301,811)	(781,010)

(28,980,884)	98,894,607	446,187,050	40,997,274	75,363	(193,972)	(5,578,240)
111,419	1,208,717	3,016,898	1,355,992	0	0	0
0	0	0	0	0	(11,579)	0
(5,057)	5,745	0	0	0	(4,258)	0

(28,874,522)	100,109,069	449,203,948	42,353,266	75,363	(209,809)	(5,578,240)

(37,984,085)	(13,714,134)	91,106,940	65,168,757	(1,445,430)	(511,620)	(6,359,250)

$(32,935,218)	$6,741,766	$111,723,572	$68,390,357	$1,985,305	$(525,385)	$1,523,069

$0	$0	$0	$0	$0	$1,445	$230
$841,264	$2,214,929	$365	$0	$0	$0	$0

The accompanying notes are an integral part of these financial statements.

238	Wells Fargo Funds	Statements of operations—six months ended August 31, 2018 (unaudited)

	Strategic Retirement Bond Portfolio	U.S. REIT Portfolio

Investment income
Interest	$1,929,696	$0
Income from affiliated securities	2,720	947
Dividends	0	1,331,256

Total investment income	1,932,416	1,332,203

Expenses
Management fee	29,173	32,571
Custody and accounting fees	4,067	1,573
Professional fees	25,352	25,352
Shareholder report expenses	9,982	2,994
Trustees’ fees and expenses	9,651	9,651
Other fees and expenses	3,330	4,612

Total expenses	81,555	76,753

Net investment income	1,850,861	1,255,450

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) on investments	(431,552)	(5,223,068)
Net change in unrealized gains (losses) on investments	13,027	14,198,957

Net realized and unrealized gains (losses) on investments	(418,525)	8,975,889

Net increase (decrease) in net assets resulting from operations	$1,432,336	$10,231,339

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Funds	239

	Bloomberg Barclays US Aggregate ex-Corporate Portfolio
	Six months ended August 31, 2018 (unaudited)	Year ended February 28, 2018[1]

Operations
Net investment income	$11,014,474	$13,940,324
Net realized gains (losses) on investments	(4,860,535)	2,695,847
Net change in unrealized gains (losses) on investments	5,342,274	(26,443,863)

Net increase (decrease) in net assets resulting from operations	11,496,213	(9,807,692)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	48,054,130	1,487,528,060
Withdrawals	(218,619,817)	(451,291,441)

Net increase (decrease) in net assets resulting from capital share transactions	(170,565,687)	1,036,236,619

Total increase (decrease) in net assets	(159,069,474)	1,026,428,927

Net assets
Beginning of period	1,026,428,927	0

End of period	$867,359,453	$1,026,428,927

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

240	Wells Fargo Funds	Statements of changes in net assets

	Emerging Markets Bond Portfolio
	Six months ended August 31, 2018 (unaudited)	Year ended February 28, 2018[1]

Operations
Net investment income	$1,537,974	$2,384,919
Net realized gains (losses) on investments	(998,896)	717,913
Net change in unrealized gains (losses) on investments	(2,319,243)	(1,714,801)

Net increase (decrease) in net assets resulting from operations	(1,780,165)	1,388,031

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	7,995,687	129,766,929
Withdrawals	(17,560,242)	(56,201,280)

Net increase (decrease) in net assets resulting from capital share transactions	(9,564,555)	74,565,649

Total increase (decrease) in net assets	(11,344,720)	74,953,680

Net assets
Beginning of period	74,953,680	0

End of period	$63,608,960	$74,953,680

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Funds	241

	Factor Enhanced Emerging Markets Portfolio
	Six months ended August 31, 2018 (unaudited)	Year ended February 28, 2018[1]

Operations
Net investment income	$5,048,867	$3,823,944
Net realized gains (losses) on investments	(9,109,563)	15,886,798
Net change in unrealized gains (losses) on investments	(28,874,522)	19,565,366

Net increase (decrease) in net assets resulting from operations	(32,935,218)	39,276,108

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	38,647,802	515,679,635
Withdrawals	(59,681,741)	(191,377,239)

Net increase (decrease) in net assets resulting from capital share transactions	(21,033,939)	324,302,396

Total increase (decrease) in net assets	(53,969,157)	363,578,504

Net assets
Beginning of period	363,578,504	0

End of period	$309,609,347	$363,578,504

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

242	Wells Fargo Funds	Statements of changes in net assets

	Factor Enhanced International Portfolio
	Six months ended August 31, 2018 (unaudited)	Year ended February 28, 2018[1]

Operations
Net investment income	$20,455,900	$13,815,516
Net realized gains (losses) on investments	(113,823,203)	129,352,717
Net change in unrealized gains (losses) on investments	100,109,069	(67,926,428)

Net increase in net assets resulting from operations	6,741,766	75,241,805

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	40,409,604	1,627,315,279
Withdrawals	(211,330,918)	(564,943,281)

Net increase (decrease) in net assets resulting from capital share transactions	(170,921,314)	1,062,371,998

Total increase (decrease) in net assets	(164,179,548)	1,137,613,803

Net assets
Beginning of period	1,137,613,803	0

End of period	$973,434,255	$1,137,613,803

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Funds	243

	Factor Enhanced Large Cap Portfolio
	Six months ended August 31, 2018 (unaudited)	Year ended February 28, 2018[1]

Operations
Net investment income	$20,616,632	$25,720,430
Net realized gains (losses) on investments	(358,097,008)	360,790,673
Net change in unrealized gains (losses) on investments	449,203,948	(216,930,577)

Net increase in net assets resulting from operations	111,723,572	169,580,526

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	65,036,246	2,690,661,084
Withdrawals	(430,733,414)	(950,403,650)

Net increase (decrease) in net assets resulting from capital share transactions	(365,697,168)	1,740,257,434

Total increase (decrease) in net assets	(253,973,596)	1,909,837,960

Net assets
Beginning of period	1,909,837,960	0

End of period	$1,655,864,364	$1,909,837,960

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

244	Wells Fargo Funds	Statements of changes in net assets

	Factor Enhanced Small Cap Portfolio
	Six months ended August 31, 2018 (unaudited)	Year ended February 28, 2018[1]

Operations
Net investment income	$3,221,600	$3,985,942
Net realized gains on investments	22,815,491	14,886,344
Net change in unrealized gains (losses) on investments	42,353,266	15,424,466

Net increase in net assets resulting from operations	68,390,357	34,296,752

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	15,490,143	671,189,441
Withdrawals	(140,103,005)	(248,975,639)

Net increase (decrease) in net assets resulting from capital share transactions	(124,612,862)	422,213,802

Total increase (decrease) in net assets	(56,222,505)	456,510,554

Net assets
Beginning of period	456,510,554	0

End of period	$400,288,049	$456,510,554

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Funds	245

	High Yield Corporate Bond Portfolio
	Six months ended August 31, 2018 (unaudited)	Year ended February 28, 2018[1]

Operations
Net investment income	$3,430,735	$4,096,582
Net realized losses on investments	(1,520,793)	(309,369)
Net change in unrealized gains (losses) on investments	75,363	(2,960,512)

Net increase in net assets resulting from operations	1,985,305	826,701

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	6,246,233	220,176,332
Withdrawals	(25,237,407)	(90,545,258)

Net increase (decrease) in net assets resulting from capital share transactions	(18,991,174)	129,631,074

Total increase (decrease) in net assets	(17,005,869)	130,457,775

Net assets
Beginning of period	130,457,775	0

End of period	$113,451,906	$130,457,775

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

246	Wells Fargo Funds	Statements of changes in net assets

	International Government Bond Portfolio
	Six months ended August 31, 2018 (unaudited)	Year ended February 28, 2018[1]

Operations
Net investment loss	$(13,765)	$(9,546)
Net realized gains (losses) on investments	(301,811)	78,824
Net change in unrealized gains (losses) on investments	(209,809)	126,757

Net increase (decrease) in net assets resulting from operations	(525,385)	196,035

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	999,897	10,000,000
Withdrawals	0	(35)

Net increase in net assets resulting from capital share transactions	999,897	9,999,965

Total increase in net assets	474,512	10,196,000

Net assets
Beginning of period	10,196,000	0

End of period	$10,670,512	$10,196,000

[1]	For the period from August 16, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Funds	247

	Investment Grade Corporate Bond Portfolio
	Six months ended August 31, 2018 (unaudited)	Year ended February 28, 2018[1]

Operations
Net investment income	$7,882,319	$11,821,570
Net realized gains (losses) on investments	(781,010)	7,149,309
Net change in unrealized gains (losses) on investments	(5,578,240)	4,187,744

Net increase in net assets resulting from operations	1,523,069	23,158,623

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	26,282,136	699,980,637
Withdrawals	(103,383,062)	(261,142,959)

Net increase (decrease) in net assets resulting from capital share transactions	(77,100,926)	438,837,678

Total increase (decrease) in net assets	(75,577,857)	461,996,301

Net assets
Beginning of period	461,996,301	0

End of period	$386,418,444	$461,996,301

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

248	Wells Fargo Funds	Statements of changes in net assets

	Strategic Retirement Bond Portfolio
	Six months ended August 31, 2018 (unaudited)	Year ended February 28, 2018[1]

Operations
Net investment income	$1,850,861	$1,236,369
Net realized gains (losses) on investments	(431,552)	326,544
Net change in unrealized gains (losses) on investments	13,027	(2,020,610)

Net increase (decrease) in net assets resulting from operations	1,432,336	(457,697)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	2,910,222	184,009,394
Withdrawals	(25,017,182)	(57,327,350)

Net increase (decrease) in net assets resulting from capital share transactions	(22,106,960)	126,682,044

Total increase (decrease) in net assets	(20,674,624)	126,224,347

Net assets
Beginning of period	126,224,347	0

End of period	$105,549,723	$126,224,347

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Funds	249

	U.S. REIT Portfolio
	Six months ended August 31, 2018 (unaudited)	Year ended February 28, 2018[1]

Operations
Net investment income	$1,255,450	$891,262
Net realized gains (losses) on investments	(5,223,068)	1,952,565
Net change in unrealized gains (losses) on investments	14,198,957	(8,390,155)

Net increase (decrease) in net assets resulting from operations	10,231,339	(5,546,328)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	3,050,719	92,668,856
Withdrawals	(19,446,222)	(20,908,947)

Net increase (decrease) in net assets resulting from capital share transactions	(16,395,503)	71,759,909

Total increase (decrease) in net assets	(6,164,164)	66,213,581

Net assets
Beginning of period	66,213,581	0

End of period	$60,049,417	$66,213,581

[1]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

250	Wells Fargo Funds	Financial highlights

	Ratio to average net assets (annualized)
	Net investment income	Gross expenses	Net expenses	Total return[1]	Portfolio turnover rate

Bloomberg Barclays US Aggregate ex-Corporate Portfolio
Six months ended August 31, 2018 (unaudited)	2.30%	0.07%	0.07%	1.24%	44%
Year ended February 28, 2018[2]	2.03%	0.08%	0.07%	(1.39)%	221%

Emerging Markets Bond Portfolio
Six months ended August 31, 2018 (unaudited)	4.42%	0.41%	0.41%	(2.63)%	17%
Year ended February 28, 2018[2]	4.19%	0.44%	0.43%	0.62%	174%

Factor Enhanced Emerging Markets Portfolio
Six months ended August 31, 2018 (unaudited)	2.97%	0.54%	0.46%	(9.71)%	33%
Year ended February 28, 2018[2]	1.56%	0.49%	0.49%	13.43%	136%

Factor Enhanced International Portfolio
Six months ended August 31, 2018 (unaudited)	3.78%	0.22%	0.21%	0.49%	21%
Year ended February 28, 2018[2]	1.74%	0.21%	0.21%	8.99%	106%

Factor Enhanced Large Cap Portfolio
Six months ended August 31, 2018 (unaudited)	2.25%	0.12%	0.12%	6.83%	14%
Year ended February 28, 2018[2]	1.94%	0.12%	0.12%	11.92%	75%

Factor Enhanced Small Cap Portfolio
Six months ended August 31, 2018 (unaudited)	1.46%	0.20%	0.19%	17.11%	53%
Year ended February 28, 2018[2]	1.23%	0.19%	0.19%	8.75%	85%

High Yield Corporate Bond Portfolio
Six months ended August 31, 2018 (unaudited)	5.59%	0.33%	0.33%	1.77%	16%
Year ended February 28, 2018[2]	5.36%	0.37%	0.37%	0.49%	122%

International Government Bond Portfolio
Six months ended August 31, 2018 (unaudited)	(0.27)%	1.51%	1.51%	(5.13)%	141%
Year ended February 28, 2018[3]	(0.18)%	1.69%	1.69%	1.95%	224%

Investment Grade Corporate Bond Portfolio
Six months ended August 31, 2018 (unaudited)	3.68%	0.08%	0.08%	0.46%	8%
Year ended February 28, 2018[2]	3.48%	0.08%	0.08%	(0.12)%	61%

Strategic Retirement Bond Portfolio
Six months ended August 31, 2018 (unaudited)	3.17%	0.14%	0.14%	1.26%	7%
Year ended February 28, 2018[2]	1.45%	0.17%	0.17%	1.40%	193%

U.S. REIT Portfolio
Six months ended August 31, 2018 (unaudited)	3.97%	0.24%	0.24%	17.23%	9%
Year ended February 28, 2018[2]	2.53%	0.33%	0.32%	(8.74)%	51%

[1]	Returns for periods of less than one year are not annualized.

[2]	For the period from May 23, 2017 (commencement of class operations) to February 28, 2018.

[3]	For the period from August 16, 2017 (commencement of class operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Funds	251

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following portfolios: Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio (“Bloomberg Barclays US Aggregate ex-Corporate Portfolio”), Wells Fargo Emerging Market Bond Portfolio (“Emerging Market Bond Portfolio”), Wells Fargo Factor Enhanced Emerging Markets Portfolio (“Factor Enhanced Emerging Markets Portfolio”), Wells Fargo Factor Enhanced International Portfolio (“Factor Enhanced International Portfolio”), Wells Fargo Factor Enhanced Large Cap Portfolio (“Factor Enhanced Large Cap Portfolio”), Wells Fargo Factor Enhanced Small Cap Portfolio (“Factor Enhanced Small Cap Portfolio”), Wells Fargo High Yield Corporate Bond Portfolio (“High Yield Corporate Bond Portfolio”), Wells Fargo International Government Bond Portfolio (“International Government Bond Portfolio”), Wells Fargo Investment Grade Corporate Bond Portfolio (“Investment Grade Corporate Bond Portfolio”), Wells Fargo Strategic Retirement Bond Portfolio (“Strategic Retirement Bond Portfolio”), and Wells Fargo U.S. REIT Portfolio (“U.S. REIT Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

The Portfolios offer their shares to multiple feeder funds and other affiliated master portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolios may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolios’ Valuation Procedures.

Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolios are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On August 31, 2018, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolios. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

252	Wells Fargo Funds	Notes to financial statements (unaudited)

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of each Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

Each Portfolio may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. dividends, voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Portfolio has no rights against the issuer of the underlying foreign security and participation notes expose the Portfolio to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Forward foreign currency contracts

Each Portfolio may be subject to foreign currency risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Portfolio’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Portfolio and the counterparty.

When-issued transactions

Each Portfolio may purchase securities on a forward commitment or when-issued basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

Each Portfolio is subject to equity price risk and foreign currency risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Portfolio may buy and sell

Notes to financial statements (unaudited)	Wells Fargo Funds	253

futures contracts in order to gain exposure to, or protect against, changes in security values and foreign exchange rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statements of Assets and Liabilities. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statements of Operations.

Swap contracts

Swap contracts are agreements between the Portfolio and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Portfolio and a counterparty in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuations in market value are recorded as unrealized gains or losses on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Portfolio is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is shown as cash segregated for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.

Credit default swaps

Each Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. Each Portfolio may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).

Each Portfolio may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Portfolio is the buyer of protection and a credit event occurs, the Portfolio will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Portfolio is the seller of protection and a credit event occurs, the Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

254	Wells Fargo Funds	Notes to financial statements (unaudited)

As the seller of protection, the Portfolio is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Portfolio could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis in each affiliated Master Portfolio. Realized gains or losses in each affiliated Master Portfolio are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized in each affiliated Master Portfolio on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. Each Portfolio is not required to pay federal income taxes on its net investment income and net capital gain as it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income and federal tax returns and all financial records supporting those returns for the fiscal year since commencement of operations will be subject to examination by the federal revenue authority.

As of August 31, 2018, the aggregate cost of all investments for federal income tax purposes and the unrealized gains (losses) were as follows:

	Tax cost	Gross unrealized gains	Gross unrealized losses	Net unrealized gains (losses)
Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$879,825,076	$195,459	$(21,852,549)	$(21,657,090)
Emerging Markets Bond Portfolio	65,845,673	73,023	(4,107,067)	(4,034,044)
Factor Enhanced Emerging Markets Portfolio	302,108,780	18,931,439	(22,991,052)	(4,059,613)
Factor Enhanced International Portfolio	775,755,327	191,290,790	(37,184,829)	154,105,961
Factor Enhanced Large Cap Portfolio	856,538,917	710,111,659	(24,616,945)	685,494,714
Factor Enhanced Small Cap Portfolio	311,523,634	81,461,187	(13,377,462)	68,083,725
High Yield Corporate Bond Portfolio	114,008,572	642,015	(3,527,164)	(2,885,149)
International Government Bond Portfolio	11,590,868	52,213	(140,257)	(88,044)
Investment Grade Corporate Bond Portfolio	384,141,046	6,881,897	(8,848,737)	(1,966,840)
Strategic Retirement Bond Portfolio	102,108,672	64,546	(1,922,173)	(1,857,627)
U.S. REIT Portfolio	47,850,939	12,580,133	(350,451)	12,229,682

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Notes to financial statements (unaudited)	Wells Fargo Funds	255
∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing each Portfolio’s assets and liabilities as of August 31, 2018:

Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$333,923,933	$0	$333,923,933

Asset-backed securities	0	6,330,612	0	6,330,612

Municipal obligations	0	7,095,112	0	7,095,112

Non-agency mortgage-backed securities	0	13,359,802	0	13,359,802

U.S. Treasury securities	416,912,320	0	0	416,912,320

Yankee corporate bonds and notes	0	7,598,391	0	7,598,391

Yankee government bonds	0	38,832,908	0	38,832,908

Short-term investments
Investment companies	34,114,908	0	0	34,114,908
Total assets	$451,027,228	$407,140,758	$0	$858,167,986

Emerging Markets Bond Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Participation notes	$0	$303,767	$0	$303,767

Yankee corporate bonds and notes	0	8,441,997	0	8,441,997

Yankee government bonds	0	50,257,965	0	50,257,965

Short-term investments
Investment companies	2,807,900	0	0	2,807,900
Total assets	$2,807,900	$59,003,729	$0	$61,811,629

256	Wells Fargo Funds	Notes to financial statements (unaudited)

Factor Enhanced Emerging Markets Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Brazil	$9,990,316	$0	$0	$14,739,245
Chile	7,170,072	0	0	0
China	25,828,747	0	0	0
Columbia	2,312,884	0	0	0
Egypt	810,726	0	0	0
Greece	589,846	0	21,284	0
Hong Kong	3,263,856	0	0	0
India	45,441,761	0	0	0
Indonesia	2,865,793	0	0	0
Luxembourg	323,970	0	0	0
Malaysia	2,521,570	12,185,790	0	14,707,360
Mexico	11,460,434	95,160	0	11,555,594
Philippines	4,562,004	0	0	0
Poland	3,757,270	0	0	0
Russia	7,270,866	0	0	0
South Africa	14,027,199	0	0	0
South Korea	55,255,864	61,534	0	55,317,398
Spain	88,939	0	0	0
Taiwan	45,872,504	0	0	0
Thailand	16,091,102	0	0	0
Turkey	2,695,339	0	0	0

Preferred stocks
Brazil	9,237,284	0	0	0
Chile	291,624	0	0	0
Colombia	675,165	0	0	0
Russia	69,697	0	0	0
South Korea	54,087	0	0	0

Rights
Phillipines	0	282	0	282

Warrants
Malaysia	0	10,278	0	10,278
Thailand	0	49,769	0	49,769

Short-term investments
Investment companies	13,354,608	0	0	13,354,608
Total assets	$285,883,527	$12,402,813	$21,284	$298,307,624
Liabilities

Future contracts	$(258,457)	$0	$0	$(258,457)
Total liabilities	$(258,457)	$0	$0	$(258,457)

Notes to financial statements (unaudited)	Wells Fargo Funds	257

Factor Enhanced International Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Australia	$84,867,731	$289,123	$0	$85,156,854
Austria	2,893,824	0	0	2,893,824
Belgium	5,459,463	362,032	0	5,821,495
Canada	85,367,070	0	0	85,367,070
China	3,662,257	0	0	3,662,257
Czech Republic	527,031	0	0	527,031
Denmark	18,927,530	0	0	18,927,530
Finland	13,609,848	0	0	13,609,848
France	61,059,510	0	0	61,059,510
Germany	44,317,123	0	0	44,317,123
Hong Kong	37,426,468	0	0	37,426,468
Ireland	7,710,808	0	0	7,710,808
Italy	5,446,401	0	0	5,446,401
Japan	199,235,833	0	0	199,235,833
Luxembourg	2,397,707	0	0	2,397,707
Malta	196,872	0	0	196,872
Netherlands	31,879,632	0	0	31,879,632
New Zealand	3,193,254	0	0	3,193,254
Norway	9,153,807	0	0	9,153,807
Portugal	1,811,696	0	0	1,811,696
Singapore	15,344,548	0	0	15,344,548
South Africa	694,756	0	0	694,756
Spain	12,484,541	0	0	12,484,541
Sweden	26,362,909	0	0	26,362,909
Switzerland	45,761,796	0	0	45,761,796
Thailand	277,759	0	0	277,759
United Kingdom	163,382,914	0	0	163,382,914

Preferred stocks	0	0	0	0
Germany	5,312,862	0	0	5,312,862

Short-term investments	0	0	0	0
Investment companies	40,929,757	0	0	40,929,757
Total assets	$929,695,707	$651,155	$0	$930,346,862
Liabilities

Future contracts	$485,574	$0	$0	$485,574
Total liabilities	$485,574	$0	$0	$485,574

258	Wells Fargo Funds	Notes to financial statements (unaudited)

Factor Enhanced Large Cap Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$209,505,219	$0	$0	$209,505,219
Consumer staples	146,919,315	0	0	146,919,315
Energy	82,263,636	0	0	82,263,636
Financials	161,961,099	0	0	161,961,099
Health care	296,896,783	0	0	296,896,783
Industrials	196,378,673	0	0	196,378,673
Information technology	165,838,606	0	0	165,838,606
Materials	53,537,782	0	0	53,537,782
Real estate	88,472,695	0	0	88,472,695
Telecommunication	48,146,806	0	0	48,146,806
Utilities	73,791,976	0	0	73,791,976

Exchange-traded funds	474,585	0	0	474,585

Short-term investments
Investment companies	16,690,970	0	0	16,690,970
	1,540,878,145	0	0	1,540,878,145
Futures contracts	1,155,486	0	0	1,155,486
Total assets	$1,542,033,631	$0	$0	$1,542,033,631

Factor Enhanced Small Cap Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$58,984,597	$0	$0	$58,984,597
Consumer staples	15,993,832	0	0	15,993,832
Energy	11,473,943	0	0	11,473,943
Financials	73,452,149	13,022	0	73,465,171
Health care	43,694,724	0	0	43,694,724
Industrials	55,973,105	0	0	55,973,105
Information technology	47,571,644	0	5,405	47,577,049
Materials	12,297,833	0	0	12,297,833
Real estate	35,449,960	0	0	35,449,960
Telecommunication	3,992,199	0	0	3,992,199
Utilities	8,264,203	0	0	8,264,203

Short-term investments
Investment companies	11,630,466	0	0	11,630,466
	378,788,655	13,022	5,405	378,797,082
Future contracts	810,277	0	0	810,277
Total assets	$379,588,932	$13,022	$5,405	$379,607,359

Notes to financial statements (unaudited)	Wells Fargo Funds	259

High Yield Corporate Bond Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Corporate bonds and notes	$0	$90,482,876	$0	$90,482,876

Yankee corporate bonds and notes	0	17,575,786	0	17,575,786

Short-term investments
Investment companies	3,064,761	0	0	3,064,761
Total assets	$3,064,761	$108,058,662	$0	$111,123,423

International Government Bond Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Foreign government bonds	$0	$10,490,219	$0	$10,490,219

Short-term investments
Investment companies	1,018,943	0	0	1,018,943
	1,018,943	10,490,219	0	11,509,162
Forward foreign currency contracts	0	48,278	0	48,278
Total assets	$1,018,943	$10,538,497	$0	$11,557,440
Liabilities

Forward foreign currency contracts	$0	$54,616	$0	$54,616
Total liabilities	$0	$54,616	$0	$54,616

Investment Grade Corporate Bond Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Corporate bonds and notes	$0	$314,084,988	$0	$314,084,988

Yankee corporate bonds and notes	0	66,181,443	0	66,181,443

Short-term investments
Investment companies	1,867,794	0	0	1,867,794
U.S. Treasuries securities	39,981	0	0	39,981
Total assets	$1,907,775	$380,266,431	$0	$382,174,206

Strategic Retirement Bond Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$1,928,976	$0	$1,928,976

U.S. Treasury securities	98,152,151	0	0	98,152,151

Short-term investments
Investment companies	169,918	0	0	169,918
Total assets	$98,322,069	$1,928,976	$0	$100,251,045

260	Wells Fargo Funds	Notes to financial statements (unaudited)

U.S. REIT Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Real estate	$60,080,621	$0	$0	$60,080,621
Total assets	$60,080,621	$0	$0	$60,080,621

Additional sector, industry or geographic detail for each Portfolio is included in the Portfolio of Investments.

Future contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.

The Portfolios recognize transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2018, the Portfolios, except Factor Enhanced Emerging Markets Portfolio, Factor Enhanced International Portfolio and Factor Enhanced Small Cap Portfolio, did not have any transfers into/out of Level 1, Level 2, or Level 3.

Factor Enhanced Small Cap Portfolio had no material transfers between Level 1 and Level 3 and the Portfolio did not have any transfers into/out of Level 2.

For Factor Enhanced Emerging Markets Portfolio and Factor Enhanced International Portfolio, fair value pricing was not used in pricing certain foreign securities at August 31, 2018, but was used in pricing certain foreign securities at the previous period end and therefore common stocks and preferred stocks were transferred from Level 2 to Level 1 within the fair value hierarchy in the following amounts:

	Common stocks	Preferred stocks
Factor Enhanced Emerging Markets Portfolio	$160,267,242	$166,980
Factor Enhanced International Portfolio	$676,104,001	$5,312,862

However, fair value pricing was used in pricing certain other foreign securities at August 31, 2018 for Factor Enhanced Emerging Markets Portfolio and common stocks valued at $3,433,387 were transferred from Level 1 to Level 2 within the fair value hierarchy.

Factor Enhanced Emerging Markets Portfolio and Factor Enhanced International Portfolio did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fees

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the applicable subadvisers, who are responsible for day-to-day portfolio management of the Portfolios. Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee which is calculated based on the average daily net assets of each Portfolio.

Funds Management has retained the services of subadvisers to provide daily portfolio management to the Portfolios. Funds Management has engaged Wells Capital Management Incorporated (“WellsCap”) and Wells Fargo Asset Management (International), LLC as subadvisers. Each subadviser is an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo. The fees for subadvisory services are borne by Funds Management. The subadvisers are each entitled to receive from Funds Management an annual subadvisory fee which is calculated based on the average daily net assets of each Portfolio.

Notes to financial statements (unaudited)	Wells Fargo Funds	261

The annual advisory and subadvisory fee rates for each Portfolio are as follows:

	Advisory fee		Effective rate for the period ended August 31, 2018	Subadviser	Subadvisory fee
	starting at	declining to			starting at	declining to
Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.05%	0.03%	0.05%	WellsCap	0.04%	0.03%
Emerging Markets Bond Portfolio	0.25	0.21	0.25	Wells Fargo Asset Management (International), LLC	0.09	0.07
Factor Enhanced Emerging Markets Portfolio	0.15	0.11	0.15	WellsCap*	0.08	0.05
Factor Enhanced International Portfolio	0.15	0.11	0.15	WellsCap*	0.08	0.05
Factor Enhanced Large Cap Portfolio	0.10	0.06	0.10	WellsCap*	0.06	0.04
Factor Enhanced Small Cap Portfolio	0.15	0.11	0.15	WellsCap*	0.08	0.05
High Yield Corporate Bond Portfolio	0.25	0.21	0.25	WellsCap	0.09	0.07
International Government Bond Portfolio	0.25	0.21	0.25	Wells Fargo Asset Management (International), LLC	0.09	0.07
Investment Grade Corporate Bond Portfolio	0.05	0.03	0.05	WellsCap	0.04	0.03
Strategic Retirement Bond Portfolio	0.05	0.03	0.05	WellsCap	0.04	0.03
U.S. REIT Portfolio	0.10	0.06	0.10	WellsCap	0.06	0.04

*

On November 1, 2018, Analytic Investors, LLC was consolidated into WellsCap and WellsCap became the subadviser to the Portfolio. The consolidation did not result in any changes to the services provided to the Portfolio or to its strategy or fees and expenses.

Funds Management has voluntarily waived and/or reimbursed the management fee to the extent necessary to maintain certain net operating expense ratios for the Portfolios.

Interfund transactions

The Portfolios may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, High Yield Corporate Bond Portfolio had $715,813 in interfund sales during the six months ended August 31, 2018.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended August 31, 2018 were as follows:

	Purchase at cost		Sales proceeds
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$400,941,300	$9,522,837	$551,368,116	$35,164,588
Emerging Markets Bond Portfolio	0	11,402,319	0	22,155,647
Factor Enhanced Emerging Markets Portfolio	0	106,882,106	0	139,012,615
Factor Enhanced International Portfolio	0	217,733,027	0	417,476,477
Factor Enhanced Large Cap Portfolio	0	243,733,449	0	655,048,844
Factor Enhanced Small Cap Portfolio	0	214,461,446	0	325,366,379
High Yield Corporate Bond Portfolio	0	19,159,828	0	35,600,071
International Government Bond Portfolio	0	15,145,624	0	13,988,345
Investment Grade Corporate Bond Portfolio	0	31,162,641	0	101,223,270
Strategic Retirement Bond Portfolio	7,991,255	161,783	35,089,837	0
U.S. REIT Portfolio	0	5,962,444	0	20,923,657

262	Wells Fargo Funds	Notes to financial statements (unaudited)

6. DERIVATIVE TRANSACTIONS

During the six months ended August 31, 2018, Bloomberg Barclays US Aggregate ex-Corporate Portfolio, Factor Enhanced Emerging Markets Portfolio, Factor Enhanced International Portfolio, Factor Enhanced Large Cap Portfolio, Factor Enhanced Small Cap Portfolio and Investment Grade Corporate Bond Portfolio entered into futures contracts to gain market exposure. Factor Enhanced Emerging Markets Portfolio and International Government Bond Portfolio entered into forward foreign currency contracts for economic hedging purposes.

The table below discloses the volume of the each Portfolio’s derivative transactions during the six months ended August 31, 2018.

	Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Factor Enhanced Emerging Markets Portfolio	Factor Enhanced International Portfolio	Factor Enhanced Large Cap Portfolio	Factor Enhanced Small Cap Portfolio	International Government Bond Portfolio	Investment Grade Corporate Bond Portfolio
Futures contracts
Average notional balance on long futures	$202,946	$15,085,070	$48,284,420	$50,561,548	$14,093,898	N/A	$339,959
Average notional balance on short futures	67,946	0	0	0	0	N/A	19,606
Forward foreign currency contracts
Average contract amounts to buy	N/A	0	N/A	N/A	N/A	$2,086,815	N/A
Average contract amounts to sell	N/A	867	N/A	N/A	N/A	2,012,934	N/A

The fair value, realized gains or losses and change in unrealized gains or losses, on these derivative transactions are reflected in the corresponding financial statement captions.

For certain types of derivative transactions, the Portfolios have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows a Portfolio to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of a Portfolio under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between a Portfolio and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is as follows:

	Counterparty	Gross amounts of assets in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
International Government Bond Portfolio	State Street Bank	$48,278	$(48,278)	$0	$0

	Counterparty	Gross amounts of liabilities in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
International Government Bond Portfolio	State Street Bank	$54,616	$(48,278)	$0	$6,338

7. BANK BORROWINGS

The Trust, Wells Fargo Master Trust and Wells Fargo Funds Trust (excluding the money market funds) are parties to a $280,000,000 revolving credit agreement whereby each Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged

Notes to financial statements (unaudited)	Wells Fargo Funds	263

to each Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating portfolio.

For the six months ended August 31, 2018, there were no borrowings by the Portfolios under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY CHANGES

On August 17, 2018, the Securities and Exchange Commission (“SEC”) adopted Disclosure Update and Simplification, which amends certain disclosure requirements. The amendments are effective for filings subsequent to November 5, 2018. Management expects these amendments will impact the classification of disclosures in the financial statements.

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management is currently evaluating the potential impact of this new guidance to the financial statements.

In March 2017, FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium. The amendments require the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years. Management is currently evaluating the potential impact of this new guidance to the financial statements.

264	Wells Fargo Funds	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website (wellsfargofunds.com) on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Funds	265

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 154 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2009	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

266	Wells Fargo Funds	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	N/A
Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Other information (unaudited)	Wells Fargo Funds	267

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Alexander Kymn[3] (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]

Jeremy DePalma acts as Treasurer of the Bloomberg Barclays US Aggregate ex-Corporate Portfolio, Emerging Markets Bond Portfolio, Factor Enhanced Emerging Markets Portfolio, Factor Enhanced International Portfolio, Factor Enhanced Large Cap Portfolio, Factor Enhanced Small Cap Portfolio, High Yield Corporate Bond Portfolio, International Government Bond Portfolio, Investment Grade Corporate Bond Portfolio, Strategic Retirement Bond Portfolio and U.S. REIT Portfolio and as Assistant Treasurer of the remaining funds in this shareholder report. In addition, Jeremy DePalma acts as Treasurer of 66 other funds and Assistant Treasurer of 69 other funds in the Fund Complex. Nancy Wiser serves as Treasurer of the remaining funds in this shareholder report and 69 other funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

268	Wells Fargo Funds	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT, ADVISORY AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Emerging Markets Bond Fund; Wells Fargo Factor Enhanced Emerging Markets Fund; Wells Fargo Factor Enhanced International Fund; Wells Fargo Factor Enhanced Large Cap Fund; Wells Fargo Factor Enhanced Small Cap Fund; Wells Fargo High Yield Corporate Bond Fund; Wells Fargo International Government Bond Fund; Wells Fargo U.S. Core Bond Fund; Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio; Wells Fargo International Government Bond Portfolio; Wells Fargo Emerging Markets Bond Portfolio; Wells Fargo Factor Enhanced Emerging Markets Portfolio; Wells Fargo Factor Enhanced International Portfolio; Wells Fargo Factor Enhanced Large Cap Portfolio; Wells Fargo Factor Enhanced Small Cap Portfolio; Wells Fargo High Yield Corporate Bond Portfolio; Wells Fargo Investment Grade Corporate Bond Portfolio

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each, a “Board” and collectively, the “Boards”) of each of Wells Fargo Funds Trust (“Funds Trust”) and Wells Fargo Master Trust (“Master Trust”) (collectively, the “Trusts”) must determine annually whether to approve the continuation of the Trusts’ investment management, advisory and sub-advisory agreements, as applicable. In this regard, at an in-person meeting held on May 22-23, 2018 (the “Meeting”), the Funds Trust Board, all the members of which have no direct or indirect interest in the investment management agreement and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”) for each of the funds of Funds Trust identified in the table below (individually, an “Intuitive Fund” and collectively, the “Intuitive Funds”):

Intuitive Fund
Wells Fargo Emerging Markets Bond Fund
Wells Fargo Factor Enhanced Emerging Markets Fund
Wells Fargo Factor Enhanced International Fund
Wells Fargo Factor Enhanced Large Cap Fund
Wells Fargo Factor Enhanced Small Cap Fund
Wells Fargo High Yield Corporate Bond Fund
Wells Fargo International Government Bond Fund
Wells Fargo U.S. Core Bond Fund

In addition, the Funds Trust Board reviewed and approved an investment sub-advisory agreement with Wells Capital Management Incorporated (“WellsCap”) for the U.S. Core Bond Fund (the “Core Bond Fund Sub-Advisory Agreement”).

At the Meeting, the Master Trust Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are Independent Trustees, reviewed and approved: (i) an investment advisory agreement (the “Master Portfolio Advisory Agreement”) with Funds Management for each of the portfolios of Master Trust identified in the table below (individually, a “Master Portfolio” and collectively, the “Master Portfolios”); and (ii) an investment sub-advisory agreement (each, a “Master Portfolio Sub-Advisory Agreement”, and collectively, the “Master Portfolio Sub-Advisory Agreements”) with the sub-adviser(s) identified in the chart below (each, a “Sub-Adviser”, and collectively, the “Sub-Advisers”) for the corresponding Master Portfolio identified in the chart:

Portfolio	Sub-Adviser
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Wells Cap
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Analytic Investors, LLC (“Analytic”)
Wells Fargo Emerging Markets Bond Portfolio	Wells Fargo Asset Management (International), LLC (“WFAM International”)
Wells Fargo Factor Enhanced International Portfolio	Analytic
Wells Fargo Factor Enhanced Large Cap Portfolio	Analytic
Wells Fargo Factor Enhanced Small Cap Portfolio	Analytic
Wells Fargo International Government Bond Portfolio	WFAM International
Wells Fargo Investment Grade Corporate Bond Portfolio	WellsCap
Wells Fargo High Yield Corporate Bond Portfolio	WellsCap

Other information (unaudited)	Wells Fargo Funds	269

The Intuitive Funds and the Master Portfolios are collectively referred to as the “Funds.” The Management Agreement, the Core Bond Fund Sub-Advisory Agreement, the Master Portfolio Advisory Agreement and the Master Portfolio Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”

The Board noted that each of the Intuitive Funds is a feeder fund that invests all of its assets in its corresponding Master Portfolio, with the exception of the U.S. Core Bond Fund, which invests in multiple Master Portfolios. Information provided to the Boards regarding the Intuitive Funds is also applicable to the Master Portfolios identified above, as relevant.

At the Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2018, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Boards have adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Boards in the discharge of their duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Boards, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Boards’ annual contract renewal process earlier in 2018. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Boards considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Boards reviewed reports of Funds Management at each of their quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Boards and the teams mentioned above confer with portfolio managers at various times throughout the year. The Boards did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Funds Trust Board unanimously approved the continuation of the Management Agreement and the Core Bond Fund Sub-Advisory Agreement for a one-year period. Additionally, after its deliberations, the Master Trust Board unanimously approved the continuation of the Master Portfolio Advisory Agreement and each Master Portfolio Sub-Advisory Agreement for a one-year term. The Boards also determined that the compensation or the absence of compensation payable to Funds Management and to each of the Sub-Advisers was reasonable. The Boards considered the approval of the Advisory Agreements for the Funds as part of their consideration of agreements for funds across the complex, but their approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Boards in support of their approvals.

Nature, extent and quality of services

The Boards received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Advisers are a part, a summary of investments made in the business of WFAM, a summary of certain organizational and/or personnel changes involving Funds Management and the Subadvisers, and a description of Funds Management’s and the Sub-Advisers’ business continuity planning programs and of their approaches to data privacy and cybersecurity. The Boards also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds. The Master Trust Board noted that each of the Master Portfolios replicates the performance of a proprietary index provided by an affiliate of Funds Management, except that the Bloomberg Barclays US Aggregate ex-Corporate Portfolio and the Emerging Markets Bond Portfolio will track the performance of third-party indexes.

The Boards evaluated the ability of Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Boards took into account the full range of services provided to the Funds by Funds Management and its affiliates.

270	Wells Fargo Funds	Other information (unaudited)

Investment performance and expenses

The Boards noted that the Funds had recently commenced operations and had no performance history to review. The Boards noted that they would have the opportunity to review the Funds’ performance history in connection with the Boards’ future review and approval of the Funds’ advisory agreements.

The Funds Trust Board also received and considered information regarding the “zero fee and expense” structure of each Intuitive Fund. Specifically, the Funds Trust Board noted that each Intuitive Fund’s gross operating expense ratio and each of its various components, including management fees, administration fees, custody fees, Rule 12b-1 fees, and other fees, are zero. The Funds Trust Board also noted that each Fund serves as a dedicated mutual fund for use exclusively as part of a robo-advisory program offered by Wells Fargo Advisors, LLC (“WFA”), an affiliate of Funds Management, and that Funds Management assumes and pays or reimburses all of the ordinary operating expenses of each Intuitive Fund, including acquired fund fees and expenses, pursuant to an agreement with each of the Intuitive Funds (the “Fee and Expense Agreement”). The Funds Trust Board further noted that Funds Management receives a fee from Wells Fargo Wealth and Investment Management (“WIM”) pursuant to an intercompany agreement equal to the Master Portfolio fees and expenses absorbed by Funds Management through its Fee and Expense Agreement with each of the Intuitive Funds.

With respect to the Master Portfolios, the Master Trust Board reviewed the fee rates that are payable to Funds Management for investment advisory services (as discussed below), which are the only fees charged at the Master Portfolio level, relative to a corresponding expense Group.

The Boards took into account the Funds’ expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management, advisory and sub-advisory fee rates

The Funds Trust Board reviewed and considered that the contractual investment management fee rate payable by each Intuitive Fund to Funds Management for investment management services zero, and also reviewed and considered that each Fund’s other expenses would normally be zero, because of Funds Management’s commitment to assume and pay or reimburse all of the ordinary operating expenses of each Fund, including acquired fund fees and expenses, under the Fee and Expense Agreement. The Funds Trust Board also reviewed and considered that the contractual investment sub-advisory fee rate payable by Funds Management to WellsCap for investment sub-advisory services for the U.S. Core Bond Fund is also zero.

The Master Trust Board reviewed and considered the contractual investment advisory fee rates that are payable by the Master Portfolios to Funds Management for investment advisory services under the Master Portfolio Advisory Agreement (the “Advisory Agreement Rates”). The Master Trust Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

The Master Trust Board reviewed a comparison of the Advisory Agreement Rates of each Master Portfolio with those of other funds in each Master Portfolio’s respective expense Group at a common asset level. The Master Trust Board noted that the Advisory Agreement Rates of each Master Portfolio were lower than or in range of the median rate for the Master Portfolio’s expense Group.

The Boards also received and considered information about the portions of the total management fees that were retained by Funds Management after payment of the fees to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of these amounts, the Boards received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Advisers, and about Funds Management’s on-going oversight services. Given the current affiliation between Funds Management and the Sub-Advisers, the Boards ascribed limited relevance to the allocation of the fees between them.

The Boards also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of certain Funds. In this regard, the Boards received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Funds Trust Board determined that the compensation received by Funds Management from WIM pursuant to the intercompany agreement, and the absence of compensation payable by the Funds to Funds Management pursuant to the Management Agreement or to WellsCap pursuant to the Core Bond Fund Sub-Advisory Agreement, was reasonable. Based on its consideration of the factors and information it deemed relevant, including those described here, the Master Trust Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates for each Master Portfolio were reasonable.

Other information (unaudited)	Wells Fargo Funds	271

Profitability

The Boards received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) as a whole, from providing services to the Funds and the fund family as a whole. The Boards noted that the Sub-Advisers’ profitability information with respect to providing services to the Funds was subsumed in the WFAM and Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and recent enhancements made to the methodology. Among other things, the Boards noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Boards did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Funds to be at a level that would prevent the Boards from approving the continuation of the Advisory Agreements.

Economies of scale

The Boards considered the extent to which Funds Management may experience economies of scale in the provision of management services, and the extent to which scale benefits, if any, would be shared with shareholders. In particular, the Boards noted the existence of breakpoints in each Master Portfolio’s advisory fee structure and each Intuitive Fund’s management fee structure, which operate generally to reduce the Funds’ expense ratios as the Funds grow in size. They considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Boards also considered that, in addition to management fee breakpoints, competitive fee rates set at the outset without regard to breakpoints and fee waiver and expense reimbursement arrangements, as well as investments in the business intended to enhance services available to Fund shareholders, are means of sharing potential economies of scale with shareholders of the Funds.

The Boards concluded that the Funds’ fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

Other benefits to Funds Management and the Sub-Advisers

The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including WellsCap, Analytic, and WFAM International, as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Funds. The Boards noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Boards also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers, fees earned by Funds Management and WellsCap from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards did not find that any ancillary benefits received by Funds Management and its affiliates, including WellsCap, Analytic, and WFAM International, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Funds Trust Board unanimously approved the continuation of the Management Agreement and the Core Bond Fund Sub-Advisory Agreement for a one-year period. Additionally, after its deliberations, the Master Trust Board unanimously approved the continuation of the Master Portfolio Advisory Agreement and each Master Portfolio Sub-Advisory Agreement for a one-year term. The Boards also determined that the compensation or the absence of compensation payable to Funds Management and to each of the Sub-Advisers was reasonable.

272	Wells Fargo Funds	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Strategic Retirement Bond Portfolio

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Master Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 22-23, 2018 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory or sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved: (i) an investment advisory agreement (the “Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”) for the Wells Fargo Strategic Retirement Bond Portfolio (the “Portfolio”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2018, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2018. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Portfolio as part of its consideration of agreements for funds across the complex, but its approvals were made on a portfolio-by-portfolio basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Portfolio by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory and administrative services provided to the Portfolio, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Portfolio.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Portfolio by Funds Management and its affiliates.

Other information (unaudited)	Wells Fargo Funds	273

Investment performance and expenses

The Boards noted that the Portfolio had recently commenced operations and had no performance history to review. The Board noted that it would have the opportunity to review the Portfolio’s performance history in connection with the Board’s future review and approval of the Portfolio’s advisory agreements.

The Board reviewed the fee rates that are payable to Funds Management for investment advisory services (as discussed below), which are the only fees charged at the Master Portfolio level, relative to a corresponding class-specific expense groups that was determined by Broadridge to be similar to the Portfolio (the “Group”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Group. The Board also received an explanation of how funds comprising expense Group and its expense ratios may vary from year-to-year.

The Board took into account the Portfolio’s expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Portfolio to Funds Management for investment advisory services under the Advisory Agreement (the “Advisory Agreement Rate”). The Board also reviewed and considered the contractual investment sub-advisory fee rate that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rate”).

The Master Trust Board reviewed a comparison of the Advisory Agreement Rate of the Portfolio with those of other funds in the Portfolio’s expense Group at a common asset level. The Board noted that the Portfolio’s Advisory Agreement Rate was lower than the median rate for the Portfolio’s expense Group.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fees to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the current affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the fees between them.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) as a whole, from providing services to the Portfolio and the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Portfolio was subsumed in the WFAM and Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and recent enhancements made to the methodology. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Portfolio to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board considered the extent to which Funds Management may experience economies of scale in the provision of management services, and the extent to which scale benefits, if any, would be shared with shareholders. In particular, the Board noted the existence of breakpoints in the Portfolio’s advisory fee structure, which operate generally to reduce the Portfolio’s expense ratios as the Portfolio grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that in addition to management fee breakpoints, competitive management fee rates set at the outset without regard to breakpoints and fee waiver and expense reimbursement arrangements, as well as investments in the business intended to enhance services available to Portfolio shareholders, are means of sharing potential economies of scale with shareholders of the Portfolio.

The Board concluded that the Portfolio’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Portfolio and its shareholders.

274	Wells Fargo Funds	Other information (unaudited)

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Portfolio. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Portfolio and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Portfolio. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

Other information (unaudited)	Wells Fargo Funds	275

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Wells Fargo U.S. REIT Portfolio

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Master Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 22-23, 2018 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory or sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved: (i) an investment advisory agreement (the “Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”) for the Wells Fargo U.S. REIT Portfolio (the “Portfolio”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2018, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2018. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Portfolio as part of its consideration of agreements for funds across the complex, but its approvals were made on a portfolio-by-portfolio basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Portfolio by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory and administrative services provided to the Portfolio, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Portfolio.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Portfolio by Funds Management and its affiliates.

276	Wells Fargo Funds	Other information (unaudited)

Investment performance and expenses

The Boards noted that the Portfolio had recently commenced operations and had no performance history to review. The Board noted that it would have the opportunity to review the Portfolio’s performance history in connection with the Board’s future review and approval of the Portfolio’s advisory agreements.

The Board reviewed the fee rates that are payable to Funds Management for investment advisory services (as discussed below), which are the only fees charged at the Master Portfolio level, relative to a corresponding class-specific expense groups that was determined by Broadridge to be similar to the Portfolio (the “Group”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Group. The Board also received an explanation of how funds comprising expense Group and its expense ratios may vary from year-to-year.

The Board took into account the Portfolio’s expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Portfolio to Funds Management for investment advisory services under the Advisory Agreement (the “Advisory Agreement Rate”). The Board also reviewed and considered the contractual investment sub-advisory fee rate that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rate”).

The Master Trust Board reviewed a comparison of the Advisory Agreement Rate of the Portfolio with those of other funds in the Portfolio’s expense Group at a common asset level. The Board noted that the Portfolio’s Advisory Agreement Rate was lower than the median rate for the Portfolio’s expense Group.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fees to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the current affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the fees between them.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) as a whole, from providing services to the Portfolio and the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Portfolio was subsumed in the WFAM and Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and recent enhancements made to the methodology. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Portfolio to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board considered the extent to which Funds Management may experience economies of scale in the provision of management services, and the extent to which scale benefits, if any, would be shared with shareholders. In particular, the Board noted the existence of breakpoints in the Portfolio’s advisory fee structure, which operate generally to reduce the Portfolio’s expense ratios as the Portfolio grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that in addition to management fee breakpoints, competitive management fee rates set at the outset without regard to breakpoints and fee waiver and expense reimbursement arrangements, as well as investments in the business intended to enhance services available to Portfolio shareholders, are means of sharing potential economies of scale with shareholders of the Portfolio.

The Board concluded that the Portfolio’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Portfolio and its shareholders.

Other information (unaudited)	Wells Fargo Funds	277

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Portfolio. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Portfolio and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Portfolio. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Funds’ website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Funds’ website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker/dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

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© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

315414 10-18 SA271/SAR271 08-18

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Master Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date:	October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Master Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date:	October 26, 2018

By:
/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	October 26, 2018